UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660

Colleen E. Tonn Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: December 31

Date of reporting period: September 30, 2009

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Delaware Bond Fund
LVIP Janus Capital Appreciation Fund
LVIP FI Equity-Income Fund
LVIP Delaware Foundation Aggressive Allocation Fund
LVIP Delaware Growth and Income Fund
LVIP Mondrian International Value Fund
LVIP Delaware Foundation Conservative Allocation Fund
LVIP Money Market
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Wilshire Conservative Profile Fund
LVIP Wilshire Moderate Profile Fund
LVIP Wilshire Moderately Aggressive Profile Fund
LVIP Wilshire Aggressive Profile Fund
LVIP Wilshire 2010 Profile Fund
LVIP Wilshire 2020 Profile Fund
LVIP Wilshire 2030 Profile Fund
LVIP Wilshire 2040 Profile Fund
LVIP Cohen & Steers Global Real Estate Fund
LVIP Baron Growth Opportunities Fund
LVIP Turner Mid-Cap Growth Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP Capital Growth Fund
LVIP SSgA S&P 500 Index Fund
LVIP MFS Value Fund
LVIP SSgA Small-Cap Index Fund
LVIP Mid-Cap Value Fund
LVIP Templeton Growth Fund
LVIP Marsico International Growth Fund
LVIP Columbia Value Opportunities Fund
LVIP SSgA International Index Fund
LVIP SSgA Bond Index Fund
LVIP SSgA Large Cap 100 Fund
LVIP SSgA Small-Mid Cap 200 Fund
LVIP SSgA Developed International 150 Fund
LVIP SSgA Emerging Markets 100 Fund
LVIP Global Income Fund
LVIP Delaware Foundation Moderate Allocation Fund

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.90%
Aerospace & Defense – 2.89%
†Alliant Techsystems	7,500	$583,875
Empresa Brasileira de Aeronautica ADR	25,500	584,970
Goodrich	28,800	1,564,992
ITT	8,700	453,705
Precision Castparts	20,000	2,037,400
Rockwell Collins	23,800	1,209,040
†TransDigm Group	11,200	557,872
		6,991,854
Air Freight & Logistics – 1.26%
Expeditors International Washington	43,200	1,518,480
Robinson (C.H.) Worldwide	26,400	1,524,600
		3,043,080
Airlines – 0.30%
SkyWest	23,100	382,998
Southwest Airlines	35,200	337,920
		720,918
Auto Components – 0.34%
Gentex	26,200	370,730
WABCO Holdings	21,200	445,200
		815,930
Beverages – 0.71%
Brown-Forman Class B	35,875	1,729,893
		1,729,893
Biotechnology – 1.40%
†Alexion Pharmaceuticals	9,600	427,584
†Biogen Idec	6,700	338,484
†BioMarin Pharmaceuticals	17,200	310,976
†Cephalon	11,100	646,464
†Martek Biosciences	10,800	243,972
†Myriad Genetics	18,200	498,680
†Vertex Pharmaceuticals	24,400	924,760
		3,390,920
Capital Markets – 3.05%
Eaton Vance	27,900	780,921
Federated Investors Class B	18,900	498,393
Janus Capital Group	69,700	988,346
Lazard Class A	28,800	1,189,728
Northern Trust	35,100	2,041,416
optionsXpress Holdings	20,300	350,784
SEI Investments	19,900	391,632
†TD Ameritrade Holding	58,700	1,151,694
		7,392,914
Chemicals – 2.43%
Air Products & Chemicals	8,500	659,430
Albemarle	12,900	446,340
CF Industries Holdings	7,200	620,856
Ecolab	31,400	1,451,622
†Intrepid Potash	25,800	608,622
Sigma-Aldrich	17,200	928,456
Sociedad Quimica y Minera de Chile ADR	16,300	637,819
Terra Industries	14,900	516,583
		5,869,728
Commercial Banks – 1.04%
City National	19,000	739,670
First Horizon National	34,134	451,596
KeyCorp	126,000	819,000
†SVB Financial Group	11,600	501,932
		2,512,198
Commercial Services & Supplies – 2.12%
†American Reprographics	25,200	239,904
†Copart	13,500	448,335
†Iron Mountain	22,625	603,183
Republic Services	32,850	872,825
Ritchie Bros Auctioneers	46,900	1,150,926
†Stericycle	29,500	1,429,274
†Waste Connections	13,300	383,838
		5,128,285
Communications Equipment – 1.02%
†F5 Networks	15,200	602,376
†JDS Uniphase	39,300	279,423
†Juniper Networks	58,600	1,583,372
		2,465,171
Computers & Peripherals – 1.82%
†Logitech International	19,700	362,086
†NetApp	46,000	1,227,280
†Palm	49,300	859,299
†QLogic	30,700	528,040
Seagate Technology	93,800	1,426,698
		4,403,403
Construction & Engineering – 1.46%
Fluor	29,700	1,510,245
†Foster Wheeler	30,300	966,873
†Quanta Services	47,800	1,057,814
		3,534,932
Construction Materials – 0.39%
Vulcan Materials	17,700	957,039
		957,039
Consumer Finance – 0.31%
†SLM	85,200	742,944
		742,944
Diversified Consumer Services – 2.22%
†Apollo Group Class A	21,705	1,599,007
DeVry	34,200	1,891,944
†ITT Educational Services	7,900	872,239
†New Oriental Education & Technology Group ADR	7,200	579,240
Strayer Education	2,000	435,360
		5,377,790
Diversified Financial Services – 1.63%
†Artio Global Investors	11,100	290,265
CME Group	1,200	369,828
†Interactive Brokers Group	14,700	292,089
†IntercontinentalExchange	17,900	1,739,701
Moody's	38,700	791,802
NYSE Euronext	15,800	456,462
		3,940,147
Electrical Equipment – 1.96%
AMETEK	20,000	698,200
†First Solar	5,300	810,158
†General Cable	19,700	771,255
†GT Solar International	55,300	321,293
†II-VI	18,100	460,464
Rockwell Automation	23,400	996,840
Roper Industries	13,400	683,132
		4,741,342
Electronic Equipment, Instruments & Components – 2.41%
Amphenol Class A	17,000	640,560
†Cogent	25,100	253,510
†Dolby Laboratories Class A	28,200	1,076,958
†FLIR Systems	13,900	388,783
†Itron	9,400	602,916
Jabil Circuit	31,100	417,051
†Mettler-Toledo International	8,300	751,897
National Instruments	22,150	612,005
†Trimble Navigation	45,700	1,092,687
		5,836,367
Energy Equipment & Services – 3.32%
Baker Hughes	9,200	392,472
†Cameron International	34,400	1,301,008
†Complete Production Services	15,900	179,670
Core Laboratories	10,700	1,103,063
Diamond Offshore Drilling	10,900	1,041,168
†FMC Technologies	25,000	1,306,000
†Nabors Industries	31,100	649,990
†Oceaneering International	12,500	709,375
Smith International	35,900	1,030,330
†TETRA Technologies	32,200	312,018
		8,025,094
Food & Staples Retailing – 0.59%
†Whole Foods Market	47,100	1,436,079
		1,436,079
Food Products – 1.34%
Hershey	18,400	715,024
McCormick	52,500	1,781,850
Smucker (J.M.)	14,100	747,441
		3,244,315
Health Care Equipment & Supplies – 4.57%
†American Medical System Holdings	22,000	372,240
†Arthrocare	11,900	242,641
Bard (C.R.)	15,800	1,242,038
†CareFusion	60,900	1,327,620
DENTSPLY International	18,600	642,444
†Edwards Lifesciences	9,900	692,109
†Gen-Probe	8,700	360,528
†Hologic	30,200	493,468
†IDEXX Laboratories	18,600	930,000
†Intuitive Surgical	6,100	1,599,725
†Masimo	12,900	337,980
†ResMed	9,200	415,840
†St. Jude Medical	29,300	1,142,993
†Varian Medical Systems	20,800	876,304
†Zimmer Holdings	7,300	390,185
		11,066,115
Health Care Providers & Services – 3.65%
CIGNA	20,500	575,845
†Community Health Systems	17,500	558,775
†Coventry Health Care	16,950	338,322
†DaVita	17,200	974,208
†Express Scripts	12,400	961,992
†Health Net	17,600	271,040
†Humana	14,700	548,310
†Laboratory Corporation of America Holdings	14,100	926,370
†Lincare Holdings	8,300	259,375
McKesson	11,800	702,690
†Patterson	12,800	348,800
Quest Diagnostics	26,200	1,367,378
†Schein (Henry)	18,100	993,871
		8,826,976
Health Care Technology – 0.63%
Allscripts-Misys Healthcare Solutions	24,700	500,669
†Cerner	13,600	1,017,280
		1,517,949
Hotels, Restaurants & Leisure – 3.83%
†Chipotle Mexican Grill Class B	7,000	582,540
Choice Hotels International	19,500	605,670
†Ctrip.com International ADR	11,500	676,085
International Game Technology	26,400	567,072
Marriott International Class A	42,313	1,167,416
†Panera Bread Class A	14,600	803,000
†Starbucks	68,500	1,414,525
Starwood Hotels & Resorts Worldwide	16,300	538,389
Tim Hortons	29,600	837,680
†WMS Industries	14,250	634,980
†Wynn Resorts	8,300	588,387
Yum Brands	25,500	860,880
		9,276,624
Household Durables – 0.34%
KB HOME	9,600	159,456
Lennar Class A	11,500	163,875
Pulte Homes	20,605	226,449
†Toll Brothers	13,800	269,652
		819,432
Household Products – 0.61%
Clorox	25,200	1,482,264
		1,482,264
Independent Power Producers & Energy Traders – 0.40%
†NRG Energy	34,000	958,460
		958,460
Industrial Conglomerates – 0.52%
†McDermott International	49,600	1,253,392
		1,253,392
Insurance – 1.64%
Aon	19,500	793,455
†Arch Capital Group	7,800	526,812
Assurant	7,400	237,244
AXIS Capital Holdings	10,800	325,944
Berkley (W.R.)	18,000	455,040
HCC Insurance Holdings	17,700	484,095
Principal Financial Group	28,200	772,398
RenaissanceRe Holdings	7,000	383,320
		3,978,308
Internet & Catalog Retail – 0.84%
†Expedia	38,900	931,655
†priceline.com	6,600	1,094,412
		2,026,067
Internet Software & Services – 1.58%
†Baidu.com ADR	1,200	469,260
†Digital River	16,000	645,120
†Rackspace Hosting	32,300	551,038
†Sina	14,600	554,216
†VeriSign	35,800	848,102
†VistaPrint	14,800	751,100
		3,818,836
IT Services – 3.53%
†Cognizant Technology Solutions Class A	44,600	1,724,236
†Computer Sciences	8,600	453,306
Fidelity National Information Services	17,500	446,425
†Fiserv	10,200	491,640
†Genpact	40,900	503,070
Global Payments	13,300	621,110
†Hewitt Associates	13,100	477,233
†NeuStar Class A	16,100	363,860
Paychex	63,900	1,856,295
Western Union	84,800	1,604,416
		8,541,591
Leisure Equipment & Products – 0.18%
Mattel	24,000	443,040
		443,040
Life Sciences Tools & Services – 2.59%
†Charles River Laboratories International	13,200	488,136
†Covance	10,500	568,575
†Illumina	33,200	1,411,000
†Life Technologies	19,900	926,345
†Millipore	7,300	513,409
†QIAGEN	26,600	566,048
Techne	14,200	888,210
†Waters	16,200	904,932
		6,266,655
Machinery – 2.89%
Cummins	18,600	833,466
Donaldson	20,300	702,989
Flowserve	8,000	788,320
Graco	15,100	420,837
Harsco	10,700	378,887
IDEX	13,125	366,844
Joy Global	18,900	924,966
PACCAR	10,700	403,497
Pall	21,000	677,880
†Terex	24,800	514,104
Valmont Industries	7,300	621,814
Wabtec	9,700	364,041
		6,997,645
Media – 2.24%
Cablevision Systems Class A	14,500	344,375
†Central European Media Enterprises	26,300	900,775
†CTC Media	24,200	380,424
†Discovery Communications Class C	46,400	1,207,792
†DreamWorks Animation Class A	14,300	508,651
McGraw-Hill	47,700	1,199,178
Omnicom Group	14,100	520,854
Shaw Communications Class B	19,600	352,996
		5,415,045
Metals & Mining – 1.92%
Agnico-Eagle Mines	23,800	1,614,830
Carpenter Technology	16,700	390,613
Cliffs Natural Resources	15,200	491,872
Compass Minerals International	12,400	764,088
†Eldorado Gold	47,700	543,780
Walter Industries	13,900	834,834
		4,640,017
Multiline Retail – 0.58%
†Dollar Tree	9,100	442,988
Family Dollar Stores	36,000	950,400
		1,393,388
Office Electronics – 0.13%
†Zebra Technologies	11,750	304,678
		304,678
Oil, Gas & Consumable Fuels – 4.55%
Arch Coal	29,824	660,005
†Bill Barrett	12,800	419,712
Cabot Oil & Gas	26,900	961,675
†Concho Resources	43,300	1,572,656
Consol Energy	14,300	645,073
†Forest Oil	45,800	896,306
†Mariner Energy	21,400	303,452
Massey Energy	13,100	365,359
Murphy Oil	22,600	1,301,082
†Newfield Exploration	19,100	812,896
Peabody Energy	22,500	837,450
†SandRidge Energy	13,100	169,776
†Southwestern Energy	12,000	512,160
Sunoco	10,100	287,345
†Ultra Petroleum	26,100	1,277,856
		11,022,803
Personal Products – 1.30%
Avon Products	66,900	2,271,924
Mead Johnson Nutrition Class A	19,600	884,156
		3,156,080
Pharmaceuticals – 0.91%
Allergan	16,614	943,011
†Elan ADR	53,200	378,252
Shire ADR	9,400	491,526
†Warner Chilcott Class A	17,500	378,350
		2,191,139
Professional Services – 1.42%
Corporate Executive Board	12,800	318,720
Dun & Bradstreet	12,300	926,436
Equifax	16,300	474,982
Manpower	9,600	544,416
†Monster Worldwide	30,900	540,132
Robert Half International	25,100	628,002
		3,432,688
Real Estate Investment Trusts – 0.67%
Federal Realty Investment Trust	15,100	926,687
Public Storage	9,200	692,208
		1,618,895
Road & Rail – 0.49%
Landstar System	31,200	1,187,472
		1,187,472
Semiconductors & Semiconductor Equipment – 6.67%
Altera	64,100	1,314,691
Analog Devices	43,900	1,210,762
†Broadcom Class A	32,350	992,822
†Cymer	10,200	396,372
†Fairchild Semiconductor International	21,200	216,876
Intersil Class A	24,400	373,564
KLA-Tencor	14,700	527,142
†Lam Research	16,700	570,472
Linear Technology	47,200	1,304,136
†Marvell Technology Group	97,400	1,576,906
Maxim Integrated Products	22,100	400,894
†MEMC Electronic Materials	22,200	369,186
Microchip Technology	39,600	1,049,400
National Semiconductor	28,600	408,122
†NVIDIA	80,100	1,203,903
†ON Semiconductor	45,100	372,075
†Rovi	17,800	598,080
†Silicon Laboratories	14,400	667,584
†Teradyne	48,100	444,925
†Varian Semiconductor Equipment Associates	14,400	472,896
Xilinx	71,200	1,667,503
		16,138,311
Software – 6.21%
†Adobe Systems	28,800	951,552
†ANSYS	22,900	858,063
†Autodesk	42,600	1,013,880
†BMC Software	27,400	1,028,322
CA	40,900	899,391
†Check Point Software Technologies	17,800	504,630
†Citrix Systems	20,400	800,292
†Electronics Arts	29,200	556,260
FactSet Research Systems	14,050	930,672
Henry (Jack) & Associates	14,900	349,703
†Intuit	61,400	1,749,900
†McAfee	43,200	1,891,728
†Red Hat	56,500	1,561,660
†salesforce.com	19,900	1,132,907
†Symantec	26,200	431,514
†Synopsys	16,600	372,172
		15,032,646
Specialty Retail – 6.34%
Advance Auto Parts	17,100	671,688
†AnnTaylor Stores	10,400	165,256
†AutoZone	3,000	438,660
†Bed Bath & Beyond	36,900	1,385,226
†CarMax	31,000	647,900
†Dick's Sporting Goods	21,600	483,840
Gap	47,200	1,010,080
Men's Wearhouse	9,950	245,765
†O'Reilly Automotive	28,600	1,033,604
PETsMART	21,000	456,750
Ross Stores	38,000	1,815,260
Sherwin-Williams	17,800	1,070,848
Staples	21,900	508,518
Tiffany & Co	30,200	1,163,606
TJX	71,100	2,641,364
†Tractor Supply	8,700	421,254
†Urban Outfitters	23,500	708,995
Williams-Sonoma	23,600	477,428
		15,346,042
Textiles, Apparel & Luxury Goods – 0.75%
Coach	55,500	1,827,060
		1,827,060
Tobacco – 0.76%
Lorillard	24,800	1,842,640
		1,842,640
Trading Company & Distributors – 0.80%
Fastenal	18,300	708,210
Grainger (W.W.)	13,700	1,224,232
		1,932,442
Wireless Telecommunication Services – 2.35%
†American Tower Class A	40,100	1,459,640
†Crown Castle International	34,400	1,078,784
†Leap Wireless International	35,200	688,160
†MetroPCS Communications	53,600	501,696
†NII Holdings	22,200	665,556
†SBA Communications Class A	47,500	1,283,925
		5,677,761
Total Common Stock (Cost $204,630,790)		241,732,804
Short-Term Investment – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund	50,363	50,363
Total Short-Term Investment (Cost $50,363)		50,363
Total Value of Securities – 99.92%
(Cost $204,681,153)		241,783,167
Receivables and Other Assets Net of Liabilities (See Notes) – 0.08%		197,454
Net Assets Applicable to 22,803,037 Shares Outstanding – 100.00%		$241,980,621

†Non income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-ended investment companies are valued at their published net asset value.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$205,477,005
Aggregate unrealized appreciation	55,797,798
Aggregate unrealized depreciation	(19,491,636)
Net unrealized appreciation	$36,306,162

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $160,340,295 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $67,784,083 expires in 2009, $76,089,467 expires in 2010, $15,907,305 expires in 2011, and $559,440 expires in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Common Stock	$241,732,804
Short-Term	50,363
Total	$241,783,167

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

4. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Delaware Bond Fund

September 30, 2009
		Principal	Value
		Amount¡	(U.S. $)
Agency Collateralized Mortgage Obligations – 3.64%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		531,299	$579,717
Fannie Mae REMICs
Series 2002-83 GH 5.00% 12/25/17		6,355,000	6,757,929
Series 2003-122 AJ 4.50% 2/25/28		864,345	895,483
Series 2003-38 MP 5.50% 5/25/23		8,850,000	9,408,923
Series 2005-110 MB 5.50% 9/25/35		2,183,339	2,294,079
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		1,186,824	1,282,185
Freddie Mac REMICs
Series 2557 WE 5.00% 1/15/18		4,000,000	4,260,006
Series 2662 MA 4.50% 10/15/31		1,521,569	1,566,999
Series 2694 QG 4.50% 1/15/29		3,885,000	4,054,153
Series 2717 MH 4.50% 12/15/18		1,875,000	1,953,449
Series 2872 GC 5.00% 11/15/29		3,005,000	3,172,629
Series 2890 PC 5.00% 7/15/30		3,780,000	3,970,646
Series 3022 MB 5.00% 12/15/28		5,770,000	6,052,016
Series 3131 MC 5.50% 4/15/33		2,580,000	2,756,758
Series 3173 PE 6.00% 4/15/35		7,180,000	7,743,532
Series 3337 PB 5.50% 7/15/30		3,000,000	3,144,523
Series 3416 GK 4.00% 7/15/22		2,814,631	2,914,273
Series 3455 MB 4.50% 6/15/23		10,000,000	10,239,976
◆Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43		894,390	964,712
•Series T-60 1A4C 5.395% 3/25/44		1,832,095	1,874,462
Total Agency Collateralized Mortgage Obligations (Cost $72,499,373)			75,886,450
Agency Mortgage-Backed Securities – 14.87%
Fannie Mae 6.50% 8/1/17		734,023	782,655
•Fannie Mae ARM
5.14% 11/1/35		2,433,066	2,542,924
5.391% 4/1/36		2,540,859	2,663,229
Fannie Mae Relocation 15 yr 4.00% 9/1/20		3,196,880	3,197,304
Fannie Mae Relocation 30 yr
4.00% 3/1/35		2,677,354	2,631,058
5.00% 1/1/34		956,242	981,980
5.00% 10/1/35		2,014,865	2,069,098
5.00% 2/1/36		3,593,987	3,690,726
Fannie Mae S.F. 15 yr
4.50% 6/1/23		6,427,363	6,669,079
4.50% 9/1/24		10,000,000	10,369,824
5.50% 12/1/22		853,033	903,482
5.50% 2/1/23		3,165,747	3,352,972
6.00% 8/1/21		6,473,585	6,916,115
Fannie Mae S.F. 30 yr
4.50% 3/1/39		3,407,892	3,456,866
5.00% 12/1/36		4,800,826	4,976,556
5.00% 12/1/37		2,128,932	2,202,536
5.00% 1/1/38		3,357,994	3,474,089
5.00% 2/1/38		1,648,900	1,705,815
5.00% 11/1/38		3,451,482	3,570,616
6.50% 6/1/36		3,604,938	3,861,377
∞6.50% 9/1/36		9,129,305	9,778,722
6.50% 10/1/36		2,705,030	2,897,453
6.50% 3/1/37		2,623,083	2,809,678
6.50% 7/1/37		9,701,491	10,388,633
6.50% 8/1/37		5,325,115	5,700,591
6.50% 11/1/37		9,610,213	10,287,833
6.50% 12/1/37		10,098,915	10,810,994
7.00% 12/1/37		2,321,202	2,535,574
7.50% 4/1/32		26,932	30,068
7.50% 11/1/34		37,597	41,603
Fannie Mae S.F. 30 yr TBA
4.50% 10/1/39		58,540,000	59,290,013
6.50% 10/1/39		9,065,000	9,688,219
•Freddie Mac ARM 5.074% 4/1/34		175,078	179,746
Freddie Mac Balloon 7 yr 3.50% 10/1/10		168,423	169,360
Freddie Mac Relocation 30 yr 5.00% 9/1/33		1,894,997	1,946,597
Freddie Mac S.F. 15 yr
4.00% 2/1/14		782,224	804,096
4.50% 7/1/24		4,481,037	4,643,956
5.00% 6/1/18		1,647,606	1,751,606
5.00% 1/1/24		8,950,529	9,406,643
5.50% 8/1/23		4,320,144	4,578,097
Freddie Mac S.F. 30 yr TBA
4.00% 10/1/39		28,465,000	28,135,888
5.00% 10/1/39		40,730,000	42,079,181
6.00% 10/1/39		18,000,000	18,995,616
GNMA I S.F. 30 yr 7.00% 12/15/34		2,496,270	2,735,906
Total Agency Mortgage-Backed Securities (Cost $302,922,606)			309,704,374
Agency Obligations – 1.27%
Fannie Mae 3.00% 9/16/14		18,300,000	18,602,078
Freddie Mac 3.75% 3/27/19		7,860,000	7,879,430
Total Agency Obligations (Cost $25,981,529)			26,481,508
Commercial Mortgage-Backed Securities – 9.63%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37		4,115,000	4,073,850
Series 2007-1A D 5.957% 4/15/37		780,000	748,800
•#Asset Securitization Series 1996-MD6 B1 144A 8.825% 11/13/29		100,000	112,889
Bank of America Commercial Mortgage
•Series 2004-3 A5 5.398% 6/10/39		4,065,000	4,093,347
•Series 2005-1 A5 5.082% 11/10/42		2,080,000	2,104,462
•Series 2005-6 A4 5.179% 9/10/47		3,615,000	3,517,004
Series 2006-4 A4 5.634% 7/10/46		7,337,000	6,801,560
•Series 2007-3 A4 5.658% 6/10/49		2,320,000	1,900,371
•Series 2007-4 AM 5.811% 2/10/51		3,100,000	2,225,351
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40		7,795,000	7,661,645
Series 2005-PWR9 A4A 4.871% 9/11/42		3,400,000	3,214,519
•Series 2005-T20 A4A 5.15% 10/12/42		4,345,000	4,291,991
•Series 2006-PW12 A4 5.719% 9/11/38		3,640,000	3,533,842
Series 2006-PW14 A4 5.201% 12/11/38		8,755,000	8,121,346
Series 2007-PW15 A4 5.331% 2/11/44		5,630,000	5,067,992
•Series 2007-PW16 A4 5.719% 6/11/40		7,330,000	6,695,603
•Series 2007-T28 A4 5.742% 9/11/42		4,730,000	4,426,286
◆Commercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/16/34		1,985,003	2,057,650
•Series 2005-C6 A5A 5.116% 6/10/44		15,325,000	14,577,363
Series 2006-C7 A2 5.69% 6/10/46		2,145,000	2,168,087
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18		712,000	689,605
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.548% 2/15/39		1,170,000	1,181,926
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35		1,685,000	1,693,425
Series 2006-1A B 5.362% 11/15/36		1,550,000	1,553,875
First Union National Bank Commercial Mortgage Series 2000-C2 H 6.75% 10/15/32		40,000	25,533
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35		1,605,000	1,702,242
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38		1,200,000	1,168,153
•Series 2004-GG2 A6 5.396% 8/10/38		4,225,000	4,095,209
Series 2005-GG4 A4 4.761% 7/10/39		11,070,000	10,093,325
Series 2005-GG4 A4A 4.751% 7/10/39		6,621,250	6,207,402
•Series 2006-GG6 A4 5.553% 4/10/38		4,985,000	4,502,070
@•#Series 2006-RR3 A1S 144A 5.66% 7/18/56		4,090,000	1,145,200
•Series 2007-GG10 A4 5.805% 8/10/45		5,175,000	4,276,970
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36		6,835,000	6,916,099
Series 2005-GG5 A5 5.224% 4/10/37		6,325,000	5,950,038
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		3,230,000	3,326,534
Series 2002-C2 A2 5.05% 12/12/34		569,000	580,765
Series 2003-C1 A2 4.985% 1/12/37		3,640,000	3,740,468
•Series 2005-LDP3 A4A 4.936% 8/15/42		2,650,000	2,446,569
•Series 2005-LDP4 A4 4.918% 10/15/42		4,300,000	4,228,139
•Series 2005-LDP5 A4 5.179% 12/15/44		5,625,000	5,511,928
•Series 2005-LDP5 AM 5.221% 12/15/44		2,795,000	2,396,060
Series 2006-LDP9 A2 5.134% 5/15/47		3,170,000	3,040,946
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31		3,305,000	3,513,640
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		749,500	243,209
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31		1,145,000	1,087,750
Series 2006-HQ9 A4 5.731% 7/12/44		2,500,000	2,388,159
Series 2006-T21 A4 5.162% 10/12/52		5,980,000	5,683,124
Series 2007-IQ14 A4 5.692% 4/15/49		2,560,000	2,093,839
Series 2007-T27 A4 5.65% 6/11/42		17,310,000	16,335,152
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.366% 2/15/33		595,000	519,004
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18		49,333	48,840
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48		4,610,000	4,624,896
Total Commercial Mortgage-Backed Securities (Cost $195,799,073)			200,404,052
Convertible Bonds – 0.37%
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37		5,700,000	5,165,625
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16		2,465,000	2,594,413
Total Convertible Bonds (Cost $5,672,412)			7,760,038
Corporate Bonds – 37.15%
Aerospace & Defense – 0.38%
#BAE Systems Holdings 144A
4.95% 6/1/14		760,000	788,883
6.375% 6/1/19		6,435,000	7,113,416
			7,902,299
Automobiles – 0.25%
#Volvo Treasury 144A 5.95% 4/1/15		5,190,000	5,191,142
			5,191,142
Beverages – 0.59%
#Anheuser-Busch InBev Worldwide 144A
5.375% 11/15/14		3,415,000	3,647,848
6.875% 11/15/19		6,020,000	6,812,322
7.20% 1/15/14		1,570,000	1,769,224
			12,229,394
Capital Markets – 2.50%
Credit Suisse New York
5.30% 8/13/19		2,385,000	2,450,132
6.00% 2/15/18		3,430,000	3,596,959
Goldman Sachs Group
5.25% 10/15/13		2,345,000	2,491,748
5.95% 1/18/18		5,943,000	6,175,758
6.25% 9/1/17		3,430,000	3,633,210
6.75% 10/1/37		235,000	243,301
Jefferies Group
6.25% 1/15/36		525,000	421,087
6.45% 6/8/27		5,292,000	4,454,176
8.50% 7/15/19		1,640,000	1,738,621
Lazard Group
6.85% 6/15/17		3,593,000	3,546,902
7.125% 5/15/15		674,000	681,504
Morgan Stanley
5.375% 10/15/15		4,655,000	4,811,194
5.55% 4/27/17		2,610,000	2,604,073
6.00% 4/28/15		7,225,000	7,660,103
6.25% 8/28/17		7,330,000	7,641,370
			52,150,138
Chemicals – 1.02%
Dow Chemical 8.55% 5/15/19		12,440,000	14,007,826
Lubrizol 8.875% 2/1/19		5,800,000	7,171,346
			21,179,172
Commercial Banks – 4.76%
AgriBank 9.125% 7/15/19		4,450,000	4,820,623
Barclays Bank
5.20% 7/10/14		3,655,000	3,864,910
6.75% 5/22/19		6,090,000	6,823,540
#144A 6.05% 12/4/17		9,925,000	10,004,131
BB&T 6.85% 4/30/19		6,105,000	6,841,238
BB&T Capital Trust I 5.85% 8/18/35		1,485,000	1,278,576
@#CoBank ACB 144A 7.875% 4/16/18		1,660,000	1,618,673
KeyBank 6.95% 2/1/28		6,970,000	6,249,874
•National City Bank 0.684% 6/7/17		2,140,000	1,718,615
PNC Bank 6.875% 4/1/18		3,510,000	3,758,901
PNC Funding
5.25% 11/15/15		4,590,000	4,711,529
5.625% 2/1/17		1,848,000	1,821,099
•#Rabobank Nederland 144A 11.00% 12/29/49		4,230,000	5,196,217
Silicon Valley Bank
5.70% 6/1/12		2,150,000	2,165,583
6.05% 6/1/17		5,515,000	5,151,446
U.S. Bank North America
4.80% 4/15/15		1,870,000	1,978,032
4.95% 10/30/14		1,205,000	1,294,141
•USB Capital IX 6.189% 10/29/49		5,765,000	4,482,288
VTB Capital
6.875% 5/29/18		2,320,000	2,325,800
#144A 6.875% 5/29/18		1,780,000	1,762,200
Wachovia
5.25% 8/1/14		1,455,000	1,479,207
5.625% 10/15/16		6,295,000	6,581,712
•Wells Fargo Capital XIII 7.70% 12/29/49		10,635,000	9,411,974
Zions Bancorporation
5.50% 11/16/15		3,365,000	2,588,331
7.75% 9/23/14		1,400,000	1,254,243
			99,182,883
Commercial Services & Supplies – 1.06%
Allied Waste North America
6.875% 6/1/17		560,000	592,340
7.125% 5/15/16		4,930,000	5,208,013
Browning-Ferris Industries 7.40% 9/15/35		2,825,000	3,249,784
International Lease Finance
5.35% 3/1/12		2,342,000	1,991,859
5.55% 9/5/12		2,945,000	2,407,853
5.875% 5/1/13		2,236,000	1,760,029
6.375% 3/25/13		420,000	337,069
6.625% 11/15/13		4,470,000	3,547,338
Waste Management 7.375% 3/11/19		300,000	349,734
WMX Technologies 7.10% 8/1/26		2,338,000	2,562,291
			22,006,310
Communications Equipment – 0.07%
Lucent Technologies 6.45% 3/15/29		1,900,000	1,455,875
			1,455,875
Consumer Finance – 1.09%
Capital One Bank 8.80% 7/15/19		10,800,000	12,505,504
Capital One Financial 7.375% 5/23/14		2,160,000	2,412,977
Ford Motor Credit
7.25% 10/25/11		3,020,000	2,934,419
7.50% 8/1/12		4,200,000	4,035,205
7.80% 6/1/12		770,000	744,602
			22,632,707
Containers & Packaging – 0.14%
Graphic Packaging International 9.50% 8/15/13		965,000	998,775
#Owens Brockway Glass Container 144A 7.375% 5/15/16		1,810,000	1,859,775
			2,858,550
Diversified Financial Services – 3.83%
Bank of America
5.125% 11/15/14		903,000	923,758
5.30% 3/15/17		6,440,000	6,187,301
5.75% 12/1/17		2,705,000	2,704,418
6.10% 6/15/17		5,485,000	5,525,337
Citigroup
6.375% 8/12/14		6,925,000	7,167,119
6.50% 8/19/13		11,631,000	12,220,052
General Electric Capital 6.00% 8/7/19		20,621,000	20,957,410
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,550,000	798,250
JPMorgan Chase
5.75% 1/2/13		3,125,000	3,337,803
6.00% 7/5/17		1,250,000	1,314,961
6.00% 10/1/17		4,935,000	5,198,623
6.30% 4/23/19		2,200,000	2,406,155
JPMorgan Chase Capital XVIII 6.95% 8/17/36		1,410,000	1,356,223
JPMorgan Chase Capital XXII 6.45% 2/2/37		2,765,000	2,495,996
JPMorgan Chase Capital XXV 6.80% 10/1/37		5,179,000	5,228,278
•#USB Realty 144A 6.091% 12/22/49		2,800,000	1,960,000
			79,781,684
Diversified Telecommunication Services – 1.89%
AT&T 6.30% 1/15/38		2,165,000	2,275,800
Deutsche Telekom International Finance
5.25% 7/22/13		3,178,000	3,392,045
6.00% 7/8/19		2,725,000	2,925,753
Frontier Communications 7.125% 3/15/19		2,925,000	2,771,438
#Qwest 144A 8.375% 5/1/16		1,545,000	1,606,800
Telecom Italia Capital
4.00% 1/15/10		2,037,000	2,051,076
5.25% 10/1/15		7,873,000	8,161,120
6.20% 7/18/11		1,780,000	1,896,360
7.175% 6/18/19		2,935,000	3,280,828
Telesat Canada 11.00% 11/1/15		2,060,000	2,204,200
Verizon Communications 6.35% 4/1/19		7,100,000	7,854,453
Windstream 8.125% 8/1/13		885,000	913,763
			39,333,636
Electric Utilities – 1.73%
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		3,065,000	3,325,525
Duke Energy 5.05% 9/15/19		1,525,000	1,544,709
#Enel Finance International 144A 3.875% 10/7/14		4,070,000	4,059,011
Energy Future Holdings 10.875% 11/1/17		1,315,000	999,400
Illinois Power 9.75% 11/15/18		9,710,000	12,209,567
Indiana Michigan Power 7.00% 3/15/19		3,665,000	4,231,015
Ipalco Enterprises 8.625% 11/14/11		840,000	865,200
Pennsylvania Electric 5.20% 4/1/20		4,090,000	4,085,391
PPL Electric Utilities 7.125% 11/30/13		2,913,000	3,348,642
Texas Competitive Electrical Holdings 10.25% 11/1/15		1,935,000	1,402,875
			36,071,335
Energy Equipment & Services – 0.37%
Pride International 8.50% 6/15/19		435,000	480,675
Weatherford International
4.95% 10/15/13		2,740,000	2,851,948
5.15% 3/15/13		890,000	935,586
5.95% 6/15/12		1,598,000	1,714,646
9.625% 3/1/19		1,295,000	1,623,775
			7,606,630
Food & Staples Retailing – 0.66%
◆#CVS Pass Through Trust 144A 8.353% 7/10/31		6,203,258	6,922,427
Delhaize America 9.00% 4/15/31		1,816,000	2,396,005
Delhaize Group 5.875% 2/1/14		3,215,000	3,465,780
Supervalu 8.00% 5/1/16		945,000	982,800
			13,767,012
Food Products – 0.11%
#Heinz (HJ) Finance 144A 7.125% 8/1/39		1,690,000	2,007,059
#JBS USA Finance 144A 11.625% 5/1/14		329,000	355,320
			2,362,379
Health Care Equipment & Supplies – 1.02%
Beckman Coulter
6.00% 6/1/15		2,850,000	3,112,867
7.00% 6/1/19		3,295,000	3,784,973
#CareFusion 144A 6.375% 8/1/19		6,700,000	7,279,939
Hospira 6.40% 5/15/15		5,050,000	5,621,604
Inverness Medical Innovations 9.00% 5/15/16		1,545,000	1,539,206
			21,338,589
Health Care Providers & Services – 2.00%
HCA PIK 9.625% 11/15/16		1,604,000	1,672,170
Medco Health Solutions 7.125% 3/15/18		6,260,000	7,104,656
Quest Diagnostics
5.45% 11/1/15		9,933,000	10,497,044
6.40% 7/1/17		1,665,000	1,813,443
Select Medical 7.625% 2/1/15		920,000	865,950
UnitedHealth Group
5.50% 11/15/12		4,063,000	4,353,907
5.80% 3/15/36		1,461,000	1,421,495
6.00% 2/15/18		4,280,000	4,505,017
WellPoint
5.00% 1/15/11		3,148,000	3,245,475
7.00% 2/15/19		5,450,000	6,206,193
			41,685,350
Hotels, Restaurants & Leisure – 0.40%
Darden Restaurants 6.80% 10/15/37		3,595,000	3,837,486
#MGM Mirage 144A
10.375% 5/15/14		725,000	777,563
13.00% 11/15/13		1,350,000	1,552,500
Yum Brands 6.875% 11/15/37		1,920,000	2,134,032
			8,301,581
Household Durables – 0.06%
Jarden 7.50% 5/1/17		1,225,000	1,197,438
			1,197,438
Independent Power Producers & Energy Traders – 0.36%
AES 8.00% 6/1/20		675,000	673,313
Dynegy Holdings 7.75% 6/1/19		840,000	720,300
◆Mirant Mid Atlantic Pass Through Trust 8.625% 6/30/12		3,035,067	3,088,181
NRG Energy
7.25% 2/1/14		1,110,000	1,093,350
7.375% 2/1/16		610,000	591,700
7.375% 1/15/17		1,405,000	1,362,850
			7,529,694
Industrial Conglomerates – 0.53%
Tyco International Finance
4.125% 10/15/14		2,035,000	2,027,939
8.50% 1/15/19		7,463,000	9,112,196
			11,140,135
Insurance – 0.50%
MetLife
6.75% 6/1/16		1,075,000	1,201,335
6.817% 8/15/18		1,379,000	1,537,421
•#MetLife Capital Trust X 144A 9.25% 4/8/38		7,415,000	7,731,457
@‡◆#Twin Reefs Pass Through Trust 144A 0.00% 12/31/49		2,600,000	8,450
			10,478,663
Life Sciences Tools & Services – 0.05%
#Bio-Rad Laboratories 144A 8.00% 9/15/16		940,000	977,600
			977,600
Media – 2.45%
#Cablevision Systems 144A 8.625% 9/15/17		725,000	752,188
‡#Charter Communications Operating 144A 12.875% 9/15/14		1,430,000	1,555,125
Comcast 4.95% 6/15/16		3,740,000	3,830,897
#COX Communications 144A
5.875% 12/1/16		2,335,000	2,457,961
6.95% 6/1/38		1,645,000	1,780,066
8.375% 3/1/39		4,590,000	5,679,753
#CSC Holdings 144A 8.50% 6/15/15		1,833,000	1,933,815
DirecTV Holdings/Finance 7.625% 5/15/16		4,035,000	4,337,625
#Interpublic Group 144A 10.00% 7/15/17		900,000	976,500
#Nielsen Finance 144A
11.50% 5/1/16		425,000	448,375
11.625% 2/1/14		1,925,000	2,040,500
Shaw Communications 5.65% 10/1/19	CAD	1,222,000	1,160,532
Time Warner Cable 6.75% 7/1/18		2,650,000	2,932,509
Videotron 6.875% 1/15/14		900,000	895,500
#Vivendi 144A
5.75% 4/4/13		5,825,000	6,049,600
6.625% 4/4/18		3,713,000	3,997,694
WPP Finance UK 8.00% 9/15/14		9,340,000	10,255,974
			51,084,614
Metals & Mining – 1.92%
ArcelorMittal
6.125% 6/1/18		5,743,000	5,667,123
9.00% 2/15/15		640,000	736,796
9.85% 6/1/19		3,000,000	3,554,178
#Evraz Group 144A 9.50% 4/24/18		5,000,000	4,806,250
Freeport McMoRan Copper & Gold 8.375% 4/1/17		2,375,000	2,529,928
Reliance Steel & Aluminum 6.85% 11/15/36		3,287,000	2,862,356
#Severstal 144A 9.75% 7/29/13		7,081,000	7,125,256
Southern Copper 7.50% 7/27/35		4,474,000	4,480,966
Steel Dynamics 6.75% 4/1/15		2,235,000	2,151,188
#Teck Resources 144A 10.25% 5/15/16		1,190,000	1,350,650
Vale Overseas 6.875% 11/21/36		3,931,000	4,076,569
#Vedanta Resources 144A 8.75% 1/15/14		561,000	562,403
			39,903,663
Multiline Retail – 1.11%
Kohl's 6.25% 12/15/17		3,000,000	3,284,154
Macy's Retail Holdings 6.65% 7/15/24		3,328,000	2,641,184
Nordstrom
6.25% 1/15/18		2,400,000	2,491,500
6.75% 6/1/14		4,560,000	5,007,313
Target
5.125% 1/15/13		3,260,000	3,513,886
6.50% 10/15/37		1,195,000	1,341,595
7.00% 1/15/38		4,090,000	4,802,875
			23,082,507
Office Electronics – 0.16%
Xerox 8.25% 5/15/14		2,850,000	3,242,716
			3,242,716
Oil, Gas & Consumable Fuels – 3.87%
#Cenovus Energy 144A 5.70% 10/15/19		4,520,000	4,643,581
Chesapeake Energy
7.25% 12/15/18		1,825,000	1,733,750
9.50% 2/15/15		2,835,000	2,998,013
El Paso
7.00% 6/15/17		135,000	132,975
7.25% 6/1/18		1,650,000	1,631,170
8.25% 2/15/16		1,660,000	1,709,800
Enbridge Energy Partners 9.875% 3/1/19		5,375,000	6,686,038
Energy Transfer Partners 9.70% 3/15/19		3,655,000	4,531,498
Enterprise Products Operating
6.125% 10/15/39		1,185,000	1,201,387
6.30% 9/15/17		2,465,000	2,659,180
9.75% 1/31/14		4,620,000	5,583,182
Kinder Morgan Energy Partners
6.85% 2/15/20		4,290,000	4,694,491
9.00% 2/1/19		2,230,000	2,706,428
Massey Energy 6.875% 12/15/13		2,510,000	2,434,700
Nexen 7.50% 7/30/39		6,678,000	7,294,573
Noble Energy 8.25% 3/1/19		4,850,000	5,864,562
#PetroHawk Energy 144A 10.50% 8/1/14		2,740,000	2,959,200
Plains All American Pipeline
5.75% 1/15/20		7,385,000	7,456,473
6.65% 1/15/37		600,000	634,010
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		2,720,000	2,831,675
Talisman Energy 7.75% 6/1/19		5,030,000	5,924,787
•TransCanada Pipelines 6.35% 5/15/67		4,940,000	4,334,400
			80,645,873
Paper & Forest Products – 0.18%
#Votorantim Overseas Trading Operations 144A 6.625% 9/25/19		1,384,000	1,385,730
Weyerhaeuser 7.375% 10/1/19		2,380,000	2,378,305
			3,764,035
Real Estate Investment Trusts – 0.22%
Kimco Realty 6.875% 10/1/19		2,360,000	2,418,054
Regency Centers 5.875% 6/15/17		2,186,000	2,057,813
			4,475,867
Road & Rail – 0.45%
CSX 6.25% 3/15/18		8,613,000	9,356,199
			9,356,199
Wireless Telecommunication Services – 1.42%
America Movil 5.625% 11/15/17		1,070,000	1,111,575
AT&T Wireless 8.125% 5/1/12		7,320,000	8,357,120
Sprint Nextel 6.00% 12/1/16		5,510,000	4,945,225
#Vimpel Communications 144A 9.125% 4/30/18		4,000,000	4,205,000
Vodafone Group
5.00% 12/16/13		168,000	179,338
5.00% 9/15/15		1,350,000	1,428,450
5.375% 1/30/15		8,638,000	9,267,840
			29,494,548
Total Corporate Bonds (Cost $716,309,690)			773,410,218
Foreign Agencies – 3.07%∆
Australia – 0.30%
#National Australia Bank 144A 3.375% 7/8/14		6,100,000	6,142,639
			6,142,639
Cayman Islands – 0.15%
Petrobras International Finance 7.875% 3/15/19		2,649,000	3,069,529
			3,069,529
Germany – 1.30%
KFW
4.875% 6/17/19		10,380,000	11,309,362
6.00% 2/14/12	RUB	58,520,000	1,800,951
10.00% 5/15/12	BRL	6,575,000	3,772,492
Rentenbank 1.875% 9/24/12		10,250,000	10,250,923
			27,133,728
Luxembourg – 0.18%
#Gaz Capital 144A
7.288% 8/16/37		1,100,000	1,034,000
9.25% 4/23/19		1,333,000	1,492,293
#Russian Agricultural Bank 144A 6.299% 5/15/17		1,341,000	1,287,226
			3,813,519
Malaysia – 0.06%
#Petronas Capital 144A 5.25% 8/12/19		1,256,000	1,279,230
			1,279,230
Netherlands – 0.20%
#Majapahit Holding 144A 8.00% 8/7/19		3,905,000	4,188,113
			4,188,113
New Zealand – 0.30%
#ANZ National International 144A 3.25% 4/2/12		6,100,000	6,319,631
		6,319,631
Philippines – 0.05%
#Power Sector Assets & Liabilities Management 144A 7.25% 5/27/19		950,000	1,016,500
			1,016,500
Republic of Korea – 0.53%
Export-Import Bank of Korea 5.875% 1/14/15		5,880,000	6,213,049
Korea Development Bank 5.30% 1/17/13		2,610,000	2,715,710
#National Agricultural Cooperative Federation 144A 5.00% 9/30/14		2,100,000	2,123,050
			11,051,809
Total Foreign Agencies (Cost $61,715,273)			64,014,698
Municipal Bonds – 0.84%
California State 7.55% 4/1/39		9,685,000	10,846,329
Mississippi Single Family Mortgage Taxable Revenue Series G
Class 3 6.93% 11/1/23 (GNMA) (FNMA)		24,300	24,970
New Jersey Economic Development Authority Revenue Series A (Cigarette Tax) 5.75% 6/15/29		1,290,000	1,293,560
New York Sales Tax Asset Receivables Series B 4.66% 10/15/14 (FGIC) (NATL-RE)		400,000	433,676
North Texas Tollway Authority (First Tier System) Refunding Series A 6.00% 1/1/20		1,605,000	1,822,590
Oregon State Taxable Pension 5.892% 6/1/27		2,915,000	3,138,697
Total Municipal Bonds (Cost $16,289,497)			17,559,822
Non-Agency Asset Backed Securities – 9.43%
•Bank of America Credit Card Trust
Series 2006-A15 A15 0.24% 4/15/14		6,250,000	6,135,225
Series 2008-A1 A1 0.82% 4/15/13		4,000,000	3,995,142
Series 2008-A5 A5 1.44% 12/16/13		12,635,000	12,714,690
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13		3,495,000	3,547,080
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		2,575,933	2,624,423
Capital One Multi-Asset Execution Trust
•Series 2006-A7 A7 0.27% 3/17/14		1,980,000	1,959,540
Series 2007-A7 A7 5.75% 7/15/20		3,000,000	3,306,133
Series 2008-A3 A3 5.05% 2/15/16		1,750,000	1,887,607
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		7,606,176	7,766,000
Series 2008-A A3 4.94% 4/25/14		4,230,000	4,275,873
@#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16		101,909	91,189
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13		3,050,000	3,184,829
Series 2008-A9 A9 4.26% 5/15/13		2,070,000	2,166,329
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		8,330,000	9,575,113
•Series 2007-A6 A6 0.50% 7/12/12		56,000,000	55,835,959
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		4,700,000	2,798,742
CNH Equipment Trust
•Series 2007-A A4 0.28% 9/17/12		1,567,688	1,555,694
Series 2008-A A3 4.12% 5/15/12		1,164,852	1,181,502
Series 2008-A A4A 4.93% 8/15/14		2,020,000	2,094,772
Series 2008-B A3A 4.78% 7/16/12		2,000,000	2,045,118
@#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35		855	0
DaimlerChrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		2,765,000	2,854,069
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		20,805,000	22,459,692
Series 2008-A4 A4 5.65% 12/15/15		5,600,000	6,148,054
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		5,496,000	5,185,976
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.794% 9/15/14		2,200,000	2,200,000
General Electric Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14		3,325,000	3,325,000
•#Golden Credit Card Trust Series 2008-3 A 144A 1.24% 7/15/17		4,700,000	4,576,258
#Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12		763,944	786,845
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		825,167	843,767
Series 2008-A A3 4.93% 12/17/12		2,000,000	2,082,800
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		2,405,000	2,439,864
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 0.28% 11/15/12		1,925,000	1,917,414
Mid-State Trust
Series 11 A1 4.864% 7/15/38		690,117	588,689
Series 2004-1 A 6.005% 8/15/37		406,569	365,617
Series 2005-1 A 5.745% 1/15/40		412,297	275,017
#Series 2006-1 A 144A 5.787% 10/15/40		1,481,732	1,336,091
Renaissance Home Equity Loan Trust
Series 2006-1 AF3 5.608% 5/25/36		2,252,756	2,084,493
Series 2006-2 AF3 5.797% 8/25/36		1,780,000	1,146,396
=#Sail NIM Series 2003-10A A 144A 7.50% 10/27/33		65,901	0
Structured Asset Securities
πSeries 2001-SB1 A2 3.375% 8/25/31		1,227,655	986,625
Series 2005-2XS 1A2A 4.51% 2/25/35		3,285,395	3,042,071
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		2,819,000	2,896,296
Total Non-Agency Asset Backed Securities (Cost $195,927,973)			196,281,994
Non-Agency Collateralized Mortgage Obligations – 6.84%
•ARM Trust Series 2005-10 3A11 5.398% 1/25/36		3,438,496	2,902,514
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33		1,563,465	1,524,378
Series 2004-2 1A1 6.00% 3/25/34		1,686,996	1,627,951
Series 2004-10 1CB1 6.00% 11/25/34		886,706	713,798
Series 2004-11 1CB1 6.00% 12/25/34		3,033,288	2,411,464
Series 2005-9 5A1 5.50% 10/25/20		2,127,055	1,951,573
Bank of America Funding Securities Series 2005-8 1A1 5.50% 1/25/36		1,539,318	1,409,919
Bank of America Mortgage Securities
•Series 2003-D 1A2 3.718% 5/25/33		6,645	4,362
•Series 2004-L 4A1 5.156% 1/25/35		1,483,398	1,419,051
Series 2005-9 2A1 4.75% 10/25/20		3,540,737	3,499,799
@•Bear Stearns Alternative A Trust Series 2006-R1 2E13 4.885% 8/25/36		875,000	485,338
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18		1,717,227	1,731,717
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		2,722,379	2,606,678
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35		1,202,191	943,720
Series 2004-J8 1A1 7.00% 9/25/34		1,292,362	1,188,973
Series 2005-57CB 4A3 5.50% 12/25/35		2,777,015	2,245,634
Series 2005-85CB 2A2 5.50% 2/25/36		2,909,374	2,350,818
◆Countrywide Home Loan Mortgage Pass Through Trust
@•Series 2004-HYB4 M 3.936% 9/20/34		980,090	560,612
Series 2005-23 A1 5.50% 11/25/35		5,601,609	5,130,723
Series 2006-1 A2 6.00% 3/25/36		2,515,999	1,975,059
•Series 2006-HYB1 3A1 5.20% 3/20/36		2,209,509	1,253,638
•Series 2007-HYB2 3A1 5.341% 2/25/47		7,703,101	3,982,790
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		190,311	169,376
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33		369,776	368,674
•Series 2004-AR5 4A1 5.705% 10/25/34		1,339,833	1,167,282
Series 2006-3 1A11 6.25% 11/25/36		5,394,779	5,280,307
•Series 2007-AR2 1A1 5.843% 8/25/37		739,925	527,013
•Series 2007-AR3 2A2 6.298% 11/25/37		5,929,073	3,881,937
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.166% 5/25/35		3,170,695	2,518,588
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		427,638	413,047
•Series 1999-3 A 8.00% 8/19/29		726,744	739,681
Series 2005-RP1 1A3 8.00% 1/25/35		1,899,274	1,608,730
Series 2005-RP1 1A4 8.50% 1/25/35		1,615,404	1,405,951
Series 2006-RP1 1A3 8.00% 1/25/36		988,978	775,391
Series 2006-RP1 1A4 8.50% 1/25/36		709,952	535,383
•GSR Mortgage Loan Trust Series 2005-AR6 3A1 4.558% 9/25/35		11,423,314	10,154,421
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.772% 2/25/35		3,060,133	2,890,502
Series 2005-A4 1A1 5.386% 7/25/35		1,746,422	1,531,126
Series 2005-A6 1A2 5.145% 9/25/35		4,865,000	3,369,011
Series 2006-A2 3A3 5.676% 4/25/36		3,729,000	2,467,181
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35		1,405,899	1,304,306
Series 2006-1 1A3 5.50% 2/25/36		1,009,823	850,553
MASTR Alternative Loans Trust
Series 2003-2 6A1 6.00% 3/25/33		236,039	232,499
Series 2003-6 3A1 8.00% 9/25/33		203,635	200,659
Series 2003-9 1A1 5.50% 12/25/18		1,343,865	1,327,067
•MASTR ARM Trust
Series 2003-6 1A2 5.685% 12/25/33		240,921	214,152
Series 2005-6 7A1 5.326% 6/25/35		1,131,369	872,803
Series 2006-2 4A1 4.988% 2/25/36		1,636,513	1,478,553
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		1,613,384	1,353,109
Series 2005-2 1A4 8.00% 5/25/35		2,056,542	1,843,637
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		1,224,969	881,977
•Merrill Lynch Mortgage Investors Trust Series 2005-A2 A3 4.479% 2/25/35		514,887	224,233
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32		765,902	749,627
•Residential Funding Mortgage Securities I Series 2006-SA2 3A2 5.869% 8/25/36		503,913	90,704
•Structured ARM Loan Trust
Series 2004-18 5A 5.50% 12/25/34		1,485,336	1,098,247
Series 2006-5 5A4 5.494% 6/25/36		721,810	172,643
•Structured Asset Securities Series 2002-22H 1A 6.942% 11/25/32		240,431	227,856
◆Washington Mutual Alternative Mortgage Pass Through Certificates Series 2005-9 3CB 5.50% 10/25/20		2,369,949	1,795,236
◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		2,506,737	2,527,888
Series 2004-CB3 4A 6.00% 10/25/19		1,671,707	1,529,612
•Series 2006-AR10 1A1 5.922% 9/25/36		3,651,690	2,726,302
•Series 2007-HY1 1A1 5.678% 2/25/37		6,165,783	3,935,045
•Series 2007-HY3 4A1 5.32% 3/25/37		12,275,845	9,640,930
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-T A1 3.511% 9/25/34		535,406	517,346
Series 2005-7 A2 5.25% 9/25/35		2,148,297	1,495,080
Series 2005-18 1A1 5.50% 1/25/36		2,605,480	2,386,456
•Series 2005-AR16 6A4 5.00% 10/25/35		4,056,314	1,671,368
Series 2006-4 2A3 5.75% 4/25/36		1,483,237	526,549
Series 2006-7 2A1 6.00% 6/25/36		5,864,041	5,131,036
•Series 2006-AR6 7A1 5.112% 3/25/36		6,474,806	5,814,776
•Series 2006-AR10 5A1 5.592% 7/25/36		2,779,568	2,085,571
•Series 2006-AR19 A1 5.626% 12/25/36		2,652,240	1,992,377
Series 2007-8 2A6 6.00% 7/25/37		1,132,066	791,207
Series 2007-13 A7 6.00% 9/25/37		3,434,141	2,936,191
Total Non-Agency Collateralized Mortgage Obligations (Cost $176,085,621)			142,349,705
Regional Authorities – 0.31%∆
Canada – 0.31%
Province of Ontario Canada
4.00% 10/7/19		3,465,000	3,469,539
4.40% 6/2/19	CAD	3,083,000	2,990,258
Total Regional Authorities (Cost $6,399,613)			6,459,797
«Senior Secured Loans – 0.29%
Ford Motor Term Tranche Loan B 3.493% 12/15/13		2,695,501	2,402,365
Texas Competitive Electric Holdings Term Tranche Loan B2 3.754% 10/10/14		4,547,943	3,633,193
Total Senior Secured Loans (Cost $5,222,364)			6,035,558
Sovereign Agencies – 0.94%∆
Brazil – 0.14%
#Banco Nacional de Desenvolvimento Economico e Social 144A 6.50% 6/10/19		2,800,000	2,989,000
			2,989,000
France – 0.80%
#Societe Financement de l'Economie Francaise 144A
2.875% 9/22/14		10,250,000	10,297,919
3.375% 5/5/14		6,100,000	6,269,659
			16,567,578
Total Sovereign Agencies (Cost $19,217,860)			19,556,578
Sovereign Debt – 0.89%∆
Brazil – 0.32%
Republic of Brazil
12.50% 1/5/16	BRL	6,923,000	4,312,342
12.50% 1/5/22	BRL	3,650,000	2,276,679
			6,589,021
Indonesia – 0.22%
Indonesia Government 10.75% 5/15/16	IDR	41,055,000,000	4,570,816
			4,570,816
Mexico – 0.32%
Mexican Bonos
7.25% 12/15/16	MXN	7,682,000	554,878
10.00% 11/20/36	MXN	68,284,000	5,750,790
United Mexican States 5.95% 3/19/19		428,000	451,540
			6,757,208
Russia – 0.03%
Russia Government Eurobond 7.50% 3/31/30		566,400	620,548
			620,548
Total Sovereign Debt (Cost $16,386,170)			18,537,593
Supranational Banks – 1.55%
European Investment Bank
^0.015% 3/30/16	TRY	1,620,000	555,482
3.125% 6/4/14		2,345,000	2,402,328
6.00% 8/14/13	AUD	2,300,000	2,052,639
6.125% 1/23/17	AUD	2,138,000	1,883,062
11.25% 2/14/13	BRL	15,435,000	8,986,288
Inter-American Development Bank
5.375% 5/27/14	AUD	5,703,000	4,930,432
5.75% 6/15/11	AUD	4,150,000	3,715,597
International Bank for Reconstruction & Development
7.50% 7/30/14	NZD	7,920,000	6,165,731
10.00% 4/5/12	RUB	45,600,000	1,521,195
Total Supranational Banks (Cost $31,302,628)			32,212,754
U.S. Treasury Obligations – 5.59%
U.S. Treasury Bonds 4.25% 5/15/39		8,745,000	9,049,711
U.S. Treasury Notes
1.375% 9/15/12		4,540,000	4,533,617
2.375% 9/30/14		22,805,000	22,870,975
3.00% 9/30/16		2,930,000	2,942,590
3.625% 8/15/19		74,999,000	77,002,898
Total U.S. Treasury Obligations (Cost $113,831,337)			116,399,791
		Number of
		Shares
•Preferred Stock – 0.24%
PNC Financial Services Group 8.25%		5,200,000	4,957,384
Total Preferred Stock (Cost $4,784,138)			4,957,384
		Principal
		Amount¡
≠Discounted Commercial Paper – 9.65%
Abbott Laboratories 0.18% 10/27/09		18,875,000	18,872,310
Bank of Montreal Chicago 0.21% 10/1/09		22,250,000	22,249,976
Bank of Nova Scotia 0.17% 10/8/09		22,615,000	22,614,045
Barclays US Funding 1.54% 10/29/09		15,000,000	14,997,620
BNP Paribas Finance 0.31% 10/8/09		20,000,000	19,999,360
BNP Paribas New York 0.010% 10/14/09		10,000,000	9,999,922
Cornell University
0.355% 11/12/09		20,000,000	19,992,600
0.355% 11/18/09		5,000,000	4,997,650
Koch Resources 0.07% 10/1/09		30,910,000	30,909,999
Nordea North America 0.21% 12/10/09		15,000,000	14,992,664
Pfizer 0.29% 2/17/10		5,850,000	5,842,652
Westpac Bank 0.365% 10/7/09		10,000,000	9,999,533
Yale University 0.355% 1/12/10		5,350,000	5,345,240
Total Discounted Commercial Paper (Cost $200,798,727)			200,813,571
		Number of
		Shares
Short-Term Investment – 0.01%
Money Market Mutual Fund – 0.01%
Dreyfus Treasury & Agency Cash Management Fund		189,792	189,792
Total Short-Term Investment (Cost $189,792)			189,792
Total Value of Securities – 106.58%
(Cost $2,167,335,676)			2,219,015,677
Liabilities Net of Receivables and Other Assets (See Notes) – (6.58%)z			(136,961,817)
Net Assets Applicable to 153,390,697 Shares Outstanding – 100.00%			$2,082,053,860
¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
KRW – Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar

∆Securities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of September 30, 2009.
‡Non-income producing security. Security is currently in default.
^Zero coupon security. The rate shown is the yield at the time of purchase.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $3,909,462, which represented 0.19% of the Fund’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $228,755,169, which represented 10.99% of the Fund’s net assets. See Note 4 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At September 30, 2009, the aggregate amount of restricted securities was $986,625 or 0.05% of the Fund's net assets. See Note 4 in “Notes.”
zOf this amount, $209,874,471 represents payable for securities purchased and $51,339,047 represents receivable for securities sold as of September 30, 2009.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
∞Fully or partially pledged as collateral for financial futures contracts.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
FGIC – Insured by the Financial Guaranty Insurance Company
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
NATL-RE – Insured by the National Public Finance Guarantee Corporation
NIM – Net Interest Margin
PIK – Pay-in-Kind
REMICs–Real Estate Mortgage Investment Conduits
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts, financial futures contracts and options contracts were outstanding at September 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	6,106,652	USD	(5,326,222)	10/30/09	$ 48,609
BRL	9,221,841	USD	(5,061,383)	10/30/09	120,008
CAD	1,250,000	USD	(1,149,425)	10/1/09	17,983
CAD	1,094,994	USD	(1,020,579)	10/30/09	2,120
CAD	2,496,186	USD	(2,329,901)	10/30/09	1,478
COP	10,597,646,000	USD	(5,502,412)	10/30/09	929
EUR	3,115,014	USD	(4,587,001)	10/30/09	(29,182)
GBP	2,844,894	USD	(4,662,244)	10/30/09	(116,871)
GBP	(1,584,161)	USD	2,541,945	10/30/09	10,883
IDR	13,119,850,000	USD	(1,354,657)	11/30/09	(11,064)
KRW	12,487,425,013	USD	(10,465,204)	10/30/09	144,784
NOK	47,062,023	USD	(8,038,264)	10/30/09	101,969
NOK	49,199,558	USD	(8,415,359)	10/30/09	94,599
NZD	(598,943)	USD	431,059	10/30/09	(562)
NZD	(2,289,939)	USD	1,649,901	10/30/09	(319)
PLN	862,996	USD	(305,756)	10/30/09	(5,853)
PLN	17,029,733	USD	(6,038,913)	10/30/09	(120,850)
SEK	22,104,431	USD	(3,241,880)	10/30/09	(70,512)
SEK	47,959,369	USD	(7,044,406)	10/30/09	(163,578)
TRY	13,155,178	USD	(8,788,868)	12/1/09	(21,695)
					$ 2,876

Futures Contracts1

Contracts	Notional	Notional		Unrealized
to Sell	Proceeds	Value	Expiration Date	Depreciation
(1,764) U.S. Treasury 10 yr Notes	$(205,968,796)	$(208,730,813)	12/21/09	$(2,762,016)

Options Contracts1
	Number of	Notional	Exercise	Expiration	Unrealized
Description	Contracts	Value	Price	Date	Depreciation
Long Put Options
U.S. Treasury 10 yr Notes	597	$195,891	$116.50	10/23/09	$(237,213)

The use of foreign currency exchange contracts, financial futures contracts and options contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Bond Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at the published net asset value. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,168,361,288
Aggregate unrealized appreciation	100,686,671
Aggregate unrealized depreciation	(50,032,282)
Net unrealized appreciation	$ 50,654,389

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $3,282,023 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,704,897 expires in 2009 and $1,577,126 expires in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Agency Asset-Backed &
Mortgage-Backed Securities	$ -	$930,858,510	$20,249,573	$951,108,083
Corporate Debt	-	787,205,814	-	787,205,814
Foreign Debt	-	131,795,132	8,986,288	140,781,420
Municipal Bonds	-	17,559,822	-	17,559,822
U.S. Treasury Obligations	-	116,399,791	-	116,399,791
Short-Term	189,792	200,813,571	-	201,003,363
Other	-	4,957,384	-	4,957,383
Total	$189,792	$2,189,590,024	$29,235,861	$2,219,015,677

Derivatives	$-	$ (2,996,353)	$-	$(2,996,353)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset
	Backed and
	Mortgage-
	Backed	Corporate	Foreign
	Securities	Debt	Debt	Other	Total
Balance as of 12/31/08	$20,876,876	$1,393,066	$6,856,221	$ -	$29,126,163
Net purchases, sales,
and settlements	7,756,719	4,388,276	7,623,069	-	19,768,064
Net realized gain (loss)	(10,128)	(1,647,529)	-	(370,046)	(2,027,703)
Net transfers in and/or out
of Level 3	(11,096,416)	(6,461,004)	(7,623,069)	-	(25,180,489)
Net change in unrealized
appreciation/depreciation	2,722,522	2,327,191	2,130,067	370,046	7,549,826
Balance as of 9/30/09	$20,249,573	$ -	$8,986,288	$ -	$29,235,861

Net change in unrealized
appreciation/depreciation
from investments
still held as of 9/30/09	$ 2,702,676	$ -	$2,130,067	$ -	$ 4,832,743

3. Derivatives
The Fund applies the amended provisions of Accounting Codification Section 815 (ACS 815), Derivatives and Hedging Activities. ACS 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Financial Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts–During the period ended September 30, 2009, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may write options contracts for any number of reasons, including: to manage the Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. The Fund may write calls or puts on securities, financial indices, and foreign currencies. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk.

Transactions in written options during the period ended September 30, 2009 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2008	-	$ -
Options written	34	56,194
Options bought	1,674	1,348,576
Options terminated in closing purchase transactions	(1,111)	(971,666)
Options outstanding at September 30, 2009	597	$ 433,104

Fair values of derivative instruments as of September 30, 2009 was as follows:
	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value

Foreign exchange contracts (Currency)	Receivables and other assets net of Liabilities	$543,362	Liabilities net of receivables and other assets	$(540,486)

Interest rate contracts (Futures)	Receivables and other assets net of Liabilities	-	Liabilities net of receivables and other assets	(2,762,016)

Written options (Futures)	Receivables and other assets net of Liabilities	-	Liabilities net of receivables and other assets	(237,213)
Total		$543,362		$(3,539,715)

The effect of derivative instruments on the Statement of Operations for the period ended September 30, 2009 was as follows:
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange contracts (Currency)	Net realized and unrealized gain (loss) on investments and foreign currencies from foreign currencies	$ 2,527,460	$ 1,321,975
Interest rate contracts (Futures)	Net realized and unrealized gain (loss) on investments and foreign currencies from futures contracts	(1,818,369)	(2,762,016)
Options (Futures )	Net realized and unrealized gain (loss) on investments and foreign currencies from options contracts	437,958	(237,213)
Total		$ 1,147,049	$ (1,677,254)

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in high yield fixed income securities, which carry ratings of BBB or lower by Standard and Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in markets perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of September 30, 2009, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Janus Capital Appreciation Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.24%
Aerospace & Defense – 2.87%
Lockheed Martin	25,825	$2,016,416
Northrop Grumman	26,045	1,347,829
Precision Castparts	53,115	5,410,825
United Technologies	26,665	1,624,698
		10,399,768
Air Freight & Logistics – 2.46%
Expeditors International Washington	109,845	3,861,051
Robinson (C.H.) Worldwide	28,325	1,635,769
United Parcel Service Class B	60,625	3,423,494
		8,920,314
Beverages – 7.21%
Anheuser-Busch InBev (Belgium)	493,313	22,524,254
*†Anheuser-Busch InBev-STRIP VVPR (Belgium)	437,656	1,921
Coca Cola	67,675	3,634,148
		26,160,323
Biotechnology – 4.21%
†Celgene	165,145	9,231,606
†Gilead Sciences	129,745	6,043,522
		15,275,128
Capital Markets – 3.39%
Goldman Sachs Group	44,205	8,149,191
T. Rowe Price Group	90,815	4,150,246
		12,299,437
Chemicals – 2.75%
Monsanto	23,945	1,853,343
Potash (Canada)	33,650	3,039,941
Praxair	62,250	5,085,203
		9,978,487
Commercial Banks – 0.96%
ICICI Bank ADR (India)	48,199	1,858,553
Wells Fargo	58,115	1,637,681
		3,496,234
Communications Equipment – 6.92%
†Cisco Systems	554,000	13,041,160
Corning	188,890	2,891,906
QUALCOMM	130,490	5,869,440
†Research in Motion (Canada)	48,520	3,277,526
		25,080,032
Computers & Peripherals – 7.05%
†Apple	89,159	16,527,403
International Business Machines	75,450	9,024,575
		25,551,978
Diversified Financial Services – 1.64%
JPMorgan Chase	135,915	5,955,795
		5,955,795
Electrical Equipment – 0.64%
Emerson Electric	57,920	2,321,434
		2,321,434
Electronic Equipment & Instruments – 0.87%
Amphenol Class A	84,135	3,170,207
		3,170,207
Energy Equipment & Services – 0.52%
†National Oilwell Varco	43,580	1,879,605
		1,879,605
Food & Staples Retailing – 4.50%
CVS Caremark	188,617	6,741,172
Tesco (United Kingdom)	1,078,288	6,885,309
Wal-Mart Stores	54,705	2,685,468
		16,311,949
Health Care Equipment & Supplies – 2.87%
Baxter International	66,790	3,807,698
Covidien (Ireland)	152,415	6,593,473
		10,401,171
Health Care Providers & Services – 1.11%
UnitedHealth Group	160,595	4,021,299
		4,021,299
Hotels, Restaurants & Leisure – 1.57%
Crown (Australia)	408,422	3,217,932
McDonald's	43,526	2,484,029
		5,701,961
Household Products – 2.91%
Colgate-Palmolive	63,595	4,851,026
Kimberly-Clark	49,065	2,893,854
Reckitt Benckiser Group (United Kingdom)	57,114	2,791,806
		10,536,686
Independent Power Producers & Energy Traders – 0.82%
†NRG Energy	104,995	2,959,809
		2,959,809
Industrial Conglomerates – 0.87%
Tyco International (Switzerland)	91,890	3,168,367
		3,168,367
Insurance – 2.79%
†ACE (Switerland)	87,560	4,680,958
†Berkshire Hathaway Class B	1,630	5,416,490
		10,097,448
Internet Software & Services – 4.78%
†eBay	328,450	7,754,705
†Google Class A	11,625	5,764,256
†Yahoo	214,130	3,813,655
		17,332,616
IT Services – 0.91%
†Amdocs (United Kingdom)	122,885	3,303,149
		3,303,149
Machinery – 1.82%
Danaher	72,165	4,858,148
Illinois Tool Works	41,055	1,753,459
		6,611,607
Media – 0.47%
CBS Class B	141,910	1,710,016
		1,710,016
Metals & Mining – 0.92%
Newmont Mining	42,735	1,881,195
United States Steel	32,670	1,449,568
		3,330,763
Oil, Gas & Consumable Fuels – 9.64%
Apache	20,525	1,884,811
EOG Resources	151,400	12,643,414
Occidental Petroleum	158,955	12,462,072
Petroleo Brasileiro ADR (Brazil)	96,216	3,782,251
XTO Energy	101,460	4,192,327
		34,964,875
Paper & Forest Products – 0.70%
Weyerhaeuser	69,315	2,540,395
		2,540,395
Pharmaceuticals – 2.81%
Bristol-Myers Squibb	119,270	2,685,960
Roche Holding (Switzerland)	46,439	7,505,701
		10,191,661
Road & Rail – 1.17%
Canadian National Railway (Canada)	86,275	4,226,612
		4,226,612
Semiconductors & Semiconductor Equipment – 4.71%
KLA-Tencor	189,007	6,777,791
†Marvell Technology Group (Bermuda)	335,005	5,423,731
Taiwan Semiconductor Manufacturing (Taiwan)	1,815,507	3,659,953
Texas Instruments	51,824	1,227,711
		17,089,186
Software – 4.51%
Microsoft	149,525	3,871,202
Oracle	446,415	9,303,289
†Symantec	192,220	3,165,863
		16,340,354
Specialty Retail – 0.51%
Home Depot	69,220	1,844,021
		1,844,021
Textiles, Apparel & Furniture – 0.78%
Adidas (Germany)	52,825	2,808,074
		2,808,074
Tobacco – 0.29%
Altria Group	59,915	1,067,086
		1,067,086
Wireless Telecommunication Services – 3.29%
†Crown Castle International	380,265	11,925,110
		11,925,110
Total Common Stock (Cost $308,003,880)		348,972,957
Short-Term Investment – 2.87%
Money Market Mutual Fund – 2.87%
Dreyfus Treasury & Agency Cash Management Fund	10,403,665	10,403,665
Total Short-Term Investment (Cost $10,403,665)		10,403,665

Total Value of Securities – 99.11%
(Cost $318,407,545)		359,376,622
Receivables and Other Assets Net of Liabilities (See Notes) – 0.89%		3,243,155
Net Assets Applicable to 20,010,423 Shares Outstanding – 100.00%		$362,619,777

†Non income producing security.
*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
SEK – Swedish Krona
STRIP-VVPR – Dividend Coupon
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at September 30, 2009:

Foreign Currency Exchange Contracts1
					Unrealized
					Appreciation
Contracts to Receive(Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	103,474	USD	(91,450)	10/6/09	$ (200)
AUD	(480,000)	USD	393,811	10/15/09	(29,179)
AUD	(500,000)	USD	427,850	11/12/09	(11,744)
AUD	(335,000)	USD	289,551	11/19/09	(4,802)
EUR	(1,100,000)	USD	1,557,611	10/15/09	(51,896)
EUR	(5,800,000)	USD	8,500,248	11/19/09	14,004
GBP	(745,000)	USD	1,227,216	10/15/09	36,826
GBP	(380,000)	USD	625,921	11/12/09	18,799
GBP	(1,235,000)	USD	1,958,117	11/19/09	(15,004)
SEK	(9,268,091)	USD	1,325,528	10/1/09	(3,907)
					$(47,103)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Janus Capital Appreciation (Fund).

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes— No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting— Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other— Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$321,982,333
Aggregate unrealized appreciation	52,144,135
Aggregate unrealized depreciation	(14,749,846)
Net unrealized appreciation	$ 37,394,289

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $178,281,668 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $10,899,003 expires in 2009, $123,927,079 expires in 2010, $29,942,002 expires in 2011, and $13,513,584 expires in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Total
Common Stock	$348,972,957	$-	$348,972,957
Short-Term	10,403,665	-	10,403,665
Total	$359,376,622	-	$359,376,622

Derivatives	$-	$(47,103)	$(47,103)

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as away of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP FI Equity-Income Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 100.19%
Aerospace & Defense – 2.68%
Lockheed Martin	33,310	$2,600,845
Precision Castparts	39,740	4,048,313
United Technologies	60,750	3,701,498
		10,350,656
Auto Components – 0.37%
WABCO Holdings	67,650	1,420,650
		1,420,650
Beverages – 0.63%
Molson Coors Brewing Class B	49,660	2,417,449
		2,417,449
Biotechnology – 0.32%
†Amgen	20,630	1,242,545
		1,242,545
Building Products – 0.47%
†USG	104,850	1,801,323
		1,801,323
Capital Markets – 1.70%
Morgan Stanley	212,090	6,549,339
		6,549,339
Chemicals – 1.27%
FMC	53,380	3,002,625
Terra Industries	55,510	1,924,532
		4,927,157
Commercial Banks – 5.17%
KeyCorp	324,320	2,108,080
SunTrust Banks	251,760	5,677,188
Wells Fargo	432,090	12,176,296
		19,961,564
Commercial Services & Supplies – 1.08%
Donnelley (R.R.) & Sons	196,330	4,173,976
		4,173,976
Communications Equipment – 0.23%
†Tellabs	131,370	909,080
		909,080
Computers & Peripherals – 4.33%
†Dell	280,700	4,283,482
Hewlett-Packard	124,180	5,862,538
†NCR	208,350	2,879,397
†SanDisk	86,040	1,867,068
†Western Digital	49,770	1,818,098
		16,710,583
Consumer Finance – 0.94%
Capital One Financial	102,180	3,650,891
		3,650,891
Containers & Packaging – 0.77%
†Owens-Illinois	80,210	2,959,749
		2,959,749
Diversified Consumer Services – 1.00%
†Apollo Group Class A	52,310	3,853,678
		3,853,678
Diversified Financial Services – 9.71%
Bank of America	928,410	15,708,697
CME Group	8,560	2,638,106
†Interactive Brokers Group Class A	158,980	3,158,933
JPMorgan Chase	364,740	15,982,906
		37,488,642
Diversified Telecommunication Services – 6.10%
AT&T	466,400	12,597,464
CenturyTel	130,241	4,376,101
Qwest Communications International	1,729,330	6,588,747
		23,562,312
Electric Utilities – 1.84%
Edison International	98,720	3,315,018
Exelon	76,130	3,777,570
		7,092,588
Electronic Equipment Instruments & Components – 0.38%
†Arrow Electronics	52,040	1,464,926
		1,464,926
Energy Equipment & Services – 2.42%
ENSCO International	78,180	3,325,777
Patterson-UTI Energy	155,900	2,354,090
†Transocean	42,950	3,673,514
		9,353,381
Food & Staples Retailing – 1.97%
CVS Caremark	153,740	5,494,668
Supervalu	139,840	2,105,990
		7,600,658
Food Products – 2.07%
Archer-Daniels-Midland	85,120	2,487,206
Kraft Foods Class A	210,180	5,521,429
		8,008,635
Gas Utilities – 1.57%
Energen	80,230	3,457,913
Questar	68,980	2,590,889
		6,048,802
Health Care Providers & Services – 2.65%
†Humana	93,880	3,501,724
McKesson	37,600	2,239,080
†WellPoint	94,540	4,477,414
		10,218,218
Health Care Technology – 0.81%
IMS Health	203,780	3,128,023
		3,128,023
Hotels, Restaurants & Leisure – 0.92%
Wyndham Worldwide	217,270	3,545,846
		3,545,846
Independent Power Producers & Energy Traders – 1.79%
†NRG Energy	154,040	4,342,388
†Mirant	156,850	2,577,046
		6,919,434
Industrial Conglomerates – 2.10%
General Electric	493,620	8,105,240
		8,105,240
Insurance – 7.46%
ACE	71,360	3,814,906
Allied World Assurance Holdings	51,000	2,444,430
Aspen Insurance Holdings	94,400	2,498,768
Assurant	53,490	1,714,889
Genworth Financial Class A	385,830	4,610,668
Hartford Financial Services Group	163,660	4,336,990
†MBIA	534,030	4,144,073
PartnerRe	30,200	2,323,588
Unum Group	136,720	2,931,277
		28,819,589
IT Services – 0.49%
†Amdocs	70,200	1,886,976
		1,886,976
Leisure Equipment & Products – 0.69%
Hasbro	95,890	2,660,948
		2,660,948
Machinery – 1.50%
†AGCO	125,610	3,470,605
†Navistar International	61,670	2,307,691
		5,778,296
Media – 4.18%
CBS Class B	235,740	2,840,667
Comcast Class A	515,490	8,706,627
†DISH Network Class A	238,290	4,589,465
		16,136,759
Metals & Mining – 1.31%
Nucor	42,580	2,001,686
United States Steel	68,690	3,047,775
		5,049,461
Multiline Retail – 0.74%
Macy's	157,410	2,879,029
		2,879,029
Oil, Gas & Consumable Fuels – 16.22%
Anadarko Petroleum	59,170	3,711,734
Chevron	206,360	14,533,934
Exxon Mobil	186,250	12,778,612
†Forest Oil	136,080	2,663,086
Marathon Oil	191,280	6,101,832
Noble	82,950	3,148,782
Occidental Petroleum	119,740	9,387,616
Overseas Shipholding Group	57,030	2,131,211
Tesoro	169,750	2,542,855
Valero Energy	291,550	5,653,155
		62,652,817
Pharmaceuticals – 4.50%
†King Pharmaceuticals	266,800	2,873,436
Pfizer	875,990	14,497,635
		17,371,071
Real Estate Investment Trusts – 0.78%
Duke Realty	123,770	1,486,478
ProLogis	126,740	1,510,741
		2,997,219
Road & Rail – 1.10%
Norfolk Southern	98,960	4,266,166
		4,266,166
Specialty Retail – 1.58%
Lowe's	292,130	6,117,202
		6,117,202
Textiles, Apparel & Luxury Goods – 1.07%
Coach	61,030	2,009,108
Polo Ralph Lauren	27,530	2,109,348
		4,118,456
Tobacco – 0.55%
Lorillard	28,570	2,122,751
		2,122,751
Trading Company & Distributors – 0.80%
†WESCO International	107,560	3,097,728
		3,097,728
Wireless Telecommunication Services – 1.93%
†NII Holdings	248,430	7,447,931
		7,447,931
Total Common Stock (Cost $316,970,992)		386,867,744
Total Value of Securities – 100.19%
(Cost $316,970,992)		386,867,744
Liabilities Net of Receivables and Other Assets (See Notes) – (0.19%)		(714,408)
Net Assets Applicable to 34,486,259 Shares Outstanding – 100.00%		$386,153,336

†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP FI Equity-Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$342,575,248
Aggregate unrealized appreciation	$56,206,377
Aggregate unrealized depreciation	(11,913,881)
Net unrealized appreciation	$44,292,496

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $69,036,133 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Common Stock	$386,867,744
Total	$386,867,744

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

4. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Effective October 1, 2009, the LVIP FI Equity-Income Fund changed sub-advisers from Pyramis Global Advisors, LLC to Wells Capital (Met West Capital Management).  Wells Capital will operate under the same fee structure.

Effective October 1, 2009, the LVIP FI Equity-Income Fund changed its name to the LVIP Wells Fargo Intrinsic Value Fund.

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Aggressive Allocation Fund

September 30, 2009

		Number of	Value
		Shares	(U.S. $)
Common Stock–67.05%
U.S. Markets–37.40%
Aerospace & Defense – 1.02%
†DynCorp International Class A		8,060	$145,080
†Esterline Technologies		2,950	115,670
Goodrich		4,790	260,289
Honeywell International		7,530	279,740
Lockheed Martin		3,760	293,581
Northrop Grumman		20,100	1,040,174
Rockwell Collins		3,130	159,004
Triumph Group		3,720	178,523
United Technologies		7,150	435,650
			2,907,711
Air Freight & Logistics – 0.67%
Expeditors International of Washington		26,100	917,415
†Hub Group Class A		5,890	134,587
United Parcel Service Class B		15,200	858,344
			1,910,346
Beverages – 0.21%
Coca-Cola		1,940	104,178
†PepsiCo		8,620	505,649
			609,827
Biotechnology – 0.92%
†Alkermes		13,010	119,562
†Amgen		5,880	354,152
†Celera		14,740	91,830
†Celgene		2,350	131,365
†Gilead Sciences		26,940	1,254,866
†ONYX Pharmaceuticals		5,270	157,942
†OSI Pharmaceuticals		3,720	131,316
†Regeneron Pharmaceuticals		6,310	121,783
†Talecris Biotherapeutics Holdings		175	3,325
†United Therapeutics		2,180	106,798
†Vertex Pharmaceuticals		3,820	144,778
			2,617,717
Building Products – 0.03%
AAON		4,640	93,171
			93,171
Capital Markets – 1.05%
Apollo Investment		11,690	111,640
Bank of New York Mellon		72,660	2,106,413
Goldman Sachs Group		2,950	543,833
optionsXpress Holdings		8,680	149,990
†RiskMetrics Group		5,890	86,112
			2,997,988
Chemicals – 1.00%
Dow Chemical		12,860	335,260
†duPont (E.I.) deNemours		28,900	928,846
Koppers Holdings		3,840	113,856
Lubrizol		3,980	284,411
Olin		5,480	95,571
Praxair		10,000	816,900
†Rockwood Holdings		7,130	146,664
Schulman (A.)		6,400	127,552
			2,849,060
Commercial Banks – 0.52%
City Holding		3,720	110,893
Independent Bank		5,370	118,838
Prosperity Bancshares		4,020	139,856
Smithtown Bancorp		3,820	44,083
TCF Financial		14,230	185,559
†Texas Capital Bancshares		6,720	113,165
Trustmark		6,200	118,110
Univest Corporation of Pennsylvania		2,790	60,459
Webster Financial		5,790	72,201
Wells Fargo		18,290	515,412
			1,478,576
Commercial Services & Supplies – 0.63%
American Ecology		4,960	92,752
†GeoEye		350	9,380
Healthcare Services Group		7,230	132,743
McGrath RentCorp		5,680	120,814
†Metalico		15,900	66,303
†Mobile Mini		905	15,711
Republic Services		4,410	117,174
†Tetra Tech		4,290	113,814
†United Stationers		3,720	177,108
Waste Management		32,000	954,239
			1,800,038
Communications Equipment – 1.38%
†Arris Group		3,750	48,788
†Cisco Systems		25,370	597,210
†Motorola		113,000	970,670
†NETGEAR		6,100	111,935
QUALCOMM		42,040	1,890,959
†Tekelec		9,710	159,535
†ViaSat		5,980	158,948
			3,938,045
Computers & Peripherals – 2.04%
†Apple		12,620	2,339,369
†EMC		21,110	359,714
†Hewlett-Packard		12,640	596,734
International Business Machines		10,050	1,202,081
†NetApp		8,420	224,646
†Synaptics		4,650	117,180
†Teradata		35,000	963,200
			5,802,924
Construction & Engineering – 0.21%
Fluor		4,210	214,079
Granite Construction		4,240	131,186
†Tutor Perini		5,100	108,630
†URS		3,530	154,085
			607,980
Consumer Finance – 0.07%
Capital One Financial		5,610	200,445
			200,445
Containers & Packaging – 0.22%
†Owens-Illinois		7,840	289,296
Rock-Tenn Class A		3,950	186,085
Silgan Holdings		3,100	163,463
			638,844
Diversified Consumer Services – 0.31%
DeVry		3,540	195,833
†Lincoln Educational Services		6,720	153,754
Weight Watchers International		19,100	524,103
			873,690
Diversified Financial Services – 1.01%
Bank of America		8,140	137,729
CME Group		3,100	955,389
†IntercontinentalExchange		10,400	1,010,775
JPMorgan Chase		13,030	570,975
†Nasdaq OMX Group		9,400	197,870
			2,872,738
Diversified Telecommunication Services – 0.96%
Alaska Communications Systems Group		13,680	126,540
AT&T		42,527	1,148,654
NTELOS Holdings		6,510	114,967
Verizon Communications		44,333	1,341,960
			2,732,121
Electric Utilities – 0.92%
Cleco		6,380	160,010
Edison International		28,200	946,956
Exelon		4,900	243,138
FirstEnergy		2,940	134,417
Progress Energy		24,200	945,252
UIL Holdings		3,920	103,449
Unitil		3,720	83,514
			2,616,736
Electrical Equipment – 0.17%
Acuity Brands		3,210	103,394
†GrafTech International		11,550	169,785
Roper Industries		3,820	194,744
			467,923
Electronic Equipment, Instruments & Components – 0.16%
†Anixter International		4,650	186,512
†FARO Technologies		6,310	108,406
†IPG Photonics		4,990	75,848
†Rofin-Sinar Technologies		3,370	77,375
			448,141
Energy Equipment & Services – 0.49%
†Bristow Group		3,080	91,445
†Key Energy Services		11,150	97,005
Lufkin Industries		2,480	131,886
†National Oilwell Varco		12,410	535,243
Schlumberger		6,860	408,856
†Willbros Group		8,470	128,998
			1,393,433
Food & Staples Retailing – 1.42%
Casey's General Stores		5,890	184,828
CVS Caremark		36,068	1,289,071
Safeway		44,300	873,596
†Susser Holdings		6,210	78,060
Walgreen		29,800	1,116,606
Wal-Mart Stores		9,970	489,427
			4,031,588
Food Products – 1.24%
†Archer-Daniels-Midland		43,554	1,272,648
Bunge		4,242	265,592
Heinz (H.J.)		25,100	997,725
Kraft Foods		35,800	940,466
Lance		2,270	58,611
			3,535,042
Gas Utilities – 0.10%
EQT		3,880	165,288
Piedmont Natural Gas		4,960	118,742
			284,030
Health Care Equipment & Supplies – 0.34%
†Align Technology		6,820	96,980
†Conmed		7,330	140,516
†CryoLife		11,480	91,496
†Gen-Probe		5,230	216,732
†Merit Medical Systems		5,680	98,434
†Quidel		5,370	87,155
†SonoSite		3,920	103,723
West Pharmaceutical Services		3,500	142,135
			977,171
Health Care Providers & Services – 1.75%
†Alliance HealthCare Services		9,200	52,072
†AMN Healthcare Services		11,270	107,178
Cardinal Health		36,300	972,839
†Catalyst Health Solutions		5,370	156,536
†Express Scripts		4,020	311,872
†Medco Health Solutions		19,900	1,100,668
†Odyssey HealthCare		6,510	81,375
†PharMerica		4,250	78,923
†Psychiatric Solutions		6,100	163,236
Quest Diagnostics		17,500	913,325
†Res-Care		7,030	99,896
†Sun Healthcare Group		12,400	107,136
UnitedHealth Group		33,990	851,110
			4,996,166
Hotels, Restaurants & Leisure – 0.64%
†AFC Enterprises		8,250	69,465
†Bally Technologies		3,600	138,132
†Buffalo Wild Wings		3,300	137,313
Burger King Holdings		12,250	215,478
†CEC Entertainment		2,680	69,305
CKE Restaurants		14,770	154,937
†Jack in the Box		7,440	152,446
McDonald's		7,050	402,344
†Papa John's International		3,620	88,943
†Shuffle Master		7,570	71,309
†WMS Industries		7,140	318,158
			1,817,830
Household Durables – 0.12%
†Jarden		11,640	326,735
			326,735
Household Products – 0.99%
Colgate-Palmolive		3,720	283,762
Kimberly-Clark		17,500	1,032,150
†Procter & Gamble		25,840	1,496,652
			2,812,564
Industrial Conglomerates – 0.20%
†General Electric		29,130	478,315
Otter Tail		3,650	87,345
			565,660
Insurance – 1.28%
AFLAC		6,970	297,898
Allstate		30,800	943,096
AmTrust Financial Services		6,750	77,018
Berkley (W.R.)		6,560	165,837
First Mercury Financial		6,530	86,980
Hanover Insurance Group		3,760	155,401
Harleysville Group		3,730	118,055
†ProAssurance		3,300	172,227
Protective Life		3,060	65,545
Prudential Financial		4,210	210,121
RLI		2,380	125,616
Travelers		25,080	1,234,687
			3,652,481
Internet & Catalog Retail – 0.16%
†priceline.com		2,700	447,714
			447,714
Internet Software & Services – 1.35%
†Digital River		3,550	143,136
†Google Class A		4,010	1,988,360
†j2 Global Communications		4,820	110,908
NIC		8,370	74,409
†SAVVIS		7,940	125,611
United Online		15,960	128,318
†ValueClick		12,060	159,071
†VeriSign		42,100	997,349
†Vocus		6,100	127,429
			3,854,591
IT Services – 1.01%
†Emdeon Class A		660	10,692
iGate		15,520	133,162
infoGROUP		18,940	132,769
MasterCard Class A		5,000	1,010,750
†Sapient		16,630	133,705
†TeleTech Holdings		7,020	119,761
Visa Class A		19,500	1,347,645
			2,888,484
Leisure Equipment & Products – 0.34%
Mattel		51,800	956,228
			956,228
Life Sciences Tools & Services – 0.09%
†Thermo Fisher Scientific		5,860	255,906
			255,906
Machinery – 0.24%
Barnes Group		6,400	109,376
†Chart Industries		8,680	187,401
†Columbus McKinnon		7,330	111,050
Deere		2,550	109,446
†ESCO Technologies		2,060	81,164
†Kadant		5,890	71,446
			669,883
Media – 0.27%
†Carmike Cinemas		1,500	15,165
†Knology		12,110	118,073
National CineMedia		6,310	107,081
†Time Warner Cable		7,610	327,915
†Viacom Class B		6,960	195,158
			763,392
Metals & Mining – 0.19%
Alcoa		16,260	213,331
Compass Minerals International		630	38,821
United States Steel		6,660	295,504
			547,656
Multi-Utilities – 0.15%
Sempra Energy		4,510	224,643
Wisconsin Energy		4,510	203,717
			428,360
Office Electronics – 0.28%
Xerox		103,000	797,220
			797,220
Oil, Gas & Consumable Fuels – 2.85%
Anadarko Petroleum		2,470	154,943
Arch Coal		4,660	103,126
Berry Petroleum		5,070	135,775
†Carrizo Oil & Gas		8,040	196,900
Chesapeake Energy		6,110	173,524
Chevron		19,216	1,353,383
ConocoPhillips		34,090	1,539,505
Devon Energy		3,330	224,209
EOG Resources		16,920	1,412,989
Exxon Mobil		15,740	1,079,921
Marathon Oil		30,785	982,042
Noble		3,930	149,183
†Occidental Petroleum		4,720	370,048
Penn Virginia		6,250	143,188
†Rosetta Resources		6,330	92,988
			8,111,724
Personal Products – 0.06%
†Chattem		2,680	177,979
			177,979
Pharmaceuticals – 2.84%
Abbott Laboratories		9,160	453,145
Allergan		24,400	1,384,944
Bristol-Myers Squibb		41,600	936,832
Johnson & Johnson		27,082	1,649,023
Merck		40,450	1,279,434
Pfizer		62,750	1,038,513
Wyeth		27,707	1,346,006
			8,087,897
Professional Services – 0.17%
Administaff		4,650	122,156
†CRA International		3,200	87,328
†FTI Consulting		2,770	118,030
†Kforce		12,890	154,937
			482,451
Real Estate Investment Trusts – 0.31%
Alexandria Real Estate Equities		1,350	73,373
EastGroup Properties		3,260	124,597
Entertainment Properties Trust		2,750	93,885
Home Properties		4,060	174,945
Host Hotels & Resorts		13,630	160,425
Simon Property Group		13	925
Sovran Self Storage		4,000	121,720
Tanger Factory Outlet Centers		3,550	132,557
			882,427
Road & Rail – 0.08%
Norfolk Southern		5,410	233,225
			233,225
Semiconductors & Semiconductor Equipment – 0.70%
†Applied Micro Circuits		10,580	105,694
†Atheros Communications		4,790	127,079
Intel		74,256	1,453,190
†IXYS		10,570	89,951
†ON Semiconductor		13,840	114,180
†Semtech		6,310	107,333
			1,997,427
Software – 1.79%
†Adobe Systems		24,000	792,960
American Software Class A		9,390	61,317
†Blackboard		2,800	105,784
†Informatica		6,820	153,996
†Intuit		38,800	1,105,799
†JDA Software Group		5,480	120,231
†Lawson Software		19,380	120,931
†McAfee		6,210	271,936
Microsoft		31,920	826,409
†Nuance Communications		8,620	128,955
†Progress Software		6,400	144,960
Quality Systems		2,780	171,165
†Radiant Systems		8,700	93,438
†SolarWinds		3,390	74,682
†Symantec		55,870	920,179
			5,092,742
Specialty Retail – 1.27%
†Aeropostale		4,570	198,658
American Eagle Outfitters		11,560	194,902
†Citi Trends		4,360	124,129
Gap		43,500	930,900
Guess		5,680	210,387
†Gymboree		3,300	159,654
†Hibbett Sports		4,860	88,598
†Jo-Ann Stores		3,770	101,149
Staples		44,900	1,042,578
†Tractor Supply		3,000	145,260
†Ulta Salon Cosmetics & Fragrance		8,160	134,722
†Urban Outfitters		9,800	295,666
			3,626,603
Textiles Apparel & Luxury Goods – 0.47%
†G-III Apparel Group		6,440	91,126
†Iconix Brand Group		7,220	90,033
NIKE Class B		15,700	1,015,790
Phillips-Van Heusen		3,500	149,765
			1,346,714
Thrifts & Mortgage Financials – 0.18%
Dime Community Bancshares		11,770	134,531
First Niagara Financial Group		7,370	90,872
Flushing Financial		6,720	76,608
Provident Financial Services		9,610	98,887
Washington Federal		7,130	120,212
			521,110
Trading Companies & Distributors – 0.07%
Applied Industrial Technologies		5,370	113,629
†Titan Machinery		5,700	71,364
			184,993
Wireless Telecommunication Services – 0.46%
†Crown Castle International		38,300	1,201,087
†Leap Wireless International		400	7,820
†MetroPCS Communications		11,820	110,635
			1,319,542
Total U.S. Markets (Cost $94,451,192)			106,530,989

§Developed Markets–18.85%
Aerospace & Defense – 0.38%
Finmeccanica		61,267	1,082,921
			1,082,921
Air Freight & Logistics – 0.40%
Deutsche Post		61,289	1,149,672
			1,149,672
Airlines – 0.30%
Singapore Airlines		87,342	854,416
			854,416
Auto Components – 0.37%
Autoliv		31,100	1,044,960
			1,044,960
Automobiles – 0.72%
Bayerische Motoren Werke		24,551	1,182,226
†Toyota Motor		21,800	866,901
			2,049,127
Beverages – 0.42%
†Coca-Cola Amatil		138,187	1,196,058
			1,196,058
Building Products – 0.79%
†Asahi Glass		125,000	1,009,468
Cie de Saint-Gobain		23,956	1,242,609
			2,252,077
Chemicals – 0.98%
†Agrium		21,800	1,085,422
Linde		9,858	1,070,710
Syngenta ADR		14,000	643,300
			2,799,432
Commercial Banks – 1.56%
Banco Santander		70,302	1,131,525
BNP Paribas		616	49,213
†Mitsubishi UFJ Financial Group		223,000	1,197,281
Nordea Bank		98,696	993,826
Standard Chartered		43,068	1,061,900
			4,433,745
Commercial Services & Supplies – 0.03%
IESI-BFC		7,330	94,704
			94,704
Communications Equipment – 0.36%
Nokia		69,289	1,018,906
			1,018,906
Construction Materials – 0.48%
Lafarge		15,151	1,355,631
			1,355,631
Diversified Financial Services – 0.05%
First Pacific		229,368	153,603
			153,603
Diversified Telecommunication Services – 0.62%
France Telecom		19,189	511,148
Philippine Long Distance Telephone ADR		3,674	188,844
Telstra		177,230	511,330
TELUS		17,322	558,769
			1,770,091
Electronic Equipment, Instruments & Components – 0.40%
Koninklijke Philips Electronics		46,659	1,136,036
			1,136,036
Energy Equipment & Services – 0.39%
†Nabors Industries		7,470	156,123
Tenaris ADR		5,042	179,596
†Transocean		9,000	769,771
			1,105,490
Food & Staples Retailing – 0.33%
Metro		16,511	934,224
			934,224
Food Products – 0.71%
†@Greggs		116,670	746,663
Parmalat		455,837	1,259,927
			2,006,590
Hotels, Restaurants & Leisure – 0.20%
Round One		65,900	558,617
			558,617
Household Durables – 0.33%
Techtronic Industries		1,134,000	940,854
			940,854
Industrial Conglomerates – 0.35%
†Tomkins		333,884	1,006,770
			1,006,770
Insurance – 0.57%
Aspen Insurance Holdings		9,210	243,789
AXA		38,358	1,038,320
Everest Re Group		2,250	197,325
Max Capital Group		7,330	156,642
Validus Holdings		1	18
			1,636,094
IT Services – 0.79%
Accenture Class A		5,090	189,704
†CGI Group		175,882	2,059,828
			2,249,532
Machinery – 0.40%
Vallourec		6,725	1,139,474
			1,139,474
Media – 1.41%
Publicis Groupe		22,646	908,248
Teleperformance		36,785	1,234,449
†Tom Group		1,401,996	104,924
Vivendi		40,373	1,249,114
WPP		61,979	531,841
			4,028,576
Metals & Mining – 0.15%
Alumina ADR		16,055	101,949
†Anglo American ADR		20,985	333,242
			435,191
Multiline Retail – 0.81%
Don Quijote		50,800	1,205,280
PPR		8,706	1,115,776
			2,321,056
Multi-Utilities – 0.38%
†Metro Pacific Investments		778,000	53,937
National Grid		106,632	1,028,319
			1,082,256
Oil, Gas & Consumable Fuels – 0.88%
BP		86,759	766,660
CNOOC		736,000	989,564
†Total		12,821	761,737
			2,517,961
Pharmaceuticals – 1.79%
Astellas Pharma		26,400	1,085,113
AstraZeneca		10,007	448,459
†Eurand		10,230	154,882
Novartis		24,226	1,212,060
Novo Nordisk ADR		14,200	893,890
Novo Nordisk Class B		12,170	761,963
Sanofi-Aventis		7,215	529,433
			5,085,800
Real Estate Management & Development – 0.06%
Franshion Properties China		624,000	177,136
			177,136
Specialty Retail – 0.41%
Esprit Holdings		172,088	1,154,655
			1,154,655
Textiles Apparel & Luxury Goods – 0.19%
Yue Yuen Industrial Holdings		195,500	542,355
			542,355
Wireless Telecommunication Services – 0.84%
China Mobile ADR		10,325	507,061
China Unicom Hong Kong ADR		60,900	867,216
Vodafone Group		453,719	1,016,478
			2,390,755
Total Developed Markets (Cost $45,563,214)			53,704,765

XEmerging Markets–10.80%
Air Freight & Logistics – 0.03%
Sinotrans		411,668	97,207
			97,207
Automobiles – 0.06%
@Oriental Holdings		113,089	179,714
			179,714
Beverages – 0.09%
Fomento Economico Mexicano ADR		6,771	257,637
			257,637
Chemicals – 0.29%
Braskem ADR		20,301	255,590
Formosa Chemicals & Fibre		163,770	316,330
Israel Chemicals		21,325	243,925
			815,845
Commercial Banks – 0.87%
Banco Bradesco ADR		7,110	141,418
Bangkok Bank		54,933	202,238
Bank Leumi Le-Israel		32,805	125,805
Hong Leong Bank		114,805	217,934
Itau Unibanco Holding ADR		11,974	241,266
OTP Bank		5,449	155,462
Sberbank		259,168	515,744
Standard Bank Group		33,167	428,994
Turkiye Is Bankasi		65,933	257,664
VTB Bank GDR		50,796	195,057
			2,481,582
Construction & Engineering – 0.19%
Alarko Holding		106,267	292,132
†Empresas		80,334	189,273
†@Metallurgical Corporation of China		101,000	68,550
			549,955
Construction Materials – 0.35%
†Cemex ADR		26,265	339,344
Siam Cement-NVPR		100,359	666,857
			1,006,201
Diversified Financial Services – 0.45%
†KB Financial Group ADR		15,146	779,564
Tongaat Hulett		17,852	223,417
Yazicilar Holding Class A		45,316	274,800
			1,277,781
Diversified Telecommunication Services – 0.77%
†Blue Label Telecoms		8,514	6,620
China Telecom		470,363	222,133
Chunghwa Telecom ADR		81,195	1,464,764
KT ADR		27,924	485,319
			2,178,836
Electric Utilities – 0.78%
Centrais Eletricas Brasileiras		86,007	1,337,525
Korea Electric Power ADR		49,549	755,127
Light		9,500	132,508
			2,225,160
Electronic Equipment, Instruments & Components – 0.06%
LG Display ADR		11,691	167,532
			167,532
Food & Staples Retailing – 0.07%
President Chain Store		74,976	184,657
			184,657
Food Products – 0.33%
†Brasil Foods ADR		9,518	506,834
CJ		4,064	192,060
Lotte Confectionery		235	247,284
			946,178
Hotels, Restaurants & Leisure – 0.07%
Sun International		15,741	184,005
			184,005
Household Durables – 0.07%
†Turk Sise ve Cam Fabrikalari		192,422	204,849
			204,849
Independent Power Producers & Energy Traders – 0.12%
AES Tiete		32,565	342,828
			342,828
Internet Software & Services – 0.12%
†Shanda Interactive Entertainment ADR		800	40,960
†Sina		6,393	242,678
†SK Communications		8,657	64,973
			348,611
IT Services – 0.13%
†Shanda Games ADR		15,100	176,670
Travelsky Technology		263,739	202,143
			378,813
Machinery – 0.04%
Hyundai Elevator		2,079	104,966
			104,966
Media – 0.20%
†Focus Media Holding ADR		32,559	359,451
Grupo Televisa ADR		11,229	208,747
			568,198
Metals & Mining – 1.12%
ArcelorMittal South Africa		10,997	175,694
Cia de Minas Buenaventura ADR		11,660	410,549
Gold Fields ADR		23,397	322,411
Impala Platinum Holdings		10,651	248,159
†MMC Norilsk Nickel ADR		8,778	108,847
POSCO ADR		2,180	226,589
†Real Gold Mining		65,500	74,628
Vale ADR		69,753	1,613,387
			3,180,264
Oil, Gas & Consumable Fuels – 2.48%
China Petroleum & Chemical ADR		2,412	205,382
Gazprom ADR		39,680	941,606
LUKOIL ADR		10,331	566,265
PetroChina ADR		5,044	573,755
Petroleo Brasileiro ADR		58,369	2,496,594
Polski Koncern Naftowy Orlen		22,402	232,159
@PTT Exploration & Production		61,477	265,891
#Reliance Industries GDR 144A		5,399	496,654
Sasol ADR		12,573	479,283
SK Energy		3,252	348,280
SK Holdings		878	83,957
Surgutneftegaz ADR		21,683	185,606
Tambang Batubara Bukit Asam		130,178	190,307
			7,065,739
Paper & Forest Products – 0.10%
†Votorantim Celulose e Papel ADR		16,914	277,559
			277,559
Real Estate Management & Development – 0.17%
†@IRSA Inversiones y Representaciones GDR		19,488	161,750
KLCC Property Holdings		176,163	168,986
†UEM Land Holdings		325,039	146,507
			477,243
Semiconductors & Semiconductor Equipment – 0.78%
Samsung Electronics		2,120	1,468,593
Taiwan Semiconductor Manufacturing		189,945	382,918
United Microelectronics		742,000	365,260
			2,216,771
Specialty Retail – 0.08%
JD Group		39,422	234,086
			234,086
Wireless Telecommunication Services – 0.98%
America Movil ADR		9,279	406,699
Mobile Telesystems ADR		5,399	260,610
SK Telecom ADR		37,735	658,476
Tim Participacoes ADR		8,372	205,951
Turkcell Iletisim Hizmet ADR		25,010	446,929
†Vodacom Group		110,334	824,824
			2,803,489
Total Emerging Markets (Cost $25,439,976)			30,755,706
Total Common Stock (Cost $165,454,382)			190,991,460

Convertible Preferred Stock–0.20%
Freeport-McMoRan Copper & Gold 6.75% exercise price $72.91, expiration date 5/1/10		400	41,000
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		400	412,100
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49		770	116,247
Total Convertible Preferred Stock (Cost $474,975)			569,347
Exchange Traded Funds–9.15%
iShares MSCI EAFE Growth Index Fund		248,700	13,268,145
iShares MSCI EAFE Index Fund		233,900	12,794,330
Total Exchange Traded Funds (Cost $22,456,277)			26,062,475

Preferred Stock–0.08%
@AK Transneft 0.85%		239	198,370
PNC Funding 8.25%		15,000	14,300
Total Preferred Stock (Cost $162,647)			212,670
		Principal
		Amount¡
Agency Collateralized Mortgage Obligations–0.13%
Fannie Mae Grantor Trust 2001-T7 A1 7.50% 2/25/41		96	105
Fannie Mae REMICs
Series 2003-122 AJ 4.50% 2/25/28		27,748	28,747
Series 2006-M2 A2F 5.259% 5/25/20		100,000	107,317
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31		25,875	28,113
Series 2557 WE 5.00% 1/15/18		30,000	31,950
Series 2622 PE 4.50% 5/15/18		30,000	31,430
Series 2662 MA 4.50% 10/15/31		26,234	27,017
Series 2694 QG 4.50% 1/15/29		30,000	31,306
Series 2762 LG 5.00% 9/15/32		30,000	31,690
Series 2890 PC 5.00% 7/15/30		30,000	31,513
Series 3128 BC 5.00% 10/15/27		30,000	31,533
Total Agency Collateralized Mortgage Obligations (Cost $373,670)			380,721
Agency Mortgage-Backed Securities–2.56%
•Fannie Mae ARM 5.016% 8/1/35		28,230	29,622
Fannie Mae S.F. 15 yr
4.00% 7/1/24		257,305	262,158
4.50% 3/1/24		776,202	804,908
5.00% 4/1/23		757,980	795,896
5.50% 3/1/20		415,707	445,423
Fannie Mae S.F. 30 yr
4.50% 3/1/39		46,620	47,290
4.50% 4/1/39		443,313	449,639
5.00% 9/1/35		33,652	34,884
5.00% 2/1/38		39,542	40,907
5.50% 4/1/37		153,797	161,183
6.00% 11/1/36		767,465	812,121
6.50% 9/1/36		26,674	28,572
6.50% 8/1/37		28,388	30,390
6.50% 10/1/37		35,233	37,717
6.50% 11/1/37		37,898	40,570
Fannie Mae S.F. 30 yr TBA
4.50% 10/1/39		265,000	268,395
6.50% 10/1/39		1,600,000	1,710,000
•Freddie Mac ARM
4.413% 12/1/33		24,746	25,113
5.919% 6/1/37		30,521	32,269
Freddie Mac S.F. 15 yr
4.50% 5/1/20		33,403	35,160
5.50% 5/1/20		474,478	503,947
Freddie Mac S.F. 30 yr
4.50% 10/1/35		40,067	40,702
5.50% 3/1/37		129,844	136,099
Freddie Mac S.F. 30 yr TBA 4.00% 10/1/39		530,000	523,872
Total Agency Mortgage-Backed Securities (Cost $7,161,594)			7,296,837
Commercial Mortgage-Backed Securities–1.07%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		100,000	99,000
Bank of America Commercial Mortgage Securities
•Series 2005-1 A5 5.083% 11/10/42		60,000	60,706
•Series 2005-6 A4 5.179% 9/10/47		200,000	194,578
Series 2006-4 A4 5.634% 7/10/46		150,000	139,053
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40		105,000	103,204
•Series 2005-T20 A4A 5.15% 10/12/42		105,000	103,719
•Series 2006-PW12 A4 5.719% 9/11/38		150,000	145,625
Series 2006-PW14 A4 5.201% 12/11/38		90,000	83,486
•♦Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44		250,000	237,804
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38		100,000	96,928
Series 2005-GG4 A4A 4.751% 7/10/39		50,000	46,875
•Series 2007-GG10 A4 5.805% 8/10/45		50,000	41,323
Greenwich Capital Commercial Funding
Series 2004-GG1 A4 4.755% 6/10/36		150,000	151,092
•Series 2004-GG1 A7 5.317% 6/10/36		150,000	151,780
•Series 2005-GG5 A5 5.224% 4/10/37		150,000	141,108
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		100,000	102,989
•Series 2005-LDP3 A4A 4.936% 8/15/42		50,000	46,162
•Series 2005-LDP4 A4 4.918% 10/15/42		70,000	68,830
•Series 2005-LDP5 A4 5.179% 12/15/44		305,000	298,869
Series 2006-LDP9 A2 5.134% 5/15/47		150,000	143,893
Lehman Brothers-UBS Commercial Mortgage Trust Series 2001-C2 A1 6.27% 6/15/20		2,895	2,913
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.656% 5/12/39		100,000	99,125
•Morgan Stanley Capital I Series 2007-T27 A4 5.65% 6/11/42		525,000	495,433
Total Commercial Mortgage-Backed Securities (Cost $2,813,889)			3,054,495
Convertible Bonds–2.21%
Aerospace & Defense – 0.06%
L-3 Communications Holdings 3.30% exercise price $100.14, expiration date 8/1/35		160,000	164,800
			164,800
Biotechnology – 0.11%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13		310,000	315,038
			315,038
Communications Equipment – 0.11%
Alcatel-Lucent USA 2.75% exercise price $16.75, expiration date 6/15/23		320,000	316,400
			316,400
Computers & Peripherals – 0.09%
SanDisk exercise price $82.36, expiration date 5/15/13 1.00% 5/15/13		320,000	250,400
			250,400
Diversified Telecommunication Services – 0.20%
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11		375,000	335,625
Qwest Communications International 3.50% exercise price $5.12, expiration date 11/15/25		245,000	248,369
			583,994
Electrical Equipment – 0.06%
General Cable 1.00% exercise price $83.93, expiration date 10/15/12		217,000	186,620
			186,620
Energy Equipment & Services – 0.11%
Bristow Group 3.00% exercise price $77.34, expiration date 6/14/38		390,000	313,463
			313,463
Health Care Equipment & Supplies – 0.25%
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		315,000	259,088
Inverness Medical Innovations 3.00% exercise price $43.98, expiration date 5/15/16		135,000	145,294
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13		310,000	307,675
			712,057
Household Durables – 0.01%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24		30,000	26,250
			26,250
Internet Software & Services – 0.05%
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		150,000	130,875
			130,875
Media – 0.20%
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23		325,000	321,344
Sinclair Broadcast Group 3.00% exercise price $19.65, expiration date 5/15/27		10,000	9,200
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16 6.50%		242,000	254,705
			585,249
Metals & Mining – 0.00%
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24		10,000	9,088
			9,088
Oil Gas & Consumable Fuels – 0.15%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38		490,000	368,724
Peabody Energy 4.75% exercise price $58.44, expiration date 12/15/41		54,000	47,790
			416,514
Paper & Forest Products – 0.09%
#Sino-Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13		240,000	259,500
			259,500
Real Estate Investment Trusts – 0.47%
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26		105,000	102,113
Developers Diversified Realty
3.00% exercise price $74.75, expiration date 3/15/12		35,000	31,019
3.50% exercise price $64.23, expiration date 8/15/11		11,000	10,161
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29		367,000	457,373
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37		445,000	403,280
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		315,000	334,688
			1,338,634
Semiconductors & Semiconductor Equipment – 0.13%
#Intel 144A 3.25% exercise price $22.68, expiration date 8/1/39		335,000	359,706
			359,706
Wireless Telecommunication Services – 0.12%
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14		300,000	335,250
			335,250
Total Convertible Bonds (Cost $5,709,018)			6,303,838

Corporate Bonds–12.62%
Aerospace & Defense – 0.17%
#BAE Systems Holdings 144A
4.95% 6/1/14		$15,000	15,570
6.375% 6/1/19		355,000	392,426
L-3 Communications
5.875% 1/15/15		45,000	45,000
6.125% 7/15/13		4,000	4,070
Moog 7.25% 6/15/18		23,000	22,195
			479,261
Airlines – 0.00%
Delta Air Lines 7.92% 11/18/10		4,000	3,880
			3,880
Auto Components – 0.20%
#Allison Transmission 144A 11.00% 11/1/15		135,000	132,975
ArvinMeritor 8.125% 9/15/15		75,000	65,625
Goodyear Tire & Rubber
9.00% 7/1/15		6,000	6,255
10.50% 5/15/16		103,000	112,270
Tenneco 8.625% 11/15/14		90,000	84,825
#TRW Automotive 144A
7.00% 3/15/14		100,000	91,500
7.25% 3/15/17		100,000	88,500
			581,950
Automobiles – 09%
Ford Motor 7.45% 7/16/31		145,000	118,175
#Volvo Treasury 144A 5.95% 10/1/15		145,000	145,032
			263,207
Beverages – 0.15%
#Anheuser-Busch InBev Worldwide 144A
5.375% 11/15/14		5,000	5,341
6.875% 11/15/19		105,000	118,820
7.20% 1/15/14		280,000	315,530
			439,691
Building Products – 0.08%
Associated Materials 9.75% 4/15/12		4,000	3,950
Building Materials 7.75% 8/1/14		40,000	38,700
•#C8 Capital 144A 6.64% 12/31/49		100,000	77,334
USG 6.30% 11/15/16		126,000	107,730
			227,714
Capital Markets – 0.68%
Credit Suisse New York 6.00% 2/15/18		175,000	183,518
E*Trade Financial PIK 12.50% 11/30/17		70,000	78,050
Goldman Sachs Group
5.25% 10/15/13		150,000	159,387
5.95% 1/18/18		185,000	192,246
6.25% 9/1/17		125,000	132,406
Jefferies Group
6.25% 1/15/36		70,000	56,145
6.45% 6/8/27		50,000	42,084
8.50% 7/15/19		95,000	100,713
LaBranche 11.00% 5/15/12		154,000	149,380
Lazard Group
6.85% 6/15/17		10,000	9,872
7.125% 5/15/15		143,000	144,592
Morgan Stanley
5.375% 10/15/15		285,000	294,562
6.00% 4/28/15		255,000	270,356
@#Nuveen Investments 144A 10.50% 11/15/15		140,000	121,800
			1,935,111
Chemicals – 0.32%
Dow Chemical 8.55% 5/15/19		370,000	416,630
Huntsman International
7.375% 1/1/15		117,000	106,763
7.875% 11/15/14		43,000	40,313
Innophos 8.875% 8/15/14		76,000	77,140
@#Innophos Holdings 144A 9.50% 4/15/12		2,000	1,970
Lubrizol 8.875% 2/1/19		195,000	241,106
#MacDermid 144A 9.50% 4/15/17		9,000	8,325
#Nalco 144A 8.25% 5/15/17		5,000	5,275
			897,522
Commercial Banks – 1.03%
•BAC Capital Trust XIV 5.63% 12/31/49		139,000	92,088
Barclays Bank
5.20% 7/10/14		240,000	253,783
6.75% 5/22/19		100,000	112,045
#144A 6.05% 12/4/17		195,000	196,555
BB&T 6.85% 4/30/19		250,000	280,149
BB&T Capital Trust II 6.75% 6/7/36		25,000	23,672
PNC Funding
5.25% 11/15/15		3,000	3,079
5.625% 2/1/17		540,000	532,138
•#Rabobank Nederland 144A 11.00% 12/29/49		185,000	227,258
U.S. Bank North America 4.80% 4/15/15		10,000	10,578
•USB Capital IX 6.189% 4/15/49		455,000	353,762
Wachovia 5.25% 8/1/14		535,000	543,900
•Wells Fargo Capital XIII 7.70% 12/29/49		170,000	150,450
Zions Bancorporation
5.50% 11/16/15		5,000	3,846
5.65% 5/15/14		104,000	79,868
6.00% 9/15/15		3,000	2,372
7.75% 9/23/14		65,000	58,233
			2,923,776
Commercial Services & Supplies – 0.43%
Allied Waste North America
6.875% 6/1/17		20,000	21,155
7.125% 5/15/16		20,000	21,128
ARAMARK 8.50% 2/1/15		125,000	126,719
Browning-Ferris Industries 7.40% 9/15/35		85,000	97,781
Casella Waste Systems
9.75% 2/1/13		27,000	25,110
#144A 11.00% 7/15/14		60,000	63,300
Cornell 10.75% 7/1/12		2,000	2,050
Corrections Corporation of America 7.75% 6/1/17		43,000	44,613
FTI Consulting
7.625% 6/15/13		84,000	84,210
7.75% 10/1/16		2,000	2,000
Global Cash Access/Finance 8.75% 3/15/12		66,000	65,670
Interface
9.50% 2/1/14		20,000	19,925
#144A 11.375% 11/1/13		20,000	21,800
International Lease Finance
5.25% 1/10/13		25,000	20,163
5.35% 3/1/12		5,000	4,252
5.55% 9/5/12		10,000	8,176
5.625% 9/20/13		50,000	38,126
5.875% 5/1/13		3,000	2,361
6.375% 3/25/13		328,000	263,235
6.625% 11/15/13		45,000	35,711
Iron Mountain
6.625% 1/1/16		2,000	1,940
8.00% 6/15/20		82,000	82,820
8.75% 7/15/18		2,000	2,090
Mobile Mini
6.875% 5/1/15		13,000	11,928
9.75% 8/1/14		40,000	40,900
Waste Management
7.10% 8/1/26		10,000	10,959
7.375% 3/11/19		83,000	96,760
			1,214,882
Communications Equipment – 0.00%
Alcatel-Lucent USA 6.45% 3/15/29		4,000	3,065
			3,065
Consumer Finance – 0.40%
Capital One Financial 7.375% 5/23/14		350,000	390,992
Cardtronics 9.25% 8/15/13		88,000	89,100
Ford Motor Credit 12.00% 5/15/15		300,000	330,918
#GMAC 144A
6.00% 12/15/11		3,000	2,805
6.625% 5/15/12		8,000	7,440
6.875% 9/15/11		274,000	261,670
6.875% 8/28/12		49,000	45,570
			1,128,495
Containers & Packaging – 0.27%
#BWAY 144A 10.00% 4/15/14		100,000	106,250
Crown Americas
7.625% 11/15/13		44,000	44,660
#144A 7.625% 5/15/17		4,000	4,060
Graham Packaging 9.875% 10/15/14		131,000	135,258
Graphic Packaging International
9.50% 8/15/13		154,000	159,389
#144A 9.50% 6/15/17		23,000	24,553
#Greif 144A 7.75% 8/1/19		30,000	31,050
Intertape Polymer 8.50% 8/1/14		7,000	5,460
#Owens-Brockway Glass Container 144A 7.375% 5/15/16		2,000	2,055
#Plastipak Holdings 144A
8.50% 12/15/15		5,000	5,075
10.625% 8/15/19		70,000	74,550
Pregis 13.375% 10/15/13		71,000	67,450
Solo Cup 8.50% 2/15/14		89,000	85,440
Smurfit Kappa Funding 7.75% 4/1/15		40,000	35,400
			780,650
Diversified Financial Services – 0.79%
Bank of America
5.125% 11/15/14		3,000	3,069
7.375% 5/15/14		390,000	434,367
Capital One Capital 10.25% 8/15/39		75,000	83,084
Citigroup
6.375% 8/12/14		190,000	196,643
6.50% 8/19/13		323,000	339,358
•Citigroup Capital XXI 8.30% 12/21/57		35,000
31,456
General Electric Capital
6.00% 8/7/19		608,000	617,919
6.75% 3/15/32		3,000	3,072
JPMorgan Chase 6.30% 4/23/19		360,000	393,735
JPMorgan Chase Capital XVIII 6.95% 8/17/36		15,000	14,428
JPMorgan Chase Capital XXII 6.45% 2/2/37		85,000	76,730
JPMorgan Chase Capital XXV 6.80% 10/1/37		60,000	60,571
			2,254,432
Diversified Telecommunication Services – 0.75%
AT&T
6.30% 1/15/38		70,000	73,582
6.70% 11/15/13		120,000	136,078
Cincinnati Bell
7.00% 2/15/15		58,000	56,550
8.25% 10/15/17		65,000	64,066
Citizens Communications 7.125% 3/15/19		77,000	72,958
Deutsche Telekom International Finance
5.25% 7/22/13		10,000	10,674
6.00% 7/8/19		110,000	118,104
#DigitalGlobe 144A 10.50% 5/1/14		4,000	4,260
#Global Crossing 144A 12.00% 9/15/15		85,000	89,675
Hughes Network Systems/Finance 9.50% 4/15/14		86,000	86,860
Inmarsat Finance II 10.375% 11/15/12		37,000	38,480
#Intelsat Bermuda 144A 11.25% 2/4/17		180,000	179,550
Intelsat Jackson Holdings 11.25% 6/15/16		232,000	249,399
Intelsat Subsidiary Holding 8.875% 1/15/15		5,000	5,113
Level 3 Financing
9.25% 11/1/14		50,000	44,313
12.25% 3/15/13		40,000	40,600
#Nordic Telephone Holdings 144A 8.875% 5/1/16		75,000	78,000
#PAETEC Holding 144A 8.875% 6/30/17		15,000	15,000
#Qwest 144A 8.375% 5/1/16		95,000	98,800
Telecom Italia Capital
4.00% 1/15/10		8,000	8,055
5.25% 10/1/15		25,000	25,915
6.20% 7/18/11		3,000	3,196
7.175% 6/18/19		335,000	374,472
Telesat Canada
11.00% 11/1/15		90,000	96,300
12.50% 11/1/17		29,000	31,030
Time Warner Telecom Holdings 9.25% 2/15/14		7,000	7,245
#Wind Acquisition Finance 144A 11.75% 7/15/17		100,000	113,250
Windstream 8.125% 8/1/13		10,000	10,325
			2,131,850
Electric Utilities – 0.51%
#Calpine Construction Finance 144A 8.00% 6/1/16		76,000	78,280
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		100,000	108,500
Duke Energy 5.05% 9/15/19		45,000	45,582
Edison Mission Energy
7.00% 5/15/17		92,000	77,280
7.20% 5/15/19		5,000	4,075
7.50% 6/15/13		65,000	61,263
#Enel Finance International 144A 3.875% 10/7/14		115,000	114,690
Energy Future Holdings 10.875% 11/1/17		40,000	30,400
Illinois Power 9.75% 11/15/18		318,000	399,859
Indiana Michigan Power 7.00% 3/15/19		33,000	38,096
Ipalco Enterprises 8.625% 11/14/11		3,000	3,090
Mirant Americas Generation 8.50% 10/1/21		260,000	227,500
Mirant North America 7.375% 12/31/13		1,000	1,000
Pennsylvania Electric 5.20% 4/1/20		120,000	119,865
PPL Electric Utilities 7.125% 11/30/13		25,000	28,739
•Puget Sound Energy 6.974% 6/1/67		60,000	48,332
Texas Competitive Electric Holdings 10.25% 11/1/15		105,000	76,125
			1,462,676
Electronic Equipment, Instruments & Components – 0.06%
Anixter 10.00% 3/15/14		47,000	49,820
Jabil Circuit 7.75% 7/15/16		40,000	40,800
Sanmina-SCI 8.125% 3/1/16		90,000	84,600
			175,220
Energy Equipment & Services – 0.19%
Complete Production Services 8.00% 12/15/16		28,000	25,620
Geophysique-Veritas
7.50% 5/15/15		1,000	1,000
7.75% 5/15/17		7,000	6,983
#Helix Energy Solutions Group 144A 9.50% 1/15/16		46,000	46,230
Key Energy Services 8.375% 12/1/14		83,000	79,265
Weatherford International
4.95% 10/15/13		160,000	166,536
5.15% 3/15/13		80,000	84,098
5.95% 6/15/12		10,000	10,730
9.625% 3/1/19		85,000	106,580
			527,042
Food & Staples Retailing – 0.29%
♦#CVS Pass Through Trust 144A 8.353% 7/10/31		398,923	445,172
Delhaize America 9.00% 4/15/31		120,000	158,326
Delhaize Group 5.875% 2/1/14		10,000	10,780
#Ingles Markets 144A 8.875% 5/15/17		5,000	5,138
New Albertsons 7.25% 5/1/13		2,000	2,020
Rite Aid 9.375% 12/15/15		105,000	85,838
Supervalu
7.50% 11/15/14		40,000	40,400
8.00% 5/1/16		71,000	73,840
			821,514
Food Products – 0.09%
#Dole Food 144A
8.00% 10/1/16		75,000	75,656
13.875% 3/15/14		6,000	7,065
#Heinz (H.J.) Finance 144A 7.125% 8/1/39		45,000	53,442
#JBS USA Finance 144A 11.625% 5/1/14		7,000	7,560
#M-Foods Holdings 144A 9.75% 10/1/13		3,000	3,098
Smithfield Foods
7.75% 5/15/13		89,000	79,655
#144A 10.00% 7/15/14		25,000	26,375
#Tyson Foods 144A 10.50% 3/1/14		6,000	6,825
			259,676
Gas Utilities – 0.00%
AmeriGas Partners 7.125% 5/20/16		4,000	3,860
Inergy Finance
6.875% 12/15/14		3,000	2,880
8.25% 3/1/16		3,000	3,030
#144A 8.75% 3/1/15		2,000	2,065
			11,835
Health Care Equipment & Supplies – 0.34%
Bausch & Lomb 9.875% 11/1/15		78,000	82,095
Beckman Coulter
6.00% 6/1/15		185,000	202,063
7.00% 6/1/19		5,000	5,744
Biomet 11.625% 10/15/17		13,000	14,235
Biomet PIK 10.375% 10/15/17		29,000	30,958
#CareFusion 144A 6.375% 8/1/19		190,000	206,446
DJO Finance 10.875% 11/15/14		45,000	46,238
Hospira 6.40% 5/15/15		275,000	306,126
Inverness Medical Innovations 9.00% 5/15/16		68,000	67,745
Universal Hospital Services PIK 8.50% 6/1/15		4,000	3,940
			965,590
Health Care Providers & Services – 0.78%
Alliance Imaging 7.25% 12/15/12		28,000	27,160
Community Health Systems 8.875% 7/15/15		127,000	130,493
HCA 9.25% 11/15/16		256,000	265,280
HCA PIK 9.625% 11/15/16		2,000	2,085
•HealthSouth 7.218% 6/15/14		59,000	58,115
Medco Health Solutions 7.125% 3/15/18		365,000	414,248
Psychiatric Solutions
7.75% 7/15/15		77,000	74,690
#144A 7.75% 7/15/15		7,000	6,615
Quest Diagnostics
5.45% 11/1/15		95,000	100,395
6.40% 7/1/17		278,000	302,784
Select Medical 7.625% 2/1/15		139,000	130,834
Tenet Healthcare 7.375% 2/1/13		91,000	90,545
UnitedHealth Group
5.50% 11/15/12		10,000	10,716
5.80% 3/15/36		55,000	53,513
6.00% 2/15/18		240,000	252,618
US Oncology Holdings PIK 6.428% 3/15/12		104,897	91,785
WellPoint
5.00% 1/15/11		5,000	5,155
6.00% 2/15/14		180,000	193,930
7.00% 2/15/19		10,000	11,388
			2,222,349
Hotels, Restaurants & Leisure – 0.43%
Carrols 9.00% 1/15/13		5,000	5,025
Darden Restaurants 6.80% 10/15/37		85,000	90,733
Denny's Holdings 10.00% 10/1/12		2,000	2,030
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		100,000	97,500
Gaylord Entertainment
6.75% 11/15/14		6,000	5,580
8.00% 11/15/13		76,000	78,280
#Harrahs Operating 144A 10.00% 12/15/18		115,000	92,000
#Harrahs Operating Escrow 144A 11.25% 6/1/17		133,000	137,323
#Landry's Restaurants 144A 14.00% 8/15/11		4,000	4,035
MGM MIRAGE
6.625% 7/15/15		3,000	2,333
7.50% 6/1/16		67,000	52,260
7.625% 1/15/17		6,000	4,710
#144A 11.125% 11/15/17		38,000	41,705
#144A 11.375% 3/1/18		15,000	14,175
#144A 13.00% 11/15/13		120,000	137,999
OSI Restaurant Partners 10.00% 6/15/15		52,000	46,150
Pinnacle Entertainment
7.50% 6/15/15		132,000	117,480
#144A 8.625% 8/1/17		35,000	35,350
@#Pokagon Gaming Authority 144A 10.375% 6/15/14		77,000	80,465
Royal Caribbean Cruises 6.875% 12/1/13		45,000	42,188
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15		100,000	72,500
#Speedway Motorsports 144A 8.75% 6/1/16		5,000	5,225
Yum Brands 6.875% 11/15/37		50,000	55,574
			1,220,620
Household Durables – 0.12%
Beazer Homes USA 8.625% 5/15/11		2,000	1,890
Jarden 8.00% 5/1/16		9,000	9,270
JohnsonDiversey Holdings 10.67% 5/15/13		5,000	4,825
K Hovnanian Enterprises
6.25% 1/15/15		25,000	19,125
7.50% 5/15/16		40,000	30,600
11.50% 5/1/13		40,000	42,400
M/I Homes 6.875% 4/1/12		2,000	1,860
Meritage Homes
6.25% 3/15/15		1,000	935
7.00% 5/1/14		7,000	6,598
Mohawk Industries 6.875% 1/15/16		4,000	3,986
Norcraft Holdings 9.750% 9/1/12		95,000	90,724
Ryland Group 8.40% 5/15/17		43,000	46,333
#Sealy Mattress 144A 10.875% 4/15/16		2,000	2,215
#Standard Pacific Escrow 144A 10.75% 9/15/16		50,000	49,500
Yankee Acquisition 8.50% 2/15/15		30,000	28,350
			338,611
Independent Power Producers & Energy Traders – 0.18%
AES
7.75% 3/1/14		1,000	1,013
8.00% 10/15/17		4,000	4,045
8.00% 6/1/20		298,000	297,254
#144A 8.75% 5/15/13		1,000	1,024
NRG Energy
7.25% 2/1/14		6,000	5,910
7.375% 2/1/16		196,000	190,120
RRI Energy 7.625% 6/15/14		3,000	2,959
			502,325
Industrial Conglomerates – 0.16%
Orion Power Holdings 12.00% 5/1/10		70,000	72,800
Tyco International Finance
4.125% 10/15/14		55,000	54,809
8.50% 1/15/19		265,000	323,561
			451,170
Insurance – 0.16%
MetLife
6.75% 6/1/16		255,000	284,968
6.817% 8/15/18		150,000	167,232
			452,200
Internet Software & Services – 0.00%
#Terremark Worldwide 144A 12.00% 6/15/17		10,000	10,950
			10,950
IT Services – 0.13%
First Data 9.875% 9/24/15		275,000	255,406
SunGard Data Systems 10.25% 8/15/15		82,000	84,050
#Unisys 144A 12.75% 10/15/14		40,000	42,600
			382,056
Leisure Equipment & Products – 0.02%
Eastman Kodak 7.25% 11/15/13		80,000	66,000
			66,000
Life Sciences Tools & Services – 0.00%
#Bio-Rad Laboratories 144A 8.00% 9/15/16		4,000	4,160
			4,160
Machinery – 0.05%
#Case New Holland 144A 7.75% 9/1/13		50,000	50,000
#CPM Holdings 144A 10.625% 9/1/14		15,000	15,563
RBS Global/Rexnord
9.50% 8/1/14		35,000	34,125
11.75% 8/1/16		4,000	3,640
Terex 8.00% 11/15/17		50,000	46,125
Thermadyne Holdings 10.50% 2/1/14		5,000	4,300
			153,753
Media – 0.89%
Affinion Group 11.50% 10/15/15		40,000	41,300
Belo 6.75% 5/30/13		6,000	5,663
#Cablevision Systems 144A 8.625% 9/15/17		35,000	36,313
#Cengage Learning Acquisitions 144A 10.75% 1/15/15		50,000	47,500
#Charter Communications Operating 144A
10.00% 4/30/12		3,000	3,068
10.375% 4/30/14		4,000	4,100
12.875% 9/15/14		242,000	263,174
Comcast 4.95% 6/15/16		105,000	107,552
#Cox Communications 144A
5.875% 12/1/16		50,000	52,633
6.95% 6/1/38		240,000	259,705
8.375% 3/1/39		5,000	6,187
CSC Holdings
6.75% 4/15/12		91,000	94,185
#144A 8.50% 6/15/15		1,000	1,055
DirecTV Holdings 7.625% 5/15/16		115,000	123,625
Echostar DBS
7.125% 2/1/16		10,000	9,975
#144A 7.875% 9/1/19		265,000	268,974
Interpublic Group
6.25% 11/15/14		11,000	10,464
#144A 10.00% 7/15/17		60,000	65,100
Lamar Media
6.625% 8/15/15		99,000	91,170
LIN Television 6.50% 5/15/13		10,000	8,800
#Mediacom 144A 9.125% 8/15/19		50,000	51,625
Nielsen Finance
Ω0.00% 8/1/16		40,000	31,700
10.00% 8/1/14		64,000	64,640
11.50% 5/1/16		10,000	10,550
11.625% 2/1/14		70,000	74,200
#Rainbow National Services 144A 10.375% 9/1/14		3,000	3,173
Sinclair Broadcast Group 8.00% 3/15/12		10,000	8,875
#Sirius XM Radio 144A 9.75% 9/1/15		10,000	10,250
Time Warner Cable 6.75% 7/1/18		108,000	119,514
#Univision Communications 144A 12.00% 7/1/14		40,000	43,200
Videotron
9.125% 4/15/18		4,000	4,350
#144A 9.125% 4/15/18		2,000	2,175
Visant Holding 8.75% 12/1/13		50,000	51,125
#Vivendi 144A
5.75% 4/4/13		130,000	135,012
6.625% 4/4/18		105,000	113,051
WPP Finance 8.00% 9/15/14		255,000	280,007
XM Satellite Radio Holdings PIK 10.00% 6/1/11		25,000	23,625
			2,527,615
Metals & Mining – 0.33%
ArcelorMittal
6.125% 6/1/18		165,000	162,820
9.00% 2/15/15		160,000	184,199
9.85% 6/1/19		10,000	11,847
California Steel Industries 6.125% 3/15/14		3,000	2,760
#Compass Minerals International 144A 8.00% 6/1/19		6,000	6,098
#FMG Finance 144A 10.625% 9/1/16		50,000	55,625
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		145,000	154,459
Noranda Aluminum Acquisition PIK 5.413% 5/15/15		49,000	34,790
#Novelis 144A 11.50% 2/15/15		50,000	50,750
Reliance Steel & Aluminum 6.85% 11/15/36		90,000	78,373
Ryerson
•7.858% 11/1/14		3,000	2,640
12.25% 11/1/15		2,000	1,910
#Steel Dynamics 144A 7.75% 4/15/16		79,000	79,790
#Teck Resources 144A
10.25% 5/15/16		3,000	3,405
10.75% 5/15/19		100,000	116,750
United States Steel 7.00% 2/1/18		5,000	4,809
			951,025
Multiline Retail – 0.26%
Burlington Coat Factory Warehouse 11.125% 4/15/14		80,000	78,800
Macy's Retail Holdings
6.65% 7/15/24		19,000	15,079
8.875% 7/15/15		96,000	100,627
10.625% 11/1/10		4,000	4,217
Nordstrom
6.25% 1/15/18		208,000	215,931
6.75% 6/1/14		15,000	16,471
Target
6.50% 10/15/37		175,000	196,468
7.00% 1/15/38		100,000	117,430
			745,023
Office Electronics – 0.03%
Xerox 8.25% 5/15/14		65,000	73,957
			73,957
Oil, Gas & Consumable Fuels – 1.13%
#Arch Coal 144A 8.75% 8/1/16		35,000	36,225
Berry Petroleum 10.25% 6/1/14		48,000	51,480
#Cenovus Energy 144A 5.70% 10/15/19		125,000	128,418
Chesapeake Energy
6.50% 8/15/17		125,000	115,313
6.625% 1/15/16		7,000	6,650
7.25% 12/15/18		1,000	950
9.50% 2/15/15		107,000	113,153
Copano Energy 7.75% 6/1/18		5,000	4,775
Denbury Resources
7.50% 4/1/13		36,000	36,180
9.75% 3/1/16		13,000	13,878
Dynergy Holdings
7.75% 6/1/19		37,000	31,728
8.375% 5/1/16		60,000	56,400
El Paso
6.875% 6/15/14		46,000	45,310
7.00% 6/15/17		6,000	5,910
7.25% 6/1/18		1,000	989
8.25% 2/15/16		1,000	1,030
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		97,000	99,573
Enbridge Energy Partners 9.875% 3/1/19		140,000	174,147
Energy Transfer Partners
5.65% 8/1/12		10,000	10,552
9.70% 3/15/19		40,000	49,592
Enterprise Products Operating
6.125% 10/15/39		60,000	60,830
6.30% 9/15/17		70,000	75,514
•8.375% 8/1/66		20,000	18,724
9.75% 1/31/14		90,000	108,763
Forest Oil 7.25% 6/15/19		46,000	43,240
#Hilcorp Energy I 144A
7.75% 11/1/15		84,000	79,800
9.00% 6/1/16		5,000	4,988
#Holly 144A 9.875% 6/15/17		39,000	40,073
International Coal Group 10.25% 7/15/14		6,000	5,490
Kinder Morgan Energy Partners
6.85% 2/15/20		40,000	43,771
9.00% 2/1/19		285,000	345,888
Mariner Energy 8.00% 5/15/17		101,000	92,920
MarkWest Energy Partners 8.75% 4/15/18		4,000	4,000
Massey Energy 6.875% 12/15/13		129,000	125,130
Nexen 7.50% 7/30/39		145,000	158,387
Noble Energy 8.25% 3/1/19		135,000	163,239
OPTI Canada
7.875% 12/15/14		23,000	17,710
8.25% 12/15/14		75,000	58,500
Petrohawk Energy
7.875% 6/1/15		68,000	67,320
9.125% 7/15/13		9,000	9,293
#144A 10.50% 8/1/14		2,000	2,160
Petroleum Development 12.00% 2/15/18		43,000	42,570
Plains All American Pipeline 5.75% 1/15/20		210,000	212,031
Plains Exploration & Production 8.625% 10/15/19		20,000	20,350
Quicksilver Resources 11.75% 1/1/16		70,000	77,525
Range Resources 8.00% 5/15/19		49,000	50,470
Regency Energy Partners
8.375% 12/15/13		3,000	3,045
#144A 9.375% 6/1/16		4,000	4,180
#SandRidge Energy 144A 9.875% 5/15/16		78,000	81,705
Talisman Energy 7.75% 6/1/19		95,000	111,900
•TransCanada Pipelines 6.35% 5/15/67		115,000	100,902
			3,212,671
Paper & Forest Products – 0.06%
Domtar 7.125% 8/15/15		2,000	1,970
Georgia Pacific
7.70% 6/15/15		2,000	2,030
#144A 7.00% 1/15/15		3,000	2,970
#144A 7.125% 1/15/17		3,000	2,948
#144A 8.25% 5/1/16		6,000	6,255
Norske Skog Canada 8.625% 6/15/11		4,000	2,780
@#Norske Skogindustrier 144A 7.125% 10/15/33		4,000	2,100
#Sappi Papier Holding 144A 6.75% 6/15/12		87,000	80,570
Weyerhaeuser 7.375% 10/1/19		65,000	64,954
			166,577
Real Estate Investment Trusts – 0.08%
Developers Diversified Realty
5.375% 10/15/12		65,000	60,974
9.625% 3/15/16		30,000	30,130
Host Hotels & Resorts
7.125% 11/1/13		70,000	69,475
#144A 9.00% 5/15/17		7,000	7,455
Kimco Realty 6.875% 10/1/19		65,000	66,599
@Potlatch 12.50% 12/1/09		5,000	5,032
			239,665
Road & Rail – 0.10%
CSX
5.75% 3/15/13		10,000	10,672
6.25% 3/15/18		145,000	157,511
#Kansas City Southern Mexico 144A 12.50% 4/1/16		100,000	111,000
			279,183
Semiconductors & Semiconductor Equipment – 0.09%
Avago Technologies Finance 10.125% 12/1/13		4,000	4,230
Freescale Semiconductor 8.875% 12/15/14		315,000	242,550
			246,780
Specialty Retail – 0.09%
Sally Holdings/Capital 10.50% 11/15/16		93,000	97,418
Toys R Us
7.625% 8/1/11		19,000	18,810
7.875% 4/15/13		60,000	57,900
#Toys R Us Property 144A 10.75% 7/15/17		70,000	75,600
			249,728
Textiles Apparel & Luxury Goods – 0.08%
#Invista 144A 9.25% 5/1/12		70,000	70,350
Levi Strauss 9.75% 1/15/15		86,000	89,870
Quiksilver 6.875% 4/15/15		100,000	75,250
			235,470
Tobacco – 0.04%
#Alliance One International 144A 10.00% 7/15/16		105,000	108,938
			108,938
Trading Companies & Distributors – 0.15%
#Ashtead Capital 144A 9.00% 8/15/16		100,000	96,500
Avis Budget Car Rental
7.625% 5/15/14		65,000	58,825
7.75% 5/15/16		45,000	39,375
Hertz
8.875% 1/1/14		105,000	106,575
10.50% 1/1/16		58,000	60,610
RSC Equipment Rental 9.50% 12/1/14		75,000	72,750
			434,635
Wireless Telecommunication Services – 0.42%
AT&T Wireless 8.125% 5/1/12		35,000	39,959
Cricket Communications
9.375% 11/1/14		141,000	143,820
#144A 7.75% 5/15/16		4,000	4,080
Crown Castle International 9.00% 1/15/15		11,000	11,578
#Digicel Group 144A 12.00% 4/1/14		105,000	117,600
MetroPCS Wireless 9.25% 11/1/14		112,000	115,080
#NII Capital 144A 10.00% 8/15/16		75,000	78,375
Sprint Capital 8.75% 3/15/32		195,000	185,250
Sprint Nextel 6.00% 12/1/16		92,000	82,570
Vodafone Group
5.00% 12/16/13		153,000	163,326
5.00% 9/15/15		225,000	238,075
5.375% 1/30/15		10,000	10,729
			1,190,442
Total Corporate Bonds (Cost $34,024,569)			35,954,942

Foreign Agencies–0.23%
Cayman Island – 03%
Petrobras International Finance 7.875% 3/15/19		60,000	69,525
			69,525
Germany – 0.09%
KFW
4.875% 6/17/19		135,000	147,087
6.00% 2/14/12	RUB	3,340,000	102,788
			249,875
Republic of Korea – 0.11%
Export-Import Bank of Korea 5.875% 1/14/15		305,000	322,276
			322,276
Total Foreign Agencies (Cost $600,613)			641,676
Municipal Bond–0.07%
California State Taxable Various Purpose 7.55% 4/1/39		185,000	207,183
Total Municipal Bond (Cost $170,982)			207,183
Non-Agency Asset-Backed Securities–0.51%
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		83,907	85,486
Capital One Multi-Asset Execution Trust
•Series 2006-A7 A7 0.275% 3/17/14		140,000	138,553
Series 2007-A7 A7 5.75% 7/15/20		190,000	209,388
Citibank Credit Card Issuance Trust Series 2005-A7 A7 4.75% 10/22/12		235,000	244,129
Citicorp Residential Mortgage Securities Series 2006-3 A4 5.703% 11/25/36		50,000	41,271
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		50,000	51,611
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		100,000	107,953
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		100,000	94,359
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.794% 9/15/14		100,000	100,000
GE Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14		200,000	200,000
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		125,000	126,812
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		50,000	51,371
Total Non-Agency- Asset Backed Securities (Cost $1,409,567)			1,450,933
Non-Agency Collateralized Mortgage Obligations–0.18%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		12,648	11,288
Series 2005-5 2CB1 6.00% 6/25/35		5,388	3,583
Series 2005-6 7A1 5.50% 7/25/20		10,225	9,382
•Chaseflex Trust Series 2006-1 A4 6.30% 6/25/36		100,000	50,854
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.817% 8/25/37		82,728	45,533
♦Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-23 A1 5.50% 11/25/35		40,090	36,720
@Series 2006-17 A5 6.00% 12/25/36		10,544	9,176
•First Horizon Asset Securities Series 2007-AR3 2A2 6.298% 11/25/37		18,288	11,974
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.163% 5/25/35		15,273	12,132
•GSR Mortgage Loan Trust Series 2005-AR6 2A1 3.936% 9/25/35		13,465	12,452
•JPMorgan Mortgage Trust
Series 2005-A2 5A1 4.326% 4/25/35		31,685	28,808
Series 2005-A6 1A2 5.147% 9/25/35		25,000	17,312
@Series 2007-A1 7A4 5.292% 7/25/35		69,287	29,200
•MASTR ARM Trust Series 2006-2 4A1 4.989% 2/25/36		22,030	19,904
♦Washington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00%10/25/34		32,656	31,186
•Series 2006-AR10 1A1 5.922% 9/25/36		23,446	17,504
•Series 2007-HY3 4A1 5.32% 3/25/37		17,709	13,908
Wells Fargo Mortgage Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		46,088	42,214
Series 2006-7 2A1 6.00% 6/25/36		18,248	15,967
•Series 2006-AR6 7A1 5.112% 3/25/36		60,161	54,027
•Series 2006-AR10 5A1 5.592% 7/25/36		15,668	11,756
•Series 2006-AR19 A1 5.648% 12/25/36		14,917	11,206
Total Non-Agency Collateralized Mortgage Obligations (Cost $449,954)			496,086

Regional Authorities–0.06%
Canada – 0.06%
Province of Ontario Canada
4.00% 10/7/19		$95,000	95,124
4.40% 6/2/19	CAD	87,000	84,382
Total Regional Authorities (Cost $177,817)			179,506
«Senior Secured Loans–0.17%
Dana Holdings Term Tranche Loan B 9.00% 1/30/15		100,000	89,723
Energy Futures Holdings Term Tranche Loan B2 6.579% 10/10/14		120,692	96,417
Ford Motor Term Tranche Loan B 5.80% 12/15/13		193,680	172,616
Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15		120,000	120,400
Total Senior Secured Loans (Cost $434,857)			479,156

Sovereign Debt–0.80%
Brazil – 0.07%
Republic of Brazil 12.50% 1/5/16	BRL	305,000	189,985
			189,985
Canada – 0.14%
Canadian Government Bond 3.00% 6/1/14	CAD	412,000	393,708
			393,708
Colombia – 0.08%
Republic of Colombia 12.00% 10/22/15	COP	383,000,000	236,216
			236,216
Indonesia – 0.13%
Indonesia Treasury Bond 10.75% 5/15/16	IDR	3,360,000,000	374,082
			374,082
Mexico – 0.16%
Mexican Government
7.25% 12/15/16	MXN	540,000	39,005
10.00% 11/20/36	MXN	4,830,000	406,776
Mexican United States 5.95% 3/19/19		12,000	12,660
			458,441
Poland – 0.09%
^Poland Government Bond 4.83% 7/25/11	PLN	800,000	255,917
			255,917
Russia – 0.01%
Russian-Eurobond 7.50% 3/31/30		36,480	39,967
			39,967
Sweden – 0.12%
Sweden Government Bond 6.75% 5/5/14	SEK	1,940,000	327,119
			327,119
Total Sovereign Debt (Cost $2,144,319)			2,275,435
Supranational Banks–0.98%
European Investment Bank
3.125% 6/4/14		55,000	56,345
6.00% 8/14/13		333,000	297,186
6.25% 4/15/14		212,000	386,360
#144A 4.00% 5/15/14		4,410,000	769,684
^10.902 3/30/16		550,000	188,589
International Bank for Reconstruction & Development
5.375% 12/15/14		318,000	227,474
10.00% 4/5/12		2,900,000	96,743
International Finance 5.75% 6/24/14		876,000	769,197
Total Supranational Banks (Cost $2,588,820)			2,791,578
U.S. Treasury Obligations–0.45%
U.S. Treasury Bond 4.25% 5/15/39		180,000	186,272
U.S. Treasury Notes
2.375% 9/30/14		190,000	190,550
∞3.625% 8/15/19		875,000	898,379
Total U.S. Treasury Obligations (Cost $1,233,922)			1,275,201
		Number of
		Shares
Right–0.00%
BNP Paribas		616	1,334
Total Right (Cost $0)			1,334

Warrant–0.00%
†US Airways, exercise price $10.00 expiration date 1/1/10		8	0
Total Warrant (Cost $0)			0
		Principal
		Amount¡
≠Discounted Commercial Paper–1.88%
General Electric Capital Services 0.371% 10/14/09		4,450,000	4,449,747
Koch Resources 0.07% 10/1/09		895,000	895,000
Total Discounted Commercial Paper (Cost $5,344,405)			5,344,747
Total Value of Securities – 100.40%
(Cost $253,186,277)			285,969,620
Liabilities Net of Receivables and Other Assets (See Notes) – (0.40%)			(1,125,216)
Net Assets Applicable to 26,225,236 Shares Outstanding – 100.00%			$284,844,404

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD - Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP - Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR– Indonesian Rupiah
ILS – Israeli Shekel
KRW – South Korean Won
MXN – Mexican Peso
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar

†Non income producing security.
§Developed Market – countries that are thought to be most developed and therefore less risky.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $1,870,681, which represented 0.66% of the Fund's net assets. See Note 5 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009 the aggregate amount of Rule 144A securities was $11,409,290, which represented 4.01% of the Fund's net assets. See Note 5 in "Notes."
•Variable rate security. The rate shown is the rate as of September 30, 2009.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2009.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
^Zero coupon security. The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for financial futures contracts.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
GDR – Global Depositary Receipts
MASTR – Mortgage Asset Securitization Transaction, Inc.
NVDR – Non-Voting Depositary Receipt
PIK – Pay-in-Kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts, financial futures contracts, and option contracts were outstanding at September 30, 2009:

Foreign Currency Exchange Contracts1
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(363,685)	USD	318,336	10/30/09	$(1,766)
BRL	1,346,148	USD	(738,830)	10/30/09	17,518
CAD	197,056	USD	(183,665)	10/30/09	382
CAD	(98,434)	USD	91,877	10/30/09	(58)
COP	209,248,000	USD	(108,644)	10/30/09	18
EUR	79,810	USD	(117,000)	10/30/09	(224)
IDR	464,278,000	USD	(47,938)	11/30/09	(392)
ILS	553,175	USD	(145,000)	11/20/09	1,859
GBP	(38,615)	USD	61,537	10/30/09	(159)
GBP	(72,915)	USD	117,000	10/30/09	501
KRW	699,303,895	USD	(586,080)	10/30/09	8,086
PLN	271,116	USD	(96,055)	10/30/09	(1,839)
SEK	1,670,097	USD	(244,940)	10/30/09	(5,328)
TRY	145,768	USD	(97,386)	12/1/09	(240)
					$18,358

Financial Futures Contracts1
				Unrealized
Contracts to Sell	Notional Cost	Notional Value	Expiration Date	Depreciation
(23) U.S. Treasury 10 yr Notes	$(2,695,818)	$(2,721,547)	12/21/09	$(25,729)

Options Contracts1
	Number of	Notional	Exercise	Expiration	Unrealized
Description	Contracts	Value	Price	Date	Depreciation
Long Put Options
U.S. Treasury 10 yr Notes	18	$5,906	$116.50	11/9/09	$(7,217)

The use of foreign currency exchange contracts, financial futures contracts and options contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Foundation® Aggressive Allocation Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
During the period ended January 1, 2009 through June 12, 2009, the Fund invested in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the UBS Relationship Funds), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc.

3. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$256,567,258
Aggregate unrealized appreciation	$ 33,372,447
Aggregate unrealized depreciation	(3,970,085)
Net unrealized appreciation	$ 29,402,362

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $17,281,120 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$ 12,379,072	$ 300,000	$ 12,679,072
Common Stock	190,991,460	-	-	190,991,460
Corporate Debt	116,247	43,191,036	-	43,307,283
Foreign Debt	-	5,118,511	769,684	5,888,195
Investment Companies	26,062,475	-	-	26,062,475
Municipal Bonds	-	207,183	-	207,183
U.S.Treasury Obligations	-	1,275,201	-	1,275,201
Short-Term	-	5,344,747	-	5,344,747
Other	199,704	14,300	-	214,004
Total	$217,369,886	$67,530,050	$1,069,684	$285,969,620

Derivatives	-	$ (14,588)	$ -	$ (14,588
)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset
		Backed and
		Mortgage-
		Backed	Common	Foreign
	Total	Securities	Stock	Debt	Other
Balance as of 12/31/08	$1,149,051	$ 394,772	$ 754,279	$ -	$ -
Net change in unrealized
appreciation/depreciation	1,437,212	914,068	447,162	74,081	1,901
Net purchases, sales, and settlements	780,953	85,350	-		695,603
-
Net realized loss	(1,096,091)	(1,094,190)	-	-	(1,901)
Net transfers in and/or out of Level 3	(1,201,441)	-	(1,201,441)	-	-
Balance as of 9/30/09	$ 1,069,684	$ 300,000	$ -	$ 769,684	$ -

Net change in unrealized
appreciation/depreciation from
Balance as of 9/30/09	$ 74,095	$ 14	$ -	$ 74,081	$ -

4. Derivatives
The Fund applies the amended provisions of Accounting Codification Section 815 (ACS 815), Derivatives and Hedging Activities. ACS 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Financial Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest notes. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal couterparty credit risk to a Fund because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Options Contracts – During the period ended September 30, 2009, the Fund entered into options contracts in the normal course of pursuing its investment objectives. The Fund may buy or write options contracts for any number of reasons, including: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk.

Transactions in options contracts during the period ended September 30, 2009 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2008	-	$ -
Options bought	18	13,123
Options expired	-	-
Options terminated in closing purchase transactions	-	-
Options outstanding at September 30, 2009	18	$13,123

Fair values of derivative instruments as of September 30, 2009 was as follows:
	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value

Foreign exchange contracts (Currency & Futures)	Receivables and other assets net of Liabilities	$28,364	Liabilities net of receivables and other assets	$(10,006)

Interest rate contracts (Futures)	Receivables and other assets net of Liabilities	-	Liabilities net of receivables and other assets	(25,729)

Options Contracts (Options)	Receivables and other assets net of Liabilities	-	Liabilities net of receivables and other assets	(7,217)
Total		$28,364		$(42,952)

The effect of derivative instruments on the Statement of Operations for the period ended September 30, 2009
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange contracts (Currency & Futures)	Net realized and unrealized gain on investments and foreign currencies from foreign currencies and foreign futures contracts	$830,942	$257,672
Interest rate contracts (Futures)	Net realized and unrealized gain (loss) on investments and foreign currencies from futures contracts	(107,514)	308,462
Options Contracts (Options)	Net realized and unrealized loss on investments and foreign currencies from options contracts	-	(7,217)
Total		$723.428	$(558,917)

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Delaware Growth and Income Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.27%
Aerospace & Defense – 4.90%
Goodrich	191,900	$10,427,846
Honeywell International	299,800	11,137,570
Lockheed Martin	149,700	11,688,576
Rockwell Collins	131,100	6,659,880
United Technologies	288,400	17,572,212
		57,486,084
Beverages – 2.08%
Coca-Cola	77,300	4,151,010
PepsiCo	346,000	20,296,360
		24,447,370
Biotechnology – 3.36%
†Amgen	235,900	14,208,257
†Celgene	113,300	6,333,470
†Gilead Sciences	280,700	13,075,006
†Vertex Pharmaceuticals	155,000	5,874,500
		39,491,233
Capital Markets – 2.82%
Bank of New York Mellon	385,810	11,184,632
Goldman Sachs Group	118,900	21,919,215
		33,103,847
Chemicals – 2.12%
Dow Chemical	519,200	13,535,544
Lubrizol	159,400	11,390,724
		24,926,268
Commercial Banks – 2.10%
TCF Financial	299,900	3,910,696
Wells Fargo	737,200	20,774,296
		24,684,992
Commercial Services & Supplies – 0.50%
Republic Services	219,300	5,826,801
		5,826,801
Communications Equipment – 3.58%
†Cisco Systems	1,019,300	23,994,322
QUALCOMM	399,900	17,987,502
		41,981,824
Computers & Peripherals – 7.41%
†Apple	158,500	29,381,145
†EMC	848,500	14,458,440
Hewlett-Packard	485,400	22,915,734
International Business Machines	93,300	11,159,613
†NetApp	342,000	9,124,560
		87,039,492
Construction & Engineering – 1.28%
Fluor	173,600	8,827,560
†URS	142,200	6,207,030
		15,034,590
Consumer Finance – 0.69%
Capital One Financial	227,420	8,125,717
		8,125,717

Containers & Packaging – 0.97%
†Owens-Illinois	309,000	11,402,100
		11,402,100
Diversified Consumer Services – 0.67%
DeVry	141,500	7,827,780
		7,827,780
Diversified Financial Services – 3.12%
Bank of America	326,500	5,524,380
JPMorgan Chase	522,200	22,882,804
†Nasdaq OMX Group	389,200	8,192,660
		36,599,844
Diversified Telecommunications Services – 2.02%
AT&T	217,400	5,871,974
Verizon Communications	589,400	17,841,138
		23,713,112
Electric Utilities – 1.32%
Exelon	181,500	9,006,030
FirstEnergy	141,700	6,478,524
		15,484,554
Electrical Equipment – 0.62%
Roper Industries	142,000	7,239,160
		7,239,160
Energy Equipment & Services – 3.11%
†Nabors Industries	297,800	6,224,020
†National Oilwell Varco	179,800	7,754,774
Noble	158,700	6,024,252
Schlumberger	276,700	16,491,320
		36,494,366
Food & Staples Retailing – 2.87%
CVS Caremark	387,000	13,831,380
Wal-Mart Stores	403,900	19,827,451
		33,658,831
Gas Utilities – 0.56%
EQT	154,500	6,581,700
		6,581,700
Health Care Equipment & Supplies – 0.74%
†Gen-Probe	209,000	8,660,960
		8,660,960
Health Care Providers & Services – 1.93%
†Express Scripts	160,800	12,474,864
UnitedHealth Group	405,800	10,161,232
		22,636,096
Hotels, Restaurants & Leisure – 2.88%
Burger King Holdings	501,500	8,821,385
McDonald's	283,000	16,150,810
†WMS Industries	199,400	8,885,264
		33,857,459
Household Durables – 1.11%
Jarden	466,500	13,094,655
		13,094,655
Household Products – 3.44%
Colgate-Palmolive	150,000	11,442,000
Procter & Gamble	499,500	28,931,040
		40,373,040
Industrial Conglomerates – 1.64%
General Electric	1,175,700	19,304,994
		19,304,994
Insurance – 4.89%
AFLAC	277,900	11,877,446
Aspen Insurance Holdings	222,800	5,897,516
Berkley (W.R.)	261,700	6,615,776
Everest Re Group	85,100	7,463,270
Hanover Insurance Group	127,500	5,269,575
Prudential Financial	199,700	9,967,027
Travelers	210,800	10,377,684
		57,468,294
Internet Software & Services – 1.87%
†Google Class A	44,200	21,916,570
		21,916,570
IT Services – 0.65%
Accenture Class A	204,100	7,606,807
		7,606,807
Life Sciences Tools & Services – 0.87%
†Thermo Fisher Scientific	234,400	10,236,248
		10,236,248
Machinery – 0.46%
Deere & Co.	124,800	5,356,416
		5,356,416
Media – 1.79%
Time Warner Cable	308,000	13,271,720
†Viacom Class B	276,500	7,753,060
		21,024,780
Metals & Mining – 1.69%
Alcoa	651,000	8,541,120
United States Steel	255,820	11,350,733
		19,891,853
Multi-Utilities – 1.48%
Sempra Energy	184,400	9,184,964
Wisconsin Energy	181,000	8,175,770
		17,360,734
Oil, Gas & Consumable Fuels – 9.57%
Anadarko Petroleum	100,100	6,279,273
Arch Coal	185,800	4,111,754
Chesapeake Energy	245,000	6,958,000
Chevron	216,000	15,212,880
Devon Energy	133,200	8,968,356
EOG Resources	153,200	12,793,732
Exxon Mobil	630,700	43,272,327
Occidental Petroleum	188,300	14,762,720
		112,359,042
Pharmaceuticals – 5.95%
Abbott Laboratories	366,600	18,135,702
Johnson & Johnson	389,900	23,741,011
Merck	422,100	13,351,023
Wyeth	302,400	14,690,592
		69,918,328
Professional Services – 0.40%
†FTI Consulting	111,600	4,755,276
		4,755,276
Real Estate Investment Trusts – 0.55%
†Host Hotels & Resorts	546,500	6,432,305
Simon Property Group	524	36,369
		6,468,674
Road & Rail – 0.80%
Norfolk Southern	217,400	9,372,114
		9,372,114
Semiconductors & Semiconductor Equipment – 2.13%
Intel	1,046,800	20,485,876
†ON Semiconductor	550,100	4,538,325
		25,024,201
Software – 4.86%
†McAfee	249,000	10,903,710
Microsoft	1,278,800	33,108,132
†Nuance Communications	434,100	6,494,136
†Symantec	398,500	6,563,295
		57,069,273
Specialty Retail – 3.12%
†Aeropostale	183,700	7,985,439
American Eagle Outfitters	487,400	8,217,564
Guess	228,410	8,460,306
†Urban Outfitters	395,800	11,941,286
		36,604,595
Wireless Telecommunication Services – 0.35%
†MetroPCS Communications	440,100	4,119,336
		4,119,336
Total Common Stock (Cost $954,581,444)		1,165,629,410
	Principal
	Amount (U.S. $)
≠Discounted Commercial Paper – 0.15%
Koch Resources 0.07% 10/1/09	$1,685,000	1,685,000
Total Discounted Commercial Paper (Cost $1,685,000)		1,685,000
	Number of
	Shares
Short-Term Investment – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund	275,324	275,324
Total Short-Term Investment (Cost $275,324)		275,324
Total Value of Securities – 99.44%
(Cost $956,541,768)		1,167,589,734
Receivables and Other Assets Net of Liabilities (See Notes) – 0.56%		6,581,577
Net Assets Applicable to 47,308,670 Shares Outstanding – 100.00%		$1,174,171,311

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Growth and Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$963,686,285
Aggregate unrealized appreciation	266,365,642
Aggregate unrealized depreciation	(62,462,193)
Net unrealized appreciation	$203,903,449

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $22,958,151 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $4,288,704 expires in 2009 and $18,669,447 expires in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Total
Common Stock	$1,165,629,410	$ -	$1,165,629,410
Short-Term	275,324	1,685,000	1,960,324
Total	$1,165,904,734	$1,685,000	$1,167,589,734

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

4. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Mondrian International Value Fund

September 30, 2009
	Number of	Value
	Shares	(U. S. $)
Common Stock – 98.76%∆
Australia – 10.70%
Amcor	2,129,313	$10,295,237
Foster's Group	3,266,146	15,993,549
National Australia Bank	413,595	11,224,781
QBE Insurance Group	173,885	3,691,255
Telstra	6,780,390	19,562,245
Wesfarmers	564,049	13,183,025
		73,950,092
Belgium – 0.58%
Fortis	860,062	4,028,275
*†Fortis-STRIP VVPR	340,580	997
		4,029,272
Finland – 0.94%
UPM-Kymmene	541,427	6,496,171
		6,496,171
France – 12.43%
Carrefour	447,481	20,297,380
Cie de Saint-Gobain	311,338	16,149,239
France Telecom	554,507	14,770,711
*†GDF Suez-STRIP VVPR	60,186	88
Societe Generale	173,458	13,959,206
Total	349,529	20,766,648
		85,943,272
Germany – 5.17%
Deutsche Telekom	1,098,010	15,029,820
RWE	222,322	20,715,202
		35,745,022
■Hong Kong – 2.63%
Hong Kong Electric Holdings	1,411,500	7,740,484
Wharf Holdings	1,962,875	10,422,233
		18,162,717
Italy – 3.32%
Intesa Sanpaolo	3,142,180	13,896,360
UniCredit	2,319,471	9,061,579
		22,957,939
Japan – 21.31%
Astellas Pharma	389,900	16,025,965
Canon	575,000	23,249,791
Kao	727,500	17,989,975
KDDI	2,215	12,484,433
Nitto Denko	199,200	6,101,921
Sekisui House	620,000	5,593,985
Seven & I Holdings	605,000	14,489,000
Takeda Pharmaceutical	499,800	20,821,520
Tokio Marine Holdings	465,300	13,475,689
Toyota Motor	268,100	10,661,287
West Japan Railway	1,707	6,464,829
		147,358,395
Netherlands – 2.89%
ING Groep CVA	525,767	9,385,488
Reed Elsevier	938,242	10,584,563
		19,970,051
New Zealand – 0.70%
†Telecom New Zealand	2,512,207	4,825,746
		4,825,746
Singapore – 4.88%
Jardine Matheson Holdings	228,400	6,943,360
Oversea-Chinese Banking	1,640,209	9,140,411
Singapore Telecommunications	4,152,000	9,579,384
United Overseas Bank	678,000	8,076,414
		33,739,569
South Africa – 0.85%
Sasol	156,550	5,885,997
		5,885,997
Spain – 8.59%
Banco Santander	872,417	14,041,726
Iberdrola	2,360,695	23,160,202
Telefonica	803,558	22,169,069
		59,370,997
Switzerland – 3.79%
Novartis	451,344	22,581,354
Zurich Financial Services	15,192	3,613,478
		26,194,832
Taiwan – 2.43%
Chunghwa Telecom ADR	342,004	6,169,758
Taiwan Semiconductor Manufacturing ADR	970,416	10,635,758
		16,805,516
United Kingdom – 17.55%
Aviva	698,240	4,997,456
BG Group	667,420	11,582,231
BP	2,339,425	20,672,711
Compass Group	1,537,216	9,383,426
GlaxoSmithKline	1,139,816	22,402,839
Royal Dutch Shell Class A	694,606	19,869,593
Unilever	793,707	22,550,448
Vodafone Group	4,419,712	9,901,595
		121,360,299
Total Common Stock (Cost $563,809,875)		682,795,887

Right– 0.00%∆
Belgium – 0.00%
=Fortis	860,062	0

Total Right (Cost $0)		0

Short-Term Investment – 0.58%
Money Market Mutual Fund – 0.58%
Dreyfus Treasury & Agency Cash Management Fund	4,004,410	4,004,410

Total Short-Term Investment (Cost $4,004,410)		4,004,410
Total Value of Securities – 99.34%
(Cost $567,814,285)		686,800,297
Receivables and Other Assets Net of Liabilities (See Notes) – 0.66%		4,593,579
Net Assets Applicable to 44,301,725 Shares Outstanding – 100.00%		$691,393,876

∆Securities have been classified by country of origin.
†Non income producing security
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Summary of Abbreviations:
ADR – American Depositary Receipt
CVA – Dutch Certificate
STRIP VVPR – Dividend Coupon

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Mondrian International Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value.  Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$572,445,905
Aggregate unrealized appreciation	159,306,504
Aggregate unrealized depreciation	(44,952,112)
Net unrealized appreciation	$114,354,392

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Common Stock	$682,795,887
Short-Term	4,004,410
Total	$686,800,297

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.  The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2009.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of September 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Conservative Allocation Fund

September 30, 2009
		Number of	Value
		Shares	(U.S. $)
Common Stock–33.08%
U.S. Markets–19.49%
Aerospace & Defense–0.54%
†DynCorp International Class A		5,220	$93,960
†Esterline Technologies		1,970	77,244
Goodrich		4,400	239,096
Honeywell International		5,950	221,043
Lockheed Martin		2,950	230,336
Northrop Grumman		12,600	652,049
Rockwell Collins		2,700	137,160
Triumph Group		2,400	115,176
United Technologies		5,500	335,115
			2,101,179
Air Freight & Logistics–0.34%
Expeditors International of Washington		17,900	629,185
†Hub Group Class A		3,920	89,572
United Parcel Service Class B		10,400	587,288
			1,306,045
Beverages–0.12%
Coca-Cola		1,550	83,235
PepsiCo		6,600	387,156
			470,391
Biotechnology–0.50%
†Alkermes		8,590	78,942
†Amgen		4,550	274,047
†Celera		9,720	60,556
†Celgene		2,350	131,365
†Gilead Sciences		19,483	907,517
†ONYX Pharmaceuticals		3,480	104,296
†OSI Pharmaceuticals		2,510	88,603
†Regeneron Pharmaceuticals		4,240	81,832
†Talecris Biotherapeutics Holdings		625	11,875
†United Therapeutics		1,440	70,546
†Vertex Pharmaceuticals		2,950	111,805
			1,921,384
Building Products–0.02%
AAON		3,040	61,043
			61,043
Capital Markets–0.54%
Apollo Investment		7,710	73,631
Bank of New York Mellon		49,788	1,443,354
Goldman Sachs Group		2,350	433,223
optionsXpress Holdings		5,750	99,360
†RiskMetrics Group		3,920	57,310
			2,106,878
Chemicals–0.52%
Dow Chemical		10,250	267,218
†duPont (E.I.) deNemours		19,478	626,023
Koppers Holdings		2,540	75,311
Lubrizol		3,100	221,526
Olin		3,580	62,435
Praxair		6,900	563,661
†Rockwood Holdings		4,680	96,268
Schulman (A.)		4,240	84,503
			1,996,945
Commercial Banks–0.27%
City Holding		2,400	71,544
Independent Bank		3,480	77,012
Prosperity Bancshares		2,710	94,281
Smithtown Bancorp		2,520	29,081
TCF Financial		10,240	133,530
†Texas Capital Bancshares		4,290	72,244
Trustmark		4,020	76,581
Univest Corporation of Pennsylvania		1,850	40,090
Webster Financial		3,810	47,511
Wells Fargo		14,350	404,383
			1,046,257
Commercial Services & Supplies–0.34%
American Ecology		3,370	63,019
†GeoEye		1,250	33,500
Healthcare Services Group		4,440	81,518
McGrath Rentcorp		3,700	78,699
†Metalico		10,280	42,868
†Mobile Mini		3,344	58,052
Republic Services		4,450	118,237
†Tetra Tech		2,830	75,080
†United Stationers		2,510	119,501
Waste Management		21,200	632,183
			1,302,657
Communications Equipment–0.72%
†Arris Group		2,460	32,005
†Cisco Systems		19,500	459,030
†Motorola		76,000	652,840
†NETGEAR		3,920	71,932
QUALCOMM		29,942	1,346,790
†Tekelec		6,530	107,288
†ViaSat		4,020	106,852
			2,776,737
Computers & Peripherals–1.08%
†Apple		8,819	1,634,778
†EMC		16,250	276,900
†Hewlett-Packard		9,400	443,774
International Business Machines		7,250	867,173
†NetApp		7,100	189,428
†Synaptics		2,980	75,096
†Teradata		24,800	682,496
			4,169,645
Construction & Engineering–0.12%
Fluor		3,350	170,348
Granite Construction		2,830	87,560
†Tutor Perini		3,370	71,781
†URS		2,800	122,220
			451,909
Consumer Finance–0.04%
Capital One Financial		4,500	160,785
			160,785
Containers & Packaging–0.11%
†Owens-Illinois		5,950	219,555
Rock-Tenn Class A		2,460	115,891
Silgan Holdings		2,070	109,151
			444,597
Diversified Consumer Services–0.16%
DeVry		2,800	154,896
†Lincoln Educational Services		4,315	98,727
Weight Watchers International		13,600	373,184
			626,807
Diversified Financial Services–0.53%
Bank of America		6,450	109,134
CME Group		2,000	616,380
†IntercontinentalExchange		7,200	699,768
JPMorgan Chase		10,300	451,346
†Nasdaq OMX Group		7,350	154,718
			2,031,346
Diversified Telecommunication Services–0.48%
Alaska Communications Systems Group		9,030	83,528
AT&T		28,400	767,084
NTELOS Holdings		4,240	74,878
Verizon Communications		31,257	946,150
			1,871,640
Electric Utilities–0.46%
Cleco		4,170	104,584
Edison International		18,700	627,946
Exelon		3,500	173,670
FirstEnergy		2,950	134,874
Progress Energy		16,100	628,866
UIL Holdings		2,515	66,371
Unitil		2,510	56,350
			1,792,661
Electrical Equipment–0.08%
Acuity Brands		2,140	68,929
†GrafTech International		7,630	112,161
Roper Industries		2,850	145,293
			326,383
Electronic Equipment, Instruments & Components–0.08%
†Anixter International		2,970	119,127
†FARO Technologies		4,130	70,953
†IPG Photonics		3,270	49,704
†Rofin-Sinar Technologies		2,230	51,201
			290,985
Energy Equipment & Services–0.26%
†Bristow Group		2,030	60,271
†Key Energy Services		7,300	63,510
Lufkin Industries		1,630	86,683
†National Oilwell Varco		8,850	381,701
Schlumberger		5,200	309,920
†Willbros Group		5,650	86,050
			988,135
Food & Staples Retailing–0.74%
Casey's General Stores		3,920	123,010
CVS Caremark		27,192	971,842
Safeway		28,400	560,048
†Susser Holdings		4,040	50,783
Walgreen		20,500	768,135
Wal-Mart Stores		7,700	377,993
			2,851,811
Food Products–0.62%
†Archer-Daniels-Midland		31,400	917,508
Bunge		2,700	169,047
Heinz (HJ)		16,600	659,850
Kraft Foods Class A		23,700	622,599
Lance		1,410	36,406
			2,405,410
Gas Utilities – 0.05%
EQT		3,050	129,930
Piedmont Natural Gas		3,270	78,284
			208,214
Health Care Equipment & Supplies–0.17%
†Align Technology		4,500	63,990
†Conmed		4,780	91,633
†CryoLife		7,580	60,413
†Gen-Probe		4,150	171,975
†Merit Medical Systems		3,700	64,121
†Quidel		3,480	56,480
†SonoSite		2,610	69,061
West Pharmaceutical Services		2,270	92,185
			669,858
Health Care Providers & Services–0.90%
†Alliance HealthCare Services		6,190	35,035
†AMN Healthcare Services		7,510	71,420
Cardinal Health		24,300	651,240
†Catalyst Health Solutions		3,480	101,442
†Express Scripts		3,600	279,288
†Medco Health Solutions		13,900	768,809
†Odyssey HealthCare		4,340	54,250
†PharMerica		2,770	51,439
†Psychiatric Solutions		4,020	107,575
Quest Diagnostics		11,600	605,404
†Res-Care		4,460	63,377
†Sun Healthcare Group		8,370	72,317
UnitedHealth Group		24,357	609,899
			3,471,495
Hotels Restaurants & Leisure–0.34%
†AFC Enterprises		5,360	45,131
†Bally Technologies		2,400	92,088
†Buffalo Wild Wings		2,170	90,294
Burger King Holdings		9,500	167,105
†CEC Entertainment		1,740	44,996
CKE Restaurants		9,890	103,746
†Jack in the Box		4,890	100,196
McDonald's		5,400	308,178
†Papa John's International		2,400	58,968
†Shuffle Master		4,920	46,346
†WMS Industries		5,390	240,178
			1,297,226
Household Durables–0.07%
†Jarden		9,200	258,244
			258,244
Household Products–0.52%
Colgate-Palmolive		2,900	221,212
Kimberly-Clark		11,600	684,168
†Procter & Gamble		19,067	1,104,361
			2,009,741
Industrial Conglomerates–0.11%
†General Electric		23,200	380,944
Otter Tail		2,440	58,389
			439,333
Insurance–0.66%
AFLAC		5,500	235,070
Allstate		20,700	633,834
AmTrust Financial Services		4,420	50,432
Berkley (W.R)		5,500	139,040
First Mercury Financial		4,260	56,743
Hanover Insurance Group		2,500	103,325
Harleysville Group		2,480	78,492
†ProAssurance		2,040	106,468
Protective Life		2,018	43,226
Prudential Financial		4,000	199,640
RLI		1,630	86,031
Travelers		17,050	839,371
			2,571,672
Internet & Catalog Retail–0.08%
†priceline.com		1,900	315,058
			315,058
Internet Software & Services–0.70%
†Digital River		2,330	93,946
†Google Class A		2,949	1,462,261
†j2 Global Communications		3,180	73,172
NIC		5,650	50,229
†SAVVIS		5,260	83,213
United Online		10,600	85,224
†ValueClick		7,960	104,992
†VeriSign		28,800	682,272
†Vocus		4,020	83,978
			2,719,287
IT Services–0.51%
†Emdeon Class A		440	7,128
iGate		10,160	87,173
infoGROUP		12,380	86,784
MasterCard Class A		3,500	707,525
†Sapient		10,870	87,395
†TeleTech Holdings		4,630	78,988
Visa Class A		13,400	926,074
			1,981,067
Leisure Equipment & Products–0.17%
Mattel		34,900	644,254
			644,254
Life Sciences Tools & Services–0.05%
†Thermo Fisher Scientific		4,650	203,066
			203,066
Machinery–0.13%
Barnes Group		4,230	72,291
†Chart Industries		5,750	124,142
†Columbus McKinnon		4,890	74,084
Deere		2,700	115,884
†ESCO Technologies		1,310	51,614
†Kadant		3,920	47,550
			485,565
Media–0.15%
†Carmike Cinemas		1,000	10,110
†Knology		8,020	78,195
National CineMedia		4,130	70,086
†Time Warner Cable		5,850	252,077
†Viacom Class B		5,500	154,220
			564,688
Metals & Mining–0.11%
Alcoa		12,850	168,592
Compass Minerals International		410	25,264
United States Steel		4,850	215,195
			409,051
Multi-Utilities–0.08%
Sempra Energy		3,500	174,335
Wisconsin Energy		3,400	153,578
			327,913
Office Electronics–0.18%
Xerox		89,300	691,182
			691,182
Oil, Gas & Consumable Fuels–1.47%
Anadarko Petroleum		2,000	125,460
Arch Coal		3,700	81,881
Berry Petroleum		3,370	90,249
†Carrizo Oil & Gas		5,220	127,838
Chesapeake Energy		4,850	137,740
Chevron		12,964	913,054
ConocoPhillips		21,800	984,487
Devon Energy		2,650	178,425
EOG Resources		11,893	993,183
Exxon Mobil		12,450	854,194
Marathon Oil		19,815	632,099
Noble		3,150	119,574
†Occidental Petroleum		3,750	294,000
Penn Virginia		3,920	89,807
†Rosetta Resources		4,130	60,670
			5,682,661
Personal Products–0.03%
†Chattem		1,740	115,553
			115,553
Pharmaceuticals–1.47%
Abbott Laboratories		7,250	358,658
Allergan		16,500	936,539
Bristol-Myers Squibb		30,300	682,356
Johnson & Johnson		19,338	1,177,490
Merck		28,450	899,874
Pfizer		41,530	687,322
Wyeth		19,353	940,168
			5,682,407
Professional Services–0.09%
Administaff		2,910	76,446
†CRA International		2,170	59,219
†FTI Consulting		2,200	93,742
†Kforce		8,430	101,329
			330,736
Real Estate Investment Trusts–0.16%
Alexandria Real Estate Equities		880	47,828
EastGroup Properties		2,150	82,173
Entertainment Properties Trust		1,840	62,818
Home Properties		2,680	115,481
Host Hotels & Resorts		10,800	127,115
Simon Property Group		11	788
Sovran Self Storage		2,650	80,640
Tanger Factory Outlet Centers		2,340	87,376
			604,219
Road & Rail–0.05%
Norfolk Southern		4,800	206,928
			206,928
Semiconductors & Semiconductor Equipment–0.36%
†Applied Micro Circuits		6,880	68,731
†Atheros Communications		3,120	82,774
Intel		52,804	1,033,375
†IXYS		6,990	59,485
†ON Semiconductor		10,900	89,925
†Semtech		4,130	70,251
			1,404,541
Software–0.95%
†Adobe Systems		16,600	548,464
American Software Class A		6,200	40,486
†Blackboard		1,860	70,271
†Informatica		4,460	100,707
†Intuit		26,800	763,800
†JDA Software Group		3,600	78,984
†Lawson Software		12,810	79,934
†McAfee		4,900	214,571
Microsoft		26,300	680,907
†Nuance Communications		9,000	134,640
†Progress Software		4,240	96,036
Quality Systems		1,800	110,826
†Radiant Systems		5,740	61,648
†SolarWinds		2,210	48,686
†Symantec		39,305	647,353
			3,677,313
Specialty Retail–0.66%
†Aeropostale		3,650	158,666
American Eagle Outfitters		9,300	156,798
†Citi Trends		2,890	82,278
Gap		29,300	627,020
Guess		4,500	166,680
†Gymboree		2,280	110,306
†Hibbett Sports		3,150	57,425
†Jo-Ann Stores		2,710	72,709
Staples		30,800	715,175
†Tractor Supply		1,960	94,903
†Ulta Salon Cosmetics & Fragrance		5,430	89,649
†Urban Outfitters		7,550	227,784
			2,559,393
Textiles Apparel & Luxury Goods–0.23%
†G-III Apparel Group		4,190	59,289
†Iconix Brand Group		4,730	58,983
NIKE Class B		10,700	692,290
Phillips-Van Heusen		2,280	97,561
			908,123
Thrifts & Mortgage Finance–0.09%
Dime Community Bancshares		7,820	89,383
First Niagara Financial Group		4,880	60,170
Flushing Financial		4,390	50,046
Provident Financial Services		6,310	64,930
Washington Federal		4,680	78,905
			343,434
Trading Companies & Distributors–0.03%
Applied Industrial Technologies		3,580	75,753
†Titan Machinery		3,790	47,451
			123,204
Wireless Telecommunication Services–0.25%
†Crown Castle International		26,700	837,312
†Leap Wireless International		1,450	28,348
†MetroPCS Communications		12,200	114,192
			979,852
Total U.S. Markets (Cost $65,103,949)			75,386,908

§Developed Markets–8.58%
Aerospace & Defense–0.17%
Finmeccanica		36,581	646,586
			646,586
Air Freight & Logistics–0.18%
Deutsche Post		37,249	698,725
			698,725
Airlines–0.14%
Singapore Airlines		56,979	557,392
			557,392
Auto Components–0.16%
Autoliv		18,600	624,960
			624,960
Automobiles–0.32%
Bayerische Motoren Werke		14,761	710,799
†Toyota Motor		12,800	509,006
			1,219,805
Beverages–0.19%
†Coca-Cola Amatil		85,312	738,406
			738,406
Building Products–0.36%
Asahi Glass		77,000	621,832
Cie de Saint-Gobain		14,560	755,234
			1,377,066
Chemicals–0.45%
†Agrium		13,500	672,164
Linde		6,084	660,804
Syngenta ADR		9,300	427,335
			1,760,303
Commercial Banks–0.70%
Banco Santander		42,727	687,700
†Mitsubishi UFJ Financial Group		134,100	719,979
Nordea Bank		62,314	627,475
Standard Chartered		27,354	674,450
			2,709,604
Commercial Services & Supplies–0.02%
IESI-BFC		4,825	62,339
			62,339
Communications Equipment–0.16%
Nokia		42,031	618,073
			618,073
Construction Materials–0.21%
Lafarge		9,208	823,882
			823,882
Diversified Financial Services–0.02%
First Pacific		144,000	96,434
			96,434
Diversified Telecommunication Services–0.28%
France Telecom		11,814	314,696
Philippine Long Distance Telephone ADR		2,300	118,220
Telstra		109,417	315,681
TELUS		10,693	344,932
			1,093,529
Electronic Equipment, Instruments & Components–0.18%
Koninklijke Philips Electronics		28,876	703,063
			703,063
Energy Equipment & Services–0.18%
†Nabors Industries		5,900	123,310
Tenaris ADR		3,100	110,422
†Transocean		5,400	461,861
			695,593
Food & Staples Retailing–0.16%
Metro		10,831	612,839
			612,839
Food Products–0.32%
†@Greggs		76,002	486,397
Parmalat		273,200	755,121
			1,241,518
Hotels, Restaurants & Leisure–0.09%
Round One		41,600	352,634
			352,634
Household Durables–0.15%
Techtronic Industries		695,000	576,626
			576,626
Industrial Conglomerates–0.15%
†Tomkins		198,620	598,905
			598,905
Insurance–0.28%
Aspen Insurance Holdings		7,670	203,025
AXA		23,268	629,846
Everest Re Group		1,700	149,090
Max Capital Group		4,780	102,149
Validus Holdings		1	24
			1,084,134
IT Services–0.37%
†Accenture Class A		3,800	141,626
†CGI Group		109,561	1,283,114
			1,424,740
Machinery–0.18%
Vallourec		4,051	686,395
			686,395
Media–0.63%
Publicis Groupe		13,610	545,847
Teleperformance		22,785	764,630
†Tom Group		764,000	57,177
Vivendi		24,925	771,163
WPP		36,849	316,201
			2,455,018
Metals & Mining–0.07%
Alumina ADR		10,100	64,135
†Anglo American ADR		13,200	209,616
			273,751
Multiline Retail–0.37%
Don Quijote		31,400	744,996
PPR		5,291	678,103
			1,423,099
Multi-Utilities–0.17%
†Metro Pacific Investments		524,000	36,328
National Grid		65,831	634,849
			671,177
Oil Gas & Consumable Fuels–0.40%
BP		53,415	472,010
CNOOC		453,000	609,066
†Total		7,893	468,949
			1,550,025
Pharmaceuticals–0.83%
Astellas Pharma		16,200	665,865
AstraZeneca		6,095	273,144
†Eurand		6,790	102,801
Novartis		15,195	760,227
Novo Nordisk ADR		9,700	610,615
Novo Nordisk Class B		7,397	463,126
Sanofi-Aventis		4,394	322,429
			3,198,207
Real Estate Management & Development–0.03%
Franshion Properties China		414,000	117,522
			117,522
Specialty Retail–0.18%
Esprit Holdings		103,771	696,270
			696,270
Textiles Apparel & Luxury Goods–0.09%
Yue Yuen Industrial Holdings		120,000	332,903
			332,903
Wireless Telecommunication Services–0.39%
China Mobile ADR		6,500	319,215
China Unicom Hong Kong ADR		38,300	545,392
Vodafone Group		279,342	625,817
			1,490,424
Total Developed Markets (Cost $28,489,443)			33,211,947

XEmerging Markets–5.01%
Air Freight & Logistics–0.02%
Sinotrans		258,000	60,921
			60,921
Automobiles–0.03%
@Oriental Holdings		71,100	112,988
			112,988
Beverages–0.04%
Fomento Economico Mexicano ADR		4,300	163,615
			163,615
Chemicals–0.13%
Braskem ADR		12,800	161,152
Formosa Chemicals & Fibre		103,000	198,950
Israel Chemicals		13,400	153,275
			513,377
Commercial Banks–0.40%
Banco Bradesco ADR		4,500	89,505
Bangkok Bank		34,500	127,013
Bank Leumi Le-Israel		20,600	78,999
Hong Leong Bank		72,200	137,057
Itau Unibanco Holding ADR		7,480	150,722
OTP Bank		3,425	97,716
Sberbank		162,914	324,199
Standard Bank Group		20,849	269,669
Turkiye Is Bankasi		41,446	161,969
VTB Bank GDR		31,900	122,496
			1,559,345
Construction & Engineering–0.09%
Alarko Holding		66,801	183,639
†Empresas		53,138	125,197
†@Metallurgical		68,000	46,152
			354,988
Construction Materials–0.16%
†Cemex ADR		16,500	213,180
Siam Cement NVDR		63,100	419,282
			632,462
Diversified Financial Services–0.21%
†KB Financial Group ADR		10,022	515,832
Tongaat Hulett		11,222	140,443
Yazicilar Holding Class A		28,486	172,741
			829,016
Diversified Telecommunication Services–0.35%
†Blue Label Telecoms		5,693	4,426
China Telecom		296,000	139,788
Chunghwa Telecom ADR		50,600	912,825
KT ADR		16,300	283,294
			1,340,333
Electric Utilities–0.36%
Centrais Eletricas Brasileiras		54,000	839,772
Korea Electric Power ADR		31,200	475,488
Light		6,300	87,874
			1,403,134
Electronic Equipment, Instruments & Components–0.03%
LG Display ADR		7,300	104,609
			104,609
Food & Staples Retailing–0.03%
President Chain Store		47,712	117,509
			117,509
Food Products–0.16%
†Brazil Foods ADR		6,100	324,825
CJ		2,720	128,544
Lotte Confectionery		157	165,207
			618,576
Hotels, Restaurants & Leisure–0.03%
Sun International		9,895	115,668
			115,668
Household Durables–0.03%
†Turk Sise ve Cam Fabrikalari		120,958	128,770
			128,770
Independent Power Producers & Energy Traders–0.06%
AES Tiete		20,400	214,761
			214,761
Internet Software & Services–0.06%
†Shanda Interactive Entertainment ADR		500	25,600
†Sina		4,200	159,432
†SK Communications		5,891	44,214
			229,246
IT Services–0.06%
†Shanda Games ADR		10,200	119,340
Travelsky Technology		166,000	127,231
			246,571
Machinery–0.02%
Hyundai Elevator		1,391	70,230
			70,230
Media–0.09%
†Focus Media Holding ADR		20,400	225,216
Grupo Televisa ADR		7,000	130,130
			355,346
Metals & Mining–0.52%
ArcelorMittal South Africa		6,913	110,446
Cia de Minas Buenaventura ADR		7,700	271,117
Gold Fields ADR		14,700	202,566
Impala Platinum Holdings		6,696	156,011
†MMC Norilsk Nickel ADR		5,518	68,423
POSCO ADR		1,400	145,516
†Real Gold Mining		44,000	50,132
Vale ADR		43,400	1,003,842
			2,008,053
Oil, Gas & Consumable Fuels–1.13%
China Petroleum & Chemical ADR		1,500	127,725
Gazprom ADR		25,600	607,488
LUKOIL ADR		6,500	356,525
PetroChina ADR		3,200	364,000
Petroleo Brasileiro ADR		34,300	1,462,999
Polski Koncern Naftowy Orlen		14,082	145,936
@PTT Exploration & Production		38,700	167,380
#Reliance Industries GDR 144A		3,400	312,766
Sasol ADR		7,800	297,336
SK Energy		2,175	232,937
SK Holdings		587	56,130
Surgutneftegaz ADR		13,700	117,272
Tambang Batubara Bukit Asam		82,000	119,876
			4,368,370
Paper & Forest Products–0.05%
†Votorantim Celulose e Papel ADR		10,647	174,717
			174,717
Real Estate Management & Development–0.08%
@†IRSA Inversiones y Representaciones GDR		12,200	101,260
KLCC Property Holdings		110,700	106,190
†UEM Land Holdings		204,400	92,131
			299,581
Semiconductors & Semiconductor Equipment–0.38%
Samsung Electronics		1,418	982,295
Taiwan Semiconductor Manufacturing		119,595	241,096
United Microelectronics		466,000	229,395
			1,452,786
Specialty Retail–0.04%
JD Group		24,781	147,149
			147,149
Wireless Telecommunication Services–0.45%
America Movil ADR		5,800	254,214
Mobile Telesystems ADR		3,400	164,118
SK Telecom ADR		23,700	413,565
Tim Participacoes ADR		5,300	130,380
Turkcell Iletisim Hizmet ADR		15,800	282,346
†Vodacom Group		68,926	515,270
			1,759,893
Total Emerging Markets (Cost $16,028,526)			19,382,014
Total Common Stock (Cost $109,621,918)			127,980,869

Convertible Preferred Stock–0.29%
Freeport-McMoRan Copper & Gold 6.75% exercise price $72.91, expiration date 5/1/10		1,500	153,750
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		675	695,418
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49		1,710	258,159
Total Convertible Preferred Stock (Cost $982,074)			1,107,327

Exchange Traded Funds–5.67%
iShares MSCI EAFE Growth Index Fund		209,300	11,166,155
iShares MSCI EAFE Index Fund		184,700	10,103,090
iShares MSCI Emerging Market Index Fund		17,600	684,816
Total Exchange Traded Funds (Cost $18,871,784)			21,954,061

Preferred Stock–0.11%
•PNC Financial Services 8.25%		285,000	271,703
@Transneft 0.82%		200	166,000
Total Preferred Stock (Cost $403,457)			437,703

		Principal
	¡	Amount
Agency Collateralized Mortgage Obligations–0.72%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		92,444	100,869
Fannie Mae REMIC Series 2003-122 AJ 4.50% 2/25/28		137,352	142,300
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		206,339	222,918
Freddie Mac REMIC
Series 2002-83 GH 5.00% 12/25/17		535,000	568,920
Series 2326 ZQ 6.50% 6/15/31		22,178	24,097
Series 2557 WE 5.00% 1/15/18		25,000	26,625
Series 2622 PE 4.50% 5/15/18		25,000	26,192
Series 2662 MA 4.50% 10/15/31		225,303	232,030
Series 2694 QG 4.50% 1/15/29		25,000	26,089
Series 2762 LG 5.00% 9/15/32		25,000	26,409
Series 2890 PC 5.00% 7/15/30		25,000	26,261
Series 3128 BC 5.00% 10/15/27		25,000	26,278
Series 3131 MC 5.50% 4/15/33		285,000	304,525
Series 3337 PB 5.50% 7/15/30		350,000	366,860
Series 3416 GK 4.00% 7/15/22		260,353	269,570
◆Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43		160,691	173,326
•Series T-60 1A4C 5.395% 3/25/44		238,401	243,914
Total Agency Collateralized Mortgage-Backed Obligations (Cost $2,690,792)			2,807,183

Agency Mortgage-Backed Securities–4.45%
Fannie Mae 6.50% 8/1/17		108,982	116,202
•Fannie Mae ARM
5.016% 8/1/35		22,584	23,698
5.14% 11/1/35		176,742	184,722
5.391% 4/1/36		212,341	222,568
Fannie Mae Relocation 15 yr 4.00% 9/1/20		432,887	432,944
Fannie Mae Relocation 30 yr
4.00% 3/1/35		387,250	380,554
5.00% 1/1/34		159,702	164,000
5.00% 10/1/35		128,407	131,863
5.00% 2/1/36		528,413	542,636
Fannie Mae S.F. 15 yr
4.50% 6/1/23		513,145	532,443
5.50% 6/1/23		543,134	575,255
Fannie Mae S.F. 30 yr
4.50% 3/1/39		261,070	264,821
5.00% 9/1/35		23,557	24,419
5.00% 12/1/36		189,955	196,908
5.00% 12/1/37		161,415	166,996
5.00% 1/1/38		255,037	263,855
5.00% 2/1/38		146,305	151,355
5.00% 11/1/38		431,435	446,327
5.50% 4/1/37		908,134	951,745
6.50% 2/1/36		362,178	389,744
6.50% 3/1/36		473,378	507,052
6.50% 6/1/36		346,629	371,286
6.50% 9/1/36		16,004	17,143
6.50% 10/1/36		259,616	278,084
6.50% 3/1/37		249,976	267,758
6.50% 7/1/37		527,326	564,560
6.50% 8/1/37		62,587	67,001
6.50% 10/1/37		19,574	20,954
6.50% 11/1/37		917,417	982,105
6.50% 12/1/37		359,196	384,523
7.00% 12/1/37		222,699	243,266
7.50% 6/1/31		37,163	41,639
7.50% 1/15/32		17,315	19,414
Fannie Mae S.F. 30 yr TBA 4.50% 10/1/39		2,780,000	2,815,618
•Freddie Mac ARM
4.413% 12/1/33		18,560	18,835
5.074% 4/1/34		29,463	30,248
5.677% 7/1/36		197,309	207,800
5.919% 6/1/37		21,801	23,049
Freddie Mac S.F. 15 yr
4.00% 2/1/14		96,253	98,944
4.50% 5/1/20		23,382	24,612
5.00% 6/1/18		193,579	205,798
Freddie Mac S.F. 30 yr
4.50% 10/1/35		32,782	33,301
5.50% 3/1/37		779,063	816,596
7.00% 11/1/33		6,499	7,147
Freddie Mac S.F. 30 yr TBA
4.00% 10/1/39		1,345,000	1,329,449
5.00% 10/1/38		1,360,000	1,405,050
GNMA I S.F. 30 yr 7.00% 12/15/34		259,162	284,041
Total Agency Mortgage-Backed Securities (Cost $16,769,273)			17,228,328

Commercial Mortgage-Backed Securities–2.77%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37		400,000	396,000
Series 2007-1A D 5.957% 4/15/37		55,000	52,800
•Bank of America Commercial Mortgage Securities
Series 2004-3 A5 5.398% 6/10/39		190,000	191,325
Series 2005-1 A5 5.082% 11/10/42		225,000	227,646
Series 2005-6 AM 5.179% 9/10/47		205,000	175,382
Series 2007-3 A4 5.658% 6/10/49		140,000	114,678
Series 2007-4 AM 5.811% 2/10/51		185,000	132,803
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40		540,000	530,762
•Series 2005-T20 A4A 5.15% 10/12/42		400,000	395,120
•Series 2006-PW12 A4 5.719% 9/11/38		280,000	271,834
Series 2006-PW14 A4 5.201% 12/11/38		300,000	278,287
Series 2007-PW15 A4 5.331% 2/11/44		350,000	315,062
•Series 2007-PW16 A4 5.719% 6/11/40		305,000	278,603
•Series 2007-T28 A4 5.742% 9/11/42		235,000	219,911
◆Commercial Mortgage Pass Through Certifiactes
•#Series 2001-J1A A2 144A 6.457% 2/16/34		268,584	278,414
•Series 2005-C6 A5A 5.116% 6/10/44		300,000	285,364
Series 2006-C7 A2 5.69% 6/10/46		290,000	293,121
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35		225,000	226,125
Series 2006-1A B 5.362% 11/15/36		190,000	190,475
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35		120,000	127,270
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38		295,000	285,938
Series 2005-GG4 A4 4.761% 7/10/39		220,000	200,590
Series 2005-GG4 A4A 4.751% 7/10/39		255,000	239,062
•Series 2006-GG6 A4 5.553% 4/10/38		275,000	248,359
•#@Series 2006-RR3 A1S 144A 5.66% 7/18/56		425,000	119,000
•Series 2007-GG10 A4 5.805% 8/10/45		330,000	272,734
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36		225,000	227,670
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		310,000	319,265
Series 2003-C1 A2 4.985% 1/12/37		580,000	596,009
•Series 2005-LDP4 A4 4.918% 10/15/42		265,000	260,571
•Series 2005-LDP5 A4 5.179% 12/15/44		360,000	352,763
Series 2006-LDP9 A2 5.134% 5/15/47		150,000	143,893
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31		485,000	515,617
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		275,000	89,236
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31		145,000	137,750
Series 2007-IQ14 A4 5.692% 4/15/49		260,000	212,656
Series 2007-T27 A4 5.65% 6/11/42		1,000,000	943,682
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.366% 2/15/33		100,000	87,228
•#STRIP III 2003-1A AFIX 3.308% 3/24/18		9,221	9,129
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48		480,000	481,551
Total Commercial Mortgage-Backed Securities (Cost $10,849,574)			10,723,685

Convertible Bonds–2.64%
Biotechnology – 0.11%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13		420,000	426,825
			426,825
Communication Equipment – 0.11%
Alcatel-Lucent USA 2.75% exercise price $16.75, expiration date 6/15/23		440,000	435,050
			435,050
Computers & Peripherals – 0.09%
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13		440,000	344,300
			344,300
Diversified Telecommunication Services – 0.27%
L-3 Communications Holdings 3.00% exercise price $100.14, expiration date 8/1/35		220,000	226,600
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11		555,000	496,725
Qwest Communications International 3.50% exercise price $5.12, expiration date 11/15/25		335,000	339,606
			1,062,931
Electrical Equipment – 0.10%
General Cable 1.00% exercise price $83.93, expiration date 10/15/12		438,000	376,680
			376,680
Energy Equipment & Services – 0.13%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38		650,000	522,438
			522,438
Healthcare Equipment and Supplies – 0.25%
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		425,000	349,563
Inverness Medical Innovations 3.00% exercise price $43.98, expiration date 5/15/16		180,000	193,725
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13		420,000	416,850
			960,138
Household Durables – 0.03%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24		111,000	97,125
			97,125
Internet Software & Services – 0.08%
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		360,000	314,100
			314,100
Media – 0.29%
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23		535,000	528,981
Sinclair Broadcast Group 3.00% exercise price $19.65, expiration date 5/15/27		30,000	27,600
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16		527,000	554,668
			1,111,249
Metals & Mining – 0.01%
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24		40,000	36,350
			36,350

Oil, Gas & Consumable Fuels – 0.18%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38		670,000	504,175
Peabody Energy 4.75% exercise price $58.44, expiration date 12/15/41		204,000	180,540
			684,715
Paper & Forest Products – 0.10%
#Sino Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13		345,000	373,031
			373,031
Real Estate Investment Trusts – 0.60%
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26		170,000	165,325
Developers Diversified Realty
3.00% exercise price $74.75, expiration date 3/15/12		130,000	115,213
3.50% exercise price $64.23, expiration date 8/15/11		41,000	37,874
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29		645,000	803,830
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37		840,000	761,250
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		425,000	451,563
			2,335,055
Semiconductors & Semiconductor Equipment – 0.17%
#Intel 144A 3.25% exercise price $22.68, expiration date 8/1/39		615,000	660,356
			660,356
Wireless Telecommunication Services – 0.12%
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14		410,000	458,175
			458,175
Total Convertible Bonds (Cost $9,239,684)			10,198,518

Corporate Bonds–35.77%
Aerospace & Defense–0.50%
#BAE Systems Holdings 144A
4.95% 6/1/14		55,000	57,090
6.375% 6/1/19		1,640,000	1,812,898
L-3 Communications 6.125% 7/15/13		3,000	3,053
Moog 7.25% 6/15/18		82,000	79,130
			1,952,171
Airlines – 0.00%
Delta Air Lines 7.92% 11/18/10		3,000	2,910
			2,910
Auto Components–0.49%
#Allison Transmission 144A 11.00% 11/1/15		490,000	482,650
ArvinMeritor 8.125% 9/15/15		275,000	240,625
Goodyear Tire & Rubber
9.00% 7/1/15		4,000	4,170
10.50% 5/15/16		386,000	420,740
Tenneco 8.625% 11/15/14		315,000	296,888
#TRW Automotive 144A
7.00% 3/15/14		235,000	215,025
7.25% 3/15/17		250,000	221,250
			1,881,348
Automobiles–0.26%
Ford Motor 7.45% 7/16/31		530,000	431,950
#Volvo Treasury 144A 5.95% 4/1/15		555,000	555,122
			987,072
Beverages–0.40%
#Anheuser-Busch InBev Worldwide 144A
5.375% 11/15/14		205,000	218,978
6.875% 11/15/19		465,000	526,201
7.20% 1/15/14		705,000	794,460
			1,539,639
Building Products – 0.22%
Associated Materials 9.75% 4/15/12		3,000	2,963
Building Materials 7.75% 8/1/14		148,000	143,190
•#C8 Capital 144A 6.64% 12/31/49		200,000	154,667
USG 6.30% 11/15/16		484,000	413,820
#Voto-Votorantim Overseas Trading Operations 144A 6.625% 9/25/19		148,000	148,185
			862,825
Capital Markets–2.13%
Bank of New York Mellon 4.95% 3/15/15		570,000	608,142
Credit Suisse/New York
5.30% 8/13/19		255,000	261,964
6.00% 2/15/18		570,000	597,745
E Trade Financial PIK 12.50% 11/30/17		265,000	295,475
Goldman Sachs Group
5.25% 10/15/13		120,000	127,509
5.95% 1/18/18		1,010,000	1,049,557
6.25% 9/1/17		567,000	600,592
Jefferies Group
6.25% 1/15/36		240,000	192,497
6.45% 6/8/27		410,000	345,089
8.50% 7/15/19		195,000	206,726
LaBranche 11.00% 5/15/12		575,000	557,750
Lazard Group
6.85% 6/15/17		496,000	489,636
7.125% 5/15/15		46,000	46,512
Morgan Stanley
5.375% 10/15/15		1,340,000	1,384,963
6.00% 4/28/15		450,000	477,100
6.25% 8/28/17		520,000	542,089
#@Nuveen Investments 144A 10.50% 11/15/15		527,000	458,490
			8,241,836
Chemicals–0.87%
•#Cognis 144A 2.299% 9/15/13		140,000	118,300
Dow Chemical 8.55% 5/15/19		1,370,000	1,542,662
Huntsman International
7.375% 1/1/15		280,000	255,500
7.875% 11/15/14		207,000	194,063
Innophos 8.875% 8/15/14		284,000	288,260
Lubrizol 8.875% 2/1/19		760,000	939,694
#MacDermid 144A 9.50% 4/15/17		6,000	5,550
#Nalco 144A 8.25% 5/15/17		3,000	3,165
			3,347,194
Commercial Banks–2.58%
•BAC Capital Trust XIV 5.63% 12/31/49		506,000	335,225
Barclays Bank
5.20% 7/10/14		485,000	512,854
6.75% 5/22/19		640,000	717,088
#144A 6.05% 12/4/17		905,000	912,216
BB&T 6.85% 4/30/19		825,000	924,492
BB&T Capital Trust II 6.75% 6/7/36		15,000	14,203
#@CoBank ACB 144A 7.875% 4/16/18		250,000	243,776
KeyBank 6.95% 2/1/28		760,000	681,478
PNC Bank 6.875% 4/1/18		750,000	803,184
PNC Funding
5.25% 11/15/15		2,000	2,053
5.625% 2/1/17		5,000	4,927
@Popular North America Capital Trust I 6.564% 9/15/34		72,000	53,752
•#Rabobank Nederland 144A 11.00% 12/29/49		520,000	638,778
Silicon Valley Bank
5.70% 6/1/12		250,000	251,812
6.05% 6/1/17		500,000	467,040
U.S. Bank North America
4.80% 4/15/15		178,000	188,283
4.95% 10/30/14		250,000	268,494
•USB Capital IX 6.189% 10/29/49		710,000	552,025
VTB Capital
6.875% 5/29/18		135,000	135,338
#144A 6.875% 5/29/18		110,000	108,900
Wachovia
5.25% 8/1/14		130,000	132,163
5.625% 10/15/16		300,000	313,664
•Wells Fargo Capital XIII 7.70% 12/29/49		1,345,000	1,190,324
Zions Bancorporation
5.50% 11/16/15		204,000	156,915
5.65% 5/15/14		223,000	171,254
6.00% 9/15/15		2,000	1,581
7.75% 9/23/14		225,000	201,575
			9,983,394
Commercial Services & Supplies–1.35%
Allied Waste North America
6.875% 6/1/17		55,000	58,176
7.125% 5/15/16		270,000	285,226
ARAMARK 8.50% 2/1/15		470,000	476,463
Browning-Ferris Industries 7.40% 9/15/35		510,000	586,686
Casella Waste Systems
9.75% 2/1/13		165,000	153,450
#144A 11.00% 7/15/14		175,000	184,625
Cornell 10.75% 7/1/12		1,000	1,025
Corrections Corporation of America 7.75% 6/1/17		166,000	172,225
FTI Consulting
7.625% 6/15/13		307,000	307,768
7.75% 10/1/16		2,000	2,000
Global Cash Access/Finance 8.75% 3/15/12		244,000	242,780
Interface
9.50% 2/1/14		85,000	84,681
#144A 11.375% 11/1/13		65,000	70,850
International Lease Finance
5.25% 1/10/13		80,000	64,523
5.35% 3/1/12		238,000	202,418
5.55% 9/5/12		5,000	4,088
5.625% 9/20/13		125,000	95,315
5.875% 5/1/13		180,000	141,684
6.375% 3/25/13		1,282,000	1,028,862
6.625% 11/15/13		420,000	333,307
Iron Mountain
6.625% 1/1/16		2,000	1,940
8.00% 6/15/20		309,000	312,090
8.75% 7/15/18		26,000	27,170
Mobile Mini 6.875% 5/1/15		32,000	29,360
Mobile Services/Storage 9.75% 8/1/14		155,000	158,488
Waste Management
7.10% 8/1/26		170,000	186,309
7.375% 3/11/19		22,000	25,647
			5,237,156
Communications Equipment–0.04%
Alcatel-Lucent USA 6.45% 3/15/29		203,000	155,549
			155,549
Consumer Finance–1.07%
Capital One Bank 8.80% 7/15/19		795,000	920,544
Capital One Financial 7.375% 5/23/14		465,000	519,460
Cardtronics
9.25% 8/15/13		313,000	316,913
9.75% 8/15/13		17,000	17,213
Ford Motor Credit
7.25% 10/25/11		9,000	8,745
12.00% 5/15/15		1,080,000	1,191,305
#GMAC 144A
6.00% 12/15/11		2,000	1,870
6.625% 5/15/12		6,000	5,580
6.875% 9/15/11		1,053,000	1,005,615
6.875% 8/28/12		161,000	149,730
			4,136,975
Containers & Packaging–0.74%
#BWAY 144A 10.00% 4/15/14		377,000	400,563
Crown Americas
7.625% 11/15/13		187,000	189,805
#144A 7.625% 5/15/17		2,000	2,030
Graham Packaging 9.875% 10/15/14		448,000	462,560
Graphic Packaging International
9.50% 8/15/13		570,000	589,950
#144A 9.50% 6/15/17		82,000	87,535
#Greif 144A 7.75% 8/1/19		115,000	119,025
Intertape Polymer 8.50% 8/1/14		21,000	16,380
#Plastipak Holdings 144A
8.50% 12/15/15		3,000	3,045
10.625% 8/15/19		280,000	298,200
Pregis 12.375% 10/15/13		261,000	247,950
Smurfit Kappa Funding 7.75% 4/1/15		140,000	123,900
Solo Cup 8.50% 2/15/14		333,000	319,680
			2,860,623
Diversified Financial Services–2.49%
AgriBank FCB 9.125% 7/15/19		500,000	541,643
Bank of America
5.125% 11/15/14		2,000	2,046
5.30% 3/15/17		255,000	244,994
5.75% 12/1/17		160,000	159,966
6.10% 6/15/17		565,000	569,155
7.375% 5/15/14		650,000	723,945
Capital One Capital V 10.25% 8/15/39		280,000	310,180
Citigroup
6.375% 8/12/14		730,000	755,523
6.50% 8/19/13		1,217,000	1,278,635
•Citigroup Capital XXI 8.30% 12/21/57		135,000	121,331
General Electric Capital
6.00% 8/7/19		2,377,000	2,415,778
6.75% 3/15/32		2,000	2,048
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		160,000	82,400
JPMorgan Chase 6.30% 4/23/19		1,060,000	1,159,329
JPMorgan Chase Capital XVIII 6.95% 8/17/36		165,000	158,707
JPMorgan Chase Capital XXII 6.45% 2/2/37		310,000	279,840
JPMorgan Chase Capital XXV 6.80% 10/1/37		597,000	602,680
•#USB Realty 144A 6.091% 12/22/49		300,000	210,000
			9,618,200
Diversified Telecommunication Services–2.22%
AT&T
6.30% 1/15/38		245,000	257,539
6.70% 11/15/13		275,000	311,846
Cincinnati Bell
7.00% 2/15/15		211,000	205,725
8.25% 10/15/17		245,000	241,478
Citizens Communications 7.125% 3/15/19		315,000	298,463
Deutsche Telekom International Finance
5.25% 7/22/13		240,000	256,164
6.00% 7/8/19		525,000	563,677
#DigitalGlobe 144A 10.50% 5/1/14		2,000	2,130
#Global Crossing 144A 12.00% 9/15/15		315,000	332,325
Hughes Network Systems/Finance 9.50% 4/15/14		374,000	377,740
Inmarsat Finance II 10.375% 11/15/12		131,000	136,240
#Intelsat Bermuda 144A 11.25% 2/4/17		655,000	653,363
Intelsat Jackson Holdings 11.25% 6/15/16		865,000	929,875
Intelsat Subsidiary Holding 8.875% 1/15/15		3,000	3,068
Level 3 Financing
9.25% 11/1/14		185,000	163,956
12.25% 3/15/13		145,000	147,175
#Nordic Telephone Holdings 144A 8.875% 5/1/16		250,000	260,000
#PAETEC Holding 144A 8.875% 6/30/17		80,000	80,000
#Qwest 144A 8.375% 5/1/16		370,000	384,800
Telecom Italia Capital
4.00% 1/15/10		142,000	142,981
5.25% 10/1/15		305,000	316,162
6.20% 7/18/11		232,000	247,166
7.175% 6/18/19		900,000	1,006,045
Telesat Canada
11.00% 11/1/15		347,000	371,290
12.50% 11/1/17		113,000	120,910
Time Warner Telecom Holdings 9.25% 2/15/14		30,000	31,050
#Wind Acquisition Finance 144A 11.75% 7/15/17		570,000	645,525
Windstream 8.125% 8/1/13		112,000	115,640
			8,602,333
Electric Utilities–1.26%
#Calpine Construction Finance 144A 8.00% 6/1/16		278,000	286,340
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		325,000	352,625
Duke Energy 5.05% 9/15/19		165,000	167,132
Edison Mission Energy
7.00% 5/15/17		355,000	298,200
7.20% 5/15/19		4,000	3,260
7.50% 6/15/13		220,000	207,350
#Enel Finance International 144A 3.875% 10/7/14		435,000	433,826
Energy Future Holdings 10.875% 11/1/17		140,000	106,400
Illinois Power 9.75% 11/15/18		997,000	1,253,650
Indiana Michigan Power 7.00% 3/15/19		227,000	262,057
Ipalco Enterprises 8.625% 11/14/11		2,000	2,060
Mirant Americas Generation 8.50% 10/1/21		160,000	140,000
◆Mirant Mid Atlantic Pass Through Trust Series A 8.625% 6/30/12		210,210	213,889
Mirant North America 7.375% 12/31/13		1,000	1,000
Pennsylvania Electric 5.20% 4/1/20		435,000	434,510
PPL Electric Utilities 7.125% 11/30/13		215,000	247,153
•Puget Sound Energy 6.974% 6/1/67		230,000	185,274
Texas Competitive Electric Holdings 10.25% 11/1/15		395,000	286,375
			4,881,101
Electronic Equipment, Instruments & Components–0.17%
Anixter 10.00% 3/15/14		172,000	182,320
Jabil Circuit 7.75% 7/15/16		155,000	158,100
Sanmina-SCI 8.125% 3/1/16		323,000	303,620
			644,040
Energy Equipment & Services–0.38%
Cie Generale de Geophysique-Veritas 7.75% 5/15/17		5,000	4,988
Complete Production Services 8.00% 12/15/16		67,000	61,305
#Helix Energy Solutions Group 144A 9.50% 1/15/16		168,000	168,840
Key Energy Services 8.375% 12/1/14		205,000	195,775
Weatherford International
4.95% 10/15/13		425,000	442,365
5.15% 3/15/13		165,000	173,451
5.95% 6/15/12		120,000	128,759
9.625% 3/1/19		230,000	288,392
			1,463,875
Food & Staples Retailing–0.70%
◆#CVS Pass Through Trust 144A 8.353% 7/10/31		1,191,784	1,329,952
Delhaize America 9.00% 4/15/31		304,000	401,093
Delhaize Group 5.875% 2/1/14		210,000	226,381
#Duane Reade 144A 11.75% 8/1/15		5,000	5,275
#Ingles Markets 144A 8.875% 5/15/17		4,000	4,110
New Albertsons 7.25% 5/1/13		1,000	1,010
Rite Aid 9.375% 12/15/15		390,000	318,825
Supervalu
7.50% 11/15/14		145,000	146,450
8.00% 5/1/16		266,000	276,640
			2,709,736
Food Products–0.24%
#Dole Food 144A
8.00% 10/1/16		290,000	292,538
13.875% 3/15/14		4,000	4,710
#Heinz (HJ) Finance 144A 7.125% 8/1/39		180,000	213,770
#JBS USA Finance 144A 11.625% 5/1/14		26,000	28,080
#M-Foods Holdings 144A 9.75% 10/1/13		2,000	2,065
Smithfield Foods
7.75% 5/15/13		333,000	298,034
#144A 10.00% 7/15/14		85,000	89,675
#Tyson Foods 144A 10.50% 3/1/14		4,000	4,550
			933,422
Gas Utilities–0.00%
AmeriGas Partners 7.125% 5/20/16		2,000	1,930
Inergy Finance
6.875% 12/15/14		2,000	1,920
8.25% 3/1/16		2,000	2,020
			5,870
Health Care Equipment & Supplies–0.94%
Bausch & Lomb 9.875% 11/1/15		288,000	303,120
Beckman Coulter
6.00% 6/1/15		325,000	354,976
7.00% 6/1/19		400,000	459,481
Biomet 11.625% 10/15/17		82,000	89,790
Biomet PIK 10.375% 10/15/17		118,000	125,965
#CareFusion 144A 6.375% 8/1/19		705,000	766,023
DJO Finance 10.875% 11/15/14		170,000	174,675
Hospira 6.40% 5/15/15		1,015,000	1,129,887
Inverness Medical Innovations 9.00% 5/15/16		250,000	249,063
Universal Hospital Services PIK 8.50% 6/1/15		3,000	2,955
			3,655,935
Health Care Providers & Services–2.16%
Alliance Imaging 7.25% 12/15/12		97,000	94,090
Community Health Systems 8.875% 7/15/15		469,000	481,898
HCA 9.25% 11/15/16		893,000	925,371
HCA PIK 9.625% 11/15/16		84,000	87,570
•HealthSouth 7.218% 6/15/14		221,000	217,685
Medco Health Solutions 7.125% 3/15/18		1,180,000	1,339,216
Psychiatric Solutions
7.75% 7/15/15		310,000	300,700
#144A 7.75% 7/15/15		5,000	4,725
Quest Diagnostic
5.45% 11/1/15		614,000	648,866
6.40% 7/1/17		762,000	829,936
Select Medical 7.625% 2/1/15		520,000	489,450
Tenet Healthcare 7.375% 2/1/13		333,000	331,335
UnitedHealth Group
5.50% 11/15/12		338,000	362,200
5.80% 3/15/36		224,000	217,943
6.00% 2/15/18		545,000	573,653
•US Oncology Holdings PIK 6.428% 3/15/12		391,545	342,602
WellPoint
5.00% 1/15/11		315,000	324,754
6.00% 2/15/14		725,000	781,107
			8,353,101
Hotels Restaurants & Leisure–1.18%
Carrols 9.00% 1/15/13		40,000	40,200
Darden Restaurants 6.80% 10/15/37		355,000	378,945
Denny's Holdings 10.00% 10/1/12		1,000	1,015
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		345,000	336,375
Gaylord Entertainment
6.75% 11/15/14		4,000	3,720
8.00% 11/15/13		299,000	307,970
#Harrahs Operating 144A 10.00% 12/15/18		430,000	344,000
#Harrahs Operating Escrow 144A 11.25% 6/1/17		483,000	498,697
#Landry's Restaurants 144A 14.00% 8/15/11		3,000	3,026
MGM MIRAGE
6.625% 7/15/15		2,000	1,555
7.50% 6/1/16		241,000	187,980
7.625% 1/15/17		4,000	3,140
#144A 10.375% 5/15/14		45,000	48,263
#144A 11.125% 11/15/17		142,000	155,845
#144A 11.375% 3/1/18		65,000	61,425
#144A 13.00% 11/15/13		417,000	479,550
OSI Restaurant Partners 10.00% 6/15/15		188,000	166,850
Pinnacle Entertainment
7.50% 6/15/15		475,000	422,750
#144A 8.625% 8/1/17		140,000	141,400
#@Pokagon Gaming Authority 144A 10.375% 6/15/14		290,000	303,050
Royal Caribbean Cruises 6.875% 12/1/13		175,000	164,063
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15		359,000	260,275
#Speedway Motorsports 144A 8.75% 6/1/16		4,000	4,180
Yum Brands 6.875% 11/15/37		210,000	233,410
			4,547,684
Household Durables–0.30%
Beazer Homes USA 8.625% 5/15/11		2,000	1,890
Jarden 8.00% 5/1/16		6,000	6,180
JohnsonDiversey Holdings 10.67% 5/15/13		3,000	2,895
K Hovnanian Enterprises
6.25% 1/15/15		85,000	65,025
7.50% 5/15/16		155,000	118,575
11.50% 5/1/13		155,000	164,300
M/I Homes 6.875% 4/1/12		2,000	1,860
Meritage Homes
6.25% 3/15/15		1,000	935
7.00% 5/1/14		5,000	4,713
Mohawk Industries 6.875% 1/15/16		3,000	2,989
Norcraft Holdings 9.75% 9/1/12		350,000	334,249
Ryland Group 8.40% 5/15/17		155,000	167,013
#Standard Pacific Escrow 144A 10.75% 9/15/16		180,000	178,200
Yankee Acquisition 8.50% 2/15/15		110,000	103,950
			1,152,774
Independent Power Producers & Energy Traders–0.48%
AES
7.75% 3/1/14		1,000	1,013
8.00% 10/15/17		3,000	3,034
8.00% 6/1/20		1,144,000	1,141,139
#144A 8.75% 5/15/13		1,000	1,024
NRG Energy
7.25% 2/1/14		65,000	64,025
7.375% 2/1/16		576,000	558,720
7.375% 1/15/17		95,000	92,150
RRI Energy 7.625% 6/15/14		2,000	1,973
			1,863,078
Industrial Conglomerates–0.40%
Orion Power Holdings 12.00% 5/1/10		209,000	217,360
Tyco International Finance
4.125% 10/15/14		220,000	219,237
8.50% 1/15/19		925,000	1,129,409
			1,566,006
Insurance–0.45%
MetLife
6.75% 6/1/16		1,080,000	1,206,923
6.817% 8/15/18		110,000	122,637
•#MetLife Capital Trust X 144A 9.25% 4/8/38		400,000	417,071
‡◆#@Twin Reefs Pass Through Trust 144A 1.386% 12/31/49		200,000	650
			1,747,281
Internet Software & Services–0.02%
#Terremark Worldwide 144A 12.00% 6/15/17		75,000	82,125
			82,125
IT Services–0.36%
First Data 9.875% 9/24/15		1,005,000	933,394
SunGard Data Systems 10.25% 8/15/15		304,000	311,600
#Unisys 144A 12.75% 10/15/14		155,000	165,075
			1,410,069
Leisure Equipment & Products–0.06%
Eastman Kodak 7.25% 11/15/13		295,000	243,375
			243,375
Life Sciences Tools & Services–0.00%
#Bio-Rad Laboratories 144A 8.00% 9/15/16		2,000	2,080
			2,080
Machinery–0.14%
#Case New Holland 144A 7.75% 9/1/13		180,000	179,999
#CPM Holdings 144A 10.625% 9/1/14		55,000	57,063
RBS Global/Rexnord
9.50% 8/1/14		135,000	131,625
11.75% 8/1/16		3,000	2,730
Terex 8.00% 11/15/17		185,000	170,663
Thermadyne Holdings 10.50% 2/1/14		4,000	3,440
			545,520
Media–2.60%
Affinion Group 11.50% 10/15/15		140,000	144,550
Belo 6.75% 5/30/13		4,000	3,775
#Cablevision Systems 144A 8.625% 9/15/17		130,000	134,875
#Cengage Learning Acquisitions 144A 10.50% 1/15/15		190,000	180,500
#Charter Communications Operating 144A
10.00% 4/30/12		2,000	2,045
10.375% 4/30/14		2,000	2,050
12.875% 9/15/14		931,000	1,012,462
Comcast 4.95% 6/15/16		400,000	409,722
#COX Communications 144A
5.875% 12/1/16		255,000	268,428
6.95% 6/1/38		975,000	1,055,053
8.375% 3/1/39		95,000	117,555
CSC Holdings
6.75% 4/15/12		190,000	196,650
#144A 8.50% 6/15/15		1,000	1,055
DIRECTV Holdings 7.625% 5/15/16		430,000	462,250
Echostar DBS
7.125% 2/1/16		182,000	181,545
#144A 7.875% 9/1/19		865,000	877,974
Interpublic Group
6.25% 11/15/14		8,000	7,610
#144A 10.00% 7/15/17		250,000	271,250
Lamar Media
6.625% 8/15/15		356,000	327,580
LIN Television 6.50% 5/15/13		40,000	35,200
#Mediacom Capital 144A 9.125% 8/15/19		190,000	196,175
Nielsen Finance
10.00% 8/1/14		228,000	230,280
11.50% 5/1/16		55,000	58,025
11.625% 2/1/14		110,000	116,600
Ω12.50% 8/1/16		135,000	106,988
#144A 11.50% 5/1/16		20,000	21,100
#144A 11.625% 2/1/14		135,000	143,100
#Rainbow National Services 144A 10.375% 9/1/14		2,000	2,115
Sinclair Broadcast Group 8.00% 3/15/12		35,000	31,063
#Sirius XM Radio 144A 9.75% 9/1/15		30,000	30,750
Time Warner Cable 6.75% 7/1/18		512,000	566,583
#Univision Communications 144A 12.00% 7/1/14		230,000	248,400
Videotron
9.125% 4/15/18		3,000	3,263
#144A 9.125% 4/15/18		1,000	1,088
Visant Holding 8.75% 12/1/13		189,000	193,253
#Vivendi 144A
5.75% 4/4/13		620,000	643,906
6.625% 4/4/18		395,000	425,287
WPP Finance 8.00% 9/15/14		1,130,000	1,240,818
XM Satellite Radio Holdings PIK 10.00% 6/1/11		95,000	89,775
			10,040,698
Metals & Mining–1.08%
ArcelorMittal
6.125% 6/1/18		615,000	606,875
9.00% 2/15/15		260,000	299,323
9.85% 6/1/19		170,000	201,403
California Steel Industries 6.125% 3/15/14		2,000	1,840
#Compass Minerals International 144A 8.00% 6/1/19		4,000	4,065
#FMG Finance 144A 10.625% 9/1/16		190,000	211,375
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		540,000	575,226
•Noranda Aluminum Acquisition PIK 5.413% 5/15/15		183,000	129,930
#Novelis 144A 11.50% 2/15/15		180,000	182,700
Reliance Steel & Aluminum 6.85% 11/15/36		350,000	304,784
Ryerson
•7.858% 11/1/14		2,000	1,760
12.00% 11/1/15		1,000	955
#Severstal 144A 9.75% 7/29/13		319,000	320,994
Southern Copper 7.50% 7/27/35		226,000	226,352
Steel Dynamics
6.75% 4/1/15		155,000	149,188
#144A 8.25% 4/15/16		140,000	141,400
#Teck Resources 144A
10.25% 5/15/16		72,000	81,720
10.75% 5/15/19		322,000	375,935
United States Steel 7.00% 2/1/18		4,000	3,847
Vale Overseas 6.875% 11/21/36		233,000	241,628
#Vedanta Resources 144A 8.75% 1/15/14		106,000	106,265
			4,167,565
Multiline Retail–0.74%
Burlington Coat Factory Warehouse 11.125% 4/15/14		300,000	295,500
Macy's Retail Holdings
6.65% 7/15/24		253,000	200,787
8.875% 7/15/15		364,000	381,545
10.625% 11/1/10		3,000	3,163
Nordstrom
6.25% 1/15/18		552,000	573,045
6.75% 6/1/14		270,000	296,486
Target
5.125% 1/15/13		240,000	258,691
6.50% 10/15/37		650,000	729,737
7.00% 1/15/38		100,000	117,430
			2,856,384
Office Electronics–0.12%
Xerox 8.25% 5/15/14		415,000	472,185
			472,185
Oil Gas & Consumable Fuels–3.17%
#Arch Coal 144A 8.75% 8/1/16		125,000	129,375
Berry Petroleum 10.25% 6/1/14		187,000	200,558
#Cenovus Energy 144A 5.70% 10/15/19		480,000	493,124
Chesapeake Energy
6.50% 8/15/17		460,000	424,350
6.625% 1/15/16		5,000	4,750
7.25% 12/15/18		131,000	124,450
9.50% 2/15/15		312,000	329,940
Copano Energy 7.75% 6/1/18		4,000	3,820
Denbury Resources
7.50% 4/1/13		91,000	91,455
9.75% 3/1/16		82,000	87,535
Dynergy Holdings
7.75% 6/1/19		174,000	149,205
8.375% 5/1/16		190,000	178,600
El Paso
6.875% 6/15/14		101,000	99,485
7.00% 6/15/17		4,000	3,940
7.25% 6/1/18		121,000	119,619
8.25% 2/15/16		111,000	114,330
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		232,000	238,154
Enbridge Energy 9.875% 3/1/19		525,000	653,054
Energy Transfer Partners
5.65% 8/1/12		470,000	495,952
9.70% 3/15/19		225,000	278,957
Enterprise Products Operating
6.125% 10/15/39		230,000	233,181
6.30% 9/15/17		260,000	280,482
•8.375% 8/1/66		65,000	60,852
9.75% 1/31/14		360,000	435,053
Forest Oil 7.25% 6/15/19		179,000	168,260
#Gaz Capital 144A 9.25% 4/23/19		100,000	111,950
#Hilcorp Energy I 144A
7.75% 11/1/15		323,000	306,850
9.00% 6/1/16		3,000	2,993
#Holly 144A 9.875% 6/15/17		143,000	146,933
International Coal Group 10.25% 7/15/14		4,000	3,660
Kinder Morgan Energy Partners
6.85% 2/15/20		400,000	437,715
9.00% 2/1/19		295,000	358,025
Mariner Energy 8.00% 5/15/17		364,000	334,880
MarkWest Energy Partners 8.75% 4/15/18		3,000	3,000
Massey Energy 6.875% 12/15/13		463,000	449,110
Nexen 7.50% 7/30/39		585,000	639,011
Noble Energy 8.25% 3/1/19		520,000	628,777
OPTI Canada
7.875% 12/15/14		67,000	51,590
8.25% 12/15/14		292,000	227,760
Petrohawk Energy
7.875% 6/1/15		77,000	76,230
9.125% 7/15/13		7,000	7,228
#144A 10.50% 8/1/14		190,000	205,200
Petroleum Development 12.00% 2/15/18		2,000	1,980
Plains All American Pipeline
4.25% 9/1/12		40,000	41,149
5.75% 1/15/20		610,000	615,903
Plains Exploration & Production 8.625% 10/15/19		80,000	81,400
Quicksilver Resources 11.75% 1/1/16		260,000	287,950
Range Resources 8.00% 5/15/19		188,000	193,640
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		315,000	327,933
Regency Energy Partners
8.375% 12/15/13		2,000	2,030
#144A 9.375% 6/1/16		3,000	3,135
#SandRidge Energy 144A 9.875% 5/15/16		287,000	300,633
Talisman Energy 7.75% 6/1/19		555,000	653,728
•TransCanada Pipelines 6.35% 5/15/67		430,000	377,286
			12,276,160
Paper & Forest Products–0.18%
Domtar 7.125% 8/15/15		1,000	985
Georgia-Pacific
7.70% 6/15/15		1,000	1,015
#144A 7.00% 1/15/15		2,000	1,980
#144A 7.125% 1/15/17		2,000	1,965
#144A 8.25% 5/1/16		4,000	4,170
Norske Skog Canada 8.625% 6/15/11		3,000	2,085
#@Norske Skogindustrier 144A 7.125% 10/15/33		3,000	1,575
#PE Paper Escrow 144A 12.00% 8/1/14		100,000	108,198
#Sappi Papier Holding 144A 6.75% 6/15/12		325,000	300,984
Weyerhaeuser 7.375% 10/1/19		255,000	254,818
			677,775
Real Estate Investment Trusts–0.28%
Developers Diversified Realty
5.375% 10/15/12		245,000	229,824
9.625% 3/15/16		100,000	100,433
Host Hotels & Resorts
7.125% 11/1/13		285,000	282,863
#144A 9.00% 5/15/17		5,000	5,325
Kimco Realty 6.875% 10/1/19		255,000	261,273
@Potlatch 12.50% 12/1/09		3,000	3,019
Regency Centers 5.875% 6/15/17		211,000	198,627
			1,081,364
Road & Rail–0.31%
CSX
5.75% 3/15/13		5,000	5,336
6.25% 3/15/18		660,000	716,950
Kansas City Southern de Mexico 9.375% 5/1/12		475,000	484,500
			1,206,786
Semiconductors & Semiconductor Equipment–0.24%
Avago Technologies Finance 10.125% 12/1/13		3,000	3,173
Freescale Semiconductor 8.875% 12/15/14		1,185,000	912,450
			915,623
Specialty Retail–0.24%
Sally Holdings 10.50% 11/15/16		341,000	357,198
Toys R Us
7.625% 8/1/11		78,000	77,220
7.875% 4/15/13		240,000	231,600
#144A 10.75% 7/15/17		230,000	248,400
			914,418
Textiles, Apparel & Luxury Goods–0.23%
#Invista 144A 9.25% 5/1/12		259,000	260,295
Levi Strauss 9.75% 1/15/15		318,000	332,310
Quiksilver 6.875% 4/15/15		400,000	301,000
			893,605
Tobacco–0.10%
#Alliance One International 144A 10.00% 7/15/16		385,000	399,438
			399,438
Trading Companies & Distributors–0.42%
#Ashtead Capital 144A 9.00% 8/15/16		250,000	241,250
#Ashtead Holdings 144A 8.625% 8/1/15		75,000	72,375
Avis Budget Car Rental
7.625% 5/15/14		230,000	208,150
7.75% 5/15/16		170,000	148,750
Hertz
8.875% 1/1/14		433,000	439,495
10.50% 1/1/16		222,000	231,990
RSC Equipment Rental 9.50% 12/1/14		293,000	284,210
			1,626,220
Wireless Telecommunication Services–1.46%
America Movil 5.625% 11/15/17		65,000	67,526
AT&T Wireless 8.125% 5/1/12		609,000	695,285
Cricket Communications
9.375% 11/1/14		543,000	553,860
#144A 7.75% 5/15/16		3,000	3,060
Crown Castle International 9.00% 1/15/15		7,000	7,368
#Digicel Group 144A
8.875% 1/15/15		240,000	224,400
12.00% 4/1/14		590,000	660,800
MetroPCS Wireless
9.25% 11/1/14		362,000	371,955
#144A 9.25% 11/1/14		45,000	46,238
#NII Capital 144A 10.00% 8/15/16		280,000	292,600
Sprint Capital 8.75% 3/15/32		715,000	679,250
Sprint Nextel 6.00% 12/1/16		344,000	308,740
Virgin Media Finance 9.50% 8/15/16		100,000	105,750
Vodafone Group
5.00% 12/16/13		2,000	2,135
5.00% 9/15/15		810,000	857,069
5.375% 1/30/15		725,000	777,863
			5,653,899
Total Corporate Bonds (Cost $130,062,120)			138,398,417

Foreign Agencies–0.87%
Cayman Islands–0.08%
Petrobras International Finance 7.875% 3/15/19		272,000	315,180
			315,180
Germany–0.24%
KFW
4.875% 6/17/19		485,000	528,424
6.00% 2/14/12		12,970,000	399,151
			927,575
Luxembourg–0.03%
#Gaz Capital 144A 7.288% 8/16/37		118,000	110,920
			110,920
Malaysia–0.07%
#Petronas Capital 144A 5.25% 8/12/19		276,000	281,105
			281,105
Netherlands–0.11%
#Majapahit Holding 144A 8.00% 8/7/19		393,000	421,493
			421,493
Republic of Korea–0.34%
Export-Import Bank of Korea 5.875% 1/14/15		775,000	818,896
Korea Development Bank 5.30% 1/17/13		270,000	280,935
#National Agricultural Cooperative Federation 144A 5.00% 9/30/14		227,000	229,492
			1,329,323
Total Foreign Agencies (Cost $3,184,259)			3,385,596

Municipal Bonds–0.57%
California State Taxable Various Purpose 7.55% 4/1/39		1,205,000	1,349,492
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29		320,000	320,883
Oregon State Taxable Pension 5.892% 6/1/27		485,000	522,219
Total Municipal Bonds (Cost $1,957,373)			2,192,594

Non-Agency Asset-Backed Securities–1.93%
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13		360,000	365,365
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		190,188	193,768
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		150,000	165,307
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		74,596	76,164
Series 2008-A A3 4.94% 4/25/14		330,000	333,579
#@Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16		25,477	22,797
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13		205,000	214,062
Series 2008-A9 A9 4.26% 5/15/13		130,000	136,050
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		410,000	471,284
•Series 2007-A6 A6 0.50% 7/12/12		750,000	747,803
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		40,000	33,017
Series 2006-3 A5 5.948% 11/25/36		400,000	238,191
CNH Equipment Trust
•Series 2007-A A4 0.28% 9/17/12		103,081	102,292
Series 2008-A A3 4.12% 5/15/12		100,666	102,105
Series 2008-A A4A 4.93% 8/15/14		170,000	176,293
Series 2008-B A3A 4.78% 7/16/12		170,000	173,835
#@Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35		149	0
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		230,000	237,409
Discover Card Master Trust Series 2008-A4 A4 5.65% 12/15/15		450,000	494,040
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		365,000	344,411
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.794% 9/15/14		235,000	235,000
GE Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14		580,000	580,000
•#Golden Credit Card Trust Series 2008-3 A 144A 1.24% 7/15/17		100,000	97,367
#Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12		68,844	70,908
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		77,951	79,708
Series 2008-A A3 4.93% 12/17/12		230,000	239,522
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		205,000	207,972
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 0.28% 11/15/12		155,000	154,389
Mid-State Trust
Series 11 A1 4.864% 7/15/38		120,132	102,475
Series 2004-1 A 6.005% 8/15/37		72,509	65,206
#Series 2006-1 A 144A 5.787% 10/15/40		156,346	140,978
Renaissance Home Equity Loan Trust Series 2006-2 AF3 5.797% 8/25/36		175,000	112,707
=#Sail NIM Notes Series 2003-10A A 144A 7.50% 10/27/33		11,041	0
Structured Asset Securities
πSeries 2001-SB1 A2 3.375% 8/25/31		189,355	152,179
Series 2005-2XS 1A2A 4.51% 2/25/35		410,949	380,513
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		200,000	205,484
Total Non-Agency Asset-Backed Securities (Cost $7,554,930)			7,452,180

Non-Agency Collateralized Mortgage Obligations–2.84%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33		288,724	281,505
Series 2004-2 1A1 6.00% 3/25/34		308,887	298,076
Series 2004-10 1CB1 6.00% 11/25/34		26,708	21,500
Series 2004-11 1CB1 6.00% 12/25/34		456,534	362,944
Series 2005-3 2A1 5.50% 4/25/20		48,062	42,895
Series 2005-5 2CB1 6.00% 6/25/35		18,857	12,540
Series 2005-6 7A1 5.50% 7/25/20		40,900	37,526
Series 2005-9 5A1 5.50% 10/25/20		155,001	142,214
Bank of America Mortgage Securities
•Series 2003-D 1A2 3.718% 5/25/33		1,141	749
•Series 2004-L 4A1 5.156% 1/25/35		293,267	280,546
Series 2005-9 2A1 4.75% 10/25/20		267,741	264,645
•ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36		255,000	129,676
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		203,643	194,988
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.817% 8/25/37		558,416	307,350
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35		164,246	128,933
Series 2004-J8 1A1 7.00% 9/25/34		154,628	142,257
Series 2005-57CB 4A3 5.50% 12/25/35		269,559	217,979
Series 2005-85CB 2A2 5.50% 2/25/36		375,714	303,582
◆Countrywide Home Loan Mortgage Pass Through Trust
•@Series 2004-HYB4 M 3.936% 9/20/34		143,333	81,987
Series 2005-23 A1 5.50% 11/25/35		306,139	280,404
@Series 2006-17 A5 6.00% 12/25/36		21,089	18,352
•Series 2006-HYB1 3A1 5.20% 3/20/36		186,614	105,882
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		41,568	36,995
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33		68,517	68,313
•Series 2004-AR5 4A1 5.705% 10/25/34		207,489	180,767
•Series 2007-AR3 2A2 6.298% 11/25/37		698,614	457,403
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.166% 5/25/35		345,172	274,181
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		74,608	72,062
•Series 1999-3 A 8.00% 8/19/29		116,730	118,808
Series 2005-RP1 1A3 8.00% 1/25/35		248,522	210,504
Series 2005-RP1 1A4 8.50% 1/25/35		213,830	186,105
Series 2006-RP1 1A3 8.00% 1/25/36		119,491	93,685
•JP Morgan Mortgage Trust
Series 2005-A2 5A1 4.331% 4/25/35		21,124	19,205
Series 2005-A4 1A1 5.386% 7/25/35		209,298	183,496
Series 2005-A6 1A2 5.145% 9/25/35		725,000	502,062
Series 2006-A2 3A3 5.676% 4/25/36		455,000	301,037
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		185,620	172,207
MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33		35,349	34,832
•MASTR ARM Trust
Series 2003-6 1A2 5.685% 12/25/33		44,568	39,616
Series 2005-6 7A1 5.326% 6/25/35		137,228	105,866
Series 2006-2 4A1 4.988% 2/25/36		15,736	14,217
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		235,695	197,672
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		132,592	95,466
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32		114,584	112,149
•Structured ARM Loan Trust
Series 2004-18 5A 5.50% 12/25/34		223,818	165,489
Series 2006-5 5A4 5.494% 6/25/36		93,137	22,277
•Structured Asset Securities Series 2002-22H 1A 6.942% 11/25/32		40,247	38,142
◆Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		492,199	496,352
Series 2004-CB3 1A 6.00% 10/25/34		25,120	23,989
•Series 2006-AR10 1A1 5.922% 9/25/36		442,540	330,395
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 3.511% 9/25/34		60,641	58,596
Series 2005-7 A2 5.25% 9/25/35		252,114	175,456
•Series 2005-AR16 6A4 5.00% 10/25/35		475,949	196,111
Series 2006-2 3A1 5.75% 3/25/36		307,217	268,815
Series 2006-4 1A8 5.75% 4/25/36		13,882	12,677
Series 2006-4 2A3 5.75% 4/25/36		154,650	54,901
Series 2006-7 2A1 6.00% 6/25/36		773,697	676,986
•Series 2006-AR6 7A1 5.112% 3/25/36		748,250	671,975
•Series 2006-AR10 5A1 5.592% 7/25/36		47,005	35,269
•Series 2006-AR19 A1 5.626% 12/25/36		244,639	183,774
Series 2007-8 2A6 6.00% 7/25/37		135,000	94,352
Series 2007-13 A7 6.00% 9/25/37		401,393	343,191
Total Non-Agency Collateralized Mortgage Obligations (Cost $13,603,118)			10,981,925

Regional Authorities–0.18%
Canada – 0.18%
Province of Ontario Canada
4.00% 10/7/19		370,000	370,485
4.40% 6/2/19		330,000	320,073
Total Regional Authorities (Cost $684,132)			690,558

«Senior Secured Loans–0.47%
Dana Holdings Term Tranche Loan B 9.00% 1/30/15		375,000	336,459
Energy Futures Holdings Term Tranche Loan B2 3.754% 10/10/14		455,258	363,689
Ford Motor Term Tranche Loan B 6.70% 12/15/13		723,283	644,627
Nuveen Investments Term Tranche Loan B 3.496% 11/13/14		26,480	22,931
Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15		455,000	456,515
Total Senior Secured Loans (Cost $1,647,630)			1,824,221

Sovereign Debt–2.20%
Brazil–0.33%
#Banco Nacional de Desenvolvimento Economico e Social 144A 6.50% 6/10/19		165,000	176,138
Federal Republic of Brazil
12.50% 1/5/16	BRL	1,163,000	724,433
12.50% 1/5/22	BRL	610,000	380,486
			1,281,057
Canada–0.30%
Canadian Government Bond 3.00% 6/1/14	CAD	1,229,000	1,174,434
			1,174,434
Colombia–0.23%
Republic of Colombia 12.00% 10/22/15	COP	1,437,000,000	886,271
			886,271
Indonesia–0.45%
Indonesia Treasury Bond 10.75% 5/15/16	IDR	15,433,000,000	1,718,217
			1,718,217
Mexico–0.45%
Mexican Government
7.25% 12/15/16	MXN	2,081,000	150,312
10.00% 11/20/36	MXN	18,461,000	1,554,762
Mexican United States 5.95% 3/19/19		46,000	48,530
			1,753,604
Poland–0.19%
^Poland Government Bond 4.837% 7/25/11	PLN	2,300,000	735,761
			735,761
Russia–0.05%
Russian-Eurobond 7.50% 3/31/30		181,440	198,786
			198,786
Sweden–0.20%
Swedish Government 6.75% 5/5/14	SEK	4,500,000	758,781
			758,781
Total Sovereign Debt (Cost $8,052,417)			8,506,911

Supranational Banks–2.40%
European Investment Bank
3.125% 6/4/14		145,000	148,545
6.00% 8/14/13	AUD	715,000	638,103
6.125% 1/23/17	AUD	180,000	158,537
6.25% 4/15/14	GBP	649,000	1,182,772
11.25% 2/14/13	BRL	1,295,000	753,952
^10.902% 3/30/16	TRY	1,800,000	617,202
#144A 4.00% 5/15/14	NOK	12,460,000	2,174,661
Inter-American Development Bank 5.75 6/15/11	AUD	350,000	313,364
International Bank for Reconstruction & Development
5.375% 12/15/14	NZD	1,232,000	881,281
7.50% 7/30/14	NZD	660,000	513,811
10.00% 4/5/12	RUB	9,900,000	330,259
International Finance 5.75 6/24/14	AUD	1,774,000	1,557,712
Total Supranational Banks (Cost $8,742,391)			9,270,199

U.S. Treasury Obligations–0.53%
U.S. Treasury Bond 4.25% 5/15/39		830,000	858,921
U.S. Treasury Notes
2.375% 9/30/14		75,000	75,217
∞3.625% 8/15/19		1,075,000	1,103,763
Total U.S. Treasury Obligations (Cost $2,007,650)			2,037,901

Discounted Commercial Paper–3.03%
≠Barclays U.S. Funding 1.53% 10/29/09		1,500,000	1,499,762
≠Cornell University 0.351% 11/18/09		4,750,000	4,747,767
Koch Resources 0.07% 10/1/09		560,000	560,000
≠Westpac Securities Light 0.36% 10/7/09		2,900,000	2,899,865
≠Yale University 0.32% 10/15/09		2,000,000	1,999,858
Total Discounted Commercial Paper (Cost $11,705,587)			11,707,252
Total Value of Securities–100.52%
(Cost $358,630,163)			388,885,428
Liabilities Net of Receivables and Other Assets (See Notes)–(0.52%)∆			(2,020,980)
Net Assets Applicable to 30,505,109 Shares Outstanding – 100.00%			$386,864,448

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD - Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP - Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR– Indonesian Rupiah
ILS – Israeli Shekel
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PHP – Philippine Peso
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

=Security is being fair valued in accordance with the Fund's fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of September 30, 2009.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $2,386,625, which represented 0.62% of the Fund’s net assets. See Note 4 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $42,884,588, which represented 11.09% of the Fund’s net assets. See Note 4 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At September 30, 2009, the aggregate amount of the restricted securities was $152,179, or 0.04% of the Fund’s net assets. See Note 4 in “Notes.”
‡Non income producing security. Security is currently in default.
§Developed Market – countries that are thought to be most developed and therefore less risky.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential.
∞Fully or partially pledged as collateral for financial futures contracts.
∆Includes $300,072 cash pledged as collateral for financial futures contracts.
^Zero coupon security.  The rate shown is the yield at the time of purchase.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2009.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
GDR – Global Depositary Receipts
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transaction, Inc.
NIM – Net Interest Margin
NVDR – Non-Voting Depositary Receipt
PIK – Pay-in-Kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts, financial futures contracts and written options were outstanding at September 30, 2009:

Foreign Currency Exchange Contracts1
					Unrealized
Contracts to Receive (Deliver)					Appreciation
		In Exchange For		Settlement Date	(Depreciation)
AUD	111,833	USD	(97,541)	10/30/09	$ 890
BRL	2,873,477	USD	(1,577,101)	10/30/09	37,394
CAD	629,515	USD	(586,734)	10/30/09	1,219
CAD	(15,012)	USD	14,012	10/30/09	(9)
COP	734,380,000	USD	(381,298)	10/30/09	64
EUR	301,505	USD	(442,000)	10/30/09	(845)
EUR	105,687	USD	(156,203)	10/30/09	(1,564)
GBP	7,377	USD	(12,115)	10/30/09	(328)
GBP	(239,734)	USD	384,678	10/30/09	1,647
ILS	2,052,470	USD	(538,000)	11/20/09	6,897
KRW	2,141,883,147	USD	(1,788,480)	10/30/09	31,379
KRW	519,571,000	USD	(442,000)	10/30/09	(545)
NOK	1,696,705	USD	(289,800)	10/30/09	3,676
NOK	2,773,688	USD	(474,427)	10/30/09	5,333
NZD	(279,250)	USD	201,200	10/30/09	(39)
PHP	(308,403)	USD	6,447	10/02/09	(31)
PLN	606,919	USD	(215,029)	10/30/09	(4,116)
PLN	857,291	USD	(304,004)	10/30/09	(6,084)
SEK	6,837,169	USD	(1,002,753)	10/30/09	(21,810)
SEK	2,915,645	USD	(428,258)	10/30/09	(9,945)
TRY	939,539	USD	(627,698)	12/01/09	(1,549)
ZAR	991	USD	(134)	10/01/09	(2)
ZAR	1,508	USD	(205)	10/05/09	(4)
					$41,628

Financial Futures Contract2
			Unrealized
Contracts to Sell	Notional Cost	Notional Value	Expiration Date	Depreciation
(114) U.S. Treasury 10 yr Notes	$(13,343,495)	$(13,489,406)	12/21/09	$(145,911)

Written Options3

	Number of	Notional	Exercise	Expiration	Unrealized
Description	Contracts	Value	Price	Date	Depreciation
Long Put Options
U.S. Treasury 10 yr Notes	63	$45,642	$116.5	10/23/09	$(24,970)

The use of foreign currency exchange contracts, financial futures contracts and written options involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1,2,3See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Foundation Conservative Allocation Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$363,897,602
Aggregate unrealized appreciation	33,881,281
Aggregate unrealized depreciation	(8,893,455)
Net unrealized appreciation	$ 24,987,826

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $19,960,292 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$ 47,100,179	$2,093,122	$ 49,193,301
Common Stock	127,980,869	-	-	127,980,869
Corporate Debt	258,159	151,270,324	-	151,528,483
Foreign Debt	-	18,924,650	2,928,614	21,853,264
Investment Companies	21,954,061	-	-	21,954,061
Municipal Bonds	-	2,192,594	-	2,192,594
U.S. Treasury Obligations	-	2,037,901	-	2,037,901
Short-Term	-	11,707,252	-	11,707,252
Other	166,000	271,703	-	437,703
Total	$150,359,089	$233,504,603	$5,021,736	$388,885,428

Derivatives	$ -	$ (129,253)	$ -	$ (129,253)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

-	Agency, Asset
	Backed &
	Mortgage-
	Backed	Corporate		Foreign
	Securities	Debt	Debt	Other	Total
Balance as of 12/31/08	$1,136,852	$ 689,511	$ 575,238	$ -	$2,401,601
Net change in unrealized
appreciation/depreciation	278,042	172,019	390,175	124,625	964,861
Net realized gain (loss)	1,442	(130,794)	-	(124,625)	(253,977)
Net purchases, sales, and settlements	676,786	(730,736)	1,963,201	-	1,909,251
Net transfers in and/or out of Level 3	-	-	-	-	-
Balance as of 9/30/09	$2,093,122	$ -	$2,928,614	$ -	$5,021,736

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$ 278,041	$ -	$ 390,175	$ -	$ 668,216

3. Derivatives
The Fund applies the amended provisions of Accounting Codification Section 815 (ACS 815), Derivatives and Hedging Activities. ACS 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Financial Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Options Contracts – During the period ended September 30, 2009, the Fund entered into options contracts in the normal course of pursuing its investment objectives. The Fund may buy or write options contracts for any number of reasons, including: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk.

Transactions in options contracts during the period ended September 30, 2009 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2008	-	$ -
Options written	2	3,305
Options bought	118	93,210
Options terminated in closing purchase/sold transactions	(57)	(50,873)
Options outstanding at September 30, 2009	63	$ 45,642

Fair values of derivative instruments as of September 30, 2009 was as follows:
	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value

Foreign exchange contracts (Currency)	Receivables and other assets net of Liabilities	$88,499	Receivables and other assets net of Liabilities	$(46,871)

Interest rate contracts (Futures)	Receivables and other assets net of Liabilities	-	Receivables and other assets net of Liabilities	(145,911)

Written options (Futures)	Liabilities net of receivables and other assets	-	Liabilities net of receivables and other assets	(24,970)
Total		$88,499		$(217,752)

The effect of derivative instruments on the Statement of Operations for the period ended September 30, 2009
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange contracts (Currency)	Net realized and unrealized gain (loss) on investments and foreign currencies from foreign currencies	$(404,500)	$190,511
Interest rate contracts (Futures)	Net realized and unrealized gain (loss) on investments and foreign currencies from futures contracts	12,760	(114,011)
Written options (Futures)	Net realized and unrealized gain (loss) on investments and foreign currencies from options contracts	49	(24,970)
Total		$(391,691)	$51,530

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Event
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Money Market Fund

September 30, 2009
	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Obligations – 3.17%
Federal Home Loan Bank
0.50% 10/19/10	$27,000,000	$26,995,504
1.15% 4/16/10	12,250,000	12,250,000
Total Agency Obligations (Cost $39,245,504)		39,245,504
Certificates of Deposit – 8.08%
Bank of Nova Scotia Housing 0.24% 11/18/09	20,000,000	20,000,000
•Barclays Bank New York 0.82% 10/16/09	15,000,000	15,000,000
Rabobank Nederland New York 0.39% 2/16/10	20,000,000	20,000,000
Toronto Dominion Bank New York
•0.505% 7/13/10	5,000,000	5,000,000
0.55% 12/21/09	15,000,000	15,000,000
0.95% 12/22/09	25,000,000	25,000,000
Total Certificates of Deposit (Cost $110,000,000)		100,000,000

Commercial Paper – 65.89%
Beverages – 1.23%
≠Coca-Cola 0.35% 11/2/09	15,181,000	15,176,277
		15,176,277
Colleges & Universities – 23.48%
≠Connecticut Health & Education 0.35% 11/12/09	4,160,000	4,160,000
≠Cornell University
0.20% 12/8/09	4,300,000	4,298,376
0.24% 12/2/09	20,000,000	19,991,733
0.35% 10/28/09	12,250,000	12,246,784
0.35% 11/18/09	10,000,000	9,995,333
≠Dartmouth College 0.35% 10/22/09	5,000,000	4,998,979
Emory University
0.25% 12/8/09	7,750,000	7,750,000
0.35% 10/22/09	10,000,000	10,000,000
≠Leland Stanford Junior University 0.451% 10/6/09	11,126,000	11,125,305
Massachusetts Health & Education Facilities Authority (Harvard University)
0.30% 11/30/09	7,000,000	7,000,000
0.35% 10/1/09	15,000,000	15,000,000
0.35% 10/15/09	8,000,000	8,000,000
0.35% 11/3/09	10,000,000	10,000,000
≠University of California
0.25% 12/8/09	9,225,000	9,220,644
0.35% 10/6/09	10,000,000	9,999,514
0.35% 10/21/09	10,000,000	9,998,056
0.351% 11/17/09	16,280,000	16,272,561
≠University of Chicago
0.28% 1/6/10	16,350,000	16,337,665
0.30% 10/7/09	15,000,000	14,999,250
0.33% 10/8/09	5,500,000	5,499,647
≠Vanderbilt University
0.35% 10/5/09	13,500,000	13,499,475
0.35% 11/3/09	20,000,000	19,993,583
0.451% 11/16/09	10,000,000	9,994,250
≠Yale University
0.32% 10/15/09	30,000,000	29,996,267
0.351% 1/12/10	10,000,000	9,989,986
		290,367,408
Diversified Financial Services – 6.05%
≠Barclays US Funding 1.532% 10/29/09	10,000,000	9,988,178
≠CME Group
0.15% 11/2/09	15,000,000	14,998,000
0.18% 10/26/09	25,000,000	24,996,875
≠Novartis Finance 0.08% 10/1/09	4,925,000	4,925,000
≠Societe Generale North America 0.25% 12/15/09	20,000,000	19,989,583
		74,897,636
Health Care Equipment & Supplies – 1.21%
≠Medtronic 0.20% 12/3/09	15,000,000	14,994,750
		14,994,750

Household Products – 1.59%
≠Procter & Gamble International Finance 0.22% 12/9/09	19,750,000	19,741,672
		19,741,672
Insurance – 1.62%
≠General Re 0.16% 10/16/09	20,000,000	19,998,667
		19,998,667
Mortgage Bankers & Brokers – 16.97%
≠Bank of Montreal Chicago 0.21% 10/1/09	25,000,000	24,999,999
BNP Paribas Canada 0.10% 10/1/09	10,000,000	10,000,000
≠BNP Paribas Finance
0.29% 11/5/09	10,000,000	9,997,181
0.31% 10/8/09	25,000,000	24,998,493
≠DnB NOR Bank ASA
0.20% 10/26/09	15,000,000	14,997,917
0.23% 12/7/09	20,000,000	19,991,439
≠ING Funding
0.401% 1/6/10	15,000,000	14,983,833
0.411% 11/9/09	15,000,000	14,993,338
≠National Australia Funding 0.35% 11/2/09	15,000,000	14,995,333
≠Nordea North America
0.21% 12/10/09	10,000,000	9,995,917
0.26% 11/2/09	20,000,000	19,995,378
≠Westpac Bank 0.27% 11/6/09	10,000,000	9,997,300
≠Westpac Securities New Zealand 0.36% 10/7/09	20,000,000	19,998,800
		209,944,928
Oil Gas & Consumable Fuels – 8.08%
≠ConocoPhillips 0.30% 10/9/09	10,000,000	9,999,333
Koch Resources
0.07% 10/1/09	19,000,000	19,000,000
≠ 0.20% 10/19/09	31,000,000	30,996,900
Northern Illinois Gas 0.06% 10/1/09	40,000,000	40,000,000
		99,996,233
Pharmaceuticals – 4.04%
≠GlaxoSmithKline Finance 0.17% 10/7/09	15,000,000	14,999,575
≠Pfizer
0.29% 2/17/10	15,000,000	14,983,204
0.512% 2/1/10	20,000,000	19,965,150
		49,947,929
Sovereign – 1.62%
≠Quebec Province 0.17% 10/9/09	20,000,000	19,999,244
		19,999,244
Total Commercial Paper (Cost $805,064,744)		815,064,744
Corporate Bonds – 15.87%
Banking – 11.26%
•Barclays Bank New York 1.66% 1/13/10	24,750,000	24,746,705
Firstar Bank 7.125% 12/1/09	2,000,000	2,019,347
Goldman Sachs Group
•0.52% 11/16/09	4,000,000	3,985,853
•0.583% 6/28/10	1,500,000	1,502,257
4.50% 6/15/10	3,600,000	3,682,849
7.80% 1/28/10	7,500,000	7,626,895
•JPMorgan Chase
0.304% 5/7/10	1,250,000	1,249,852
0.781% 11/19/09	5,000,000	5,003,739
Morgan Stanley
0.568% 5/7/10	1,000,000	992,001
•0.789% 1/15/10	8,750,000	8,652,178
•2.55% 5/14/10	2,000,000	1,986,602
4.00% 1/15/10	4,500,000	4,488,992
4.25% 5/15/10	10,000,000	10,097,977
•National City 0.465% 6/16/10	15,000,000	14,826,701
National City Bank 4.50% 3/15/10	7,480,000	7,509,461
PNC Funding 4.50% 3/10/10	14,500,000	14,496,560
Santander Central Hispano Issuances 7.625% 11/3/09	4,750,000	4,760,777
Wachovia
•0.411% 12/1/09	2,000,000	1,992,232
•0.511% 6/1/10	3,000,000	2,961,832
•0.857% 11/24/09	3,000,000	3,000,000
4.375% 6/1/10	1,815,000	1,854,580
Wells Fargo
0.346% 3/22/10	1,000,000	996,730
•0.926% 1/29/10	5,000,000	5,000,000
•4.20% 1/15/10	5,750,000	5,780,475
		139,214,595
Diversified Financial Services – 2.01%
Bear Stearns 7.625% 12/7/09	2,000,000	2,013,109
Credit Suisse USA 4.125% 1/15/10	22,750,000	22,814,088
		24,827,197
Food Staples & Retailing – 0.32%
Wal-Mart Stores 4.125% 7/1/10	3,875,000	3,982,193
		3,982,193
Household Products – 0.81%
•Procter & Gamble International Finance 0.714% 2/8/10	10,000,000	10,000,000
		10,000,000
Insurance – 0.16%
Berkshire Hathaway Finance 4.125% 1/15/10	2,000,000	2,021,619
		2,021,619
Telecommunications – 1.31%
•AT&T 0.572% 2/5/10	6,000,000	6,001,164
#BellSouth 144A 4.95% 4/26/10	10,000,000	10,248,499
		16,249,663
Total Corporate Bonds (Cost $196,295,267)		196,295,267
Municipal Bonds – 6.97%
Variable Demand Notes– 6.97%
California State Revenue Anticipation Notes Subordinate Series A-1 3.00% 5/25/10	29,750,000	30,083,645
•Irvine California Unified School District Special Tax Adjustment
(Community Facilities District #6-1 Notes) 0.28% 3/1/12 (LOC – Bank of America N.A.)	10,000,000	10,000,000
•Maryland State Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program)
Series B 0.27% 4/1/35	12,600,000	12,600,000
•Massachusetts State Development Finance Agency Revenue Refunding (Holy Cross College)
Series A 0.25% 9/1/37	10,000,000	10,000,000
•Metropolitan Government Nashville & Davidson County, Tennessee Health & Education Facilities
Board Revenue Refunding (Vanderbilt University) Series A 0.40% 7/1/18	5,000,000	5,000,000
•New York, New York City Health & Hospital Corporation Revenue Health System Series E 0.27% 2/15/26	12,500,000	12,500,000
•Wichita, Kansas Hospital Facilities Revenue (Christi Health V111) Series B-2 0.30% 11/15/39	6,000,000	6,000,000
Total Municipal Bonds (Cost $86,183,645)		86,183,645

Total of Securities – 99.98%
(Cost $1,236,789,160)©		1,236,789,160
Receivables and Other Assets Net of Liabilities (See Notes) – 0.02%		226,267
Net Assets Applicable to 123,701,336 Shares Outstanding – 100.00%		$1,237,015,427

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of September 30, 2009.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $10,248,499, which represented 0.83% of the Fund’s net assets. See Note 3 in "Notes."

©Also the cost for federal income tax purposes.

LOC – Letter of Credit
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Money Market Fund (Fund).

Security Valuation–Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 - December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually

2. Investments
The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 2
Agency, Asset-Backed &
Mortgage-Backed Securities	$ 39,245,504
Corporate Debt	196,295,267
Municipal Bonds	86,183,645
Short-Term	915,064,744
Total	$1,236,789,160

There were no Level 3 securities at the beginning or end of the period.

3. Credit Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 50.13% of net assets at September 30, 2009. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering.  As of September 30, 2009, there were no Section 4(2) securities and no securities have been determined be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

4. Guaranty Program
The Fund started participating in the U.S. Treasury’s Temporary Guaranty Program for Money Market Funds (Program) on September 19, 2008. On April 8, 2009, the Fund’s Board approved the participation of the Fund in the extended term of the Program created by the U.S. Department of the Treasury. The Fund will bear the cost of participating in the Program. Subject to certain conditions and limitations, the Program guaranteed to each shareholder as of September 19, 2008 the lesser of the value of his/her investment in the Fund as of that date, or the value of the account at the time the net asset value of the Fund falls below $9.95. The Program intended to protect those assets against loss if the Fund liquidates its holdings and it is determined that shareholders would, absent the Program, receive less than $10 per share. The Program was terminated on September 18, 2009.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Delaware Social Awareness Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.52%
Air Freight & Logistics – 1.25%
FedEx	114,100	$8,582,602
		8,582,602
Auto Components – 0.29%
Borg Warner	66,100	2,000,186
		2,000,186
Biotechnology – 3.66%
†Amgen	166,000	9,998,180
†Celgene	65,700	3,672,630
†Gilead Sciences	171,300	7,979,154
†Vertex Pharmaceuticals	89,700	3,399,630
		25,049,594
Capital Markets – 1.73%
Bank of New York Mellon	407,140	11,802,989
		11,802,989
Chemicals – 1.53%
Airgas	216,200	10,457,594
		10,457,594
Commercial Banks – 2.66%
TCF Financial	249,100	3,248,264
Wells Fargo	531,400	14,974,852
		18,223,116
Communications Equipment – 5.01%
†Cisco Systems	792,700	18,660,158
QUALCOMM	347,800	15,644,044
		34,304,202
Computers & Peripherals – 6.64%
†Apple	93,700	17,369,168
†EMC	643,200	10,960,128
Hewlett-Packard	362,000	17,090,020
		45,419,316
Construction & Engineering – 0.65%
Granite Construction	143,800	4,449,172
		4,449,172
Consumer Finance – 1.11%
Capital One Financial	211,550	7,558,682
		7,558,682
Containers & Packaging – 1.88%
†Owens-Illinois	348,900	12,874,410
		12,874,410
Diversified Consumer Services – 0.72%
DeVry	88,400	4,890,288
		4,890,288
Diversified Financial Services – 0.98%
†Nasdaq OMX Group	317,400	6,681,270
		6,681,270
Diversified Telecommunication Services – 2.35%
Verizon Communications	530,900	16,070,343
		16,070,343
Electrical Equipment – 1.67%
Roper Industries	223,800	11,409,324
		11,409,324
Energy Equipment & Services – 5.21%
†Exterran Holdings	160,600	3,812,644
†Nabors Industries	523,000	10,930,700
†National Oilwell Varco	324,300	13,987,059
Noble	181,400	6,885,944
		35,616,347
Food & Staples Retailing – 3.64%
CVS Caremark	413,400	14,774,916
Walgreen	270,000	10,116,900
		24,891,816
Food Products – 3.87%
General Mills	199,200	12,824,496
Heinz (H.J.)	213,600	8,490,600
Kellogg	104,600	5,149,458
		26,464,554
Gas Utilities – 1.48%
EQT	237,000	10,096,200
		10,096,200
Health Care Equipment & Supplies – 4.24%
Bard (C.R.)	64,000	5,031,040
Baxter International	132,200	7,536,722
†Gen-Probe	111,700	4,628,848
†Hologic	278,800	4,555,592
Medtronic	196,700	7,238,560
		28,990,762
Health Care Providers & Services – 2.05%
†Express Scripts	106,100	8,231,238
UnitedHealth Group	232,700	5,826,808
		14,058,046
Hotels, Restaurants & Leisure – 1.28%
Burger King Holdings	498,800	8,773,892
		8,773,892
Household Durables – 1.62%
†Jarden	395,200	11,093,264
		11,093,264
Household Products – 1.72%
Clorox	200,300	11,781,646
		11,781,646
Insurance – 5.26%
AFLAC	167,100	7,141,854
Berkley (W.R.)	264,200	6,678,976
Everest Re Group	76,500	6,709,050
Prudential Financial	176,200	8,794,142
Travelers	135,000	6,646,050
		35,970,072
Internet Software & Services – 2.63%
†Google Class A	36,300	17,999,355
		17,999,355
IT Services – 0.86%
Accenture Class A	157,600	5,873,752
		5,873,752
Life Sciences Tools & Services – 1.92%
†Mettler-Toledo International	84,600	7,663,914
†Thermo Fisher Scientific	125,500	5,480,585
		13,144,499
Machinery – 1.82%
†ESCO Technologies	83,600	3,293,840
Lincoln Electric Holdings	192,800	9,148,360
		12,442,200
Media – 2.55%
Time Warner Cable	272,000	11,720,480
†Viacom Class B	204,400	5,731,376
		17,451,856
Metals & Mining – 0.80%
United States Steel	123,900	5,497,443
		5,497,443
Multiline Retail – 1.16%
†Kohl's	139,100	7,935,655
		7,935,655
Multi-Utilities – 0.53%
NSTAR	113,750	3,619,525
		3,619,525
Oil, Gas & Consumable Fuels – 5.41%
Anadarko Petroleum	116,400	7,301,772
Chesapeake Energy	400,000	11,360,000
Devon Energy	76,600	5,157,478
EOG Resources	158,300	13,219,633
		37,038,883
Personal Products – 1.28%
Alberto-Culver	317,200	8,780,096
		8,780,096
Pharmaceuticals – 5.31%
Abbott Laboratories	210,900	10,433,223
Allergan	229,400	13,020,744
Merck	407,100	12,876,573
		36,330,540
Professional Services – 0.67%
†FTI Consulting	108,200	4,610,402
		4,610,402
Real Estate Investment Trusts – 0.56%
Host Hotels & Resorts	323,600	3,808,772
Simon Property Group	342	23,750
		3,832,522
Semiconductors & Semiconductor Equipment – 1.94%
Intel	679,400	13,295,858
		13,295,858
Software – 4.71%
†McAfee	166,600	7,295,414
Microsoft	794,900	20,579,961
†Symantec	263,000	4,331,610
		32,206,985
Specialty Retail – 2.38%
Guess	190,200	7,045,008
†Urban Outfitters	305,100	9,204,867
		16,249,875
Textiles, Apparel & Luxury Goods – 1.10%
Phillips-Van Heusen	175,800	7,522,482
		7,522,482
Wireless Telecommunication Services – 0.39%
†MetroPCS Communications	287,000	2,686,320
		2,686,320
Total Common Stock (Cost $567,571,607)		674,027,935

Short-Term Investment – 0.23%
Money Market Mutual Fund – 0.23%
Dreyfus Treasury & Agency Cash Management Fund	1,612,144	1,612,144
Total Short-Term Investment (Cost $1,612,144)		1,612,144
Total Value of Securities– 98.75%
(Cost $569,183,751)		675,640,079
Receivables and Other Assets Net of Liabilities (See Notes) – 1.25%		8,541,430
Net Assets Applicable to 26,000,953 Shares Outstanding – 100.00%		$684,181,509

†Non income producing security.

_______________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Social Awareness Fund (Fund).

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$571,937,586
Aggregate unrealized appreciation	148,891,705
Aggregate unrealized depreciation	(45,189,212)
Net unrealized appreciation	$103,702,493

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Common Stock	$674,027,935
Short-Term	1,612,144
Total	$675,640,079

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

4. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Table of  Contents

Schedule of Investments (Unaudited)

LVIP Delaware Special Opportunities Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.94%
Aerospace & Defense – 1.48%
†Alliant Techsystems	33,300	$2,592,405
Goodrich	90,200	4,901,468
		7,493,873
Auto Components – 2.20%
Borg Warner	121,000	3,661,460
Johnson Controls	292,000	7,463,520
		11,124,980
Capital Markets – 3.42%
Eaton Vance	153,200	4,288,068
Federated Investors Class B	158,700	4,184,919
Northern Trust	83,500	4,856,360
Raymond James Financial	169,650	3,949,452
		17,278,799
Chemicals – 6.22%
Cytec Industries	237,200	7,701,884
FMC	237,300	13,348,125
†PPG Industries	68,400	3,981,564
Sigma-Aldrich	118,500	6,396,630
		31,428,203
Commercial Banks – 4.12%
Associated Banc-Corp	175,900	2,008,778
Bank of Hawaii	184,500	7,664,130
†First Horizon National	463,828	6,136,443
Regions Financial	455,300	2,827,413
Zions Bancorp	120,500	2,165,385
		20,802,149
Commercial Services & Supplies – 2.61%
Brink's	126,000	3,390,660
Donnelley (R.R.) & Sons	217,200	4,617,672
Republic Services	194,350	5,163,880
		13,172,212
Communications Equipment – 0.64%
†Polycom	119,900	3,207,325
		3,207,325
Construction & Engineering – 1.25%
KBR	269,800	6,283,642
		6,283,642
Containers & Packaging – 3.00%
†Crown Holdings	245,300	6,672,160
†Owens-Illinois	229,800	8,479,620
		15,151,780
Diversified Consumer Services – 1.67%
†Brinks Home Security Holdings	126,000	3,879,540
Service International	649,700	4,554,397
		8,433,937
Diversified Telecommunications Services – 0.74%
CenturyTel	111,000	3,729,600
		3,729,600
Electric Utilities – 2.37%
Edison International	175,600	5,896,648
PPL	200,300	6,077,102
		11,973,750
Electrical Equipment – 1.10%
Rockwell Automation	130,600	5,563,560
		5,563,560
Electronic Equipment Instruments & Components – 1.81%
†Agilent Technologies	144,700	4,027,001
†Avnet	196,300	5,097,911
		9,124,912
Energy Equipment & Services – 1.87%
ENSCO International	132,600	5,640,804
Rowan	165,400	3,815,778
		9,456,582
Food Products – 2.42%
Del Monte Foods	454,800	5,266,584
Hershey	64,600	2,510,356
†Smithfield Foods	155,000	2,139,000
Tyson Food Class A	181,900	2,297,397
		12,213,337
Gas Utilities – 0.91%
EQT	108,200	4,609,320
		4,609,320
Health Care Equipment & Supplies – 1.02%
Becton Dickinson	74,000	5,161,500
		5,161,500
Health Care Providers & Services – 3.65%
McKesson	138,300	8,235,765
Omnicare	125,600	2,828,512
Universal Health Services Class B	118,900	7,363,477
		18,427,754
Hotels, Restaurants & Leisure – 1.28%
Marriott International Class A	167,949	4,633,713
Starwood Hotels & Resorts Worldwide	56,000	1,849,680
		6,483,393
Household Durables – 1.28%
D.R. Horton	178,233	2,033,639
Fortune Brands	86,400	3,713,471
Pulte Homes	66,398	729,709
		6,476,819
Household Products – 0.96%
†Energizer Holdings	73,200	4,856,088
		4,856,088
Insurance – 8.40%
American Financial Group	274,650	7,003,575
Berkley (W.R.)	381,850	9,653,167
HCC Insurance Holdings	185,700	5,078,895
Loews	200,300	6,860,275
Reinsurance Group of America	120,400	5,369,840
Stancorp Financial Group	79,700	3,217,489
Torchmark	121,000	5,255,030
		42,438,271
IT Services – 1.29%
†Computer Sciences	123,400	6,504,414
		6,504,414
Leisure Equipment & Products – 0.73%
Hasbro	132,500	3,676,875
		3,676,875
Life Sciences Tools & Services – 0.92%
†Thermo Fisher Scientific	106,100	4,633,387
		4,633,387
Machinery – 2.90%
Cummins	154,200	6,909,702
Eaton	47,000	2,659,730
Parker Hannifin	97,750	5,067,360
		14,636,792
Media – 0.53%
Meredith	89,500	2,679,630
		2,679,630
Metals & Mining – 2.78%
Cliffs Natural Resources	186,400	6,031,904
Nucor	170,100	7,996,401
		14,028,305
Multiline Retail – 2.35%
†Dollar Tree	127,300	6,196,964
Macy's	247,700	4,530,433
†Saks	165,700	1,130,074
		11,857,471
Multi-Utilities – 3.48%
Public Service Enterprise Group	213,400	6,709,296
Sempra Energy	115,200	5,738,112
Wisconsin Energy	113,400	5,122,278
		17,569,686
Oil, Gas & Consumable Fuels – 6.63%
El Paso	480,200	4,955,664
†Encore Acquisition	146,700	5,486,580
†Forest Oil	238,300	4,663,531
†Newfield Exploration	259,100	11,027,296
Questar	105,500	3,962,580
Williams	188,500	3,368,495
		33,464,146
Pharmaceuticals – 1.26%
†Watson Pharmaceutical	174,200	6,382,688
		6,382,688
Professional Services – 1.01%
Manpower	89,800	5,092,558
		5,092,558
Real Estate Investment Trusts – 3.70%
Boston Properties	65,300	4,280,415
Brandywine Realty Trust	367,500	4,057,200
Highwoods Properties	275,500	8,664,475
Kimco Realty	126,600	1,650,864
Simon Property Group	376	26,139
		18,679,093
Road & Rail – 2.29%
Canadian National Railway	112,100	5,491,779
CSX	144,900	6,065,514
		11,557,293
Semiconductors & Semiconductor Equipment – 0.47%
National Semiconductor	166,700	2,378,809
		2,378,809
Software – 4.81%
†Adobe Systems	101,900	3,366,776
†Citrix Systems	92,000	3,609,160
†Compuware	541,500	3,969,195
†Sybase	188,900	7,348,210
†Synopsys	268,400	6,017,528
		24,310,869
Specialty Retail – 5.96%
Gap	344,900	7,380,860
PETsMART	186,300	4,052,025
Ross Stores	163,300	7,800,841
Sherwin-Williams	99,100	5,961,856
Tiffany & Co	127,800	4,924,134
		30,119,716
Textiles, Apparel & Luxury Goods – 1.06%
VF	74,100	5,367,063
		5,367,063
Tobacco – 1.35%
Reynolds American	152,900	6,807,108
		6,807,108
Total Common Stock (Cost $386,866,768)		494,637,689
	Principal
	Amount
	(U.S $)
≠Discounted Commercial Paper – 1.59%
Koch Resources 0.07% 10/1/09	$8,025,000	8,025,000
Total Discounted Commercial Paper (Cost $8,025,000)		8,025,000
	Number of
	Shares
Short-Term Investment – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund	117,145	117,145
Total Short-Term Investment (Cost $117,145)		117,145
Total Value of Securities – 99.55%
(Cost $395,008,913)		502,779,834
Receivables and Other Assets Net of Liabilities (See Notes) – 0.45%		2,294,291
Net Assets Applicable to 17,322,897 Shares Outstanding – 100.00%		$505,074,125

† Non income producing security
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Special Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 - December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$395,027,976
Aggregate unrealized appreciation	138,820,656
Aggregate unrealized depreciation	(31,068,798)
Net unrealized appreciation	$107,751,858

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Total
Common Stock	$494,637,689	$-	$494,637,689
Short-Term	117,145	8,025,000	8,142,145
Total	$494,754,834	$8,025,000	$502,779,834

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

4. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Wilshire Conservative Profile Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–98.78%
Equity Funds–28.15%
*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	316,766	$ 7,209,588
Delaware VIP U.S. Growth Series	2,753,511	17,815,216
Delaware VIP Value Series	1,288,178	17,570,743
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	471,090	10,699,398
LVIP MFS Value Fund	1,416,560	28,297,198
LVIP T. Rowe Price Growth Stock Fund	1,283,538	17,909,207
		99,501,350
Fixed Income Funds–55.41%
**Delaware Group Government Funds–Inflation Protected Bond Fund	1,696,778	17,459,843
*Delaware VIP Trust–
Delaware VIP Diversified Income Series	6,619,915	70,237,300
Delaware VIP High Yield Series	1,330,673	7,145,716
*Lincoln Variable Insurance Products Trust–LVIP Delaware Bond Fund	7,435,119	101,013,523
		195,856,382
International Equity Funds–11.30%
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	1,197,559	7,264,396
LVIP Marsico International Growth Fund	1,310,202	14,475,113
LVIP Mondrian International Value Fund	701,980	10,959,313
LVIP Templeton Growth Fund	302,647	7,255,365
		39,954,187
International Fixed Income Fund–3.92%
*†Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	1,265,192	13,863,979
		13,863,979
Total Affiliated Investment Companies (Cost $317,804,182)		349,175,898
Unaffiliated Investment Company–0.97%
Commodity Fund–0.97%
**PIMCO CommodityRealReturn Strategy Portfolio	445,892	3,428,908
Total Unaffiliated Investment Company (Cost $3,240,174)		3,428,908
Total Value of Securities–99.75%
(Cost $321,044,356)		352,604,806
Receivables and Other Assets Net of Liabilities (See Notes)–0.25%		898,051
Net Assets Applicable to 31,876,467 Shares Outstanding–100.00%		$353,502,857

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Wilshire Conservative Profile Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$339,813,137
Aggregate unrealized appreciation	$ 25,621,025
Aggregate unrealized depreciation	(12,829,356)
Net unrealized appreciation	$ 12,791,669

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Investment Companies	$352,604,806
Total	$352,604,806

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Wilshire Moderate Profile Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–99.14%
Equity Funds –39.17%
*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	903,317	$20,559,487
Delaware VIP U.S. Growth Series	9,421,357	60,956,182
Delaware VIP Value Series	5,142,691	70,146,310
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	901,679	20,478,939
LVIP Capital Growth Fund	508,319	10,455,108
LVIP Delaware Special Opportunities Fund	705,267	20,563,457
LVIP MFS Value Fund	5,553,761	110,941,923
LVIP T. Rowe Price Growth Stock Fund	4,384,362	61,175,007
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,955,814	20,796,174
		396,072,587
Fixed Income Funds –35.55%
**Delaware Group Government Funds–Inflation Protected Bond Fund	4,838,150	49,784,558
*Delaware VIP Trust–
Delaware VIP Diversified Income Series	15,098,902	160,199,349
Delaware VIP High Yield Series	3,793,299	20,370,018
*Lincoln Variable Insurance Products Trust–LVIP Delaware Bond Fund	9,502,969	129,107,335
		359,461,260
International Equity Funds–20.51%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	1,207,862	20,883,934
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	5,136,142	31,155,838
LVIP Marsico International Growth Fund	6,540,475	72,259,169
LVIP Mondrian International Value Fund	4,001,997	62,479,179
LVIP Templeton Growth Fund	863,084	20,690,715
		207,468,835
International Fixed Income Fund–3.91%
*†Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	3,606,910	39,524,518
		39,524,518
Total Affiliated Investment Companies (Cost $966,802,801)		1,002,527,200
Unaffiliated Investment Company–0.97%
Commodity Fund–0.97%
**PIMCO CommodityRealReturn Strategy Portfolio	1,271,441	9,777,379
Total Unaffiliated Investment Company (Cost $9,561,617)		9,777,379
Short-Term Investment–0.01%
Money Market Mutual Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund	54,452	54,452
Total Short-Term Investment (Cost $54,452)		54,452
Total Value of Securities–100.12%
(Cost $976,418,870)		1,012,359,031
Liabilities Net of Receivables and Other Assets (See Notes)–(0.12%)		(1,175,308)
Net Assets Applicable to 94,947,707 Shares Outstanding–100.00%		$1,011,183,723

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.

______________________________________________________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Wilshire Moderate Profile Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006–December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,024,620,328
Aggregate unrealized appreciation	$ 58,693,745
Aggregate unrealized depreciation	(70,955,042)
Net unrealized depreciation	$ (12,261,297)

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Investment Companies	$1,012,304,579
Short-Term	54,452
Total	$1,012,359,031

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Wilshire Moderately Aggressive Profile Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–98.02%
Equity Funds–41.99%
*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	569,519	$12,962,249
Delaware VIP U.S. Growth Series	6,932,095	44,850,657
Delaware VIP Value Series	3,706,014	50,550,036
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	568,572	12,913,402
LVIP Capital Growth Fund	320,458	6,591,187
LVIP Delaware Special Opportunities Fund	444,677	12,965,459
LVIP MFS Value Fund	3,502,420	69,964,350
LVIP T. Rowe Price Growth Stock Fund	3,225,688	45,008,028
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,233,152	13,112,108
		268,917,476
Fixed Income Funds–25.58%
**Delaware Group Government Funds–Inflation Protected Bond Fund	2,440,888	25,116,734
*Delaware VIP Trust–
Delaware VIP Diversified Income Series	7,142,086	75,777,529
Delaware VIP High Yield Series	2,392,177	12,845,990
*Lincoln Variable Insurance Products Trust–LVIP Delaware Bond Fund	3,688,330	50,109,656
		163,849,909
International Equity Fund –26.56%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	1,142,533	19,754,390
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	3,239,137	19,648,606
LVIP Marsico International Growth Fund	5,891,855	65,093,210
LVIP Mondrian International Value Fund	3,364,262	52,522,852
LVIP Templeton Growth Fund	544,219	13,046,564
		170,065,622
International Fixed Income Fund–3.89%
*†Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	2,275,614	24,936,181
		24,936,181
Total Affiliated Investment Companies (Cost $634,871,833)		627,769,188
Unaffiliated Investment Company–1.93%
Commodity Fund–1.93%
**PIMCO CommodityRealReturn Strategy Portfolio	1,604,421	12,337,998
Total Unaffiliated Investment Company (Cost $12,073,554)		12,337,998

Short-Term Investment– 0.12%
Money Market Mutual Fund–0.12%
Dreyfus Treasury & Agency Cash Management Fund	776,043	776,043
Total Short-Term Investment (Cost $776,043)		776,043

Total Value of Securities–100.07%
(Cost $647,721,430)		640,883,229
Liabilities Net of Receivables and Other Assets (See Notes)–(0.07%)		(429,874)
Net Assets Applicable to 63,899,940 Shares Outstanding–100.00%		$640,453,355

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)– VIP Wilshire Moderately Aggressive Profile Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006– December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$686,887,921
Aggregate unrealized appreciation	$ 25,485,519
Aggregate unrealized depreciation	(71,490,211)
Net unrealized depreciation	$ (46,004,692)

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Investment Companies	$640,107,186
Short-Term	776,043
Total	$640,883,229

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Wilshire Aggressive Profile Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–96.15%
Equity Funds–49.75%
*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	83,854	$1,908,528
Delaware VIP U.S. Growth Series	1,453,184	9,402,102
Delaware VIP Value Series	546,997	7,461,042
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	83,610	1,898,947
LVIP Capital Growth Fund	47,901	985,238
LVIP Columbia Value Opportunities Fund	118,152	972,151
LVIP Delaware Special Opportunities Fund	65,489	1,909,472
LVIP MFS Value Fund	608,479	12,154,980
LVIP T. Rowe Price Growth Stock Fund	609,159	8,499,600
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	181,735	1,932,387
		47,124,447
Fixed Income Funds–6.82%
**Delaware Group Government Funds–Inflation Protected Bond Fund	179,081	1,842,743
*Delaware VIP Trust – Delaware VIP Diversified Income Series	262,017	2,780,004
*Lincoln Variable Insurance Products Trust–LVIP Delaware Bond Fund	135,318	1,838,432
		6,461,179
International Equity Funds–37.65%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	223,776	3,869,093
*Lincoln Variable Insurance Products Trust–
LVIP Cohen & Steers Global Real Estate Fund	636,799	3,862,822
LVIP Marsico International Growth Fund	1,215,564	13,429,546
LVIP Mondrian International Value Fund	744,215	11,618,684
LVIP Templeton Growth Fund	120,241	2,882,528
		35,662,673
International Fixed Income Fund–1.93%
*†Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	167,091	1,830,984
		1,830,984
Total Affiliated Investment Companies (Cost $84,262,670)		91,079,283
Unaffiliated Investment Company–1.90%
Commodity Fund–1.90%
**PIMCO CommodityRealReturn Strategy Portfolio	234,335	1,802,038
Total Unaffiliated Investment Company (Cost $1,593,524)		1,802,038

Short-Term Investment –1.65%
Money Market Mutual Fund–1.65%
Dreyfus Treasury & Agency Cash Management Fund	1,561,885	1,561,885
Total Short-Term Investment (Cost $1,561,885)		1,561,885

Total Value of Securities–99.70%
(Cost $87,418,079)		94,443,206
Receivables and Other Assets Net of Liabilities (See Notes)–0.30%		283,149
Net Assets Applicable to 10,350,237 Shares Outstanding–100.00%		$94,726,355

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Wilshire Aggressive Profile Fund (Fund).

Security Valuation–The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006– December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$101,400,930
Aggregate unrealized appreciation	$3,434,102
Aggregate unrealized depreciation	(10,391,826)
Net unrealized depreciation	$(6,957,724)

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Investment Companies	$92,881,321
Short-Term	1,561,885
Total	$94,443,206

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Wilshire 2010 Profile Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 98.92%
Equity Funds – 37.55%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA S&P 500 Index Fund	952,862	$7,070,235
LVIP SSgA Small-Cap Index Fund	168,094	2,324,061
		9,394,296
Fixed Income Funds – 40.01%
**Delaware Group Government Funds –
Inflation Protected Bond Fund	310,520	3,195,248
*Lincoln Variable Insurance Products Trust –
LVIP Delaware Bond Fund	108,257	1,470,775
LVIP SSgA Bond Index Fund	498,008	5,343,630
		10,009,653
International Equity Funds – 18.42%
*Delaware VIP Trust –
Delaware VIP Emerging Markets Series	29,878	516,587
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	213,423	1,294,623
LVIP SSgA International Index Fund	373,753	2,797,917
		4,609,127
International Fixed Income Fund – 2.94%
*†Lincoln Variable Insurance Products Trust –
LVIP Global Income Fund	67,232	736,724
		736,724
Total Affiliated Investment Companies (Cost $20,270,873)		24,749,800
Unaffiliated Investment Company – 0.97%
Commodity Fund – 0.97%
**PIMCO CommodityRealReturn Strategy Portfolio	31,398	241,454
Total Unaffiliated Investment Company (Cost $215,156)		241,454

Total Value of Securities – 99.89%
(Cost $20,486,029)		24,991,254
Receivables and Other Assets Net of Liabilities (See Notes) – 0.11%		26,653
Net Assets Applicable to 2,683,117 Shares Outstanding – 100.00%		$25,017,907

*Standard Class shares
**Institutional Class shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2010 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2007 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$21,027,797
Aggregate unrealized appreciation	3,963,457
Aggregate unrealized depreciation	-
Net unrealized appreciation	$ 3,963,457

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Investment Companies	$24,991,254
Total	$24,991,254

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Wilshire 2020 Profile Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 98.65%
Equity Funds – 41.32%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	51,144	$1,164,028
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	51,062	1,159,720
LVIP Delaware Special Opportunities Fund	59,869	1,745,610
LVIP SSgA S&P 500 Index Fund	2,333,161	17,312,056
LVIP SSgA Small-Cap Index Fund	170,489	2,357,187
		23,738,601
Fixed Income Funds – 34.05%
**Delaware Group Government Funds –
Inflation Protected Bond Fund	547,128	5,629,951
*Lincoln Variable Insurance Products Trust –
LVIP Delaware Bond Fund	124,013	1,684,845
LVIP SSgA Bond Index Fund	1,141,376	12,246,963
		19,561,759
International Equity Funds – 20.34%
*Delaware VIP Trust –
Delaware VIP Emerging Markets Series	68,318	1,181,220
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	389,722	2,364,054
LVIP SSgA International Index Fund	1,087,343	8,139,848
		11,685,122

International Fixed Income Fund – 2.94%
*†Lincoln Variable Insurance Products Trust –
LVIP Global Income Fund	153,993	1,687,450
		1,687,450
Total Affiliated Investment Companies (Cost $47,133,544)		56,672,932
Unaffiliated Investment Company – 0.96%
Commodity Fund – 0.96%
**PIMCO CommodityRealReturn Strategy Portfolio	71,940	553,222
Total Unaffiliated Investment Company (Cost $524,359)		553,222
Total Value of Securities – 99.61%
(Cost $47,657,903)		57,226,154
Receivables and Other Assets Net of Liabilities (See Notes) – 0.39%		223,396
Net Assets Applicable to 6,425,492 Shares Outstanding – 100.00%		$57,449,550

*Standard Class shares
**Institutional Class shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2020 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2007 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$48,817,923
Aggregate unrealized appreciation	8,562,367
Aggregate unrealized depreciation	(154,136)
Net unrealized appreciation	$ 8,408,231

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Investment Companies	$57,226,154
Total	$57,226,154

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Wilshire 2030 Profile Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 96.66%
Equity Funds – 44.27%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	85,051	$1,935,751
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	42,474	964,673
LVIP Delaware Special Opportunities Fund	49,792	1,451,793
LVIP SSgA S&P 500 Index Fund	2,200,621	16,328,607
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	92,005	978,284
		21,659,108
Fixed Income Funds – 24.70%
**Delaware Group Government Funds –
Inflation Protected Bond Fund	318,680	3,279,212
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Bond Index Fund	820,461	8,803,541
		12,082,753
International Equity Funds – 24.82%
*Delaware VIP Trust –
Delaware VIP Emerging Markets Series	85,235	1,473,710
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	243,022	1,474,169
LVIP SSgA International Index Fund	1,098,455	8,223,037
LVIP Templeton Growth Fund	40,578	972,784
		12,143,700
International Fixed Income Fund – 2.87%
†*Lincoln Variable Insurance Products Trust –
LVIP Global Income Fund	128,136	1,404,119
		1,404,119
Total Affiliated Investment Companies (Cost $38,867,720)		47,289,680

Unaffiliated Investment Company – 0.94%
Commodity Fund – 0.94%
**PIMCO CommodityRealReturn Strategy Portfolio	59,891	460,561
Total Unaffiliated Investment Company (Cost $440,894)		460,561

Short-Term Investment – 0.05%
Money Market Mutual Fund – 0.05%
Dreyfus Treasury & Agency Cash Management Fund	21,538	21,538
Total Short-Term Investment (Cost $21,538)		21,538
Total Value of Securities – 97.65%
(Cost $39,330,152)		47,771,779
Receivables and Other Assets Net of Liabilities (See Notes) – 2.35%		1,150,773
Net Assets Applicable to 5,563,325 Shares Outstanding – 100.00%		$48,922,552

*Standard Class shares
**Institutional Class shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2030 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2007 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$40,203,400
Aggregate unrealized appreciation	7,568,379
Aggregate unrealized depreciation	-
Net unrealized appreciation	$ 7,568,379

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Investment Companies	$47,750,241
Short-Term	21,538
Total	$47,771,779

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Wilshire 2040 Profile Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 95.33%
Equity Funds – 51.14%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	56,317	$1,281,772
*Lincoln Variable Insurance Products Trust –
LVIP Baron Growth Opportunities Fund	28,122	638,705
LVIP Delaware Special Opportunities Fund	43,963	1,281,828
LVIP SSgA S&P 500 Index Fund	1,713,334	12,712,938
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	91,418	972,046
		16,887,289
Fixed Income Fund – 12.08%
*Lincoln Variable Insurance Products Trust –
LVIP SSgA Bond Index Fund	371,813	3,989,556
		3,989,556
International Equity Funds – 30.23%
*Delaware VIP Trust –
Delaware VIP Emerging Markets Series	56,477	976,496
*Lincoln Variable Insurance Products Trust –
LVIP Cohen & Steers Global Real Estate Fund	107,346	651,163
LVIP Marsico International Growth Fund	87,331	964,831
LVIP Mondrian International Value Fund	62,346	973,346
LVIP SSgA International Index Fund	727,951	5,449,444
LVIP Templeton Growth Fund	40,340	967,062
		9,982,342
International Fixed Income Fund – 1.88%
†*Lincoln Variable Insurance Products Trust –
LVIP Global Income Fund	56,569	619,879
		619,879
Total Affiliated Investment Companies (Cost $24,902,208)		31,479,066

Unaffiliated Investment Company – 0.92%
Commodity Fund – 0.92%
**PIMCO CommodityRealReturn Strategy Portfolio	39,628	304,743
Total Unaffiliated Investment Company (Cost $280,855)		304,743

Short-Term Investment – 0.15%
Money Market Mutual Fund – 0.15%
Dreyfus Treasury & Agency Cash Management Fund	48,312	48,312
Total Short-Term Investment (Cost $48,312)		48,312

Total Value of Securities – 96.40%
(Cost $25,231,375)		31,832,121
Receivables and Other Assets Net of Liabilities (See Notes) – 3.60%		1,190,221
Net Assets Applicable to 3,996,894 Shares Outstanding – 100.00%		$33,022,342
*Standard Class shares
**Institutional Class shares
†Non income producing security.
______________________________________________________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2040 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2007 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$26,516,287
Aggregate unrealized appreciation	5,346,969
Aggregate unrealized depreciation	(31,135)
Net unrealized appreciation	$5,315,834

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Investment Companies	$31,783,809
Short-Term	48,312
Total	$31,832,121

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Cohen & Steers Global Real Estate Fund
September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.54%∆
Australia – 13.94%
Commonwealth Property Office Fund	2,542,448	$2,131,042
Dexus Property Group	2,194,441	1,636,051
Goodman Group	3,909,379	2,293,748
GPT Group	5,347,329	3,231,795
@†GPT Group	4,536,115	1
ING Office Fund	3,276,796	1,619,026
Mirvac Group	1,913,543	2,836,376
Stockland	1,257,273	4,525,911
Westfield Group	797,388	9,779,142
		28,053,092
Austria – 0.03%
†CA Immobilien Anlagen	4,054	52,437
		52,437
Bermuda – 0.61%
Orient-Express Hotels Class A	106,348	1,224,065
		1,224,065
Brazil – 1.34%
†BR Malls Participacoes	155,446	1,835,641
MRV Engenharia e Participacoes	44,663	866,007
		2,701,648
Canada – 2.93%
Boardwalk Real Estate Investment Trust	42,266	1,521,694
Brookfield Properties	257,464	2,899,045
Canadian Real Estate Investment Trust	27,843	670,884
Primaris Retail Real Estate Investment Trust	57,256	812,787
		5,904,410
■China – 0.37%
Agile Property Holdings	640,000	753,135
		753,135
Finland – 0.78%
Citycon	129,222	548,325
Sponda	255,712	1,013,968
		1,562,293
France – 4.02%
Gecina	9,384	1,119,049
Icade	9,675	1,036,253
Unibail-Rodamco	28,603	5,940,879
		8,096,181
Germany – 0.15%
IVG Immobilien	26,279	291,846
		291,846
■Hong Kong – 14.91%
China Overseas Land & Investment	938,160	2,028,847
China Resources Land	1,024,000	2,243,551
=†Glorious Property Holdings	2,327,000	1,321,135
Hang Lung Properties	693,700	2,555,501
Henderson Land Development	454,038	2,987,863
Hongkong Land Holdings	740,600	3,221,610
Hysan Development	580,231	1,452,449
Link REIT	1,075,321	2,367,094
New World Development	978,000	2,104,908
Shagri-La Asia	22,000	41,445
Sun Hung Kai Properties	656,443	9,673,006
		29,997,409
Japan – 12.28%
Aeon Mall	70,800	1,473,965
DA Office Investment	153	502,757
Goldcrest	33,230	1,004,951
Japan Prime Realty Investment	376	913,876
Japan Retail Fund Investment	26	141,041
Kenedix Realty Investment	134	503,013
Mitsubishi Estate	449,000	7,061,966
Mitsui Fudosan	463,600	7,844,147
Nomura Real Estate Holdings	15,499	251,886
NTT Urban Development	568	521,339
Sumitomo Realty & Development	193,000	3,532,153
Tokyo Tatemono	195,000	953,551
		24,704,645
Netherlands – 0.62%
Corio	17,959	1,238,470
		1,238,470
Norway – 0.47%
Norwegian Property	559,704	944,767
		944,767
Singapore – 2.63%
CapitaCommerical Trust	1,060,000	782,593
CapitaLand	993,000	2,622,340
CapitaMall Trust	250,000	328,329
Keppel Land	805,900	1,567,576
		5,300,838
Sweden – 0.63%
Castellum	33,685	326,148
Fabege	58,670	345,043
Wihlborgs Fastigheter	32,137	595,812
		1,267,003
United Kingdom – 7.62%
†Atrium European Real Estate	275,512	1,979,364
Big Yellow Group	74,811	449,008
British Land	415,819	3,157,505
Derwent London	78,132	1,521,934
Great Portland Estates	218,792	925,441
Hammerson	315,970	1,991,342
Land Securities Group	230,404	2,301,088
London & Stamford Property	216,546	445,513
Segro	343,164	2,015,223
Unite Group	130,916	553,850
		15,340,268
United States – 36.21%
Apartment Investment & Management Class A	104,139	1,536,050
AvalonBay Communities	13,851	1,007,383
BioMed Realty Trust	99,601	1,374,494
Boston Properties	36,082	2,365,175
Brandywine Realty Trust	145,547	1,606,839
Brookdale Senior Living	171,665	3,112,286
Colonial Properties Trust	27,956	272,012
Cousins Properties	122,665	1,015,666
Developers Diversified Realty	197,343	1,823,449
DuPont Fabros Technology	79,542	1,060,295
Education Realty Trust	82,209	487,499
Equity Lifestyle Properties	21,047	900,601
Equity Residential	155,313	4,768,109
Forest City Enterprises Class A	93,497	1,250,055
Glimcher Realty Trust	122,670	450,199
HCP	104,218	2,995,225
Hospitality Properties Trust	45,305	922,863
Host Hotels & Resorts	227,547	2,678,228
Inland Real Estate	102,810	900,616
Kilroy Realty	67,434	1,870,618
Kimco Realty	129,781	1,692,344
Liberty Property Trust	46,698	1,519,086
Macerich	90,060	2,731,539
Post Properties	111,055	1,998,990
ProLogis	423,147	5,043,913
PS Business Parks	28,393	1,457,129
Public Storage	80,352	6,045,685
Simon Property Group	141,412	9,818,267
SL Green Realty	34,338	1,505,721
Sovran Self Storage	43,478	1,323,036
U-Store-It Trust	93,651	585,319
Vornado Realty Trust	78,258	5,040,605
Weingarten Realty Investors	86,047	1,714,056
		72,873,352
Total Common Stock (Cost $148,598,999)		200,305,859

Right – 0.00%∆
United Kingdom – 0.00%
=Unite Group	23,802	4,769
Total Right (Cost $0)		4,769

Short-Term Investment – 0.72%
Money Market Mutual Fund – 0.72%
Dreyfus Treasury & Agency Cash Management Fund	1,455,542	1,455,542
Total Short-Term Investment (Cost $1,455,542)		1,455,542

Total Value of Securities – 100.26%
(Cost $150,054,541)		201,766,170
Liabilities Net of Receivables and Other Assets (See Notes) – (0.26%)		(532,410)
Net Assets Applicable to 33,175,046 Shares Outstanding – 100.00%		$201,233,760

∆Securities have been classified by country of origin.
†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $1,325,904, which represented 0.66% of the Fund's net assets. See Note 1 in "Notes."
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $1, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."

Summary of Abbreviations:
BRL – Brazilian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Kroner
REIT – Real Estate Investment Trust
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at September 30, 2009:

Foreign Currency Exchange Contracts1
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BRL	(57,062)	USD	31,768	10/1/09	$ (437)
CAD	(8,181)	USD	7,490	10/1/09	(150)
CAD	(72,906)	USD	67,505	10/2/09	(584)
EUR	(52,425)	USD	76,174	10/1/09	(535)
EUR	78,543	USD	(115,231)	10/2/09	(307)
GBP	317,148	USD	(511,306)	10/2/09	(4,524)
HKD	15,848,410	USD	(2,044,956)	10/2/09	26
JPY	18,023,222	USD	(200,726)	10/1/09	35
JPY	45,057,339	USD	(504,110)	10/2/09	(2,211)
NOK	53,579	USD	(9,180)	10/1/09	95
NOK	418,583	USD	(72,614)	10/2/09	(151)
SEK	(873,865)	USD	124,171	10/1/09	(1,178)
SEK	(1,269,420)	USD	180,973	10/2/09	(1,116)
SGD	125,070	USD	(88,246)	10/1/09	541
SGD	166,476	USD	(118,270)	10/2/09	(90)
					$(10,586
)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Cohen & Steers Global Real Estate Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$186,218,672
Aggregate unrealized appreciation	26,393,480
Aggregate unrealized depreciation	(10,834,870)
Net unrealized appreciation	$ 15,558,610

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $41,914,064 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $540,163 expires in 2015 and $41,373,901 expires in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$198,984,723	$-	$1,321,136	$200,305,859
Other	-	-	4,769	4,769
Short-Term	1,455,542-	-	-	1,455,542
Total	$200,440,265	$-	$1,325,905	$201,766,170

Derivatives	$ -	$(10,586)	$-	$ (10,586)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common
	Stock	Other	Total
Balance as of 12/31/08	$ -	$ -	$ -
Net purchases, sales, and settlements	1,436,955	-	1,436,955
Net realized loss	-	-	-
Net transfers in and/or out of Level 3	(102,481)	-	(102,481)
Net change in unrealized
appreciation/depreciation	(13,338)	4,769	(8,569)
Balance as of 9/30/09	$1,321,136	$4,769	$1,325,905

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$ (13,338)	$(-)	$ (13,338)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as away of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of September 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified in the schedule of investments.

5. Subsequent Event
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Baron Growth Opportunities Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.95%
Aerospace & Defense – 0.31%
†Stanley	40,000	$1,028,800
		1,028,800
Capital Markets – 3.53%
Cohen & Steers	98,700	2,368,800
Eaton Vance	122,364	3,424,968
†Jefferies Group	150,000	4,084,500
†RiskMetrics Group	115,000	1,681,300
		11,559,568
Commercial Services & Supplies – 4.27%
†Copart	147,000	4,881,870
†Covanta Holding	25,000	425,000
Ritchie Bros Auctioneers	190,700	4,679,778
†Tetra Tech	150,000	3,979,500
		13,966,148
Construction & Engineering – 1.16%
†AECOM Technology	140,000	3,799,600
		3,799,600
Distributors – 1.70%
†LKQ	300,000	5,562,000
		5,562,000
Diversified Consumer Services – 6.08%
DeVry	210,000	11,617,200
Strayer Education	38,000	8,271,840
		19,889,040
Diversified Financial Services – 2.54%
†MSCI Class A	280,750	8,315,815
		8,315,815
Electric Utilities – 1.21%
ITC Holdings	86,920	3,950,514
		3,950,514
Energy Equipment & Services – 7.94%
Atlas Energy	46,400	1,256,048
Core Laboratories	50,000	5,154,500
†FMC Technologies	194,800	10,176,351
Helmerich & Payne	118,000	4,664,540
†IHS Class A	11,300	577,769
†SEACOR Holdings	50,800	4,146,804
		25,976,012
Food & Staples Retailing – 2.00%
†Whole Foods Market	215,000	6,555,350
		6,555,350
Food Products – 1.61%
†Ralcorp Holdings	90,000	5,262,300
		5,262,300
Gas Utilities – 1.33%
Southern Union	210,000	4,365,900
		4,365,900
Health Care Equipment & Supplies – 5.52%
†Edwards Lifesciences	153,000	10,696,230
†Gen-Probe	75,000	3,108,000
†IDEXX Laboratories	85,000	4,250,000
		18,054,230
Health Care Providers & Services – 5.52%
†AMERIGROUP	218,400	4,841,928
†Community Health Systems	215,000	6,864,950
†PSS World Medical	77,500	1,691,825
†Skilled Healthcare Group	50,519	405,668
†VCA Antech	158,015	4,249,023
		18,053,394
Hotels, Restaurants & Leisure – 8.46%
†Cheesecake Factory	76,000	1,407,520
Choice Hotels International	185,000	5,746,099
†Panera Bread Class A	70,000	3,850,000
†Peet's Coffee & Tea	122,600	3,460,998
†Penn National Gaming	175,000	4,840,500
†Sonic	150,000	1,659,000
†Vail Resorts	150,000	5,031,000
†Wynn Resorts	23,950	1,697,816
		27,692,933
Household Durables – 1.16%
†Mohawk Industries	80,000	3,815,200
		3,815,200
Household Products – 0.74%
Church & Dwight	42,600	2,417,124
		2,417,124
Insurance – 1.65%
†Arch Capital Group	80,000	5,403,200
		5,403,200
Internet & Catalog Retail – 2.18%
†Blue Nile	115,000	7,143,800
		7,143,800
Internet Software & Services – 2.49%
†Equinix	61,550	5,662,600
†WebMD Health Class A	75,000	2,484,000
		8,146,600
IT Services – 0.93%
†Gartner Group	167,435	3,059,037
		3,059,037
Life Sciences Tools & Services – 4.78%
†Charles River Laboratories International	93,000	3,439,140
†Covance	43,779	2,370,633
†Mettler-Toledo International	70,493	6,385,961
Techne	55,000	3,440,250
		15,635,984
Machinery – 1.62%
American Railcar Industries	50,044	530,967
Kaydon	47,000	1,523,740
Kennametal	30,000	738,300
Valmont Industries	29,500	2,512,810
		5,305,817
Media – 3.47%
Interactive Data	53,936	1,413,663
†Lamar Advertising Class A	150,000	4,116,000
†Morningstar	120,000	5,827,200
		11,356,863
Oil, Gas & Consumable Fuels – 2.85%
†Concho Resources	46,438	1,686,628
†Encore Acquisition	204,100	7,633,340
		9,319,968
Professional Services – 1.03%
†CoStar Group	81,500	3,359,430
		3,359,430
Real Estate Investment Trusts – 1.82%
†Alexander's	12,700	3,757,676
Alexandria Real Estate Equities	35,000	1,902,250
Douglas Emmett	25,000	307,000
		5,966,926
Real Estate Management & Development – 0.98%
†CB Richard Ellis Group Class A	272,600	3,200,324
		3,200,324
Road & Rail – 2.55%
†Genesee & Wyoming Class A	200,000	6,064,000
Landstar System	60,000	2,283,600
		8,347,600
Software – 3.40%
†ANSYS	130,000	4,871,100
†Concur Technologies	70,000	2,783,200
FactSet Research Systems	52,400	3,470,976
		11,125,276
Specialty Retail – 5.94%
†CarMax	136,000	2,842,400
†Dick's Sporting Goods	244,600	5,479,040
†J. Crew Group	155,352	5,564,709
Penske Auto Group	240,000	4,603,200
Tiffany	25,000	963,250
		19,452,599
Textiles, Apparel & Luxury Goods – 3.34%
Polo Ralph Lauren	70,000	5,363,400
†Under Armour Class A	200,102	5,568,839
		10,932,239
Trading Company & Distributors – 0.80%
MSC Industrial Direct Class A	60,000	2,614,800
		2,614,800
Wireless Telecommunication Services – 0.04%
†SBA Communications Class A	5,120	138,394
		138,394
Total Common Stock (Cost $216,404,675)		310,772,785
Warrant – 0.00%
†Krispy Kreme Doughnuts	2,386	143
Total Warrant (Cost $24)		143
Short-Term Investment – 5.09%
Money Market Mutual Fund – 5.09%
Dreyfus Treasury & Agency Cash Management Fund	16,678,163	16,678,163
Total Short-Term Investment (Cost $16,678,163)		16,678,163
Total Value of Securities – 100.04%
(Cost $233,082,862)		327,451,091
Liabilities Net of Receivables and Other Assets (See Notes) – (0.04%)		(141,880)
Net Assets Applicable to 14,484,202 Shares Outstanding – 100.00%		$327,309,211

†Non income producing security.

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Baron Growth Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$233,130,866
Aggregate unrealized appreciation	103,166,879
Aggregate unrealized depreciation	(8,846,654)
Net unrealized appreciation	$ 94,320,225

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $24,835,858 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Common Stock	$310,772,785
Short-Term	16,678,163
Other	143
Total	$327,451,091

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

4. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Turner Mid-Cap Growth Fund

September 30, 2009
                  Number of                           Value
	Shares	(U.S. $)
Common Stock – 100.37%
Aerospace & Defense – 1.39%
Precision Castparts	4,000	$407,480
		407,480
Air Freight & Logistics – 1.28%
Robinson (C.H.) Worldwide	6,520	376,530
		376,530
Airlines – 1.04%
†Continental Airlines Class B	18,590	305,620
		305,620
Auto Components – 1.06%
†Goodyear Tire & Rubber	18,240	310,627
		310,627
Beverages – 1.49%
†Green Mountain Coffee Roasters	3,150	232,596
†Hansen Natural	5,590	205,377
		437,973
Biotechnology – 3.46%
†Alexion Pharmaceuticals	10,030	446,736
†United Therapeutics	8,100	396,819
†Vertex Pharmaceuticals	4,470	169,413
		1,012,968
Capital Markets – 3.41%
†Affiliated Managers Group	3,300	214,533
T. Rowe Price Group	9,790	447,403
†TD Ameritrade Holding	17,260	338,641
		1,000,577
Chemicals – 2.63%
Airgas	3,910	189,127
CF Industries Holdings	3,580	308,703
Ecolab	5,940	274,606
		772,436
Commercial Banks – 0.80%
Fifth Third Bancorp	23,030	233,294
		233,294
Communications Equipment – 4.13%
†Brocade Communications Systems	35,440	278,558
†Ciena	12,730	207,244
†F5 Networks	12,980	514,397
†Juniper Networks	7,780	210,216
		1,210,415
Computers & Peripherals – 1.76%
†NetApp	19,370	516,792
		516,792
Construction & Engineering – 0.35%
†URS	2,380	103,887
		103,887
Diversified Financial Services – 2.78%
Discover Financial Services	15,130	245,560
†IntercontinentalExchange	2,910	282,823
†MSCI Class A	9,720	287,906
		816,289
Energy Equipment & Services – 2.39%
†Cameron International	10,530	398,245
†Nabors Industries	14,420	301,378
		699,623
Food & Staples Retailing – 1.67%
†Whole Foods Market	16,090	490,584
		490,584
Gas Utilities – 0.66%
Questar	5,150	193,434
		193,434
Health Care Equipment & Supplies – 2.27%
Beckman Coulter	4,270	294,374
†Intuitive Surgical	1,420	372,395
		666,769
Health Care Providers & Services – 4.76%
AmerisourceBergen	9,400	210,372
CIGNA	7,120	200,001
†Community Health Systems	5,890	188,068
†DaVita	3,970	224,861
†Health Management Associates Class A	16,160	121,038
†Laboratory Corporation of America Holdings	3,300	216,810
Omnicare	10,450	235,333
		1,396,483
Hotels, Restaurants & Leisure – 6.04%
Darden Restaurants	4,720	161,094
†Panera Bread Class A	2,130	117,150
†Penn National Gaming	5,780	159,875
Starwood Hotels & Resorts Worldwide	14,690	485,210
†WMS Industries	8,845	394,133
†Wynn Resorts	6,410	454,404
		1,771,866
Household Durables – 2.36%
Black & Decker	4,260	197,195
D.R. Horton	21,980	250,792
Pulte Homes	22,180	243,758
		691,745
Household Products – 1.28%
†Energizer Holdings	5,640	374,158
		374,158
Independent Power Producers & Energy Traders – 1.11%
†AES	22,030	326,485
		326,485
Industrial Conglomerates – 0.92%
†McDermott International	10,630	268,620
		268,620
Insurance – 1.67%
Genworth Financial	28,050	335,198
Hartford Financial Services Group	5,770	152,905
		488,103
Internet & Catalog Retail – 1.12%
†priceline.com	1,980	328,324
		328,324
Internet Software & Services – 2.12%
†MercadoLibre	4,200	161,532
†VeriSign	12,490	295,888
†VistaPrint	3,210	162,908
		620,328
IT Services – 2.56%
†Fiserv	7,430	358,126
Global Payments	8,380	391,346
		749,472
Life Sciences Tools & Services – 2.80%
†Illumina	10,120	430,100
†Life Technologies	5,160	240,198
†Waters	2,690	150,263
		820,561
Machinery – 3.67%
Cummins	9,150	410,011
Joy Global	4,770	233,444
†NaviStar International	3,940	147,435
Parker Hannifin	5,480	284,083
		1,074,973
Media – 0.65%
Cablevision Systems Class A	8,010	190,238
		190,238
Metals & Mining – 2.62%
Alcoa	19,890	260,957
†Thompson Creek Metals	8,020	96,801
United States Steel	9,240	409,979
		767,737
Multiline Retail – 1.07%
Nordstrom	10,290	314,257
		314,257
Oil, Gas & Consumable Fuels – 3.98%
Consol Energy	8,600	387,946
†PetroHawk Energy	14,380	348,140
Range Resources	8,750	431,899
		1,167,985
Personal Products – 2.68%
Alberto-Culver	7,010	194,037
Avon Products	17,460	592,941
		786,978
Pharmaceuticals – 0.78%
†Watson Pharmaceuticals	6,270	229,733
		229,733
Professional Services – 1.14%
Robert Half International	13,330	333,517
		333,517
Real Estate Investment Trusts – 1.18%
Digital Realty Trust	7,550	345,111
		345,111
Real Estate Management & Development – 0.74%
†CB Richard Ellis Group Class A	18,370	215,664
		215,664
Semiconductors & Semiconductor Equipment – 10.43%
ASML Holding	8,960	264,947
†Atheros Communications	10,980	291,299
†Broadcom Class A	13,890	426,284
†Lam Research	10,570	361,071
†Marvell Technology Group	25,860	418,673
†Micron Technology	59,420	487,245
†NetLogic Microsystems	4,350	195,750
†PMC-Sierra	32,580	311,465
†Varian Semiconductor Equipment Associates	9,147	300,387
		3,057,121
Software – 2.73%
†McAfee	10,930	478,625
†salesforce.com	5,630	320,516
		799,141
Specialty Retail – 4.60%
†Bed Bath & Beyond	10,500	394,170
Guess	12,470	461,889
†Urban Outfitters	16,300	491,770
		1,347,829
Telecommunications – 1.04%
Alcatel-Lucent	68,040	305,500
		305,500
Textiles, Apparel & Luxury Goods – 2.11%
Coach	13,360	439,811
†Warnaco Group	4,060	178,072
		617,883
Trading Companies & Distributors – 0.82%
Fastenal	6,190	239,553
		239,553
Wireless Telecommunication Services – 0.82%
†Millicom International Cellular	3,300	240,042
		240,042
Total Common Stock (Cost $23,832,213)		29,424,705
Total Value of Securities – 100.37%
(Cost $23,832,213)		29,424,705
Liabilities Net of Receivables and Other Assets (See Notes) – (0.37%)		(108,684)
Net Assets Applicable to 3,532,147 Shares Outstanding – 100.00%		$29,316,021

†Non income producing security.

______________________________________________________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Turner Mid-Cap Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-ended investment companies are valued at their published net asset value.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006–December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$24,108,345
Aggregate unrealized appreciation	$ 5,864,843
Aggregate unrealized depreciation	(548,483)
Net unrealized appreciation	$ 5,316,360

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $6,043,573 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Common Stock	$29,424,705
Total	$29,424,705

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

4. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Growth Stock Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock–99.31%
Aerospace & Defense–1.23%
Lockheed Martin	13,800	$1,077,504
Precision Castparts	18,700	1,904,969
		2,982,473
Air Freight & Logistics–1.30%
Expeditors International of Washington	46,100	1,620,415
United Parcel Service Class B	27,100	1,530,337
		3,150,752
Beverages–1.55%
PepsiCo	63,720	3,737,815
		3,737,815
Biotechnology–2.52%
†Celgene	23,300	1,302,470
†Gilead Sciences	102,800	4,788,424
		6,090,894
Capital Markets–6.38%
BlackRock	3,800	823,916
Franklin Resources	12,500	1,257,500
Goldman Sachs Group	16,050	2,958,818
Invesco	108,300	2,464,908
Morgan Stanley	50,700	1,565,616
Northern Trust	29,900	1,738,984
Schwab (Charles)	79,300	1,518,595
State Street	59,100	3,108,659
		15,436,996
Chemicals–2.24%
Monsanto	26,500	2,051,100
Praxair	41,100	3,357,459
		5,408,559
Commercial Banks–1.89%
PNC Financial Services Group	29,200	1,418,828
U.S. Bancorp	59,000	1,289,740
Wells Fargo	66,400	1,871,152
		4,579,720
Commercial Services & Supplies–0.55%
Republic Services	50,200	1,333,814
		1,333,814
Communications Equipment–4.22%
†Cisco Systems	132,500	3,119,050
†Juniper Networks	75,700	2,045,414
QUALCOMM	112,300	5,051,254
		10,215,718
Computers & Peripheral–5.76%
†Apple	75,200	13,939,824
		13,939,824
Construction & Engineering–0.16%
†Quanta Services	17,200	380,636
		380,636
Consumer Finance–0.84%
American Express	59,800	2,027,220
		2,027,220
Diversified Consumer Services–0.53%
†Apollo Group Class A	17,300	1,274,491
		1,274,491
Diversified Financial Services–3.89%
Bank of America	138,900	2,350,188
CIA Brasileira	176,800	1,751,483
†IntercontinentalExchange	14,000	1,360,660
JPMorgan Chase	89,800	3,935,036
		9,397,367
Electronic Equipment, Instruments & Components–1.05%
†Dolby Laboratories Class A	43,700	1,668,903
Toshiba	168,000	881,404
		2,550,307
Energy Equipment & Services–2.86%
†Cameron International	42,000	1,588,440
Schlumberger	67,100	3,999,160
Smith International	46,100	1,323,070
		6,910,670
Food & Staples Retailing–2.76%
Costco Wholesale	34,500	1,947,870
CVS Caremark	60,517	2,162,878
Wal-Mart Stores	52,200	2,562,498
		6,673,246
Food Products–0.65%
Nestle	36,706	1,564,083
		1,564,083
Health Care Equipment & Supplies–2.33%
Covidien	16,325	706,220
†Intuitive Surgical	9,100	2,386,475
†St. Jude Medical	34,500	1,345,845
Stryker	26,100	1,185,723
		5,624,263
Health Care Providers & Services–7.02%
†Express Scripts	60,100	4,662,558
McKesson	41,300	2,459,415
†Medco Health Solutions	145,500	8,047,604
†WellPoint	37,960	1,797,786
		16,967,363
Hotels, Restaurants & Leisure–2.60%
Carnival	17,800	592,384
Marriott International Class A	49,254	1,358,918
†MGM MIRAGE	56,400	679,056
†Starbucks	95,900	1,980,335
†Wynn Macau	243,200	316,317
Yum! Brands	40,300	1,360,528
		6,287,538
Household Products–1.51%
Procter & Gamble	63,207	3,660,949
		3,660,949
Industrial Conglomerate–0.87%
3M	19,000	1,402,200
†McDermott International	27,600	697,452
		2,099,652
Internet & Catalog Retail–5.31%
†Amazon.com	105,600	9,858,816
†Expedia	75,123	1,799,196
†priceline.com	7,100	1,177,322
		12,835,334
Internet Software & Services–5.42%
†Google Class A	21,400	10,611,190
Tencent Holdings	153,800	2,502,475
		13,113,665
IT Services–6.23%
Accenture Class A	61,050	2,275,334
Automatic Data Processing	38,600	1,516,980
MasterCard Class A	12,800	2,587,520
Visa Class A	80,900	5,590,998
Western Union	163,900	3,100,988
		15,071,820
Life Sciences Tools & Services –0.21%
†Illumina	11,700	497,250
		497,250
Machinery–3.97%
Danaher	108,520	7,305,566
Deere	19,800	849,816
PACCAR	38,100	1,436,751
		9,592,133
Media–1.46%
Disney (Walt)	39,000	1,070,940
McGraw-Hill Companies	97,700	2,456,178
		3,527,118
Metals & Mining–0.87%
Agnico-Eagle Mines	3,100	210,335
BHP Billiton	56,787	1,890,393
		2,100,728
Multiline Retail–0.82%
†Dollar Tree	17,600	856,768
†Kohl's	19,800	1,129,590
		1,986,358
Oil, Gas & Consumable Fuels–3.95%
EOG Resources	18,400	1,536,584
Exxon Mobil	31,200	2,140,632
Murphy Oil	19,500	1,122,615
Petroleo Brasiliero ADR	79,200	3,113,352
Suncor Energy	47,700	1,648,512
		9,561,695
Pharmaceuticals–2.51%
Allergan	53,500	3,036,660
†Elan ADR	83,500	593,685
Novo Nordisk Class B	14,389	900,895
Teva Pharmaceutical Industries ADR	30,500	1,542,080
		6,073,320
Road & Rail–0.17%
Union Pacific	7,200	420,120
		420,120
Semiconductors & Semiconductor Equipment–2.38%
†Broadcom Class A	43,200	1,325,808
Intel	57,000	1,115,490
†Marvell Technology Group	153,700	2,488,403
@#†Samsung Electronics GDR 144A	2,400	830,045
		5,759,746
Software–3.88%
†Autodesk	58,200	1,385,160
†McAfee	59,700	2,614,263
Microsoft	162,165	4,198,452
†salesforce.com	20,800	1,184,144
		9,382,019
Specialty Retail–2.55%
†AutoZone	20,300	2,968,266
†CarMax	27,200	568,480
Lowe's Companies	84,400	1,767,336
†O'Reilly Automotive	24,200	874,588
		6,178,670
Textiles, Apparel & Luxury Goods–0.83%
NIKE Class B	30,900	1,999,230
		1,999,230
Trading Companies & Distributors–0.10%
Fastenal	6,300	243,810
		243,810
Wireless Telecommunication Services–3.94%
†American Tower Class A	101,400	3,690,960
†Crown Castle International	153,800	4,823,168
†Leap Wireless International	22,900	447,695
†MetroPCS Communications	59,800	559,728
		9,521,551
Total Common Stock (Cost $223,495,292)		240,158,917

Short-Term Investment–0.73%
Money Market Mutual Fund–0.73%
Dreyfus Treasury & Agency Cash Management Fund	1,763,876	1,763,876
Total Short-Term Investment (Cost $1,763,876)		1,763,876
Total Value of Securities–100.04%
(Cost $225,259,168)		241,922,793
Liabilities Net of Receivables and Other Assets (See Notes)–(0.04%)		(104,723)
Net Assets Applicable to 17,333,616 Shares Outstanding–100.00%		$241,818,070

†Non income producing security.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $830,045, which represented 0.34% of the Fund’s net assets. See Note 4 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $830,045, which represented 0.34% of the Fund’s net assets. See Note 4 in "Notes."

Summary of Abbreviations:
ADR–American Depositary Receipts
GDR–Global Depositary Receipts
JPY–Japanese Yen
USD–United States Dollar

The following foreign currency exchange contract was outstanding at September 30, 2009:

Foreign Currency Exchange Contract1
			Unrealized
Contract to Receive	In Exchange For	Settlement Date	Appreciation
JPY 12,176,901	USD (134,566)	10/1/09	$1,073

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP T. Rowe Price Growth Stock Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$ 230,809,570
Aggregate unrealized appreciation	$ 24,572,862
Aggregate unrealized depreciation	(13,459,639)
Net unrealized appreciation	$ 11,113,223

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $73,228,044 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $13,312,950 expires in 2009, $38,367,688 expires in 2010, $2,424,292 expires in 2011, and $19,123,114 expires in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Total
Common Stock	$239,328,872	$830,045	$240,158,917
Short-Term	1,763,876	-	1,763,876
Total	$241,092,748	$830,045	$241,922,793

Derivatives	$ -	$ 1,073	$ 1,073

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of September 30, 2009, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Capital Growth Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.43%
Aerospace & Defense – 5.51%
Boeing	38,360	$2,077,194
General Dynamics	47,960	3,098,216
Precision Castparts	39,190	3,992,285
		9,167,695
Air Freight & Logistics – 1.79%
FedEx	39,690	2,985,482
		2,985,482
Auto Components – 0.96%
Johnson Controls	62,650	1,601,334
		1,601,334
Capital Markets – 2.76%
Goldman Sachs Group	14,730	2,715,476
†UBS	102,700	1,879,885
		4,595,361
Commercial Banks – 3.74%
Itau Unibanco Holding ADR	74,215	1,495,432
SunTrust Banks	74,490	1,679,750
Wells Fargo	108,190	3,048,794
		6,223,976
Communications Equipment – 7.09%
†Cisco Systems	248,310	5,845,217
†Juniper Networks	94,830	2,562,307
QUALCOMM	75,410	3,391,942
		11,799,466
Computers & Peripherals – 7.54%
†Apple	29,710	5,507,343
Hewlett-Packard	69,060	3,260,323
†NetApp	142,140	3,792,295
		12,559,961
Construction & Engineering – 0.65%
Fluor	21,160	1,075,986
		1,075,986
Diversified Consumer Services – 2.78%
†Apollo Group Class A	48,990	3,609,093
†ITT Educational Services	9,270	1,023,501
		4,632,594
Diversified Financial Services – 3.11%
Bank of America	174,530	2,953,048
Moody's	108,690	2,223,797
		5,176,845
Electrical Equipment – 2.14%
ABB ADR	68,330	1,369,333
Emerson Electric	18,200	729,456
†Vestas Wind Systems	20,319	1,468,889
		3,567,678
Energy Equipment & Services – 6.26%
Halliburton	85,170	2,309,810
†National Oilwell Varco	56,880	2,453,234
Schlumberger	68,370	4,074,852
†Transocean	18,454	1,578,371
		10,416,267
Health Care Equipment & Supplies – 2.01%
Covidien	39,300	1,700,118
†St. Jude Medical	42,300	1,650,123
		3,350,241
Hotels, Restaurants & Leisure – 2.14%
International Game Technology	101,520	2,180,649
†MGM MIRAGE	115,290	1,388,092
		3,568,741
Industrial Conglomerates – 1.04%
Siemens ADR	18,640	1,732,774
		1,732,774
Insurance – 4.06%
Hartford Financial Services Group	189,810	5,029,965
Marsh & McLennan	70,110	1,733,820
		6,763,785
Internet & Catalog Retail – 1.13%
†Amazon.com	20,110	1,877,470
		1,877,470
Internet Software & Services – 4.53%
†Google Class A	6,100	3,024,685
†VeriSign	120,720	2,859,857
†Yahoo	93,340	1,662,385
		7,546,927
IT Services – 5.73%
Accenture Class A	72,080	2,686,421
MasterCard Class A	11,090	2,241,844
Visa Class A	32,400	2,239,164
Western Union	125,260	2,369,919
		9,537,348
Machinery – 4.35%
Caterpillar	6,910	354,690
Cummins	29,930	1,341,163
Eaton	12,380	700,584
Illinois Tool Works	49,880	2,130,375
PACCAR	71,870	2,710,218
		7,237,030
Media – 1.07%
†Viacom Class B	63,640	1,784,466
		1,784,466
Metals & Mining – 2.03%
Barrick Gold	40,200	1,523,580
BHP Billiton ADR	28,120	1,856,201
		3,379,781
Multiline Retail – 1.50%
Target	53,340	2,489,911
		2,489,911
Oil, Gas & Consumable Fuels – 2.79%
Consol Energy	27,200	1,226,992
Hess	42,540	2,274,188
Petroleo Brasileiro ADR	24,790	1,137,861
		4,639,041
Pharmaceuticals – 1.28%
Teva Pharmaceutical Industries ADR	42,170	2,132,115
		2,132,115
Semiconductors & Semiconductor Equipment – 4.45%
Altera	102,800	2,108,428
Analog Devices	72,640	2,003,411
Texas Instruments	106,490	2,522,748
Xilinx	32,840	769,113
		7,403,700
Software – 7.66%
†BMC Software	64,249	2,411,265
†McAfee	45,740	2,002,955
Microsoft	184,260	4,770,492
Oracle	171,570	3,575,519
		12,760,231
Specialty Retail – 6.40%
Best Buy	76,610	2,874,407
Lowe's	95,820	2,006,471
Staples	127,150	2,952,423
TJX Companies	76,180	2,830,087
		10,663,388
Textiles, Apparel & Luxury Goods – 1.93%
Coach	97,520	3,210,358
		3,210,358
Total Common Stock (Cost $140,354,651)		163,879,952

Short-Term Investment – 0.86%
Money Market Mutual Fund – 0.86%
Dreyfus Treasury & Agency Cash Management Fund	1,432,236	1,432,236
Total Short-Term Investment (Cost $1,432,236)		1,432,236

Total Value of Securities – 99.29%
(Cost $141,786,887)		165,312,188
Receivables and Other Assets Net of Liabilities (See Notes) – 0.71%		1,178,698
Net Assets Applicable to 8,098,433 Shares Outstanding – 100.00%		$166,490,886

†Non income producing security.
ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Capital Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices.  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$147,889,803
Aggregate unrealized appreciation	22,593,543
Aggregate unrealized depreciation	(5,171,158)
Net unrealized appreciation	$ 17,422,385

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $33,388,980 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $14,024,321 expires in 2011 and $19,364,659 expires in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Common Stock	$163,879,952
Short-Term	1,432,236
Total	$165,312,188

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

4. Subsequent Event
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP SSgA S&P 500 Index Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.29%
Aerospace & Defense – 2.67%
Boeing	47,618	$2,578,515
General Dynamics	25,094	1,621,072
Goodrich	8,483	460,966
Honeywell International	47,901	1,779,522
ITT	11,977	624,601
L-3 Communications Holdings	7,679	616,777
Lockheed Martin	20,908	1,632,497
Northrop Grumman	20,289	1,049,956
Precision Castparts	9,060	922,942
Raytheon	24,446	1,172,675
Rockwell Collins	10,667	541,884
United Technologies	61,500	3,747,194
		16,748,601
Air Freight & Logistics – 1.01%
Expeditors International of Washington	14,471	508,656
FedEx	20,440	1,537,497
Robinson (C.H.) Worldwide	11,225	648,244
United Parcel Service Class B	64,991	3,670,041
		6,364,438
Airlines – 0.08%
Southwest Airlines	50,162	481,555
		481,555
Auto Components – 0.20%
†Goodyear Tire & Rubber	16,280	277,248
Johnson Controls	37,555	959,906
		1,237,154
Automobiles – 0.30%
†Ford Motor	209,546	1,510,827
Harley-Davidson	15,093	347,139
		1,857,966
Beverages – 2.60%
Brown-Forman Class B	6,941	334,695
Coca Cola	150,730	8,094,200
Coca-Cola Enterprises	21,909	469,072
†Constellation Brands Class A	10,550	159,833
†Dr Pepper Snapple Group	17,200	494,500
Molson Coors Brewing Class B	10,160	494,589
Pepsi Bottling Group	10,084	367,461
PepsiCo	100,647	5,903,953
		16,318,303
Biotechnology – 1.66%
†Amgen	65,005	3,915,250
†Biogen Idec	18,269	922,950
†Celgene	29,301	1,637,926
†Cephalon	4,800	279,552
†Genzyme	16,942	961,120
†Gilead Sciences	58,989	2,747,708
		10,464,506
Building Products – 0.05%
Masco	25,727	332,393
		332,393
Capital Markets – 2.97%
Ameriprise Financial	17,106	621,461
Bank of New York Mellon	78,634	2,279,600
†E*Trade Financial	91,358	159,877
Federated Investors Class B	7,090	186,963
Franklin Resources	9,764	982,258
Goldman Sachs Group	32,916	6,068,064
Invesco	27,400	623,624
Janus Capital Group	13,111	185,914
Legg Mason	10,333	320,633
Morgan Stanley	88,006	2,717,625
Northern Trust	15,117	879,205
Schwab (Charles)	62,493	1,196,741
¤State Street	31,899	1,677,887
T. Rowe Price Group	16,278	743,905
		18,643,757
Chemicals – 1.93%
Air Products & Chemicals	13,204	1,024,366
Airgas	5,100	246,687
CF Industries Holdings	2,930	252,654
Dow Chemical	73,913	1,926,912
duPont (E.I.) deNemours	57,963	1,862,931
Eastman Chemical	4,524	242,215
Ecolab	15,239	704,499
FMC	4,600	258,750
International Flavors & Fragrances	5,772	218,932
Monsanto	35,466	2,745,068
PPG Industries	10,833	630,589
Praxair	19,833	1,620,158
Sigma-Aldrich	6,954	375,377
		12,109,138
Commercial Banks – 2.73%
BB&T	44,278	1,206,133
Comerica	10,761	319,279
Fifth Third Bancorp	49,937	505,862
†First Horizon National	14,129	186,929
Huntington Bancshares	33,046	155,647
KeyCorp	50,644	329,186
M&T Bank	4,621	287,981
Marshall & Ilsley	20,628	166,468
PNC Financial Services Group	30,423	1,478,254
Regions Financial	76,433	474,649
SunTrust Banks	30,962	698,193
U.S. Bancorp	123,472	2,699,097
Wells Fargo	301,598	8,499,031
Zions Bancorp	9,321	167,498
		17,174,207
Commercial Services & Supplies – 0.53%
Avery Dennison	8,173	294,310
Cintas	9,226	279,640
Donnelley (R.R.) & Sons	15,611	331,890
†Iron Mountain	10,200	271,932
Pitney Bowes	13,968	347,105
Republic Services	21,540	572,318
†Stericycle	5,900	285,855
Waste Management	30,974	923,644
		3,306,694
Communications Equipment – 2.87%
†Ciena	3,569	58,103
†Cisco Systems	373,574	8,793,933
Corning	100,556	1,539,512
Harris	9,300	349,680
†JDS Uniphase	19,602	139,370
†Juniper Networks	32,993	891,471
Motorola	144,138	1,238,145
QUALCOMM	107,463	4,833,686
†Tellabs	27,032	187,061
		18,030,961
Computers & Peripherals – 5.49%
†Apple	57,998	10,751,090
†Dell	112,341	1,714,324
†EMC	131,777	2,245,480
Hewlett Packard	154,229	7,281,151
International Business Machines	85,240	10,195,557
†Lexmark International Class A	4,934	106,278
†NetApp	22,103	589,708
†QLogic	7,082	121,810
†SanDisk	12,504	271,337
†Sun Microsystems	50,720	461,045
†Teradata	9,632	265,073
†Western Digital	13,200	482,196
		34,485,049
Construction & Engineering – 0.20%
Fluor	11,820	601,047
†Jacobs Engineering Group	8,370	384,602
†Quanta Services	11,600	256,708
		1,242,357
Construction Materials – 0.07%
Vulcan Materials	8,379	453,053
		453,053
Consumer Finance – 0.71%
American Express	77,240	2,618,436
Capital One Financial	28,710	1,025,808
Discover Financial Services	36,090	585,741
†SLM	26,292	229,266
		4,459,251
Containers & Packaging – 0.21%
Ball	5,886	289,591
Bemis	6,734	174,478
†Owens-Illinois	11,200	413,280
†Pactiv	9,749	253,961
Sealed Air	10,003	196,359
		1,327,669
Distributors – 0.05%
Genuine Parts	9,044	344,215
		344,215
Diversified Consumer Services – 0.20%
†Apollo Group Class A	8,215	605,199
Block (H &R)	22,656	416,417
DeVry	4,100	226,812
		1,248,428
Diversified Financial Services – 4.40%
Bank of America	557,674	9,435,844
Citigroup	838,580	4,058,727
CME Group	4,401	1,356,344
†IntercontinentalExchange	4,244	412,474
JPMorgan Chase	254,447	11,149,869
†Leucadia National	12,071	298,395
Moody's	12,208	249,776
†Nasdaq OMX Group	8,700	183,135
NYSE Euronext	17,756	512,971
		27,657,535
Diversified Telecommunication Services – 2.76%
AT&T	381,917	10,315,579
CenturyTel	17,835	599,256
Frontier Communications	24,278	183,056
Qwest Communications International	99,557	379,312
Verizon Communications	183,749	5,562,082
Windstream	31,464	318,730
		17,358,015
Electric Utilities – 1.99%
Allegheny Energy	11,953	316,994
American Electric Power	30,051	931,280
Duke Energy	84,689	1,333,005
Edison International	21,221	712,601
Entergy	12,393	989,705
Exelon	43,333	2,150,183
FirstEnergy	19,681	899,815
FPL Group	26,549	1,466,301
Northeast Utilities	11,000	261,140
Pepco Holdings	11,954	177,876
Pinnacle West Capital	7,253	238,043
PPL	23,859	723,882
Progress Energy	18,042	704,721
Southern	49,989	1,583,152
		12,488,698
Electrical Equipment – 0.37%
Emerson Electric	48,328	1,936,986
Rockwell Automation	9,046	385,360
		2,322,346
Electronic Equipment, Instruments & Components – 0.28%
†Agilent Technologies	22,888	636,972
Amphenol Class A	11,800	444,624
†FLIR Systems	10,900	304,873
Jabil Circuit	17,331	232,409
Molex	7,745	161,716
		1,780,594
Energy Equipment & Services – 1.81%
Baker Hughes	19,724	841,426
BJ Services	20,731	402,803
†Cameron International	14,490	548,012
Diamond Offshore Drilling	4,700	448,944
ENSCO International	8,037	341,894
†FMC Technologies	8,400	438,816
Halliburton	59,008	1,600,296
†Nabors Industries	20,094	419,965
†National Oilwell Varco	26,315	1,134,966
Rowan Companies	8,910	205,554
Schlumberger	76,766	4,575,253
Smith International	14,891	427,372
		11,385,301
Food & Staples Retailing – 2.72%
Costco Wholesale	28,181	1,591,099
CVS Caremark	92,821	3,317,423
Kroger	41,077	847,829
Safeway	28,596	563,913
Supervalu	13,456	202,647
Sysco	37,291	926,681
Walgreen	65,079	2,438,510
Wal-Mart Stores	140,587	6,901,417
†Whole Foods Market	10,421	317,736
		17,107,255
Food Products – 1.60%
Archer-Daniels-Midland	39,822	1,163,599
Campbell Soup	13,760	448,851
ConAgra Foods	29,681	643,484
†Dean Foods	10,998	195,654
General Mills	21,683	1,395,952
Heinz (H.J.)	20,316	807,561
Hershey	11,195	435,038
Hormel Foods	3,700	131,424
Kellogg	16,071	791,175
Kraft Foods Class A	95,880	2,518,771
McCormick	9,223	313,029
Sara Lee	47,833	532,860
Smucker (J.M.)	8,253	437,492
Tyson Food Class A	21,382	270,055
		10,084,945
Gas Utilities – 0.14%
EQT	7,400	315,240
NICOR	3,119	114,124
Questar	11,854	445,236
		874,600
Health Care Equipment & Supplies – 1.89%
Bard (C.R.)	6,690	525,901
Baxter International	38,302	2,183,597
Becton, Dickinson	14,877	1,037,671
†Boston Scientific	94,239	997,991
†CareFusion	11,658	254,134
DENTSPLY International	10,400	359,216
†Hospira	10,864	484,534
†Intuitive Surgical	2,500	655,625
Medtronic	72,733	2,676,574
†St. Jude Medical	21,915	854,904
Stryker	18,131	823,691
†Varian Medical Systems	7,025	295,963
†Zimmer Holdings	14,006	748,621
		11,898,422
Health Care Providers & Services – 1.94%
Aetna	28,910	804,565
AmerisourceBergen	20,820	465,952
Cardinal Health	23,315	624,842
CIGNA	18,170	510,395
†Coventry Health Care	9,448	188,582
†DaVita	7,300	413,472
†Express Scripts	18,134	1,406,836
†Humana	11,682	435,739
†Laboratory Corp. of America Holdings	7,317	480,727
McKesson	17,292	1,029,739
†Medco Health Solutions	31,062	1,718,039
†Patterson Companies	5,476	149,221
Quest Diagnostics	10,066	525,345
†Tenet Healthcare	19,968	117,412
UnitedHealth Group	75,286	1,885,160
†WellPoint	30,770	1,457,267
		12,213,293
Health Care Technology – 0.03%
IMS Health	11,219	172,212
		172,212
Hotels, Restaurants & Leisure – 1.45%
Carnival	27,873	927,613
Darden Restaurants	8,638	294,815
International Game Technology	20,267	435,335
Marriott International Class A	16,172	446,185
McDonald's	70,991	4,051,457
†Starbucks	46,682	963,983
Starwood Hotels & Resorts Worldwide	13,144	434,146
Wyndham Worldwide	9,969	162,694
†Wynn Resorts	5,000	354,450
Yum Brands	31,203	1,053,414
		9,124,092
Household Durables – 0.46%
Black & Decker	4,577	211,869
D.R. Horton	19,559	223,168
Fortune Brands	10,293	442,392
Harman International Industries	5,220	176,854
KB HOME	6,260	103,979
Leggett & Platt	12,281	238,251
Lennar Class A	10,307	146,875
Newell Rubbermaid	21,094	330,965
Pulte Homes	22,596	248,325
Snap-On	3,037	105,566
Stanley Works	5,909	252,255
Whirlpool	5,482	383,521
		2,864,020
Household Products – 2.47%
Clorox	9,331	548,849
Colgate-Palmolive	32,559	2,483,601
Kimberly-Clark	26,772	1,579,013
Procter & Gamble	188,644	10,926,244
		15,537,707
Independent Power Producers & Energy Traders – 0.18%
†AES	43,856	649,946
Constellation Energy Group	13,791	446,415
†Dynegy Class A	21,560	54,978
		1,151,339
Industrial Conglomerates – 2.38%
3M	45,457	3,354,727
General Electric	687,916	11,295,580
Textron	17,349	329,284
		14,979,591
Insurance – 2.56%
AFLAC	29,291	1,251,897
Allstate	33,958	1,039,794
†American International Group	9,619	424,294
Aon	18,022	733,315
Assurant	8,444	270,715
Chubb	22,163	1,117,237
Cincinnati Financial	10,139	263,513
Genworth Financial	30,894	369,183
Hartford Financial Services Group	23,443	621,240
¤Lincoln National	18,783	486,668
Loews	23,411	801,810
Marsh & McLennan	34,050	842,057
†MBIA	8,020	62,235
MetLife	52,526	1,999,664
Principal Financial Group	20,582	563,741
†Progressive	44,312	734,693
Prudential Financial	30,380	1,516,265
Torchmark	6,171	268,007
Travelers Companies	37,624	1,852,229
Unum Group	22,236	476,740
XL Capital Class A	23,477	409,908
		16,105,205
Internet & Catalog Retail – 0.38%
†Amazon.com	21,334	1,991,742
†Expedia	15,629	374,315
		2,366,057
Internet Software & Services – 1.81%
†Akamai Technologies	12,297	242,005
†eBay	74,009	1,747,352
†Google Class A	15,626	7,748,152
†VeriSign	10,659	252,512
†Yahoo	76,686	1,365,778
		11,355,799
IT Services – 1.08%
†Affiliated Computer Services Class A	6,588	356,872
Automatic Data Processing	33,145	1,302,599
†Cognizant Technology Solutions Class A	19,181	741,537
†Computer Sciences	10,121	533,478
†Convergys	5,433	54,004
Fidelity National Information Services	12,214	311,579
†Fiserv	10,651	513,378
Lender Processing Services	346	13,207
MasterCard Class A	6,200	1,253,330
Paychex	21,154	614,524
Total System Services	14,143	227,844
Western Union	44,382	839,707
		6,762,059
Leisure Equipment & Products – 0.12%
Eastman Kodak	15,489	74,037
Hasbro	8,677	240,787
Mattel	25,008	461,648
		776,472
Life Sciences Tools & Services – 0.39%
†Life Technologies	11,766	547,707
†Millipore	3,953	278,014
PerkinElmer	6,441	123,925
†Thermo Fisher Scientific	26,085	1,139,132
†Waters	6,259	349,628
		2,438,406
Machinery – 1.45%
Caterpillar	39,986	2,052,481
Cummins	13,252	593,822
Danaher	16,036	1,079,544
Deere	26,490	1,136,951
Dover	12,720	493,027
Eaton	10,917	617,793
Flowserve	3,900	384,306
Illinois Tool Works	24,104	1,029,482
PACCAR	23,448	884,224
Pall	8,606	277,802
Parker Hannifin	10,829	561,375
		9,110,807
Media – 2.56%
CBS Class B	45,259	545,371
Comcast Class A	187,268	3,162,957
†DIRECTV Group	28,954	798,551
Disney (Walt)	121,559	3,338,009
Gannett	12,371	154,761
†Interpublic Group	35,376	266,028
McGraw-Hill Companies	20,401	512,881
Meredith	3,371	100,928
New York Times Class A	5,226	42,435
News Class A	149,032	1,786,894
Omnicom Group	20,179	745,412
Scripps Networks Interactive Class A	7,156	264,414
Time Warner	75,525	2,173,610
Time Warner Cable	22,791	982,064
†Viacom Class B	38,340	1,075,054
Washington Post Class B	333	155,871
		16,105,240
Metals & Mining – 0.93%
AK Steel Holding	5,700	112,461
Alcoa	63,084	827,662
Allegheny Technologies	7,197	251,823
Freeport-McMoRan Copper & Gold Class B	26,660	1,829,142
Newmont Mining	32,130	1,414,363
Nucor	19,801	930,845
Tittanium Metals	3,484	33,412
United States Steel	9,674	429,235
		5,828,943
Multiline Retail – 0.84%
†Big Lots	6,206	155,274
Family Dollar Stores	7,867	207,689
†Kohl's	19,231	1,097,129
Macy's	28,550	522,180
Nordstrom	10,384	317,127
Penney (J.C.)	14,699	496,091
†Sears Holdings	3,903	254,905
Target	47,694	2,226,355
		5,276,750
Multi-Utilities – 1.24%
Ameren	14,410	364,285
CenterPoint Energy	21,641	268,998
CMS Energy	16,504	221,154
Consolidated Edison	17,835	730,165
Dominion Resources	38,975	1,344,637
DTE Energy	9,331	327,891
Integrys Energy Group	5,953	213,653
NiSource	19,958	277,217
PG&E	23,234	940,744
Public Service Enterprise Group	31,629	994,415
SCANA	6,800	237,320
Sempra Energy	15,765	785,255
TECO Energy	16,247	228,758
Wisconsin Energy	6,600	298,122
Xcel Energy	29,950	576,238
		7,808,852
Office Electronics – 0.07%
Xerox	57,984	448,796
		448,796
Oil, Gas & Consumable Fuels – 9.48%
Anadarko Petroleum	32,261	2,023,733
Apache	21,273	1,953,500
Cabot Oil & Gas	6,400	228,800
Chesapeake Energy	41,301	1,172,948
Chevron	129,800	9,141,814
ConocoPhillips	96,721	4,367,920
Consol Energy	12,228	551,605
†Denbury Resources	17,800	269,314
Devon Energy	28,504	1,919,174
El Paso	48,180	497,218
EOG Resources	16,620	1,387,936
Exxon Mobil	311,816	21,393,696
Hess	17,965	960,409
Marathon Oil	46,408	1,480,415
Massey Energy	4,700	131,083
Murphy Oil	12,302	708,226
Noble Energy	11,254	742,314
Occidental Petroleum	52,505	4,116,392
Peabody Energy	17,512	651,797
Pioneer Natural Resources	8,700	315,723
Range Resources	10,452	515,911
†Southwestern Energy	21,600	921,888
Spectra Energy	41,700	789,798
Sunoco	7,866	223,788
Tesoro	10,142	151,927
Valero Energy	36,094	699,863
Williams Companies	37,905	677,362
XTO Energy	37,711	1,558,219
		59,552,773
Paper & Forest Products – 0.23%
International Paper	28,518	633,955
MeadWestvaco	12,743	284,296
Weyerhaeuser	14,100	516,765
		1,435,016
Personal Products – 0.19%
Avon Products	27,138	921,606
Estee Lauder Companies Class A	7,585	281,252
		1,202,858
Pharmaceuticals – 6.67%
Abbott Laboratories	100,284	4,961,049
Allergan	19,371	1,099,498
Bristol-Myers Squibb	128,818	2,900,981
†Forest Laboratories	20,091	591,479
Johnson & Johnson	178,356	10,860,098
†King Pharmaceuticals	13,273	142,950
Lilly (Eli)	66,381	2,192,564
Merck	135,370	4,281,753
†Mylan	18,898	302,557
Pfizer	435,983	7,215,520
Schering-Plough	105,829	2,989,669
†Watson Pharmaceutical	6,514	238,673
Wyeth	85,657	4,161,217
		41,938,008
Professional Services – 0.15%
Dun & Bradstreet	3,700	278,684
Equifax	8,859	258,151
†Monster Worldwide	10,518	183,855
Robert Half International	9,474	237,039
		957,729
Real Estate Investment Trusts – 1.08%
Apartment Investment & Management Class A	5,982	88,235
AvalonBay Communities	4,484	326,121
Boston Properties	9,209	603,650
Developers Diversified Realty	346	3,197
Equity Residential	18,162	557,573
HCP	19,140	550,084
Health Care REIT	8,300	345,446
Host Hotels & Resorts	37,981	447,036
Kimco Realty	22,251	290,153
Plum Creek Timber	9,175	281,122
ProLogis	29,989	357,469
Public Storage	8,216	618,172
Simon Property Group	17,640	1,224,731
Ventas	10,900	419,650
Vornado Realty Trust	10,593	682,319
		6,794,958
Real Estate Management & Development – 0.02%
†CB Richard Ellis Group Class A	12,553	147,372
		147,372
Road & Rail – 0.85%
Burlington Northern Santa Fe	16,880	1,347,530
CSX	24,571	1,028,542
Norfolk Southern	22,976	990,495
Ryder System	3,005	117,375
Union Pacific	32,052	1,870,235
		5,354,177
Semiconductors & Semiconductor Equipment – 2.46%
†Advanced Micro Devices	41,783	236,492
Altera	16,536	339,153
Analog Devices	19,557	539,382
Applied Materials	83,262	1,115,711
†Broadcom Class A	27,086	831,269
Intel	360,890	7,062,617
KLA-Tencor	10,821	388,041
Linear Technology	15,378	424,894
†LSI	41,287	226,666
†MEMC Electronic Materials	12,421	206,561
Microchip Technology	12,541	332,337
†Micron Technology	58,284	477,929
National Semiconductor	12,572	179,402
†Novellus Systems	4,932	103,473
†NVIDIA	36,558	549,467
†Teradyne	7,863	72,733
Texas Instruments	80,760	1,913,204
Xilinx	18,454	432,193
		15,431,524
Software – 3.89%
†Adobe Systems	32,719	1,081,036
†Autodesk	12,837	305,521
†BMC Software	12,275	460,681
CA	26,104	574,027
†Citrix Systems	12,327	483,588
†Compuware	16,340	119,772
†Electronics Arts	21,552	410,566
†Intuit	21,210	604,485
†McAfee	10,600	464,174
Microsoft	501,774	12,990,929
†Novell	24,789	111,798
Oracle	251,139	5,233,737
†Red Hat	11,600	320,624
†salesforce.com	7,300	415,589
†Symantec	51,527	848,650
		24,425,177
Specialty Retail – 1.88%
Abercrombie & Fitch Class A	6,832	224,636
†AutoNation	6,035	109,113
†AutoZone	2,089	305,454
†Bed Bath & Beyond	17,012	638,630
Best Buy	21,620	811,182
†GameStop Class A	11,644	308,217
Gap	30,618	655,225
Home Depot	110,193	2,935,542
Limited Brands	19,965	339,205
Lowe's Companies	93,347	1,954,686
†Office Depot	25,724	170,293
†O'Reilly Automotive	9,300	336,102
RadioShack	10,347	171,450
Sherwin-Williams Companies	6,740	405,478
Staples	44,945	1,043,623
Tiffany	8,828	340,143
TJX Companies	28,241	1,049,153
		11,798,132
Textiles, Apparel & Luxury Goods – 0.49%
Coach	20,862	686,777
NIKE Class B	25,432	1,645,451
Polo Ralph Lauren	4,158	318,586
VF	6,031	436,825
		3,087,639
Thrift & Mortgage Finance – 0.12%
Hudson City Bancorp	29,902	393,211
People's United Financial	23,200	360,992
†Washington Mutual	60,460	14,813
		769,016
Tobacco – 1.56%
Altria Group	135,135	2,406,754
Lorillard	10,825	804,298
Philip Morris International	124,411	6,063,792
Reynolds American	11,269	501,696
		9,776,540
Trading Companies & Distributors – 0.10%
Fastenal	8,800	340,560
Grainger (W.W.)	3,483	311,241
		651,801
Wireless Telecommunication Services – 0.29%
†American Tower Class A	25,262	919,537
†MetroPCS Communications	17,500	163,800
†Sprint Nextel	181,904	718,521
		1,801,858
Total Common Stock (Cost $667,184,202)		605,137,624
	Principal
	Amount
	(U.S. $)
∞≠U.S. Treasury Obligation – 0.32%
U.S. Treasury Bill 0.123% 12/10/09	$2,028,000	2,027,783
Total U.S. Treasury Obligation (Cost $2,027,510)		2,027,783
	Number of
	Shares
Short-Term Investment – 3.68%
Money Market Mutual Fund – 3.68%
Dreyfus Treasury & Agency Cash Management Fund	23,112,448	23,112,448
Total Short-Term Investment (Cost $23,112,448)		23,112,448
Total Value of Securities – 100.29%
(Cost $692,324,160)		630,277,855
Liabilities Net of Receivables and Other Assets (See Notes) – (0.29%)		(1,836,709)
Net Assets Applicable to 84,713,448 Shares Outstanding – 100.00%		$628,441,146

†Non income producing security.
∞Fully or partially pledged as collateral for financial futures contracts.
≠The rate shown is the effective yield at the time of purchase.

REIT – Real Estate Investment Trust

¤Considered an affiliated company. See Note 2 in “Notes.” Investments in companies considered to be affiliates of the Fund were as follows:

	Balance at	Gross	Gross	Realized Loss	Value	Dividend
Company	Beginning of Period	Additions	Reductions	During the Period	9/30/09	Income
Lincoln National	$246,484	$57,148	$-	$-	$486,668	$3,066
State Street	877,020	584,751	(296,683)	(51,231)	1,677,887	915
	$1,123,504				$2,164,555

The following financial futures contract was outstanding at September 30, 2009:

Financial Futures Contract1
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
436 S&P 500 E-mini	$22,611,941	$22,953,220	12/18/09	$341,279

The use of financial futures contract involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA S&P 500 Index Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006–December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The LVIP SSgA S&P 500 Index Fund has investments in Lincoln National, the parent company of Lincoln Investment Advisors Corporation.

3. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$ 731,882,751
Aggregate unrealized appreciation	$ 19,967,305
Aggregate unrealized depreciation	(121,572,201)
Net unrealized depreciation	$(101,604,896)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $3,971,940 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $540,088 expires in 2014 and $3,431,852 expires in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Total
Common Stock	$605,137,624	$-	$605,137,624
U.S. Treasury Obligations	-	2,027,783	2,027,783
Short-Term	23,112,448	-	23,112,448
Total	$628,250,072	$2,027,783	$630,277,855

Derivatives	$-	$341,279	$341,279

There were no Level 3 securities at the beginning or end of the period.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A financial futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP MFS Value Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock–97.58%
Aerospace & Defense–8.70%
Lockheed Martin	271,860	$21,226,828
Northrop Grumman	218,660	11,315,654
United Technologies	159,650	9,727,475
		42,269,957
Auto Components–0.38%
Johnson Controls	73,240	1,872,014
		1,872,014
Beverages–2.24%
Diageo	398,090	6,106,828
†PepsiCo	81,330	4,770,818
		10,877,646
Capital Markets–7.71%
Bank of New York Mellon	442,000	12,813,580
Goldman Sachs Group	77,270	14,244,725
Northern Trust	23,650	1,375,484
State Street	172,260	9,060,876
		37,494,665
Chemicals–2.38%
Air Products & Chemicals	55,400	4,297,932
†PPG Industries	124,590	7,252,384
		11,550,316
Commercial Banks–2.90%
PNC Financial Services Group	75,800	3,683,122
Regions Financial	263,500	1,636,335
Wells Fargo	312,350	8,802,023
		14,121,480
Commercial Services & Supplies–0.33%
Dun & Bradstreet	21,220	1,598,290
		1,598,290
Computers & Peripherals–1.90%
†Hewlett Packard	34,640	1,635,354
†International Business Machines	63,560	7,602,412
		9,237,766
Diversified Consumer Services–0.22%
†Apollo Group Class A	14,500	1,068,215
		1,068,215
Diversified Financial Services–2.84%
JPMorgan Chase	314,740	13,791,907
		13,791,907
Diversified Telecommunication Services–3.48%
AT&T	626,470	16,920,955
		16,920,955
Electric Utilities–1.92%
Entergy	38,220	3,052,249
†FPL Group	51,430	2,840,479
PPL	113,720	3,450,265
		9,342,993
Energy Equipment & Services–0.70%
†National Oilwell Varco	78,710	3,394,762
		3,394,762
Food & Staples Retailing–2.30%
CVS Caremark	198,297	7,087,135
Kroger	198,860	4,104,470
		11,191,605
Food Products–3.36%
Campbell Soup	29,120	949,894
General Mills	31,730	2,042,777
Kellogg	78,560	3,867,509
Nestle	177,862	7,578,894
Smucker (J.M.)	36,177	1,917,743
		16,356,817
Health Care Equipment & Supplies–1.97%
Becton, Dickinson	52,410	3,655,598
Medtronic	160,810	5,917,808
		9,573,406
Health Care Providers & Services–0.16%
†WellPoint	16,380	775,757
		775,757
Household Durables–0.38%
Pulte Homes	168,130	1,847,749
		1,847,749
Household Products–1.35%
Kimberly-Clark	25,380	1,496,912
†Procter & Gamble	87,195	5,050,335
		6,547,247
Industrial Conglomerates–0.98%
3M	64,470	4,757,886
		4,757,886
Insurance–7.84%
Allstate	295,930	9,061,377
Aon	102,410	4,167,063
Chubb	65,150	3,284,212
MetLife	367,990	14,009,378
Prudential Financial	56,800	2,834,888
Travelers	96,890	4,769,895
		38,126,813
IT Services–2.35%
Accenture Class A	255,360	9,517,267
Western Union	100,480	1,901,082
		11,418,349
Leisure Equipment & Products–0.27%
Hasbro	47,330	1,313,408
		1,313,408
Life Sciences Tools & Services–0.79%
†Thermo Fisher Scientific	40,620	1,773,875
†Waters	37,490	2,094,192
		3,868,067
Machinery–1.25%
Danaher	33,440	2,251,181
Eaton	67,920	3,843,593
		6,094,774
Media–3.26%
Disney (Walt)	265,030	7,277,723
Omnicom Group	168,650	6,229,931
WPP Group	270,905	2,324,634
		15,832,288
Multiline Retail–0.40%
Macy's	106,510	1,948,068
		1,948,068
Multi-Utilities–2.80%
Dominion Resources	169,008	5,830,775
PG&E	108,650	4,399,239
Public Service Enterprise Group	107,190	3,370,054
		13,600,068
Oil, Gas & Consumable Fuels–12.55%
Apache	76,690	7,042,443
Chevron	143,450	10,103,183
ConocoPhillips	45,580	2,058,393
Devon Energy	82,250	5,537,893
EOG Resources	53,730	4,486,992
Exxon Mobil	147,700	10,133,696
Hess	110,080	5,884,877
†Occidental Petroleum	44,720	3,506,048
Total ADR	206,430	12,233,041
		60,986,566
Pharmaceuticals–8.40%
†Abbott Laboratories	153,570	7,597,108
GlaxoSmithKline	114,940	2,259,121
Johnson & Johnson	132,490	8,067,316
Merck	304,210	9,622,162
Pfizer	487,970	8,075,904
Roche Holding	11,080	1,790,804
Wyeth	70,540	3,426,833
		40,839,248
Road & Rail–0.23%
Burlington Northern Santa Fe	10,830	864,559
Canadian National Railway	4,960	242,990
		1,107,549
Semiconductors & Semiconductor Equipment–1.39%
Intel	346,060	6,772,394
		6,772,394
Software–1.27%
Oracle	295,370	6,155,511
		6,155,511
Specialty Retail–1.80%
Abercrombie & Fitch Class A	34,110	1,121,537
Home Depot	31,820	847,685
Sherwin-Williams	76,130	4,579,981
Staples	94,570	2,195,915
		8,745,118
Textiles, Apparel & Luxury Goods–1.42%
NIKE Class B	106,370	6,882,139
		6,882,139
Tobacco–3.38%
Altria Group	53,240	948,204
Lorillard	9,740	723,682
Philip Morris International	302,630	14,750,187
		16,422,073
Trading Companies & Distributors–0.52%
Grainger (W.W.)	28,380	2,536,037
		2,536,037
Wireless Telecommunication Services–1.46%
Vodafone Group	3,168,750	7,099,033
		7,099,033
Total Common Stock (Cost $471,220,146)		474,338,936

Short-Term Investment–2.24%
Money Market Mutual Fund–2.24%
Dreyfus Treasury & Agency Cash Management Fund	10,866,514	10,866,514
Total Short-Term Investment (Cost $10,866,514)		10,866,514
Total Value of Securities–99.82%
(Cost $482,086,660)		485,205,450
Receivables and Other Assets Net of Liabilities (See Notes)–0.18%		896,428
Net Assets Applicable to 24,347,965 Shares Outstanding–100.00%		$486,101,878

†Non income producing security.

ADR–American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP MFS Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or new events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006–December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$ 505,406,996
Aggregate unrealized appreciation	$ 21,527,531
Aggregate unrealized depreciation	(41,729,077)
Net unrealized depreciation	$(20,201,546)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $14,467,117 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Common Stock	$474,338,936
Short Term	10,866,514
Total	$485,205,450

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2009.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP SSgA Small-Cap Index Fund

September 30, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.48%
Aerospace & Defense – 1.59%
†AAR	8,378	$183,813
†AeroVironment	3,046	85,562
American Science & Engineering	1,905	129,616
Applied Signal Technology	2,500	58,175
†Argon ST	2,539	48,368
†Ascent Solar Technologies	4,300	32,422
†Astronics	2,700	25,380
†Ceradyne	5,357	98,194
Cubic	3,160	124,725
Curtiss-Wright	8,997	307,068
Ducommun	2,400	45,384
†DynCorp International Class A	4,595	82,710
†Esterline Technologies	5,857	229,653
†GenCorp	10,250	54,940
HEICO	4,770	206,827
†Herley Industries	2,000	26,100
†Hexcel	18,906	216,285
†Ladish	3,832	57,978
†LMI Aerospace	1,600	16,048
†Moog Class A	8,412	248,154
†Orbital Sciences	10,939	163,757
†Stanley	2,468	63,477
†TASER International	10,637	50,207
†Teledyne Technologies	7,406	266,542
Todd Shipyards	1,300	21,372
Triumph Group	3,256	156,255
		2,999,012
Air Freight & Logistics – 0.28%
†Air Transport Services Group	13,600	47,056
†Atlas Air Worldwide Holdings	3,757	120,111
†Dynamex	2,074	33,868
Forward Air	5,848	135,381
†HUB Group Class A	7,170	163,836
Pacer International	5,820	22,465
		522,717
Airlines – 0.81%
†Airtran Holdings	23,209	145,056
†Alaska Air Group	7,678	205,694
†Allegiant Travel	3,169	120,707
†Hawaiian Holdings	11,400	94,164
†JetBlue Airways	50,284	300,698
†Republic Airways Holdings	6,447	60,151
SkyWest	10,873	180,274
†UAL	30,600	282,132
†US Airways Group	30,000	141,000
		1,529,876
Auto Components – 0.71%
American Axle & Manufacturing Holdings	9,995	70,765
†Amerigon	3,306	24,299
ArvinMeritor	14,229	111,271
†ATC Technology	3,745	74,001
Cooper Tire & Rubber	12,036	211,593
†Dana Holdings	22,500	153,225
†Dorman Products	1,900	28,538
†Drew Industries	4,095	88,821
†Exide Technologies	10,239	81,605
†Fuel Systems Solutions	2,600	93,574
Modine Manufacturing	7,816	72,454
†Raser Technologies	8,792	13,452
Spartan Motors	6,160	31,662
Standard Motor Products	4,000	60,800
†Stoneridge	2,455	17,381
Superior Industries International	4,214	59,839
†Tenneco	9,973	130,048
†Wonder Auto Technology	2,200	26,400
		1,349,728
Automobiles – 0.04%
†Winnebago Industries	5,464	80,375
		80,375
Beverages – 0.11%
†Boston Beer Class A	1,644	60,960
Coca-Cola Bottling Consolidated	691	33,465
†Heckmann	17,600	80,608
†National Beverage	3,006	34,599
		209,632
Biotechnology – 3.49%
†Acorda Therapeutics	7,951	185,099
†Affymax	2,770	66,175
†Alkermes	19,247	176,880
†Allos Therapeutics	12,667	91,836
†Alnylam Pharmaceuticals	6,953	157,694
†Amicus Therapeutics	3,637	31,824
†Arena Pharmaceuticals	17,077	76,334
†Ariad Pharmaceuticals	18,880	41,914
†ArQule	6,837	31,040
†Array Biopharma	11,095	26,406
†ARYx Therapeutics	6,000	18,780
†AVI BioPharma	18,400	31,648
†BioCryst Pharmaceuticals	3,500	28,840
†Cardium Therapeutics	12,000	19,440
†Celera	15,649	97,493
†Cell Therapeutics	115,000	141,450
†Cepheid	11,169	147,654
†Chelsea Therapeutics International	5,500	13,805
†China-Biotics	2,200	35,200
†Cornerstone Therapeutics	2,100	13,755
†Cubist Pharmaceuticals	11,376	229,795
†Curis	16,500	38,610
†Cytokinetics	12,054	63,766
†Cytori Therapeutics	3,800	15,010
†Dyax	14,000	50,260
†Emergent BioSolutions	3,698	65,307
†Enzon Pharmaceuticals	8,498	70,109
†Genomic Health	2,798	61,164
†Geron	18,735	122,902
†GTx	3,208	41,062
†Halozyme Therapeutic	15,013	106,742
†Hemispherx Biopharma	24,300	48,600
†Human Genome Sciences	33,807	636,249
†Idenix Pharmaceuticals	3,072	9,492
†Idera Pharmaceuticals	5,500	40,755
†Immunogen	9,900	80,289
†Immunomedics	12,495	68,972
†Incyte	13,385	90,349
†Insmed	24,200	19,844
†InterMune	7,874	125,433
†Isis Pharmaceuticals	19,046	277,500
†Lexicon Genetics	14,600	31,098
†Ligand Pharmaceuticals Class B	24,772	57,223
†MannKind	10,811	106,488
†Martek Biosciences	6,409	144,779
†Maxygen	4,075	27,262
†Metabolix	3,108	31,950
†Micromet	10,500	69,930
†Molecular Insight Pharmaceuticals	3,260	18,028
†Momenta Pharmaceuticals	7,611	80,753
†Nabi Biopharmaceuticals	10,143	36,413
†Nanosphere	3,220	23,055
†Neurocrine Biosciences	6,928	21,130
†Novavax	14,200	56,232
†NPS Pharmaceuticals	9,000	36,180
†Onyx Pharmaceuticals	12,393	371,419
†Opko Health	7,400	16,872
†Orexigen Therapeutics	6,784	66,822
†Osiris Therapeutics	2,660	17,716
†OXiGENE	8,900	12,638
PDL BioPharma	23,400	184,392
†Pharmasset	4,700	99,358
†Poniard Pharmaceuticals	5,800	43,384
†Progenics Pharmaceuticals	4,468	23,412
†Protalix BioTherapeutics	8,325	68,765
†Regeneron Pharmaceuticals	12,974	250,398
†Repligen	4,700	23,547
†Rigel Pharmaceuticals	6,727	55,161
†Sangamo Biosciences	7,700	63,217
†Savient Pharmaceuticals	12,498	189,970
†SciClone Pharmaceuticals	5,600	23,856
†Seattle Genetics	16,379	229,797
†SIGA Technologies	5,900	46,551
†StemCells	23,800	38,794
†Syntha Pharmaceuticals	3,006	9,319
†Theravance	11,400	166,896
†Vanda Pharmaceuticals	5,800	67,512
†Vical	8,800	37,488
†Zymogenetics	8,043	48,580
		6,591,862
Building Products – 0.58%
AAON	2,536	50,923
American Woodmark	2,128	41,156
Ameron International	1,819	127,294
Apogee Enterprises	5,511	82,775
†Broadwind Energy	7,000	55,230
†Builders FirstSource	2,248	9,801
Gibraltar Industries	5,199	68,991
†Griffon	9,761	98,293
Insteel Industries	3,324	39,722
†NCI Building Systems	3,555	11,376
Quanex Building Products	7,106	102,042
Simpson Manufacturing	7,775	196,396
†Trex	3,635	66,157
Universal Forest Products	3,828	151,053
		1,101,209
Capital Markets – 2.40%
Allied Capital	38,000	116,660
†American Capital	60,100	194,123
American Physicians Service Group	1,500	34,560
Apollo Investment	32,399	309,410
Ares Capital	19,010	209,490
BGC Partners Class A	9,723	41,614
BlackRock Kelso Capital	3,273	24,286
†Broadpoint Gleacher Securities	10,600	88,404
Calamos Asset Management Class A	4,510	58,901
Capital Southwest	541	41,522
Cohen & Steers	3,800	91,200
†Diamond Hill Investments Group	300	17,391
†E Trade Financial	298,914	523,099
Epoch Holding	2,279	19,941
Evercore Partners Class A	1,823	53,268
†FBR Capital Markets	4,458	26,436
†FCStone Group	6,373	30,718
GAMCO Investors	1,495	68,322
GFI Group	13,892	100,439
Gladstone Capital	3,130	27,951
Gladstone Investment	3,000	14,550
†Harris & Harris Group	7,000	43,750
Hercules Technology Growth Capital	7,899	77,568
†International Assets Holding	800	13,208
JMP Group	3,600	34,776
Kayne Anderson Energy Development	1,812	23,973
†KBW	7,247	233,498
†Knight Capital Group Class A	18,633	405,268
Kohlberg Capital	3,601	21,714
†LaBranche	9,502	32,307
Main Street Capital	2,036	28,972
†MCG Capital	10,901	45,675
†MF Global	20,500	149,035
MVC Capital	5,603	49,194
NGP Capital Resources	4,374	31,755
Oppenheimer Holdings	2,200	53,570
OptionsXpress Holdings	8,565	148,003
PennantPark Investment	5,357	43,445
†Penson Worldwide	3,834	37,343
†Piper Jaffray	3,852	183,817
Prospect Energy	10,869	116,407
†Pzena Investment Management Class A	1,084	8,856
†RiskMetrics Group	4,093	59,840
Sanders Morris Harris Group	2,159	12,760
†Stifel Financial	5,482	300,962
SWS Group	4,736	68,198
†=Teton Advisors	19	0
†Thomas Weisel Partners Group	4,611	24,623
TICC Capital	6,419	32,352
†TradeStation Group	6,124	49,911
Triangle Capital	2,275	28,074
US Global Investors Class A	3,478	42,884
Westwood Holdings Group	1,100	38,170
		4,532,193
Chemicals – 2.10%
American Vanguard	3,864	32,110
Arch Chemicals	4,995	149,800
Balchem	3,873	101,860
†Calgon Carbon	11,765	174,475
†China Green Agriculture	2,200	25,784
Ferro	10,558	93,966
Fuller (H.B.)	9,820	205,238
†GenTek	1,931	73,455
†Grace (W.R.)	15,285	332,296
Hawkins	1,900	44,384
†ICO	3,700	17,279
Innophos Holdings	3,822	70,707
Innospec	4,208	62,068
Koppers Holdings	3,977	117,918
†Landec	3,733	23,891
†LSB Industries	3,865	60,178
Minerals Technologies	3,680	175,021
NewMarket	2,108	196,128
NL Industries	2,091	13,989
Olin	16,180	282,179
†OM Group	6,408	194,739
†Omnova Solutions	10,600	68,688
†PolyOne	17,920	119,526
Quaker Chemical	2,700	59,211
†Rockwood Holdings	10,373	213,373
Schulman (A.)	4,888	97,418
Sensient Technologies	9,606	266,759
†ShengdaTech	6,834	43,464
†Solutia	23,600	273,288
†Spartech	6,923	74,561
Stepan	1,359	81,649
Westlake Chemical	3,600	92,520
Zep	3,892	63,245
†Zoltek	5,446	57,183
		3,958,350
Commercial Banks – 5.53%
1st Source	2,854	46,520
Alliance Financial	900	24,345
American National Bankshares	1,500	32,730
Ameris Bancorp	2,651	18,956
Ames National	1,200	28,932
Arrow Financial	1,957	53,407
Auburn National Bancorporation	700	17,080
Bancfirst	1,294	47,787
Banco Latinoamericano de Exportacions	5,922	84,211
†Bancorp (Delaware)	2,600	14,872
Bancorp (Rhode Island)	1,100	27,478
Bank of Kentucky Financial	900	19,044
Bank of Marin Bancorp	1,200	37,596
Bank of the Ozarks	2,581	68,474
Banner	2,206	6,022
Bar Harbor Bankshares	900	30,600
Boston Private Financial Holdings	14,915	97,097
Bridge Bancorp	1,400	34,062
Bryn Mawr Bank	1,000	17,470
Camden National	1,600	52,864
†Cape Bancorp	2,700	20,736
Capital City Bank Group	2,095	29,749
Cardinal Financial	5,000	41,150
Cathay General Bancorp	9,537	77,154
Center Bancorp	3,589	27,025
Centerstate Banks of Florida	5,100	40,239
Central Pacific Financial	7,228	18,215
Century Bancorp Class A	1,100	23,870
Chemical Financial	4,786	104,287
†Chicopee Bancorp	1,500	19,815
Citizens & Northern	1,300	19,227
Citizens Holding	1,100	29,106
†Citizens Republic Bancorp	25,208	19,158
City Holding	2,993	89,221
CNB Financial	2,400	41,208
CoBiz Financial	7,509	37,395
Columbia Banking System	5,209	86,209
Community Bank System	6,160	112,543
Community Trust Bancorp	3,213	84,084
CVB Financial	18,521	140,574
†Eagle Bancorp	3,000	28,740
East West Bancorp	18,600	154,380
Enterprise Bancorp	1,600	20,480
Enterprise Financial Services	2,706	25,031
Farmers Capital Bank	900	16,092
Financial Institutions	1,400	13,958
First Bancorp (Maine)	1,300	24,180
First Bancorp (North Carolina)	3,379	60,991
First Bancorp (Puerto Rico)	17,500	53,375
First Busey	4,141	19,463
First Commonwealth Financial	15,981	90,772
First Community Bancshares	2,201	27,777
First Financial	2,511	76,937
First Financial Bancorp	11,373	137,045
First Financial Bankshares	4,067	201,154
First Merchants	3,504	24,423
First Midwest Bancorp	9,172	103,368
First of Long Island	1,300	34,567
First South Bancorp	1,540	17,710
FirstMerit	17,521	333,430
FNB	23,101	164,248
German American Bancorp	2,600	40,326
Glacier Bancorp	13,233	197,701
Great Southern Bancorp	2,400	56,904
†Guaranty Bancorp	11,221	16,607
Hampton Roads Bankshares	4,900	14,112
Hancock Holding	5,069	190,442
Harleysville National	7,703	41,057
Heartland Financial USA	2,538	37,436
Heritage Financial	1,800	23,670
Home Bancshares	2,405	52,718
IBERIABANK	4,191	190,942
Independent Bank (Massachusetts)	4,332	95,867
International Bancshares	10,416	169,885
†Investors Bancorp	10,442	110,790
Lakeland Bancorp	3,665	27,488
Lakeland Financial	2,610	53,897
MainSource Financial Group	3,834	26,071
MB Financial	7,721	161,909
Merchants Bancshares	1,200	25,632
†Metro Bancorp	1,000	12,170
Midsouth Bancorp	1,400	18,480
Nara Bancorp	5,725	39,789
National Bankshares	1,600	40,720
National Penn Bancshares	17,906	109,406
NBT Bancorp	6,843	154,241
Northfiled Bancorp	4,259	54,515
Northrim Bancorp	1,800	27,450
Norwood Financial	600	18,660
Ohio Valley Banc	900	23,850
Old National Bancorp	13,975	156,520
Old Second Bancorp	3,557	20,382
Oriental Financial Group	5,625	71,438
Orrstown Financial Services	1,100	42,504
Pacific Capital Bancorp	8,311	11,968
Pacific Continental	2,900	30,537
PacWest Bancorp	5,587	106,432
Park National	2,239	130,623
Peapack Gladstone Financial	1,905	30,594
Penns Woods Bancorp	1,100	35,211
Peoples Bancorp	2,040	26,622
Peoples Financial	1,200	22,332
†Pinnacle Financial Partners	6,662	84,674
PremierWest Bancorp	3,780	10,244
PrivateBancorp	7,230	176,846
Prosperity Bancshares	9,177	319,268
Renasant	3,711	55,108
Republic Bancorp Class A	1,929	38,503
†Republic First Bancorp	2,400	10,896
S&T Bancorp	4,418	57,257
S.Y. Bancorp	2,379	54,931
Sandy Spring Bancorp	3,670	59,748
†Santander BanCorp	517	5,041
SCBT Financial	2,446	68,733
Shore Bancshares	1,200	20,076
Sierra Bancorp	1,111	13,343
†Signature Bank	8,653	250,937
Simmons First National Class A	3,040	87,582
Smithtown Bancorp	2,900	33,466
South Financial Group	37,401	54,979
Southside Bancshares	2,371	53,395
Southwest Bancorp	2,560	35,942
State BanCorp	1,900	16,055
StellarOne	4,000	59,000
Sterling Bancorp	3,289	23,747
Sterling Bancshares	15,696	114,738
†Sterling Financial	8,484	16,968
Suffolk Bancorp	2,068	61,233
†Sun Bancorp	4,337	22,899
Susquehanna Bancshares	15,999	94,234
†SVB Financial Group	6,829	295,491
†Texas Capital Bancshares	6,694	112,727
Tompkins Financial	1,793	78,354
Tower Bancorp	1,000	26,270
TowneBank	4,200	53,550
Trico Bancshares	2,302	37,753
Trustmark	11,875	226,219
UCBH Holdings	23,974	19,179
UMB Financial	6,636	268,360
Umpqua Holdings	16,819	178,281
Union Bankshares	2,898	36,080
United Bankshares	7,523	147,376
†United Community Banks	9,206	46,031
United Security Bancshares	1,500	33,285
Univest Corp. of Pennsylvania	2,915	63,168
Washington Banking	2,800	25,928
Washington Trust Bancorp	2,575	45,114
WesBanco	5,224	80,763
West Bancorporation	3,100	15,376
Westamerica Bancorporation	6,145	319,540
†Western Alliance Bancorp	10,727	67,687
Wilber	1,900	15,960
Wilshire Bancorp	2,929	21,499
Wintrust Financial	5,165	144,413
Yadkin Valley Financial	4,400	20,548
		10,445,326
Commercial Services & Supplies – 4.02%
ABM Industries	9,557	201,079
†ACCO Brands	11,133	80,380
Administaff	4,314	113,329
†Advisory Board	2,891	72,680
American Ecology	3,934	73,566
†American Reprographics	8,051	76,646
†AMREP	286	3,775
†APAC Customer Services	5,900	34,869
Barrett Business Services	2,200	23,276
Bowne	6,600	50,820
†CBIZ	10,548	78,688
CDI	2,749	38,623
†Cenveo	12,406	85,850
†China Housing & Land Development	7,100	27,335
†Clean Harbors	4,539	255,364
Comfort Systems USA	8,654	100,300
†COMSYS IT Partners	1,647	10,541
†Consolidated Graphics	1,838	45,858
†Cornell Companies	1,838	41,245
Corporate Executive Board	7,100	176,790
†CoStar Group	3,817	157,337
Courier	2,004	30,361
†CRA International	1,978	53,980
Deluxe	10,801	184,697
Diamond Management & Technology Consultants	6,200	42,470
†DigitalGlobe	3,300	73,821
Duff & Phelps Class A	2,844	54,491
EnergySolutions	16,058	148,055
†EnerNOC	2,587	85,785
Ennis	5,207	83,989
†Exponent	2,523	71,073
†First Advantage Class A	1,646	30,533
†Franklin Covey	3,900	22,815
†Fuel-Tech	3,882	43,478
G&K Services Class A	3,754	83,189
†Geo Group	9,979	201,276
†GeoEye	4,038	108,218
Healthcare Services Group	8,617	158,208
Heidrick & Struggles International	3,106	72,246
Herman Miller	10,503	177,606
†Hill International	6,300	44,730
HNI	9,100	214,760
†Huron Consulting Group	4,386	113,290
†ICF International	2,000	60,640
†ICT Group	1,410	14,805
†InnerWorkings	6,825	33,716
Interface Class A	11,122	92,313
Kelly Services Class A	4,583	56,371
†Kforce	6,660	80,053
Kimball International Class B	6,823	52,059
Knoll	9,522	99,314
†Korn/Ferry International	8,474	123,636
†M&F Worldwide	1,692	34,246
†Mac-Gray	3,000	32,340
McGrath RentCorp	4,964	105,584
†Medifast	2,200	47,784
†Metalico	9,100	37,947
Mine Safety Appliances	5,798	159,503
†Mobile Mini	7,540	130,894
†MPS Group	18,594	195,609
Multi-Color	1,949	30,073
†Navigant Consulting	10,438	140,913
†Odyssey Marine Exploration	9,993	18,587
†On Assignment	6,326	37,007
†Perma-Fix Environmental Services	12,600	29,484
†Resources Connection	8,655	147,654
Rollins	9,127	172,044
Schawk	2,285	26,666
†School Specialty	4,027	95,520
†Spherion	10,386	64,497
†Standard Parking	1,346	23,542
Standard Register	3,321	19,527
Steelcase Class A	15,600	96,876
†SYKES Enterprises	7,267	151,299
†Team	4,476	75,868
†Tetra Tech	12,061	319,979
†TrueBlue	9,232	129,894
†United Stationers	5,039	239,907
Viad	4,345	86,509
†Volt Information Sciences	3,471	42,416
VSE	600	23,406
†Waste Services	4,457	20,591
Watson Wyatt Worldwide Class A	8,974	390,908
		7,587,403
Communications Equipment – 3.21%
†3Com	81,362	425,523
†AboveNet	2,300	112,148
†Acme Packet	8,438	84,464
†ADC Telecommunications	20,400	170,136
Adtran	10,901	267,620
†Airvana	4,988	33,769
†Anaren Microwave	3,332	56,644
†Arris Group	24,682	321,113
†Aruba Networks	11,043	97,620
†Avocent	9,599	194,572
Bel Fuse Class A	2,245	42,722
†BigBand Networks	6,473	25,957
Black Box	3,280	82,295
†Blue Coat Systems	8,261	186,616
†Cogo Group	3,384	20,710
Communications Systems	2,000	23,360
†Comtech Telecommunications	5,519	183,341
†DG FastChannel	3,758	78,693
†Digi International	4,937	42,063
†EMS Technologies	2,897	60,316
†Emulex	17,122	176,185
†Extreme Networks	16,767	46,948
†Globecomm Systems	5,600	40,712
†Harmonic	18,201	121,583
†Harris Stratex Networks Class A	12,560	87,920
†Hughes Communications	2,034	61,712
†Infinera	17,735	140,993
†InterDigital	8,930	206,819
†Ixia	4,982	34,177
†KVH Industries	3,300	32,967
†Lantronix	316	180
†Loral Space & Communications	2,537	69,717
†ModusLink Global Solutions	8,692	70,318
†NETGEAR	7,017	128,762
†Network Equipment Technologies	6,500	46,995
†Neutral Tandem	6,870	156,361
†Oplink Communications	3,572	51,865
†Opnext	8,953	26,232
†Parkervision	7,200	29,448
†PC-Tel	2,700	16,875
Plantronics	10,416	279,253
†Polycom	16,807	449,586
†Powerwave Technologies	21,376	34,202
†Riverbed Technology	11,700	256,932
†SeaChange International	6,235	46,763
†ShoreTel	8,911	69,595
†Sonus Networks	43,051	91,268
†Starent Networks	8,115	206,283
†Sycamore Networks	37,393	112,927
†Symmetricom	9,060	46,931
†Tekelec	13,754	225,978
†UTStarcom	20,802	43,476
†Viasat	5,552	147,572
		6,067,217
Computers & Peripherals – 1.16%
†3PAR	5,520	60,886
†ActivIdentity	13,000	36,010
†Adaptec	23,255	77,672
†Avid Technology	5,883	82,891
†China Transinfo Technology	700	6,622
†Compellent Technologies	3,238	58,446
†Cray	7,886	65,690
†Electronics for Imaging	10,456	117,839
Imation	5,214	48,334
†Immersion	4,497	19,247
†Intermec	12,083	170,370
†Intevac	4,982	66,958
†Isilon Systems	3,812	23,253
†Netezza	10,158	114,176
†Novatel Wireless	6,452	73,295
†Palm	33,753	588,316
†Quantum	37,233	46,914
†Rimage	1,578	26,968
†Silicon Graphics International	6,625	44,454
†STEC	5,274	155,003
†Stratasys	4,646	79,725
†Super Micro Computer	5,538	46,851
†Synaptics	7,342	185,018
		2,194,938
Construction & Engineering – 0.89%
†Argan	1,800	24,192
†Dycom Industries	7,345	90,344
†EMCOR	13,085	331,312
†Furmanite	8,100	34,911
Granite Construction	7,090	219,365
Great Lakes Dredge & Dock	9,471	66,108
†Insituform Technologies Class A	8,166	156,297
†Integrated Electrical Services	1,620	13,041
†Layne Christensen	3,700	118,585
†MasTec	10,756	130,685
†Michael Baker	1,642	59,670
†MYR Group	3,800	80,142
†Northwest Pipe	1,639	54,956
†Orion Marine Group	5,100	104,754
†Pike Electric	3,382	40,516
†Sterling Construction	2,300	41,193
†Tutor Perini	5,508	117,320
		1,683,391
Construction Materials – 0.15%
†Headwaters	12,851	49,733
Texas Industries	5,071	212,982
†United States Lime & Minerals	300	10,776
†US Concrete	5,246	9,076
		282,567
Consumer Finance – 0.43%
Advance America Cash Advance Centers	10,855	60,788
†@Cardtronics	1,632	12,762
Cash America International	6,352	191,576
†CompuCredit Holdings	2,815	13,259
†Credit Acceptance	1,216	39,143
†Dollar Financial	5,045	80,821
†Ezcorp Class A	9,828	134,250
†First Cash Financial Services	4,950	84,794
†First Marblehead	15,400	33,880
†Nelnet Class A	4,598	57,199
†Rewards Network	1,933	26,559
†World Acceptance	3,237	81,605
		816,636
Containers & Packaging – 0.48%
†AEP Industries	1,352	53,945
†Boise	5,976	31,553
†BWAY Holding	1,400	25,914
†Graphic Packaging Holding	27,102	62,606
Myers Industries	7,272	78,319
Rock-Tenn Class A	7,662	360,957
Silgan Holdings	5,520	291,070
		904,364
Distributors – 0.05%
†Audiovox Class A	4,285	29,352
†Core Mark Holding	1,962	56,113
		85,465
Diversified Consumer Services – 1.16%
†American Public Education	3,902	135,555
†Bridgepoint Education	3,100	47,306
†Capella Education	2,859	192,525
†ChinaCast Education	6,700	48,709
†Coinstar	5,914	195,044
†Corinthian Colleges	16,547	307,112
CPI	1,500	18,705
†GP Strategies	2,100	15,729
†Grand Canyon Education	3,500	62,405
Jackson Hewitt Tax Service	4,522	23,062
†K12	5,042	83,092
†Learning Tree International	1,100	12,529
†Lincoln Educational Services	2,278	52,121
Matthews International Class A	6,263	221,585
†Nobel Learning Communities	1,400	13,132
†Pre-Paid Legal Services	1,584	80,467
†Princeton Review	2,700	11,340
Regis	11,499	178,235
Sotheby's	13,137	226,351
†Steiner Leisure	3,259	116,542
Stewart Enterprises Class A	14,931	78,089
†Universal Technical Institute	3,933	77,480
		2,197,115
Diversified Financial Services – 0.56%
†Altosource Portfolio Solutions	3,159	45,616
†Ampal American Israel Class A	1,966	3,991
†Asset Acceptance Capital	4,017	29,123
Compass Diversified Holdings	4,180	43,765
†Encore Capital Group	3,275	44,049
Fifth Street Finance	6,691	73,133
Financial Federal	5,420	133,766
Life Partners Holding	1,075	19,243
†MarketAxess Holdings	6,540	78,807
Medallion Financial	2,000	16,720
†NewStar Financial	4,164	13,700
†PHH	10,644	211,176
†PICO Holdings	4,375	145,906
†Portfolio Recovery Associates	3,023	137,033
Primoris Services	2,700	19,467
†Primus Guaranty	5,661	24,172
Resource America Class A	2,041	9,817
†Virtus Investment Partners	884	13,799
		1,063,283
Diversified Telecommunications Services – 0.70%
Alaska Communications Systems Group	8,266	76,461
Atlantic Tele-Network	1,669	89,158
†Cbeyond	4,738	76,424
†Cincinnati Bell	45,395	158,882
†Cogent Communications Group	9,265	104,695
Consolidated Communications Holdings	4,644	74,350
D&E Communications	3,300	37,917
Fairpoint Communications	16,415	6,730
†General Communication Class A	8,262	56,677
†Global Crossing	6,319	90,362
HickoryTech	3,200	27,360
†iBasis	4,823	10,225
Iowa Telecommunications Services	6,240	78,624
NTELOS Holdings	5,832	102,993
†PAETEC Holding	25,132	97,261
†Premiere Global Services	12,019	99,878
Shenandoah Telecommunications	4,695	84,275
†SureWest Communications	3,500	43,470
		1,315,742
Electric Utilities – 1.06%
ALLETE	5,755	193,195
Central Vermont Public Service	2,228	43,000
Cleco	11,972	300,258
†El Paso Electric	8,632	152,527
Empire District Electric	7,407	133,993
Idacorp	9,682	278,745
MGE Energy	4,749	173,244
Portland General Electric	14,896	293,749
UIL Holdings	5,615	148,180
Unisource Energy	7,411	227,888
Unitil	2,400	53,880
		1,998,659
Electrical Equipment – 2.13%
Acuity Brands	9,084	292,596
†Advanced Battery Techhologies	10,300	44,702
†American Superconductor	8,971	300,887
†AZZ	2,210	88,776
Baldor Electric	9,663	264,186
Belden	9,963	230,145
Brady Class A	9,789	281,140
Chase	1,900	22,230
†China BAK Battery	8,500	42,075
Encore Wire	3,450	77,073
†Ener1	8,700	60,204
†Energy Conversion Devices	8,800	101,904
†EnerSys	8,412	186,073
†Evergreen Solar	33,703	64,710
Franklin Electric	4,649	133,287
†FuelCell Energy	12,067	51,526
†Fushi Copperweld	4,400	37,224
†GrafTech International	23,983	352,549
†Harbin Electric	2,600	43,888
†II-VI	5,269	134,043
†LaBarge	1,700	19,125
LSI Industries	4,247	28,243
†Microvision	16,100	88,711
†Orion Energy Systems	1,198	3,750
†Polypore International	5,193	67,042
†Powell Industries	1,384	53,132
†Power-One	15,010	29,270
†PowerSecure International	3,200	21,696
Preformed Line Products	679	27,194
Regal-Beloit	7,521	343,785
Smith (A.O.)	4,623	176,136
†Ultralife	2,300	13,938
†Valence Technology	9,000	16,200
†Vicor	4,521	34,902
Woodward Governor	11,952	289,956
		4,022,298
Electronic Equipment, Instruments & Components – 2.05%
†Acacia Research - Acacia Technologies	7,300	63,583
Agilysys	3,276	21,589
†Anixter International	5,850	234,643
†Benchmark Electronics	12,812	230,615
†Brightpoint	10,236	89,565
†Checkpoint Systems	7,582	124,648
†China Security & Surveillance Technology	5,800	41,412
†Cogent	9,071	91,617
Cognex	7,617	124,766
†Coherent	4,300	100,276
†Comverge	4,765	58,181
†CPI International	1,737	19,437
CTS	7,072	65,770
Daktronics	7,814	66,966
†DDi	4,600	19,550
†DTS	3,762	103,004
†Echelon	6,174	79,459
Electro Rent	4,382	50,481
†Electro Scientific Industries	5,420	72,574
†FARO Technologies	2,998	51,506
†ICx Technologies	2,700	15,984
†Insight Enterprises	8,883	108,461
†IPG Photonics	5,635	85,652
†L-1 Identity Solutions	14,078	98,405
†Littelfuse	4,570	119,917
†Maxwell Technologies	4,400	81,092
†Measurement Specialties	3,608	36,838
†Mercury Computer Systems	4,568	45,040
Methode Electronics	7,598	65,875
MTS Systems	3,188	93,121
†Multi-Fineline Electronix	1,860	53,401
†Newport	6,655	58,298
†OSI Systems	3,118	57,028
†PAR Technology	2,700	17,226
Park Electrochemical	4,187	103,210
†PC Connection	872	4,744
†PC Mall	2,000	13,720
†Plexus	7,693	202,634
†RadiSys	4,542	39,470
†RAE Systems	13,900	15,290
†Rofin-Sinar Technologies	5,902	135,510
†Rogers	3,179	95,275
†SatCon Technology	12,100	20,691
†ScanSource	5,420	153,494
†Smart Modular Technologies	8,733	41,569
†Spectrum Control	2,900	24,621
†Synnex	3,963	120,792
Technitrol	9,493	87,431
†TTM Technologies	8,145	93,423
†Universal Display	5,842	69,753
†Zygo	1,667	11,302
		3,878,909
Energy Equipment & Services – 1.89%
†Allis-Chalmers Energy	14,086	61,415
Atlas Energy	7,043	190,654
†Basic Energy Services	5,105	43,341
†Bolt Technology	1,500	18,855
†Boots & Coots	18,400	29,624
†Bristow Group	5,681	168,669
†Bronco Drilling	5,315	34,813
†Cal Dive International	9,875	97,664
CARBO Ceramics	4,123	212,541
†Complete Production Services	12,873	145,465
†Dawson Geophysical	1,311	35,895
†Dril-Quip	5,967	296,202
†Energy Recovery	7,500	43,650
†ENGlobal	2,451	10,098
†Geokinetics	797	16,896
†Global Industries	21,100	200,450
Gulf Island Fabrication	2,995	56,126
†Gulfmark Offshore	4,318	141,371
†Hercules Offshore	19,400	95,254
†Hornbeck Offshore Services	4,574	126,059
†ION Geophysical	19,330	68,042
†Key Energy Services	26,100	227,070
Lufkin Industries	2,842	151,138
†Matrix Service	5,479	59,557
†Natco Group	4,278	189,430
†Natural Gas Services Group	2,800	49,336
†Newpark Resources	15,181	48,731
†OYO Geospace	572	14,775
†Parker Drilling	24,427	133,371
†PHI	2,358	47,820
†Pioneer Drilling	9,504	69,759
RPC	5,179	54,276
†Sulphco	16,465	22,557
†Superior Well Services	3,667	35,497
†T-3 Energy Services	2,684	52,875
†TETRA Technologies	15,700	152,133
†TGC Industries	4,200	20,370
†Union Drilling	3,677	28,092
†Willbros Group	7,394	112,611
		3,562,482
Food & Staples Retailing – 0.82%
Andersons	4,060	142,912
Arden Group	200	23,900
Casey's General Stores	10,091	316,655
†Great Atlantic & Pacific Tea	6,803	60,615
Ingles Markets Class A	2,336	36,979
Nash Finch	2,720	74,365
†Pantry	4,078	63,943
PriceSmart	2,963	55,556
Ruddick	9,117	242,695
Spartan Stores	4,288	60,589
†Susser Holdings	1,600	20,112
†United Natural Foods	8,463	202,435
Village Super Market Class A	1,114	32,830
Weis Markets	2,378	75,977
†Winn Dixie Stores	10,735	140,843
		1,550,406
Food Products – 1.27%
†AgFeed Industries	5,800	30,972
Alico	409	12,021
†American Dairy	1,531	43,373
†American Italian Pasta	4,300	116,874
B&G Foods Class A	2,900	23,751
Calavo Growers	1,600	30,368
Cal-Maine Foods	2,883	77,178
†Chiquita Brands International	9,032	145,957
†Darling International	15,641	114,961
Diamond Foods	3,100	98,332
Farmer Brothers	1,800	37,260
†Fresh Del Monte Produce	7,985	180,541
Griffin Land & Nurseries	400	12,800
†Hain Celestial Group	7,787	149,277
†HQ Sustainable Maritime Industries	1,400	12,320
Imperial Sugar	2,412	30,584
J&J Snack Foods	2,680	115,749
Lancaster Colony	3,871	198,466
Lance	5,806	149,911
†Lifeway Foods	1,100	12,089
†Omega Protein	3,100	15,035
†Overhill Farms	3,700	22,385
Sanderson Farms	3,992	150,259
†Seneca Foods Class A	2,300	63,020
†Smart Balance	11,900	73,066
†Synutra International	4,275	58,610
Tootsie Roll Industries	5,079	120,779
†Treehouse Foods	6,495	231,677
†Zapata	2,900	20,184
†Zhongpin	4,000	58,880
		2,406,679
Gas Utilities – 1.16%
Chesapeake Utilities	1,400	43,386
Laclede Group	4,499	144,688
New Jersey Resources	8,406	305,222
NICOR	9,006	329,530
Northwest Natural Gas	5,239	218,257
Piedmont Natural Gas	15,270	365,564
South Jersey Industries	5,798	204,669
Southwest Gas	8,787	224,771
WGL Holdings	10,553	349,726
		2,185,813
Health Care Equipment & Supplies – 3.64%
†Abaxis	4,376	117,058
†ABIOMED	7,276	70,650
†Accuray	7,254	47,151
†Align Technology	11,296	160,629
†Alphatec Holdings	9,000	41,400
†American Medical System Holdings	15,109	255,644
Analogic	2,651	98,140
†AngioDynamics	4,582	63,140
†Aspect Medical Systems	4,200	50,316
Atrion	300	43,320
†ATS Medical	10,700	28,676
†Bovie Medical	3,900	30,615
†Cantel Medical	2,143	32,274
†Cardiac Science	3,500	14,000
†Cardiovascular Systems	3,000	21,810
†Conceptus	6,419	119,008
†Conmed	6,270	120,196
†CryoLife	4,989	39,762
†Cutera	3,700	32,005
†Cyberonics	5,886	93,823
†Cynosure Class A	1,086	12,652
†Delcath Systems	6,700	32,897
†DexCom	8,300	65,819
†Electro-Optical Sciences	4,300	41,194
†Endologix	10,800	66,852
†EnteroMedics	5,100	24,429
†ev3	14,468	178,101
†Exactech	1,000	15,740
†Greatbatch	4,884	109,743
†Haemonetics	5,103	286,379
†Hansen Medical	6,777	23,720
†Home Diagnostics	3,600	24,336
†ICU Medical	2,668	98,342
†I-Flow	5,556	63,283
†Immucor	14,478	256,261
†Insulet	6,096	68,458
†Integra LifeSciences Holdings	4,144	141,518
Invacare	6,342	141,300
†IRIS International	3,700	41,810
†Kensey Nash	1,456	42,151
†Masimo	10,376	271,851
†Medical Action Industries	3,340	40,314
†Merge Healthcare	7,300	30,003
Meridian Bioscience	7,902	197,629
†Merit Medical Systems	5,911	102,438
†Micrus Endovascular	4,049	52,435
†Natus Medical	5,854	90,327
†Neogen	2,700	87,183
†Nutraceutical International	2,700	30,429
†NuVasive	7,478	312,280
†NxStage Medical	4,801	32,119
†OraSure Technologies	7,184	20,834
†Orthofix International	3,210	94,342
†Orthovita	14,300	62,777
†Palomar Medical Technologies	4,038	65,456
†Quidel	4,958	80,468
†Rochester Medical	2,300	27,692
†Rockwell Medical Technologies	3,500	27,230
†RTI Biologics	11,288	49,103
†Sirona Dental System	3,817	113,556
†Somanetics	1,800	29,016
†SonoSite	3,121	82,582
†Spectranetics	7,455	47,787
†Stereotaxis	4,771	21,279
STERIS	12,299	374,504
†SurModics	3,051	75,055
†Symmetry Medical	7,433	77,080
†Synovis Life Technologies	1,800	24,840
†Thoratec	11,906	360,394
†TomoTherapy	7,013	30,366
†TranS1	2,050	9,861
Utah Medical Products	1,000	29,320
†Vascular Solutions	3,700	30,599
†Volcano	9,285	156,174
West Pharmaceutical Services	6,678	271,194
†Wright Medical Group	7,355	131,360
Young Innovations	1,500	39,465
†Zoll Medical	3,833	82,486
		6,876,430
Health Care Providers & Services – 3.51%
†Air Methods	2,085	67,908
†Alliance HealthCare Services	4,448	25,176
†Allied Healthcare International	13,100	36,680
†Allion Healthcare	4,700	27,495
†Almost Family	1,400	41,650
†Amedisys	5,751	250,916
America Service Group	1,900	31,426
†American Dental Partners	3,200	44,800
†AMERIGROUP	10,410	230,790
†AMN Healthcare Services	5,680	54,017
†Amsurg	5,833	123,835
†Assisted Living Concepts Class A	1,958	40,570
†athenahealth	6,914	265,290
†Bio-Reference Labs	2,600	89,440
†BioScrip	9,700	65,572
†BMP Sunstone	7,401	30,122
†Capital Senior Living	5,767	35,179
†CardioNet	5,000	33,600
†Catalyst Health Solutions	7,550	220,083
†Centene	8,693	164,645
Chemed	4,878	214,095
†Chindex International	3,100	38,998
†Clarient	7,200	30,312
†Continucare	9,000	27,180
†CorVel	1,708	48,507
†Cross Country Healthcare	7,425	69,127
†Emergency Medical Services	1,879	87,374
†Emeritus	4,565	100,202
Ensign Group	2,500	35,075
†Genoptix	3,555	123,643
†Gentiva Health Services	6,400	160,064
†Hanger Orthopedic Group	4,500	62,415
†Health Grades	5,800	28,710
†HealthSouth	18,196	284,585
†HealthSpring	10,163	124,497
†Healthways	7,517	115,160
†HMS Holdings	5,237	200,211
†inVentiv Health	6,836	114,366
†IPC the Hospitalist	3,504	110,201
†Kindred Healthcare	8,352	135,553
Landauer	1,914	105,232
†LCA-Vision	5,200	36,452
†LHC Group	3,418	102,301
†Magellan Health Services	7,290	226,427
†MedCath	2,079	18,233
†Metropolitan Health Networks	9,700	21,146
†Molina Healthcare	2,934	60,704
†MWI Veterinary Supply	1,998	79,820
National Healthcare	1,373	51,199
National Research	200	4,826
†Nighthawk Radiology Holdings	4,125	29,824
†NovaMed	6,200	28,086
†Odyssey HealthCare	6,057	75,713
Owens & Minor	8,674	392,498
†PharMerica	5,822	108,115
†Providence Service	3,009	35,085
†PSS World Medical	12,209	266,522
†Psychiatric Solutions	11,683	312,636
†RadNet	3,900	10,101
†RehabCare Group	3,500	75,915
†Res-Care	5,462	77,615
†Skilled Healthcare Group	3,112	24,989
†Sun Healthcare Group	7,858	67,893
†Sunrise Senior Living	8,591	26,031
†Triple-S Management Class B	4,503	75,515
†U.S. Physical Therapy	2,100	31,647
†Universal American Financial	6,224	58,630
†Virtual Radiologic	830	10,815
†WellCare Health Plans	9,000	221,850
		6,625,289
Health Care Technology – 0.43%
†American Caresource Holdings	4,300	18,791
†AMICAS	8,700	31,320
Computer Programs & Systems	1,827	75,656
†Eclipsys	11,656	224,960
†MedAssets	8,283	186,947
MedQuist	2,400	15,264
†Omnicell	7,006	78,047
†Phase Forward	8,642	121,334
†Transcend Services	1,500	26,205
†Vital Images	2,609	32,665
		811,189
Hotels, Restaurants & Leisure – 2.42%
†AFC Enterprises	5,474	46,091
Ambassadors Group	4,030	63,070
Ameristar Casinos	5,381	84,912
†Bally Technologies	10,920	418,999
†Benihana	4,000	22,920
†BJ's Restaurants	3,701	55,478
†Bluegreen	3,077	9,385
Bob Evans Farms	6,136	178,312
†Buffalo Wild Wings	3,780	157,286
†California Pizza Kitchen	3,455	53,967
†Carrols Restaurant Group	2,700	20,412
†CEC Entertainment	4,802	124,180
†Cheesecake Factory	12,800	237,055
Churchill Downs	1,788	68,838
CKE Restaurants	10,330	108,362
Cracker Barrel Old Country Store	4,372	150,397
†Denny's	18,136	48,242
†Diedrich Coffee	1,000	24,050
DineEquity	3,600	89,100
†Domino's Pizza	7,691	67,988
Dover Downs Gaming & Entertainment	1,270	7,239
†Einstein Noah Restaurant Group	300	3,612
Frisch's Restaurants	700	18,116
†Gaylord Entertainment	6,670	134,067
†Great Wolf Resorts	3,854	13,759
†Interval Leisure Group	8,600	107,328
†Isle of Capri Casinos	2,345	27,648
†Jack in the Box	11,198	229,447
†Krispy Kreme Doughnuts	9,243	32,998
†Landry's Restaurants	2,174	22,827
†Life Time Fitness	7,932	222,493
†Luby's	4,000	16,800
Marcus	3,512	44,918
†McCormick & Schmick's Seafood Restaurants	3,600	26,784
†Monarch Casino & Resort	2,757	29,665
†Morgans Hotel Group	4,468	24,217
†Multimedia Games	6,300	32,256
†O'Charleys	2,641	24,746
†Orient-Express Hotels Class A	16,200	186,462
†P.F. Chang's China Bistro	4,721	160,372
†Papa John's International	4,103	100,811
†Peet's Coffee & Tea	2,575	72,692
†Pinnacle Entertainment	11,768	119,916
†Red Lion Hotels	4,400	25,300
†Red Robin Gourmet Burgers	3,108	63,465
†Ruby Tuesday	14,450	121,669
†Ruth's Hospitality Group	3,025	12,766
†Shuffle Master	9,823	92,533
†Sonic	11,691	129,302
Speedway Motorsports	2,528	36,378
†Steak n Shake	5,612	66,053
†Texas Roadhouse Class A	10,246	108,813
†Town Sports International Holding	3,482	8,740
†Vail Resorts	5,724	191,983
†Youbet.com	8,700	18,270
		4,563,489
Household Durables – 1.38%
American Greetings Class A	8,592	191,602
†Beazer Homes USA	6,957	38,890
Blyth	1,155	44,733
†Brookfield Homes	1,560	10,421
†Cavco Industries	1,400	49,700
†Central Garden & Pet Class A	13,063	142,779
CSS Industries	1,304	25,780
Ethan Allen Interiors	4,885	80,603
†Furniture Brands International	9,781	54,089
†Helen of Troy	6,432	124,974
Hooker Furniture	2,494	33,669
†Hovnanian Enterprises Class A	11,455	43,987
†iRobot	3,833	47,184
La-Z-Boy	11,665	100,902
†M/I Homes	4,421	60,081
†Meritage Homes	6,720	136,416
National Presto Industries	1,044	90,316
Ryland Group	8,800	185,416
†Sealy	9,182	29,382
Skyline	1,622	36,592
†Standard Pacific	22,878	84,420
Stanley Furniture	2,400	24,888
†Tempur-Pedic International	15,899	301,127
Tupperware Brands	13,031	520,197
†Universal Electronics	2,914	59,504
WD-40	3,087	87,671
		2,605,323
Household Products – 0.01%
Oil-Dri Corp. of America	1,600	23,200
		23,200
Independent Power Producers & Energy Traders – 0.01%
†US Geothermal	11,200	17,472
		17,472
Industrial Conglomerates – 0.25%
Otter Tail	6,858	164,112
Raven Industries	3,260	87,140
Seaboard	71	92,301
Standex International	2,046	40,572
Tredegar	6,394	92,713
†United Capital	100	2,312
		479,150
Insurance – 3.10%
Ambac Financial Group	59,800	100,464
American Equity Investment Life Holding	10,729	75,318
American Physicians Capital	2,144	61,769
†American Safety Insurance Holdings	1,600	25,280
†Amerisafe	3,723	64,222
Amtrust Financial Services	5,216	59,515
†Argo Group International Holdings	6,485	218,415
Assured Guaranty	21,942	426,113
Baldwin & Lyons Class B	1,418	33,252
†Citizens	7,622	48,323
†CNA Surety	3,362	54,464
†Conseco	40,200	211,452
†Crawford Class B	4,340	19,139
Delphi Financial Group	9,114	206,250
Donegal Group Class A	1,853	28,610
Eastern Insurance Holdings	2,400	22,872
†eHealth	4,568	66,327
EMC Insurance Group	1,105	23,349
Employers Holdings	10,139	156,952
†Enstar Group	1,408	87,676
FBL Financial Group Class A	3,017	58,620
†First Acceptance	1,845	4,982
First Mercury Financial	2,295	30,569
Flagstone Reinsurance Holdings	8,510	95,993
†FPIC Insurance Group	1,564	52,472
†Greenlight Capital Re Class A	5,324	100,091
†Hallmark Financial Service	875	7,044
Harleysville Group	2,480	78,492
†Hilltop Holdings	8,763	107,434
Horace Mann Educators	8,635	120,631
Independence Holding	522	3,069
Infinity Property & Casualty	3,020	128,290
Kansas City Life Insurance	812	25,286
Maiden Holdings	9,800	71,246
Max Capital Group	9,613	205,430
Meadowbrook Insurance Group	11,160	82,584
Mercer Insurance Group	1,300	23,491
Montpelier Re Holdings	17,912	292,324
†National Financial Partners	9,165	79,919
National Interstate	691	12,093
National Western Life Insurance Class A	430	75,671
†Navigators Group	2,641	145,255
NYMAGIC	608	10,494
†Phoenix Companies	27,887	90,633
Platinum Underwriters Holdings	10,238	366,929
†PMA Capital Class A	5,298	30,146
Presidential Life	4,696	48,651
†ProAssurance	6,604	344,662
RLI	4,004	211,331
Safety Insurance Group	2,403	79,107
†SeaBright Insurance Holdings	3,480	39,742
Selective Insurance Group	10,289	161,846
State Auto Financial	2,474	44,359
Stewart Information Services	3,354	41,489
Tower Group	8,171	199,291
†United America Indemnity Class A	8,313	61,433
United Fire & Casualty	4,248	76,039
Universal Insurance Holdings	4,100	20,623
Zenith National Insurance	7,945	245,501
		5,863,024
Internet & Catalog Retail – 0.45%
†1-800-FLOWERS.com Class A	3,982	13,738
†Blue Nile	2,513	156,107
†Drugstore.Com	21,400	52,002
†Gaiam Class A	2,038	14,225
†HSN	8,500	138,380
NutriSystem	5,700	86,982
†Orbitz Worldwide	6,577	40,646
†Overstock.com	3,233	47,428
PetMed Express	4,434	83,581
†Shutterfly	4,166	69,281
†Stamps.com	2,281	21,099
†Ticketmaster Entertainment	8,300	97,027
†US Auto Parts Network	4,000	21,800
		842,296
Internet Software & Services – 2.37%
†Ariba	18,377	213,173
†Art Technology Group	23,719	91,555
†AsiaInfo Holdings	6,403	127,868
†Chordiant Software	6,916	26,903
†comScore	4,839	87,150
†Constant Contact	5,154	99,215
†DealerTrack Holdings	7,580	143,338
†Dice Holdings	1,749	11,473
†Digital River	7,765	313,084
†DivX	5,891	32,165
EarthLink	20,533	172,683
†GSI Commerce	5,198	100,373
Imergent	2,700	21,276
†infospace	6,269	48,522
†Innodata Isogen	5,300	42,135
†Internap Network Services	9,789	31,423
†Internet Brands Class A	6,286	50,162
†Internet Capital Group	6,073	50,770
†iPass	14,800	20,424
†j2 Global Communications	9,064	208,563
†Keynote Systems	3,430	32,345
†Knot	6,166	67,333
†Limelight Networks	4,277	17,365
†Liquidity Services	4,000	41,280
†LivePerson	9,800	49,392
†LoopNet	2,815	25,448
Marchex Class B	3,808	18,697
†MercadoLibre	5,037	193,723
†Move	33,657	90,874
†NIC	11,068	98,395
†Omniture	14,252	305,563
†OpenTable	900	24,804
†Openwave Systems	19,500	50,700
†Perficient	6,893	57,005
†Rackspace Hosting	14,200	242,252
†RealNetworks	14,654	54,513
†S1	9,940	61,429
†Saba Software	7,200	30,312
†SAVVIS	6,898	109,126
†SolarWinds	2,900	63,887
†SonicWALL	10,420	87,528
†support.com	8,300	19,920
†Switch & Data Facilities	4,371	59,489
†TechTarget	2,522	14,375
†Terremark Worldwide	11,590	72,090
†Travelzoo	1,800	25,434
United Online	17,845	143,474
†ValueClick	18,616	245,545
†Vocus	2,868	59,913
†Web.com Group	6,300	44,667
†Websense	8,447	141,910
†Zix	15,200	33,440
		4,474,483
IT Services – 2.45%
†Acxiom	13,800	130,548
†CACI International Class A	5,977	282,533
Cass Information Systems	1,874	55,958
†CGS Systems International	6,677	106,899
†China Information Security Technology	4,300	23,822
†CIBER	15,621	62,484
†Computer Task Group	4,400	35,684
†CyberSource	14,364	239,448
†eLoyalty	2,200	17,622
†Euronet Worldwide	10,222	245,635
†ExlService Holdings	2,742	40,746
†Forrester Research	2,854	76,031
†Gartner	11,602	211,969
†Global Cash Access Holdings	9,197	67,230
†Hackett Group	7,100	20,590
Heartland Payment Systems	8,151	118,271
iGate	6,135	52,638
infoGROUP	8,466	59,347
†Information Services Group	5,700	22,743
†Integral Systems	3,488	24,067
†Lionbridge Technologies	14,400	37,440
†Mantech International Class A	4,529	213,588
MAXIMUS	3,779	176,101
†MoneyGram International	20,400	64,056
†NCI Class A	1,000	28,660
†Ness Technologies	9,428	74,387
†Online Resources	4,279	26,401
†Perot Systems Class A	17,913	532,015
†RightNow Technologies	5,008	72,316
†Safeguard Scientifics	4,758	52,195
†Sapient	16,570	133,223
†SRA International Class A	8,124	175,397
†StarTek	3,500	30,380
Syntel	2,576	122,952
†TeleTech Holdings	6,854	116,929
†Tier Technologies	4,800	40,704
†TNS	4,854	133,000
†Unisys	79,600	212,532
†VeriFone Holdings	15,300	243,117
†Virtusa	2,156	20,460
†Wright Express	7,539	222,476
		4,622,594
Leisure Equipment & Products – 0.74%
†Brunswick	17,100	204,858
Callaway Golf	13,345	101,555
†Eastman Kodak	56,200	268,635
†JAKKS Pacific	5,080	72,746
†LeapFrog Enterprises	9,381	38,556
Marine Products	1,434	7,930
Polaris Industries	6,341	258,586
Pool	9,800	217,756
†RC2	4,027	57,385
†Smith & Wesson Holding	10,564	55,250
†Steinway Musical Instruments	1,292	15,336
Sturm Ruger	4,300	55,642
†Universal Travel Group	2,800	36,120
		1,390,355
Life Sciences Tools & Services – 1.18%
†Accelrys	4,100	23,780
†Affymetrix	14,845	130,339
†Albany Molecular Research	4,115	35,636
†AMAG Pharmaceuticals	3,319	144,974
†BioDelivery Sciences International	3,000	14,400
†Bruker	9,962	106,295
†Cambrex	4,818	30,353
†Celldex Therapeutics	2,600	14,274
†Clinical Data	3,000	50,010
†Dionex	3,667	238,245
†Enzo Biochem	7,599	53,801
†eResearch Technology	7,821	54,747
†Exelixis	20,402	130,165
†Facet Biotech	4,880	84,375
†Harvard Bioscience	7,200	27,288
†Heartware International	1,100	32,989
†Kendle International	2,392	39,994
†Life Sciences Research	1,500	11,940
†Luminex	8,415	143,055
†MAKO Surgical	3,000	26,280
†Medivation	6,076	164,903
†Nektar Therapeutics	19,807	192,920
†Parexel International	11,492	156,176
†Sequenom	11,900	38,437
†Varian	5,729	292,523
		2,237,899
Machinery – 2.74%
†3D Systems	3,720	34,336
Actuant Class A	13,633	218,946
Alamo Group	1,100	17,380
Albany International	6,180	119,892
†Altra Holdings	5,271	58,982
American Railcar Industries	1,386	14,705
Ampco-Pittsburgh	2,170	57,700
†Astec Industries	3,595	91,565
Badger Meter	3,075	118,972
Barnes Group	9,543	163,090
†Blount International	6,917	65,504
Briggs & Stratton	10,684	207,376
Cascade	2,025	54,149
†Chart Industries	6,144	132,649
†China Fire & Security Group	3,500	67,200
CIRCOR International	3,401	96,112
CLARCOR	10,157	318,523
†Colfax	4,200	44,646
†Columbus McKinnon	3,584	54,298
Dynamic Materials	2,259	45,090
Eastern	1,400	22,260
†EnPro Industries	3,726	85,176
†ESCO Technologies	5,359	211,145
Federal Signal	9,999	71,893
†Flanders	2,200	11,352
†Flow International	11,483	29,741
†Force Protection	13,745	75,048
FreightCar America	2,150	52,245
Gorman-Rupp	2,866	71,392
Graham	2,700	41,985
Greenbrier Companies	2,738	32,062
†Hawk	1,700	23,324
†Hurco Companies	1,151	19,659
John Bean Technologies	6,000	109,020
†Kadant	2,541	30,822
Kaydon	6,818	221,040
†K-Tron International	500	47,605
†LB Foster Class A	2,157	65,961
Lindsay	2,299	90,535
†MEMSIC	5,300	19,875
Met-Pro	2,100	20,349
†Middleby	3,415	187,859
†Miller Industries	3,000	33,000
Mueller Industries	7,471	178,333
Mueller Water Products Class A	23,334	127,870
NACCO Industries Class A	923	55,445
Nordson	6,948	389,712
†North American Galvanizing & Coating	3,900	23,673
†Omega Flex	497	8,335
†PMFG	3,600	46,296
Portec Rail Products	2,100	19,929
†RBC Bearings	4,257	99,316
Robbins & Myers	5,326	125,054
Sauer-Danfoss	1,732	13,284
†SmartHeat	2,300	27,301
Sun Hydraulics	2,117	44,584
†Tecumseh Products Class A	4,764	53,976
Tennant	3,679	106,912
Titan International	7,455	66,350
†Titan Machinery	2,955	36,997
†Trimas	1,384	7,058
Twin Disc	1,244	15,513
Watts Water Technologies Class A	5,684	171,941
		5,172,342
Marine – 0.18%
†American Commercial Lines	1,534	44,670
Eagle Bulk Shipping	14,949	76,688
Genco Shipping & Trading	5,066	105,272
Horizon Lines	6,464	41,046
International Shipholding	900	27,729
†TBS International Class A	3,888	33,826
†Ultrapetrol (Bahamas)	4,077	20,059
		349,290
Media – 0.98%
Arbitron	5,459	113,329
†Ascent Media	3,100	79,360
Belo Class A	21,693	117,359
†Carmike Cinemas	3,200	32,352
Cinemark Holdings	5,719	59,249
†CKX	12,496	83,848
†Crown Media Holdings Class A	2,096	3,270
†Dolan Media	6,459	77,443
†EW Scripps	4,600	34,500
†Fisher Communications	941	17,107
†Global Sources	2,380	16,351
Harte-Hanks	7,000	96,810
Journal Communications Class A	10,538	38,780
†Knology	6,767	65,978
†Lakes Entertainment	6,000	20,160
†LIN TV Class A	3,684	17,425
†Live Nation	15,854	129,844
†Lodgenet Entertainment	5,900	44,545
†Martha Stewart Living Omnimedia Class A	6,454	40,402
†Mediacom Communications Class A	6,435	37,066
National CineMedia	8,947	151,831
†Outdoor Channel Holdings	3,100	20,274
†Playboy Enterprises Class B	3,957	11,950
Primedia	6,160	15,523
†RCN	7,831	72,828
†Reading International	5,200	21,372
†Rentrak	2,200	39,292
Scholastic	4,754	115,712
Sinclair Broadcasting Group Class A	6,338	22,690
†Valassis Communications	10,386	185,702
Value Line	130	4,013
World Wrestling Entertainment Class A	3,954	55,396
		1,841,761
Metals & Mining – 0.97%
†Allied Nevada Gold	9,000	88,110
AMCOL International	5,027	115,068
†Brush Engineered Materials	3,800	92,948
Castle (A.M.)	3,401	33,806
†Century Aluminum	10,100	94,435
†China Precision Steel	10,000	27,200
†Coeur d'Alene Mines	14,948	306,434
†General Moly	15,025	47,329
†General Steel Holdings	2,000	7,780
†Haynes International	2,285	72,709
†Hecla Mining	42,970	188,638
†Horsehead Holding	7,431	87,091
Kaiser Aluminum	3,200	116,352
Olympic Steel	1,951	55,974
†Paramount Gold and Silver	18,500	25,345
†RTI International Metals	4,294	106,964
†Stillwater Mining	7,581	50,944
†U.S. Gold	18,500	53,465
†Universal Stainless & Alloy	974	17,776
†Uranerz Energy	14,000	32,060
†Uranium Energy	10,400	30,680
Worthington Industries	12,807	178,017
		1,829,125
Multiline Retail – 0.32%
†99 Cents Only Stores	9,434	126,887
Dillard Class A	10,800	152,280
Fred's Class A	8,393	106,843
†Retail Ventures	7,171	37,791
†Saks	25,400	173,228
†Tuesday Morning	3,718	15,467
		612,496
Multi-Utilities & Unregulated Power – 0.53%
Avista	11,317	228,830
Black Hills	8,233	207,225
CH Energy Group	3,257	144,318
Florida Public Utilities	1,800	21,870
NorthWestern	7,566	184,837
PNM Resources	18,233	212,961
		1,000,041
Oil, Gas & Consumable Fuels – 2.99%
Alon USA Energy	2,540	25,222
Apco Oil and Gas International	2,244	51,432
†Approach Resources	1,454	13,202
†Arena Resources	7,922	281,231
†ATP Oil & Gas	7,767	138,952
Berry Petroleum Class A	9,161	245,332
†Bill Barrett	7,991	262,025
†BPZ Resources	19,821	149,054
†Brigham Exploration	16,052	145,752
†Carrizo Oil & Gas	5,697	139,520
†Cheniere Energy	8,900	26,077
†Clayton Williams Energy	1,566	47,168
†Clean Energy Fuels	8,137	117,254
†Contango Oil & Gas	2,331	119,021
†CREDO Petroleum	2,200	22,264
Crosstex Energy	7,397	39,056
†CVR Energy	5,342	66,454
Delek US Holdings	3,567	30,569
†Delta Petroleum	38,916	68,103
DHT Maritime	10,926	41,082
†Endeavor International	24,000	29,040
†Evergreen Energy	25,125	15,578
†FX Energy	9,583	30,953
General Maritime	9,355	72,408
†GeoResources	1,100	12,155
†GMX Resources	4,960	77,922
Golar LNG	6,337	70,087
†Goodrich Petroleum	5,128	132,354
†Gran Tierra Energy	41,900	174,304
†Green Plains Renewab	3,200	22,720
†GT Solar International	6,300	36,603
†Gulfport Energy	6,414	56,058
†Harvest Natural Resources	6,196	31,785
†International Coal Group	20,353	82,023
†Isramco	300	39,192
†James River Coal	6,100	116,571
Knightsbridge Tankers	3,051	39,785
†McMoRan Exploration	16,752	126,478
Nordic American Tanker Shipping	8,718	257,878
†Northern Oil & Gas	5,100	42,840
†Oilsands Quest	36,924	41,724
Panhandle Oil & Gas Class A	1,800	38,448
†Parallel Petroleum	8,202	26,000
†Patriot Coal	15,900	186,984
Penn Virginia	9,285	212,719
†Petroleum Development	4,720	88,075
†Petroquest Energy	12,292	79,775
†PrimeEnergy	100	2,868
†Rex Energy	5,893	49,207
†Rosetta Resources	10,509	154,377
Ship Finance International	8,407	103,322
†Stone Energy	9,106	148,519
†Swift Energy	7,264	172,012
†Syntroleum	15,200	41,040
Teekay Tankers Class A	2,937	24,524
†Toreador Resources	3,847	38,432
†USEC	21,852	102,486
†Vaalco Energy	10,692	49,183
†Vantage Drilling	9,700	17,751
†Venoco	4,376	50,368
W&T Offshore	7,500	87,825
†Warren Resources	11,392	33,720
†Western Refining	10,200	65,790
†Westmoreland Coal	1,700	13,821
World Fuel Services	6,029	289,813
†Zion Oil & Gas	2,900	28,304
		5,642,591
Paper & Forest Products – 0.64%
†Buckeye Technologies	9,123	97,890
†Clearwater Paper	2,518	104,069
Deltic Timber	2,129	97,444
†Domtar	8,700	306,413
Glatfelter	10,083	115,753
†Kapstone Paper & Packaging	5,600	45,584
†Louisiana-Pacific	20,500	136,735
Neenah Paper	3,732	43,926
†Orchids Paper Products	1,100	22,000
Schweitzer-Mauduit International	3,088	167,864
Wausau Paper	8,003	80,030
		1,217,708
Personal Products – 0.52%
†American Oriental Bioengineering	12,467	60,590
†Bare Escentuals	14,000	166,460
†Chattem	4,015	266,636
†China Sky One Medical	2,400	31,656
†Elizabeth Arden	5,623	66,183
†Female Health	4,900	24,745
Inter Parfums	3,936	48,052
Mannatech	2,245	8,598
Nu Skin Enterprises Class A	9,595	177,795
†Prestige Brands Holdings	7,653	53,877
†Revlon	5,600	27,216
Schiff Nutrition International	1,300	6,773
†USANA Health Sciences	1,252	42,706
		981,287
Pharmaceuticals – 1.49%
†Acura Pharmaceuticals	2,300	11,753
†Adolor	7,500	11,925
†Akorn	13,578	18,602
†Ardea Biosciences	2,900	53,128
†Auxilium Pharmaceuticals	9,044	309,394
†AVANIR Pharmaceuticals	14,100	29,328
†Biodel	1,970	10,579
†BioMimetic Therapeutics	2,190	26,740
†Biospecifics Technologies	1,100	35,211
†Cadence Pharmaceuticals	5,632	62,290
†Caraco Pharmaceutical Laboratories	1,637	8,332
†Cypress Bioscience	7,903	64,568
†Depomed	12,300	53,751
†Discovery Laboratories	26,662	36,260
†DURECT	17,760	47,419
†Hi-Tech Pharmacal	2,200	49,368
†Impax Laboratories	12,900	112,746
†Infinity Pharmaceuticals	5,200	32,396
†Inspire Pharmaceuticals	11,100	57,942
†ISTA Pharmaceuticals	8,100	36,126
†Javelin Pharmaceuticals	10,358	20,198
†KV Pharmaceutical Class A	10,167	31,213
†Lannett	3,200	23,936
†MAP Pharmaceuticals	1,100	11,506
†Matrixx Initiatives	3,200	18,176
†Medicines	9,997	110,067
Medicis Pharmaceutical Class A	12,130	258,976
†MiddleBrook Pharmaceutical	6,800	7,820
†Myriad Pharmaceuticals	3,944	23,112
†NeurogesX	3,200	25,600
†Obagi Medical Products	2,727	31,633
†OncoGenex Pharmaceutical	1,100	39,600
†Optimer Pharmaceuticals	5,700	77,121
†Pain Therapeutics	7,812	39,529
†Par Pharmaceuticals	7,514	161,626
†POZEN	5,106	37,580
†Questcor Pharmaceuticals	10,300	56,856
†Repros Therapeutics	2,900	2,610
†Salix Pharmaceuticals	10,418	221,487
†Santarus	12,100	39,809
†Spectrum Pharmaceuticals	7,500	50,475
†Sucampo Pharmaceuticals Class A	1,300	7,579
†SuperGen	14,500	38,715
†ViroPharma	15,978	153,708
†Vivus	13,595	142,068
†XenoPort	5,644	119,822
		2,818,680
Real Estate Investment Trusts – 5.73%
Acadia Realty Trust	7,861	118,465
Agree Realty	1,737	39,829
†Alexander's	477	141,135
American Campus Communities	10,797	289,899
American Capital Agency	2,300	65,435
†Anthracite Capital	9,363	9,831
Anworth Mortgage Asset	20,790	163,825
†Ashford Hospitality Trust	14,181	49,066
Associated Estates Realty	2,234	21,491
BioMed Realty Trust	20,642	284,860
CapLease	12,268	49,440
Capstead Mortgage	12,700	176,657
Care Investment Trust	2,500	19,175
CBL & Associates Properties	28,000	271,600
Cedar Shopping Centers	7,280	46,956
Cogdell Spencer	6,500	31,200
Colonial Properties Trust	10,200	99,246
Cousins Properties	8,714	72,152
DCT Industrial Trust	40,061	204,712
Developers Diversified Realty	28,900	267,036
†DiamondRock Hospitality	21,749	176,167
†DuPont Fabros Technology	5,814	77,501
Dynex Capital	3,300	27,819
EastGroup Properties	5,440	207,917
Education Realty Trust	13,361	79,231
Entertainment Properties Trust	7,501	256,084
Equity Lifestyle Properties	5,368	229,697
Equity One	6,478	101,510
Extra Space Storage	16,778	177,008
FelCor Lodging Trust	10,978	49,730
First Industrial Realty Trust	9,673	50,783
First Potomac Realty Trust	4,987	57,650
Franklin Street Properties	11,439	149,851
Getty Realty	3,359	82,430
Gladstone Commercial	2,000	27,360
Glimcher Realty Trust	6,517	23,917
†Government Properties Income Trust	2,347	56,351
†Gramercy Capital	11,511	27,972
Hatteras Financial	7,600	227,848
Healthcare Realty Trust	12,522	264,590
Hersha Hospitality Trust	8,190	25,389
Highwoods Properties	14,842	466,782
Home Properties	6,794	292,753
Inland Real Estate	14,149	123,945
Investors Real Estate Trust	13,995	126,515
†iStar Financial	22,100	67,184
Kilroy Realty	8,500	235,790
Kite Realty Group Trust	9,866	41,141
LaSalle Hotel Properties	12,861	252,847
Lexington Reality Trust	16,580	84,558
LTC Properties	5,116	122,989
Medical Properties Trust	17,721	138,401
MFA Mortgage Investments	58,721	467,420
Mid-America Apartment Communities	5,608	253,089
Mission West Properties	2,890	19,450
Monmouth Real Estate Investment Class A	2,900	20,184
National Health Investors	5,461	172,841
National Retail Properties	16,454	353,267
NorthStar Realty Finance	10,293	36,128
Omega Healthcare Investors	16,375	262,328
One Liberty Properties	62	558
Parkway Properties	4,662	91,841
Pennsylvania Real Estate Investment Trust	9,223	70,187
†Pennymac Mortgage Investment Trust	3,004	59,810
Post Properties	9,608	172,944
Potlatch	8,263	235,082
PS Business Parks	3,482	178,696
RAIT Investment Trust	17,195	50,553
Ramco-Gershenson Properties Trust	3,559	31,746
Redwood Trust	15,860	245,830
Resource Capital	3,593	19,546
Saul Centers	1,503	48,246
Sovran Self Storage	4,531	137,878
†Strategic Hotel & Resorts	11,105	28,762
Sun Communities	2,926	62,968
Sunstone Hotel Investors	14,453	102,616
Tanger Factory Outlet Centers	8,040	300,214
UMH Properties	2,700	22,005
Universal Health Realty Income Trust	2,008	65,360
Urstadt Biddle Properties Class A	4,142	60,432
U-Store-It Trust	14,806	92,538
Walter Investment Management	4,100	65,682
Washington Real Estate Investment Trust	11,604	334,195
Winthrop Realty Trust	1,298	12,643
		10,826,759
Real Estate Management & Development – 0.21%
†Avatar Holdings	877	16,663
Consolidated-Tomoka Land	892	34,164
†Forestar Group	7,300	125,414
Starwood Property Trust	8,271	167,488
†Tejon Ranch	1,890	48,535
		392,264
Road & Rail – 0.96%
†Amerco	1,669	76,540
Arkansas Best	5,355	160,329
†Avis Budget Group	21,600	288,576
†Celadon Group	5,177	58,552
†Dollar Thrifty Automotive Group	4,840	119,016
†Genesee & Wyoming Class A	7,335	222,397
Heartland Express	10,248	147,571
Knight Transportation	12,222	205,085
†Marten Transport	2,989	50,992
†Old Dominion Freight Line	5,436	165,417
†Patriot Transportation Holding	258	19,479
†Saia	2,849	45,812
†Universal Truckload Services	605	9,989
†USA Truck	2,200	27,940
Werner Enterprises	9,143	170,334
†YRC Worldwide	10,900	48,505
		1,816,534
Semiconductors & Semiconductor Equipment – 3.70%
†Actel	5,349	65,097
†Advanced Analogic Technology	7,789	30,922
†Advanced Energy Industries	5,960	84,870
†Amkor Technology	22,305	153,458
†Anadigics	13,720	64,621
†Applied Micro Circuits	13,466	134,525
†Atheros Communications	12,157	322,525
†ATMI	6,301	114,363
†Brooks Automation	13,174	101,835
†Cabot Microelectronics	4,944	172,348
†Cavium Networks	7,597	163,108
†Ceva	3,000	32,250
†Cirrus Logic	14,906	82,877
Cohu	3,978	53,942
†Cymer	5,837	226,826
†Diodes	6,148	111,217
†DSP Group	3,978	32,381
†Emcore	11,700	15,210
†Entegris	24,788	122,701
†Entropic Communications	12,612	34,557
†Exar	7,513	55,221
†FEI	7,297	179,871
†FormFactor	10,319	246,830
†GSI Technology	5,900	23,541
†Hittite Microwave	4,469	164,370
†Intellon	5,100	36,159
IXYS	4,755	40,465
†Kopin	15,400	73,920
†Kulicke & Soffa Industries	13,133	79,192
†Lattice Semiconductor	28,094	63,212
Micrel	8,239	67,148
†Microsemi	16,965	267,877
†Microtune	9,022	16,420
†MIPS Technologies	10,138	38,220
†MKS Instruments	9,612	185,415
†Monolithic Power Systems	7,114	166,823
†Netlogic Microsystems	3,608	162,360
†NVE	1,100	58,476
†OmniVision Technologies	9,968	162,279
†Pericom Semiconductor	4,501	44,155
†Photronics	9,972	47,267
†PLX Technology	8,008	26,987
Power Integrations	5,100	169,983
†RF Micro Devices	55,457	301,132
†Rubicon Technology	1,901	28,211
†Rudolph Technologies	7,512	55,589
†Semitool	5,733	48,444
†Semtech	12,352	210,108
†Sigma Designs	4,891	71,066
†Silicon Image	16,375	39,791
†Silicon Storage Technology	16,064	38,875
†Skyworks Solutions	35,170	465,658
†SRS Labs	3,600	26,316
†Standard Microsystems	4,130	95,857
†Supertex	2,391	71,730
†Techwell	4,316	47,390
†Tessera Technologies	10,255	286,012
†Trident Microsystems	9,989	25,872
†TriQuint Semiconductor	29,049	224,258
†Ultratech	4,502	59,561
†Veeco Instruments	6,950	162,074
†Virage Logic	5,100	26,571
†Volterra Semiconductor	5,104	93,760
†Zoran	9,786	112,735
		6,986,834
Software – 4.31%
†ACI Worldwide	6,616	100,100
†Actuate	11,129	64,326
†Advent Software	3,058	123,085
American Software Class A	3,400	22,202
†ArcSight	3,944	94,932
Blackbaud	9,276	215,203
†Blackboard	6,495	245,381
†Bottomline Technologies	4,677	60,333
†Callidus Software	5,400	16,254
†Commvault Systems	8,467	175,690
†Concur Technologies	8,128	323,169
†Deltek	4,988	38,358
†DemandTec	4,100	36,203
†Double-Take Software	2,381	24,262
†Dynamics Research	2,100	27,342
†Ebix	1,500	83,040
†Epicor Software	10,641	67,783
†EPIQ Systems	7,057	102,327
†ePlus	1,200	18,660
Fair Isaac	10,400	223,496
†FalconStor Software	5,936	29,502
†GSE Systems	4,600	28,612
Henry (Jack) & Associates	17,632	413,823
†i2 Technologies	3,530	56,621
†InContact	8,400	25,032
†Informatica	18,266	412,446
†Interactive Intelligence	2,519	48,138
†JDA Software Group	5,024	110,227
†Kenexa	5,469	73,722
†Lawson Software	28,864	180,111
†Manhattan Associates	4,474	90,375
†Mentor Graphics	18,734	174,414
†MicroStrategy	1,977	141,435
†Monotype Imaging Holdings	5,602	47,113
†MSC.Software	9,928	83,494
†Net 1 UEPS Technologies	8,045	168,623
†Netscout Systems	5,600	75,656
†NetSuite	3,970	60,741
†Open Text	807	30,241
†OpenTV Class A	22,025	30,395
Opnet Technologies	2,000	21,860
†Parametric Technology	23,014	318,053
Pegasystems	3,224	111,325
†Pervasive Software	4,500	22,275
†Phoenix Technologies	9,900	36,135
†Progress Software	8,329	188,652
†PROS Holdings	2,884	24,283
@QAD	2,139	9,732
Quality Systems	4,871	299,907
†Quest Software	12,994	218,949
†Radiant Systems	6,539	70,229
Renaissance Learning	1,910	18,985
†Rosetta Stone	1,400	32,144
†Smith Micro Software	5,535	68,413
Solera Holdings	14,601	454,238
†Sourcefire	4,375	93,931
†SPSS	3,899	194,755
†SuccessFactors	8,113	114,150
†Symyx Technologies	7,858	52,020
†Synchronoss Technolgies	3,539	44,131
†Take-Two Interactive Software	17,004	190,615
†Taleo Class A	6,615	149,764
†Telecommunication Systems Class A	6,700	56,012
†THQ	15,025	102,771
†TIBCO Software	36,827	349,488
†TiVo	21,736	225,185
†Tyler Technologies	6,796	116,144
†Ultimate Software Group	5,103	146,558
†Unica	3,044	23,195
†Vasco Data Security International	6,483	48,104
		8,144,870
Specialty Retail – 3.22%
†America's Car-Mart	2,100	50,295
†AnnTaylor Stores	12,600	200,214
†Asbury Automotive Group	7,013	88,925
Bebe Stores	6,269	46,140
Big 5 Sporting Goods	4,521	68,267
Books-A-Million	700	8,428
†Borders Group	10,579	32,901
Brown Shoe	9,384	75,260
Buckle	5,382	183,741
†Build-A-Bear Workshop	4,589	22,348
†Cabela's	8,587	114,551
Cato Class A	5,779	117,256
†Charlotte Russe Holding	4,412	77,210
†Charming Shoppes	23,843	117,069
†Children's Place Retail Stores	4,642	139,074
Christopher & Banks	6,754	45,725
†Citi Trends	2,836	80,741
†Coldwater Creek	12,500	102,500
†Collective Brands	12,583	218,063
†Conn's	1,902	21,474
†Destination Maternity	1,100	19,943
†Dress Barn	8,663	155,328
†DSW Class A	3,065	48,948
Finish Line Class A	8,086	82,154
†Genesco	3,662	88,144
Group 1 Automotive	4,638	124,530
†Gymboree	5,979	289,264
†Haverty Furniture	3,720	43,933
†hhgregg	3,140	53,192
†Hibbett Sports	5,522	100,666
†HOT Topic	7,767	58,175
†J. Crew Group	10,051	360,027
†Jo-Ann Stores	5,693	152,743
†Jos. A. Bank Clothiers	3,596	160,993
†Kirkland's	3,000	42,750
Lithia Motors	4,100	63,919
†Lumber Liquidators	3,300	71,577
Men's Wearhouse	10,908	269,428
†Midas	3,131	29,431
Monro Muffler	3,115	99,026
†New York	4,443	22,748
†OfficeMax	16,300	205,054
†Pacific Sunwear of California	14,863	76,544
PEP Boys-Manny Moe & Jack	9,374	91,584
†Pier 1 Imports	21,080	81,580
†Rent-A-Center	13,072	246,799
†Rex Stores	1,600	17,440
†Sally Beauty Holdings	18,339	130,390
†Shoe Carnival	1,131	17,440
Sonic Automotive Class A	5,690	59,745
Sport Supply Group	2,800	28,532
Stage Stores	7,837	101,568
†Stein Mart	6,002	76,285
†Syms	1,300	10,517
†Systemax	2,797	33,928
Talbots	5,910	54,549
†Tractor Supply	7,200	348,624
†Tween Brands	6,153	51,624
†Ulta Salon Cosmetics & Fragrance	6,326	104,442
†West Marine	3,500	27,510
†Wet Seal Class A	17,296	65,379
†Zale	4,462	31,903
†Zumiez	3,998	65,607
		6,074,145
Textiles, Apparel & Luxury Goods – 2.10%
†American Apparel	7,100	24,921
†Carter's	11,252	300,428
Cherokee	1,520	36,434
Columbia Sportswear	2,329	95,862
†CROCS	18,600	123,690
†Deckers Outdoor	2,732	231,810
†FGX International Holdings	3,782	52,759
†Fossil	9,626	273,860
†Fuqi International	2,200	64,416
†G-III Apparel Group	2,617	37,031
†Iconix Brand Group	14,455	180,254
Jones Apparel Group	17,800	319,154
Kenneth Cole Productions Class A	1,306	13,099
K-Swiss Class A	4,785	42,060
Liz Claiborne	20,300	100,079
†lululemon athletica	8,610	195,878
†Madden (Steven)	3,480	128,099
†Maidenform Brands	4,329	69,524
Movado Group	3,650	53,035
Oxford Industries	2,310	45,507
†Perry Ellis International	1,362	21,846
†Quiksilver	24,354	66,974
†Skechers U.S.A. Class A	7,010	120,151
†Timberland Class A	9,293	129,359
†True Religion Apparel	5,380	139,503
†Under Armour Class A	6,941	193,168
†Unifi	8,500	27,200
UniFirst	2,874	127,749
†Volcom	3,801	62,640
†Warnaco Group	9,186	402,898
Weyco Group	1,220	27,938
Wolverine World Wide	10,129	251,604
		3,958,930
Thrift & Mortgage Finance – 1.46%
Abington Bancorp	4,839	37,454
Astoria Financial	18,200	200,928
Bank Mutual	8,783	77,642
BankFinancial	4,048	38,780
†Beneficial Mutual Bancorp	5,784	52,808
Berkshire Hills Bancorp	2,390	52,437
Brookline Bancorp	12,589	122,365
Brooklyn Federal Bancorp	700	8,540
Clifton Savings Bancorp	2,441	23,922
Danvers Bancorp	3,600	48,924
Dime Community Bancshares	4,452	50,886
†Doral Financial	490	1,813
ESB Financial	2,100	28,119
Essa Bancorp	2,500	33,025
First Defiance Financial	2,000	29,820
First Financial Holdings	2,240	35,773
First Financial Northwest	3,200	18,624
First Financial Service	1,200	16,164
†Flagstar Bancorp	26,073	26,855
Flushing Financial	3,659	41,713
†Fox Chase Bancorp	1,600	16,032
†Home Bancorp	2,100	25,557
Home Federal Bancorp	3,800	43,396
Kearny Financial	2,777	28,936
Legacy Bancorp	2,200	23,100
†Meridian Interstate Bancorp	2,100	17,850
†MGIC Investment	26,800	198,588
NASB Financial	614	16,148
NewAlliance Bancshares	22,752	243,447
Northeast Community Bancorp	2,000	14,760
Northwest Bancorp	3,996	91,269
OceanFirst Financial	1,200	13,920
†Ocwen Financial	10,779	122,018
Oritani Financial	1,774	24,197
PMI Group	17,600	74,800
Provident Financial Services	12,981	133,574
Provident New York Bancorp	7,146	68,244
Prudential Bancorp of Pennsylvania	1,400	14,056
Radian Group	17,600	186,208
Rockville Financial	1,279	13,749
Roma Financial	1,435	17,837
†Tree.com	2,100	15,855
Trustco Bank	14,975	93,594
United Financial Bancorp	3,700	42,846
ViewPoint Financial	1,803	25,314
†Waterstone Financial	1,430	7,236
Webster Financial	13,200	164,604
Westfield Financial	5,892	49,905
WSFS Financial	1,035	27,572
		2,761,204
Tobacco – 0.23%
†Alliance One International	16,171	72,446
†Star Scientific	16,800	15,624
Universal	5,030	210,354
Vector Group	8,139	126,799
		425,223
Trading Company & Distributors – 0.80%
Aceto	5,400	35,640
Aircastle	9,700	93,799
Applied Industrial Technologies	8,209	173,702
†Beacon Roofing Supply	9,448	150,979
†BlueLinx Holdings	4,100	16,441
†DXP Enterprises	1,400	15,610
†H&E Equipment Services	6,235	70,643
Houston Wire & Cable	3,875	42,819
†Interline Brands	6,296	106,088
Kaman Class A	5,189	114,054
Lawson Products	1,079	18,785
†RSC Holdings	9,882	71,842
†Rush Enterprises Class A	5,846	75,530
TAL International Group	3,488	49,599
Textainer Group Holdings	2,073	33,189
†United Rentals	13,100	134,930
Watsco	5,266	283,891
†Willis Lease Finance	1,500	20,505
		1,508,046
Transportation Infrastructure – 0.01%
†CAI International	1,400	10,318
		10,318
Water Utilities – 0.33%
American States Water	4,074	147,397
Artesian Resources	1,500	25,230
†Cadiz	2,898	33,907
California Water Service Group	4,251	165,534
Connecticut Water Service	1,300	29,107
Consolidated Water	2,476	40,433
Middlesex Water	2,800	42,224
Pennichuck	1,000	21,760
SJW	2,334	53,332
Southwest Water	4,891	24,064
York Water	2,700	37,422
		620,410
Wireless Telecommunication Services – 0.29%
†Centennial Communications	17,677	141,062
†iPCS	3,205	55,767
†Syniverse Holdings	13,998	244,965
USA Mobility	5,018	64,632
†Virgin Mobile USA Class A	6,724	33,620
		540,046
Total Common Stock (Cost $205,153,671)		184,086,744
Warrant – 0.00%
†#@Greenhunter Energy Warrants 144A, exercise price $27.50, expiration date 8/27/11	90	0
Total Warrant (Cost $0)		0
	Principal
	Amount
	(U.S. $)
≠∞U.S. Treasury Obligation – 0.28%
U.S. Treasury Bill 0.125% 12/10/09	$541,000	540,942
Total U.S. Treasury Obligation (Cost $540,869)		540,942

	Number of
	Shares
Short-Term Investment – 2.46%
Money Market Mutual Fund – 2.46%
Dreyfus Treasury & Agency Cash Management Fund	4,639,392	4,639,392
Total Short-Term Investment (Cost $4,639,392)		4,639,392
Total Value of Securities – 100.22%
(Cost $210,333,932)		189,267,078
Liabilities Net of Receivables and Other Assets (See Notes) – (0.22%)		(422,367)
Net Assets Applicable to 13,663,239 Shares Outstanding – 100.00%		$188,844,711

≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $22,494, which represented 0.01% of the Fund’s net assets. See Note 4 in “Notes.”
∞Fully or partially pledged as collateral for financial futures contracts.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."

The following financial futures contract was outstanding at September 30, 2009:

Financial Futures Contract1
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
85 Russell 2000 Mini Index	$5,022,091	$5,125,500	12/18/09	$103,409

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Small-Cap Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Financial futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$218,257,106
Aggregate unrealized appreciation	14,264,718
Aggregate unrealized depreciation	(43,254,746)
Net unrealized depreciation	$ (28,990,028)

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Total
Common Stock	$184,086,744	$ -	$184,086,744
U.S. Treasury Obligations	-	540,942	540,942
Short-Term	4,639,392	-	4,639,392
Total	$188,726,136	$540,942	$189,267,078

Derivatives	$-	$103,409	$ 103,409

There were no Level 3 securities at the beginning or end of the period.

3. Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

4. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the limit on investments in illiquid securities Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Mid-Cap Value Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.35%
Aerospace & Defense –1.34%
†Alliant Techsystems	3,900	$303,615
†Teledyne Technologies	17,400	626,226
		929,841
Airlines – 2.24%
†Delta Air Lines	174,150	1,560,384
		1,560,384
Auto Components – 0.84%
†TRW Automotive Holdings	34,900	584,575
		584,575
Biotechnology – 0.47%
†Theravance	22,200	325,008
		325,008
Capital Markets – 6.03%
†Affiliated Managers Group	11,000	715,110
Ameriprise Financial	36,900	1,340,577
Invesco	39,200	892,192
=†#Solar Cayman 144A	26,800	254,064
†TD AmeriTrade Holding	50,600	992,772
		4,194,715
Chemicals – 4.32%
Agrium	14,600	726,934
Cytec Industries	19,700	639,659
FMC	21,000	1,181,250
Nalco Holdings	22,300	456,927
		3,004,770
Commercial Banks – 3.29%
Comerica	22,300	661,641
Huntington Bancshares	98,872	465,687
M&T Bank	3,100	193,192
Popular	175,300	496,099
SunTrust Banks	21,100	475,805
		2,292,424
Commercial Services & Supplies – 0.89%
Donnelley (R.R.) & Sons	29,200	620,792
		620,792
Communications Equipment – 0.65%
†JDS Uniphase	54,600	388,206
†Tellabs	9,100	62,972
		451,178
Computers & Peripherals – 0.77%
†NetApp	20,000	533,600
		533,600
Construction & Engineering – 1.64%
Multiplan Empreendimentos Imobiliarios	33,800	528,498
†URS	14,100	615,465
		1,143,963
Containers & Packaging – 3.92%
Greif Class A	14,600	803,730
†Owens-Illinois	33,800	1,247,220
Rexam	163,248	680,589
		2,731,539
Diversified Financial Services – 3.51%
First Pacific	710,000	475,471
†PHH	99,000	1,964,160
		2,439,631
Electric Utilities – 3.18%
Allegheny Energy	28,700	761,124
Northeast Utilities	61,200	1,452,888
		2,214,012
Electrical Equipment – 1.95%
AMETEK	22,700	792,457
†Thomas & Betts	18,800	565,504
		1,357,961
Electronic Equipment, Instruments, & Components – 5.44%
†Arrow Electronics	67,100	1,888,865
†Flextronics International	133,600	996,656
Kingboard Laminates Holdings	1,403,500	903,673
		3,789,194
Energy Equipment & Services – 2.47%
†Compagnie Generale de Geophysique-Veritas ADR	31,400	734,760
SBM Offshore	23,929	508,738
Smith International	9,200	264,040
†Weatherford International	10,300	213,519
		1,721,057
Food Products – 2.93%
†BRF - Brazil Foods SA	31,000	822,443
Bunge	9,100	569,751
†Marfrig Frigorificos e Comerico de Alimentos	30,700	292,868
†Marine Harvest	489,000	354,973
		2,040,035
Gas Utilities – 1.11%
UGI	30,800	771,848
		771,848
Health Care Providers & Services – 3.96%
AmerisourceBergen	38,500	861,630
CIGNA	47,000	1,320,230
†Laboratory Corporation of America Holdings	8,700	571,590
		2,753,450
Hotels, Restaurants & Leisure – 0.87%
Thomas Cook Group	162,387	603,306
		603,306
Household Durables – 3.27%
MDC Holdings	41,400	1,438,236
†Toll Brothers	42,700	834,358
		2,272,594
Industrial Conglomerates – 0.82%
Textron	29,900	567,502
		567,502
Insurance – 10.45%
Everest Re Group	13,300	1,166,410
Fidelity National Financial Class A	29,800	449,384
First American Financial	11,800	381,966
PartnerRe	8,100	623,214
Platinum Underwriters Holdings	29,700	1,064,448
Principal Financial Group	25,400	695,706
Reinsurance Group of America	32,931	1,468,722
Unum Group	66,300	1,421,472
		7,271,322
IT Services – 0.87%
†CACI International	3,200	151,264
Western Union	24,200	457,864
		609,128
Leisure Equipment & Products – 0.91%
Mattel	34,500	636,870
		636,870
Machinery – 3.48%
Barnes Group	4,500	76,905
Dover	12,600	488,376
Kennametal	30,100	740,761
Pentair	37,700	1,112,904
		2,418,946
Media – 2.71%
Virgin Media	135,400	1,884,768
		1,884,768
Metals & Mining – 1.12%
Cliffs Natural Resources	24,100	779,876
		779,876
Multi-Utilities & Unregulated Power – 3.01%
NV Energy	108,000	1,251,720
Wisconsin Energy	18,700	844,679
		2,096,399
Oil, Gas & Consumable Fuels – 4.18%
Consol Energy	18,100	816,491
†Newfield Exploration	33,100	1,408,736
Noble Energy	10,400	685,984
		2,911,211
Pharmaceuticals – 3.46%
†Endo Pharmaceuticals Holdings	21,900	495,597
†Impax Laboratories	131,400	1,148,436
†King Pharmaceuticals	71,200	766,824
		2,410,857
Real Estate Investment Trusts – 2.71%
†BR Malls Participacoes	41,000	484,164
Chimera Investment	367,264	1,402,948
		1,887,112
Road & Rail – 1.04%
Con-Way	6,800	260,576
Hunt (J.B.) Transport	14,500	465,885
		726,461
Semiconductors & Semiconductor Equipment – 4.47%
Linear Technology	23,600	652,068
†Teradyne	78,000	721,500
†Varian Semiconductor Equipment Associates	52,850	1,735,594
		3,109,162
Software – 1.11%
†McAfee	17,600	770,704
		770,704
Specialty Retail – 2.55%
American Eagle Outfitters	53,500	902,010
Ross Stores	18,200	869,414
		1,771,424
Textiles, Apparel & Luxury Goods – 1.24%
VF	11,900	861,917
		861,917
Thrift & Mortgage Finance – 0.13%
†Beneficial Mutual Bancorp	10,000	91,300
		91,300
Total Common Stock (Cost $61,439,830)		69,140,836

Short-Term Investment – 0.55%
Money Market Mutual Fund – 0.55%
Dreyfus Treasury & Agency Cash Management Fund	383,735	383,735
Total Short-Term Investment (Cost $383,735)		383,735

Total Value of Securities – 99.90%
(Cost $61,823,565)		69,524,571
Receivables and Other Assets Net of Liabilities (See Notes) – 0.10%		71,606
Net Assets Applicable to 6,356,269 Shares Outstanding – 100.00%		$69,596,177

†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $254,064, which represented 0.37% of the Fund’s net assets. See Note 4 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $254,064, which represented 0.37% of the Fund’s net assets. See Note 1 in "Notes.”

Summary of Abbreviations:
ADR–American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Mid-Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices.  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$68,781,311
Aggregate unrealized appreciation	6,359,828
Aggregate unrealized depreciation	(5,616,568)
Net unrealized appreciation	$743,260

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $16,196,503 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$68,886,772	$ -	$254,064	$69,140,836
Short-Term	383,735	-	-	383,735
Total	$69,270,507	$ -	$254,064	$69,524,571

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 12/31/08	$1,341,060
Net purchases, sales, and settlements	(15,912)
Net realized loss	(196,908)
Net transfers in and/or out of Level 3	(1,052,865)
Net change in unrealized
appreciation/depreciation	178,689
Balance as of 9/30/09	$ 254,064

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09)	$ (94,872

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of September 30, 2009, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Templeton Growth Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock–99.14%∆
Australia–0.18%
Alumina	282,914	$456,795
		456,795
Austria–1.10%
Telekom Austria	153,680	2,770,332
		2,770,332
Bermuda–2.83%
†ACE	53,240	2,846,211
PartnerRe	26,360	2,028,138
Tyco International	65,457	2,256,957
		7,131,306
Brazil–2.87%
†Empresa Brasileira de Aeronautica ADR	52,270	1,199,074
Petroleo Brasiliero ADR	96,140	3,779,263
Vale ADR	109,770	2,251,383
		7,229,720
France–9.11%
AXA	130,280	3,526,575
France Telecom ADR	171,090	4,605,743
GDF Suez	34,746	1,542,762
Michelin Class B	32,380	2,539,957
Sanofi-Aventis	53,296	3,910,833
†Suez Enviornnement	7,303	166,793
Total	58,960	3,503,004
Vivendi	101,752	3,148,142
		22,943,809
Germany–9.09%
Bayerische Motoren Werke	48,950	2,357,134
Deutsche Post	123,800	2,322,268
E.On	73,270	3,117,628
†Infineon Technologies ADR	340,108	1,904,605
Merck KGAA	18,630	1,852,550
Muenchener Ruechversicherungs	16,440	2,629,212
Rhoen Klinikum	72,426	1,832,286
SAP ADR	65,510	3,201,474
Siemens ADR	39,540	3,675,638
		22,892,795
Hong Kong–1.42%□
Cheung Kong Holdings	91,000	1,154,819
China Telecom	5,120,000	2,417,962
		3,572,781
Ireland–1.24%
Covidien	41,877	1,811,599
CRH	47,739	1,320,546
		3,132,145
Israel–0.57%
†Check Point Software Technologies	50,590	1,434,227
		1,434,227
Italy–0.50%
ENI	50,374	1,258,920
		1,258,920
Japan–2.72%
Konica Minolta Holdings	106,500	1,009,541
Mitsubishi UFJ Financial Group ADR	84,590	451,711
Nintendo	8,400	2,152,046
Takeda Pharmaceutical	33,500	1,395,600
Toyota Motor ADR	23,430	1,840,895
		6,849,793
Netherlands–3.36%
ING Groep CVA	83,000	1,481,636
Koninklijke Philips Electronics	72,540	1,766,179
Randstad Holding	30,762	1,328,498
Reed Elsevier	129,573	1,461,748
SBM Offshore	113,784	2,419,082
		8,457,143
Norway–2.17%
StatoilHydro	79,810	1,794,849
Telenor	316,950	3,670,950
		5,465,799
Portugal–1.26%
Banco Espirito Santo Class R	446,532	3,168,823
		3,168,823
Republic of Korea–2.50%
†KB Financial Group	36,409	1,872,286
Samsung Electronics	6,378	4,418,249
		6,290,535
Russia–0.80%
Gazprom ADR	84,690	2,009,694
		2,009,694
Singapore–2.93%
DBS Group Holdings	400,006	3,771,038
Singapore Telecommunications	1,565,000	3,610,727
		7,381,765
South Africa–1.11%
Sasol ADR	72,950	2,780,854
		2,780,854
Spain–2.34%
Telefonica	213,331	5,885,511
		5,885,511
Switzerland–5.38%
Adecco	31,000	1,648,188
Nestle	83,840	3,572,514
Novartis	56,030	2,803,257
Roche Holding	21,590	3,489,482
Tyco Electronics	91,407	2,036,548
		13,549,989
Taiwan–0.93%
Taiwan Semiconductors Manufacturing ADR	214,105	2,346,593
		2,346,593
Turkey–0.64%
Turkcell Iletisim Hizmet ADR	90,720	1,621,166
		1,621,166
United Kingdom–13.66%
Aviva	413,300	2,958,078
†BAE Systems	368,750	2,058,230
BP ADR	66,120	3,519,568
British Sky Broadcasting Group	161,200	1,472,124
G4S	766,880	2,704,537
GlaxoSmithKline	144,470	2,839,527
HSBC Holdings	128,400	1,489,440
Kingfisher	367,408	1,249,935
Pearson	144,010	1,774,231
Royal Dutch Shell Class B	83,620	2,319,653
Tesco	420,570	2,685,511
Unilever	138,004	3,920,908
Vodafone Group ADR	188,090	4,232,024
†Wolseley	49,065	1,182,324
		34,406,090
United States–30.43%
Accenture Class A	97,530	3,634,943
†Amgen	72,870	4,388,960
Aon	46,170	1,878,657
Bank of America	42,940	726,545
Bank of New York Mellon	88,340	2,560,977
Bristol-Myers Squibb	125,530	2,826,936
†Cadence Design Systems	71,710	526,351
†Cisco Systems	188,120	4,428,345
Comcast Special Class A	148,725	2,391,498
CVS Caremark	60,564	2,164,557
Disney (Walt)	47,640	1,308,194
†Dr Pepper Snapple Group	120,535	3,465,387
FedEx	13,060	982,373
General Electric	114,110	1,873,686
Home Depot	24,150	643,356
Invesco	53,415	1,215,725
Merck	96,840	3,063,049
Microsoft	185,590	4,804,926
News Class A	205,110	2,459,269
Oracle	115,300	2,402,852
Pfizer	218,810	3,621,306
PG&E	75,380	3,052,136
Progressive	207,440	3,439,355
Quest Diagnostics	54,260	2,831,829
Seagate Technology	99,630	1,515,372
†Sprint Nextel	224,690	887,526
Target	56,380	2,631,818
Time Warner	101,942	3,745,122
United Parcel Service Class B	38,480	2,172,966
†Viacom Class B	68,560	1,922,422
†Watson Pharmaceuticals	83,650	3,064,936
		76,631,374
Total Common Stock (Cost $238,842,218)		249,667,959

Short-Term Investment–0.69%
Money Market Mutual Fund–0.69%
Dreyfus Treasury & Agency Cash Management Fund	1,743,733	1,743,733
Total Short-Term Investment (Cost $1,743,733)		1,743,733
Total Value of Securities–99.83%
(Cost $240,585,951)		251,411,692
Receivables and Other Assets Net of Liabilities (See Notes)–0.17%		438,313
Net Assets Applicable to 10,509,751 Shares Outstanding–100.00%		$251,850,005

∆Securities have been classified by country of origin.
†Non income producing security.
□Securities listed and traded on the Hong Kong Stock Exchange.

Summary of Abbreviations:
ADR–American Depositary Receipts
CVA–Dutch Certificate

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Templeton Growth Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$240,585,980
Aggregate unrealized appreciation	$ 33,526,095
Aggregate unrealized depreciation	(22,700,383)
Net unrealized appreciation	$ 10,825,712

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Common Stock	$249,667,959
Short-Term	1,743,733
Total	$251,411,692

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund over the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2009.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Marsico International Growth Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.19%∆
Australia – 2.20%
CSL	193,836	$5,722,379
		5,722,379
Belgium – 2.01%
Anheuser-Busch InBev	114,669	5,235,690
		5,235,690
Brazil – 8.74%
Cyrela Brazil Realty	119,700	1,566,901
Gafisa	212,070	3,208,194
Itau Unibanco Holding ADR	216,269	4,357,834
OGX Petroleo e Gas Participacoes	2,800	2,138,466
Petroleo Brasileiro ADR	150,092	6,889,223
Vale ADR	198,700	4,595,931
		22,756,549
Canada – 0.00%
Suncor Energy	210	7,382
		7,382
China – 2.45%■
†Baidu ADR	4,992	1,952,122
Ctrip.com International ADR	30,900	1,816,611
†Longtop Financial Technologies ADR	46,800	1,331,928
Tencent Holdings	78,500	1,277,271
		6,377,932
Denmark – 4.52%
Novozymes B Shares	13,775	1,296,386
†Vestas Wind Systems	144,765	10,465,266
		11,761,652
France – 4.15%
Accor	23,420	1,303,560
Alstom	58,830	4,292,813
BNP Paribas	49,604	3,962,899
Schneider Electric	12,244	1,240,822
		10,800,094
Germany – 7.92%
BASF	35,768	1,901,881
Daimler	169,884	8,605,640
Hochtief	25,783	1,957,209
†Infineon Technologies	474,326	2,699,791
Metro	47,332	2,678,137
ThyssenKrupp	80,066	2,770,658
		20,613,316
Hong Kong – 5.61%■
Cheung Kong Holdings	404,000	5,126,890
CNOOC	1,830,800	2,461,540
Esprit Holdings	520,500	3,492,387
Hang Lung Properties	281,000	1,035,168
Noble Group	846,000	1,471,409
Sun Hung Kai Properties	68,000	1,002,013
		14,589,407
India – 2.58%
ICICI Bank ADR	133,621	5,152,425
#Reliance Industries GDR 144A	16,850	1,550,032
		6,702,457
Ireland – 0.50%
CRH	47,376	1,310,505
		1,310,505
Israel – 1.40%
Teva Pharmaceutical Industries ADR	72,070	3,643,859
		3,643,859
Japan – 9.71%
Daikin Industries	73,648	2,649,769
Daiwa Securities Group	904,000	4,662,233
FamilyMart	41,200	1,326,294
Honda Motor	74,500	2,294,542
Marubeni	1,175,000	5,928,989
Mizuho Financial Group	3,459,600	6,859,469
Sumco	68,500	1,556,558
		25,277,854
Mexico – 2.74%
†Cemex ADR	552,345	7,136,284
		7,136,284
Netherlands – 1.44%
ASML Holding	126,970	3,734,228
		3,734,228
Singapore – 2.33%
CapitaLand	1,788,000	4,721,798
Singapore Airlines	138,000	1,349,973
		6,071,771
Spain – 5.96%
Banco Bilbao Vizcaya Argentaria	310,790	5,516,092
Gamesa Corp. Tecnologica	211,875	4,746,337
Telefonica	189,905	5,239,220
		15,501,649
Switzerland – 14.50%
ABB	125,271	2,514,244
†Actelion	41,424	2,572,137
Credit Suisse Group	177,337	9,839,223
GAM Holding	54,610	2,726,943
Lonza Group	60,208	6,564,871
Nestle	76,695	3,268,057
†Transocean	119,806	10,247,008
		37,732,483
Taiwan – 4.47%
HON HAI Precision Industry	1,279,000	5,156,775
Taiwan Semiconductors Manufacturing ADR	590,826	6,475,452
		11,632,227
United Kingdom – 10.72%
†Autonomy	105,036	2,734,151
BP	438,958	3,878,924
HSBC Holdings	721,903	8,257,219
Reckitt Benckiser Group	53,638	2,621,895
Standard Chartered	110,539	2,725,490
Tesco	408,830	2,610,546
Vodafone Group	2,265,018	5,074,378
		27,902,603
United States – 1.24%
†NII Holdings	107,642	3,227,107
		3,227,107
Total Common Stock (Cost $206,169,465)		247,737,428
Right – 0.04%
France – 0.04%
BNP Paribas	49,604	107,419
Total Right (Cost $0)		107,419
Short-Term Investment – 5.07%
Money Market Mutual Fund – 5.07%
Dreyfus Treasury & Agency Cash Management Fund	13,179,473	13,179,473
Total Short-Term Investment (Cost $13,179,473)		13,179,473
Total Value of Securities – 100.30%
(Cost $219,348,938)		261,024,320
Liabilities Net of Receivables and Other Assets (See Notes) – (0.30%)		(782,946)
Net Assets Applicable to 23,555,728 Shares Outstanding – 100.00%		$260,241,374

∆Securities have been classified by country of origin.
†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $1,550,032, which represented 0.60% of the Fund’s net assets. See Note 4 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Kroner
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipts
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at September 30, 2009:

Foreign Currency Exchange Contracts1
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		SettlementDate	(Depreciation)
CAD	(1,262,250)	USD	1,160,274	10/1/09	$ (18,575)
CAD	(674,850)	USD	620,609	10/2/09	(9,653)
CHF	1,425,813	USD	(1,376,040)	10/5/09	(182)
DKK	2,729,088	USD	(537,434)	10/5/09	(999)
EUR	391,213	USD	(572,608)	10/2/09	(186)
EUR	(22,396)	USD	32,792	10/5/09	22
GBP	558,237	USD	(894,212)	10/5/09	(2,197)
JPY	(114,576,889)	USD	1,277,121	10/1/09	845
					$ (30,925)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Marsico International Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$236,637,194
Aggregate unrealized appreciation	35,295,052
Aggregate unrealized depreciation	(10,915,308)
Net unrealized appreciation	$ 24,379,744

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $45,471,091 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2
Common Stock	$247,737,428	$ -
Short-Term	13,179,473	-
Other	107,419	-
Total	$261,024,320	$ -

Derivatives	$ -	$(30,925)

There were Level 3 securities at the beginning of the period, but not at the end.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/08	$ 2,172,946
Net purchases, sales, and settlements	4,116,089
Net transfers in and/or out of Level 3	(7,322,253)
Net change in unrealized
appreciation/depreciation	1,033,218
Balance as of 9/30/09	$ -

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$ -

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of September 30, 2009, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

5. Subsequent Event
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Columbia Value Opportunities Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.51%
Aerospace & Defense – 1.92%
†BE Aerospace	11,800	$ 237,652
†Esterline Technologies	5,600	219,576
		457,228
Airlines – 1.76%
†AirTran Holdings	28,000	175,000
†UAL	26,500	244,330
		419,330
Auto Components – 1.13%
ArvinMeritor	19,600	153,272
†Tenneco	8,800	114,752
		268,024
Automobiles – 0.65%
Thor Industries	5,000	154,750
		154,750
Building Products – 0.83%
Insteel Industries	16,500	197,175
		197,175
Capital Markets – 2.74%
Apollo Investment	14,688	140,270
†KBW	5,400	173,988
†Knight Capital Group Class A	10,000	217,500
†Stifel Financial	2,200	120,780
		652,538
Chemicals – 2.84%
Olin	10,500	183,120
†OM Group	3,600	109,404
†Rockwood Holdings	13,000	267,410
†Solutia	10,000	115,800
		675,734
Commercial Banks – 7.87%
BancorpSouth	8,600	209,926
Community Bank System	10,200	186,354
East West Bancorp	17,500	145,250
†First Horizon National	14,000	185,220
IBERIABANK	4,300	195,908
Independent Bank	9,100	201,383
Prosperity Bancshares	5,900	205,261
TCF Financial	11,000	143,440
†Texas Capital Bancshares	13,100	220,604
Umpqua Holdings	17,000	180,200
		1,873,546
Commercial Services & Supplies – 5.39%
ABM Industries	8,567	180,250
Bowne	26,550	204,435
Brink's	7,600	204,516
†Cenveo	24,500	169,540
Comfort Systems USA	10,000	115,900
†Cornell Companies	10,700	240,107
Deluxe	9,900	169,290
		1,284,038
Communications Equipment – 2.34%
†3Com	25,000	130,750
†Ciena	15,900	258,852
†CommScope	5,600	167,608
		557,210
Construction & Engineering – 1.39%
†EMCOR	6,700	169,644
†Sterling Construction	1,385	24,805
†Tutor Perini	6,400	136,320
		330,769
Containers & Packaging – 0.91%
Rock-Tenn Class A	4,600	216,706
		216,706
Diversified Consumer Services – 1.51%
Regis	8,000	124,000
Stewart Enterprises Class A	45,000	235,350
		359,350
Diversified Telecommunication Services – 0.66%
†Cincinnati Bell	45,000	157,500
		157,500
Electric Utilities – 0.88%
Westar Energy	10,800	210,708
		210,708
Electrical Equipment – 2.08%
†AZZ	5,500	220,935
Brady Class A	6,000	172,320
†C&D Technologies	25,000	53,750
†JA Solar Holdings ADR	12,000	48,360
		495,365
Electronic Equipment, Instruments & Components – 3.94%
†Anixter International	2,400	96,264
†Brightpoint	23,500	205,625
†Rofin-Sinar Technologies	7,900	181,384
†Rogers	7,500	224,775
Technitrol	25,000	230,250
		938,298
Energy Equipment & Services – 2.54%
†Hornbeck Offshore Services	8,400	231,504
†ION Geophysical	26,000	91,520
†Oil States International	8,000	281,040
		604,064
Food & Staples Retailing – 1.08%
†Great Atlantic & Pacific Tea	9,000	80,190
†Winn Dixie Stores	13,500	177,120
		257,310
Food Products – 1.65%
†American Italian Pasta Class A	7,900	214,722
Corn Products International	6,200	176,824
		391,546
Gas Utilities – 1.80%
Atmos Energy	7,900	222,622
New Jersey Resources	5,700	206,967
		429,589
Health Care Equipment & Supplies – 2.97%
†Conmed	9,000	172,530
Cooper	4,500	133,785
Invacare	11,000	245,080
STERIS	5,100	155,295
		706,690
Health Care Providers & Services – 2.96%
†AMEDISYS	2,700	117,801
†Kindred Healthcare	13,000	210,990
†Magellan Health Services	3,600	111,816
Owens & Minor	3,000	135,750
†PharMerica	6,894	128,022
		704,379
Hotels, Restaurants & Leisure – 1.14%
†Bally Technologies	4,500	172,665
†Papa John's International	4,000	98,280
		270,945
Household Durables – 2.33%
†Helen of Troy	8,800	170,984
Ryland Group	7,200	151,704
Tupperware Brands	5,800	231,536
		554,224
Insurance – 8.01%
†Argo Group International Holdings	6,400	215,552
Aspen Insurance Holdings	7,300	193,231
Assured Guaranty	8,000	155,360
Delphi Financial Group Class A	9,900	224,037
First American	6,000	194,220
Gallagher (Arthur J.)	7,400	180,338
Max Capital Group	9,000	192,330
†National Financial Partners	12,500	109,000
Platinum Underwriters Holdings	7,000	250,880
XL Capital Class A	11,000	192,060
		1,907,008
IT Services – 0.31%
iGate	8,506	72,981
		72,981
Marine – 0.50%
Diana Shipping	9,100	118,300
		118,300
Media – 0.70%
World Wrestling Entertainment Class A	11,944	167,335
		167,335
Metals & Mining – 1.74%
†RTI International Metals	8,500	211,735
Schnitzer Steel Industries Class A	3,800	202,350
		414,085
Oil, Gas & Consumable Fuels – 2.40%
Nordic American Tanker Shipping	3,100	91,698
†Stone Energy	16,000	260,960
†Swift Energy	9,200	217,856
		570,514
Paper & Forest Products – 1.26%
Schweitzer-Mauduit International	5,500	298,980
		298,980
Personal Products – 1.77%
Inter Parfums	14,199	173,370
Nu Skin Enterprises Class A	13,400	248,302
		421,672
Professional Services – 0.72%
†Advisory Board	2,811	70,669
†CBIZ	13,500	100,710
		171,379
Real Estate Investment Trusts – 8.31%
Brandywine Realty Trust	23,900	263,856
Capstead Mortgage	14,500	201,695
Highwoods Properties	6,900	217,005
LaSalle Hotel Properties	15,300	300,799
LTC Properties	9,000	216,360
Mid-America Apartment Communities	5,900	266,267
Omega Healthcare Investors	13,500	216,270
Tanger Factory Outlet Centers	6,000	224,040
U-Store-It Trust	11,500	71,875
		1,978,167
Semiconductors & Semiconductor Equipment – 5.17%
†Atmel	34,000	142,460
†Fairchild Semiconductor International	23,000	235,290
†FEI	8,544	210,610
Intersil Class A	13,000	199,030
IXYS	16,014	136,279
†Skyworks Solutions	14,400	190,656
†Verigy	10,000	116,200
		1,230,525
Software – 2.49%
†Ariba	18,500	214,600
†Lawson Software	29,500	184,080
†Mentor Graphics	20,900	194,579
		593,259
Specialty Retail – 3.23%
†Chico's FAS	18,400	239,200
Foot Locker	14,500	173,275
Group 1 Automotive	1,800	48,330
†New York & Co.	8,610	44,083
†Pier 1 Imports	68,000	263,160
		768,048
Textiles, Apparel & Luxury Goods – 0.94%
†Warnaco Group	5,100	223,686
		223,686
Thrift & Mortgage Finance – 3.42%
Brookline Bancorp	18,500	179,820
First Niagara Financial Group	14,800	182,484
†MGIC Investment	20,500	151,905
†Ocwen Financial	13,331	150,907
Radian Group	14,000	148,120
		813,236
Tobacco – 0.80%
Universal	4,567	190,992
		190,992
Trading Companies & Distributors – 1.43%
Houston Wire & Cable	11,500	127,075
†United Rentals	20,661	212,808
		339,883
Total Common Stock (Cost $20,837,192)		23,447,066

Short-Term Investment – 2.18%
Money Market Mutual Fund – 2.18%
Dreyfus Treasury & Agency Cash Management Fund	518,261	518,261
Total Short-Term Investment (Cost $518,261)		518,261

Total Value of Securities – 100.69%
(Cost $21,355,453)		23,965,327
Liabilities Net of Receivables and Other Assets (See Notes) – (0.69%)		(163,215)
Net Assets Applicable to 2,893,958 Shares Outstanding – 100.00%		$23,802,112

†Non income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Columbia Value Opportunities Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-ended investment companies are valued at their published net asset value.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$22,376,161
Aggregate unrealized appreciation	$ 3,068,656
Aggregate unrealized depreciation	(1,479,490)
Net unrealized appreciation	$ 1,589,166

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $2,872,614 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Common Stock	$23,447,066
Short-Term	518,261
Total	$23,965,327

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

4. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP SSgA International Index Fund

September 30, 2009
	Number of	Value
	Shares	(U. S. $)
Common Stock – 95.74%∆
Australia – 7.93%
AGL Energy	8,010	$96,609
Alumina	41,365	66,788
Amcor	29,889	144,513
AMP	38,252	220,048
Aristocrat Leisure	7,609	35,245
†Arrow Energy	10,416	39,333
Asciano Group	55,694	81,325
ASX	3,250	100,935
Australia & New Zealand Banking Group	43,926	945,257
AXA Asia Pacific Holdings	20,994	80,946
Bendigo & Adelaide Bank	7,741	64,201
BHP Billiton	62,838	2,091,826
Billabong International	3,690	39,068
BlueScope Steel	32,024	82,786
Boral	9,761	52,448
Brambles	26,435	188,455
Caltex Australia	2,665	28,475
CFS Retail Property Trust	34,539	61,252
Coca-Cola Amatil	10,576	91,539
Cochlear	944	55,604
Commonwealth Bank of Australia	29,016	1,324,843
Computershare	7,371	72,578
Crown	8,360	65,868
CSL	11,404	336,666
CSR	23,336	38,708
Dexus Property Group	87,899	65,533
Energy Resources of Australia	1,292	28,738
Farifax Media	33,527	50,731
†Fortescue Metals Group	21,811	73,511
Foster's Group	37,322	182,757
Goodman Fielder	24,607	36,257
Goodman Group	107,380	63,003
GPT Group	160,069	96,742
=†@GPT Group-In Specie	160,069	0
Harvey Norman Holdings	9,774	37,081
Incitec Pivot	28,511	71,189
Insurance Australia Group	40,020	133,470
Leighton Holdings	2,500	79,782
Lend Lease	9,162	85,687
Lion Nathan	5,042	50,936
Macquarie Airports	13,831	34,657
Macquarie Group	5,694	295,350
Macquarie Infrastructure Group	36,695	47,755
Metcash	12,504	49,645
Mirvac Group	53,158	78,794
National Australia Bank	36,120	980,281
Newcrest Mining	9,269	260,879
Nufarm	2,442	24,454
OneSteel	28,042	74,967
Orica	6,395	132,594
Origin Energy	16,459	236,995
OZ Minerals	58,088	58,426
Paladin Energy	9,911	39,350
Perpetual	777	26,832
Qantas Airways	24,162	60,970
QBE Insurance Group	18,678	396,499
Rio Tinto	8,244	430,893
Santos	14,653	196,511
Sims Group	2,637	53,117
Sonic Healthcare	7,201	90,282
SP AusNet	20,627	16,106
Stockland	44,690	160,874
Suncorp-Metway	25,218	197,579
TABCORP Holdings	13,014	81,868
Tatts Group	19,150	42,916
Telstra	85,250	245,957
Toll Holdings	13,327	100,299
Transurban Group	22,669	82,004
Wesfarmers	19,200	448,745
Wesfarmers PPS	3,142	73,602
Westfield Group	38,756	475,302
Westpac Banking	54,323	1,258,142
Woodside Petroleum	9,240	424,987
Woolworths	22,965	592,664
WorleyParsons	3,378	88,548
		15,319,577
Austria – 0.33%
Erste Bank der Oesterreichischen Sparkassen	3,366	150,413
Oest Elettrizitatswirts Class A	1,617	81,745
OMV	2,763	111,461
Raiffeisen International Bank Holding	878	57,246
Telekom Austria	5,972	107,655
Vienna Insurance Group	886	50,559
Voestalpine	2,125	75,836
		634,915
Belgium – 0.95%
Anheuser-Busch InBev	13,463	614,710
*†Anhueser-Busch Inbev STRIP-VVPR	1,896	8
Belgacom	2,851	111,048
Colruyt	323	75,902
Delhaize Group	1,826	126,750
Dexia	10,821	99,750
Fortis	40,844	191,301
Groupe Bruxelles Lambert	1,571	145,093
KBC Groep	3,129	157,152
Mobistar	476	32,937
Nationale A Portefeuille	618	33,620
Solvay Class A	1,030	106,928
UCB	1,963	82,836
Umicore	1,937	57,988
		1,836,023
Bermuda – 0.06%
Seadrill	5,549	115,857
		115,857
Denmark – 0.87%
A.P. Moller - Maersk Class A	9	60,153
A.P. Moller - Maersk Class B	20	137,604
Carlsberg Class B	2,000	144,878
Coloplast Class B	313	26,181
Danske Bank	8,400	220,029
DSV	3,700	65,969
H Lundbeck	1,100	22,813
Novo Nordisk Class B	8,500	532,185
Novozymes Class B	900	84,700
†Topdanmark	250	37,792
TrygVesta	569	43,511
†Vestas Wind Systems	3,800	274,707
†William Demant Holding	500	37,153
		1,687,675
Finland – 1.16%
Elisa	2,450	50,259
Fortum	8,234	211,081
Kesko Class B	1,100	36,858
Kone Class B	2,890	106,224
Metso	2,400	67,530
Neste Oil	2,872	53,033
Nokia	71,050	1,044,802
Nokian Renkaat	2,330	54,309
Orion Class B	1,182	21,792
Outokumpu	2,200	41,397
Pohjola Bank	3,457	39,456
Rautaruukki	1,800	43,194
Sampo Class A	7,578	190,827
Sanoma	1,560	34,444
Stora Enso Class R	11,800	82,185
UPM-Kymmene	9,432	113,167
Wartsila	1,400	56,087
		2,246,645
France – 10.00%
Accor	2,796	155,626
ADP	573	51,554
Air France-KLM	3,037	55,191
Air Liquide	4,705	535,259
Alcatel-Lucent	44,880	200,748
Alstom	3,838	280,058
Atos Origin	846	42,706
AXA	29,174	789,717
BIC	365	25,956
BioMerieux	179	19,672
BNP Paribas	16,303	1,302,458
Bouygues	4,008	203,792
Bureau Veritas	860	48,522
Cap Gemini	2,826	148,012
Carrefour	11,942	541,680
Casino Guichard Perrachon	983	77,957
Christian Dior	1,254	123,853
Cie de Saint-Gobain	6,992	362,678
Cie Generale d'Optique Essilor International	3,718	211,868
†Cie Generale de Geophysique-Veritas	2,492	58,140
CNP Assurances	644	65,612
Compagnie Generale des Etablissements Michelin Class B	2,638	206,930
Credit Agricole	17,191	359,197
Dassault Systemes	1,369	76,299
EDF	4,324	256,492
Eiffage	747	47,590
Eramet	93	32,271
Eurazeo	513	33,523
Eutelsat Communications	1,768	53,731
Fonciere Des Regions	393	45,767
France Telecom	34,768	926,135
GDF Suez	22,903	1,016,912
Gecina	308	36,729
Groupe Danone	10,500	632,673
Hermes International	926	136,644
Icade	452	48,412
Iliad	260	29,293
Imerys	613	35,174
Ipsen	341	18,676
JC Decaux	1,317	28,520
Klepierre	1,483	58,816
Lafarge	3,743	334,904
Lagardere	2,239	104,278
Legrand	1,915	53,267
L'Oreal	4,441	441,544
LVMH Moet Hennessy Vuitton	4,515	454,054
M6-Metropole Television	1,170	30,764
Natixis	15,919	95,966
Neopost	495	44,420
PagesJaunes Groupe	2,268	29,406
Pernod-Ricard	3,730	296,191
Peugeot	3,162	96,396
PPR	1,457	186,732
Publicis Groupe	2,443	97,980
Renault	3,508	163,560
Safran	3,194	59,844
Sanofi-Aventis	19,919	1,461,645
Schneider Electric	4,382	444,077
SCOR	3,255	88,968
Societe Des Autoroutes Paris-Rhin Rhone	365	27,809
Societe Generale	8,780	706,579
Societe Television Francaise 1	2,105	36,991
Sodexo	1,666	99,799
Suez Enviornnement	4,798	109,589
Technip	1,794	114,580
Thales	1,740	86,308
Total	40,302	2,394,471
Unibail-Rodamco	1,497	310,929
Vallourec	1,066	180,622
Veolia Environnement	7,065	270,739
Vinci	8,036	454,575
Vivendi	21,850	676,025
		19,333,855
Germany – 7.47%
Adidas	3,541	188,233
Allianz	8,461	1,065,930
BASF	17,380	924,141
Bayer	14,500	1,009,476
Bayerische Motoren Werke	6,269	301,877
Beiersdorf	1,590	93,292
Celesio	1,708	47,284
Commerzbank	13,280	169,441
Daimler	17,000	861,152
Deutsche Bank	11,013	853,570
Deutsche Boerse	3,697	303,362
Deutsche Lufthansa	4,682	83,270
Deutsche Post	16,157	303,077
Deutsche Postbank	1,423	50,388
Deutsche Telekom	54,000	739,165
E.ON	35,652	1,516,986
Fraport	851	45,374
Fresenius	330	16,176
Fresenius Medical Care	3,731	186,050
GEA Group	3,344	70,165
Hamburger Hafen und Logistik	497	22,456
Hannover Rueckversicherung	1,177	53,956
Henkel	2,615	94,777
Hochtief	679	51,543
†Infineon Technologies	19,458	110,752
K+S	2,806	152,857
Linde	2,937	318,997
MAN	2,010	167,786
Merck	1,243	123,603
Metro	2,297	129,969
Muenchener Rueckversicherungs	3,880	620,520
Puma	113	37,458
RWE	7,799	726,684
Salzgitter	785	76,475
SAP	16,178	794,184
Siemens	15,572	1,452,312
Solarworld	1,346	33,048
Suedzucker	843	17,047
ThyssenKrupp	6,295	217,836
TUI	3,619	37,491
United Internet	2,351	35,466
Volkswagen	1,722	284,214
Wacker Chemie	342	53,559
		14,441,399
Greece – 0.63%
Alpha Bank	7,090	130,714
Coca-Cola Hellenic Bottling	3,290	87,565
†EFG Eurobank Ergasias	6,489	102,068
Hellenic Petroleum	2,280	25,888
Hellenic Telecommunications Organization	5,030	83,167
Marfin Investment Group	13,866	59,649
National Bank of Greece	11,430	409,747
OPAP	4,130	106,478
†Piraeus Bank	6,127	113,579
Public Power	2,430	54,080
Titan Cement	1,350	46,618
		1,219,553
Hong Kong – 2.27%■
ASM Pacific Technology	4,000	28,361
Bank of East Asia	28,919	104,481
BOC Hong Kong Holdings	72,000	157,935
Cathay Pacific Airways	16,000	25,270
Cheung Kong Holdings	26,000	329,948
Cheung Kong Infrastructure Holdings	9,000	32,168
Chinese Estates Holdings	18,000	30,426
CLP Holdings	38,000	257,910
Esprit Holdings	19,500	130,839
†Foxconn International Holdings	39,000	25,614
†Genting Singapore	84,000	66,787
Hang Lung Group	13,000	65,084
Hang Lung Properties	40,000	147,355
Hang Seng Bank	14,700	211,870
Henderson Land Development	19,000	125,032
Hong Kong & China Gas	71,600	180,894
Hong Kong Aircraft Engineering	1,600	19,117
Hong Kong Electric Holdings	25,000	137,097
Hong Kong Exchanges & Clearing	20,000	362,582
Hopewell Holdings	10,000	31,419
Hutchison Telecommunications Hong Kong Holdings	10,000	1,677
Hutchison Telecommunications International	10,000	2,065
Hutchison Whampoa	39,000	281,555
Hysan Development	11,489	28,760
Kerry Properties	14,031	75,043
Li & Fung	44,000	177,419
Lifestyle International Holdings	5,500	8,332
Link REIT	39,481	86,909
†Mongolia Energy	79,000	28,032
MTR	26,748	92,841
New World Development	46,965	101,081
Noble Group	28,000	48,699
NWS Holdings	14,236	27,554
Orient Overseas International	5,000	25,548
PCCW	78,000	20,330
Shagri-La Asia	20,000	37,677
Sino Land	32,677	58,523
Sun Hung Kai Properties	26,000	383,124
Swire Pacific Class A	14,500	170,445
Television Broadcasts	5,000	21,548
Wharf Holdings	24,000	127,432
Wheelock	16,000	52,439
Wing Hang Bank	3,500	34,435
Yue Yuen Industrial Holdings	11,000	30,516
		4,392,173
Ireland – 0.26%
=Anglo Irish Bank	3,965	0
CRH	12,783	353,601
†Elan	10,559	75,720
Kerry Group Class A	2,562	73,284
		502,605
Italy – 3.53%
A2A	24,810	48,754
ACEA	1,222	15,994
Alleanza Assicurazioni	8,716	78,624
Assicurazioni Generali	20,230	554,411
Atlantia	4,618	111,964
Autogrill	2,575	31,122
Banca Carige	11,808	35,246
Banca Monte Dei Paschi Siena	45,063	96,399
Banco Popolare	11,421	109,542
Banca Popolare di Milano	7,465	56,799
Enel	122,522	777,602
ENI	49,337	1,233,003
Exor	1,446	26,761
†Fiat	13,836	177,952
Finmeccanica	8,145	143,967
Fondiaria-Sai	1,285	27,019
Intesa Sanpaolo Ordinary Shares	145,645	644,118
Intesa Sanpaolo Savings Shares	17,385	61,750
Italcementi	549	8,451
Italcementi Savings Shares	768	6,484
Lottomatica	1,116	25,000
Luxottica Group	2,276	58,945
Mediaset	14,055	98,302
Mediobanca	8,970	122,589
Mediolanum	4,280	29,778
Parmalat	30,487	84,266
Pirelli	49,713	26,623
Prysmian	1,898	35,603
Saipem	5,049	152,039
Saras	6,433	24,826
Snam Rete Gas	26,138	127,165
Telecom Italia	184,016	322,833
Telecom Italia Savings Shares	117,279	144,146
Terna	23,046	89,866
UBI Banca	10,691	164,096
UniCredit	270,175	1,055,505
Unipol Gruppo Finanziario	13,744	20,854
		6,828,398
Japan – 20.35%
77 Bank	5,000	28,516
ABC-Mart	200	6,227
Acom	835	12,854
Advantest	3,300	91,529
Aeon	10,900	104,295
Aeon Credit Service	1,700	17,118
Aeon Mall	1,300	27,064
Aioi Insurance	11,000	56,118
Aisin Seiki	3,600	87,820
Ajinomoto	13,000	130,181
Alfresa Holdings	500	20,384
All Nippon Airways	18,000	51,729
Amada	6,000	40,368
Aozora Bank	14,000	20,273
Asahi Breweries	6,700	122,544
Asahi Glass	18,000	145,363
Asahi Kasei	25,000	127,263
Asics	2,000	18,602
Astellas Pharma	8,700	357,594
Bank of Kyoto	6,000	55,138
Bank of Yokohama	21,000	102,924
Benesse	1,200	58,814
Bridgestone	11,500	206,366
Brother Industries	4,900	58,729
Canon	20,100	812,731
Canon Marketing Japan	1,600	28,320
Casio Computer	4,100	33,476
Central Japan Railway	28	201,170
Chiba Bank	14,000	86,706
Chubu Electric Power	12,600	305,965
Chugai Pharmaceutical	4,000	82,740
Chugoku Bank	3,000	37,995
Chugoku Electric Power	5,500	120,936
Chuo Mitsui Trust Holdings	18,000	66,767
Citizen Holdings	3,800	21,376
Coca-Cola West	1,100	21,528
Cosmo Oil	12,000	33,417
Credit Saison	3,500	41,170
Dai Nippon Printing	10,000	137,678
Daicel Chemical Industries	5,000	30,187
Daido Steel	6,000	21,788
Daihatsu Motor	3,000	30,643
Daiichi Sankyo	12,900	266,262
Daikin Industries	4,100	147,513
Dainippon Sumitomo Pharma	3,900	42,530
Daito Trust Construction	1,300	56,764
Daiwa House Industry	10,000	104,706
Daiwa Securities Group	30,000	154,720
Dena	6	16,575
Denki Kagaku Kogyo	9,000	37,093
Denso	9,300	273,484
Dentsu	2,800	65,185
DIC	11,000	15,684
Dowa Holdings	5,000	30,298
East Japan Railway	6,200	446,138
Eisai	4,800	180,718
Electric Power Development	2,400	76,057
†Elpida Memory	2,000	26,221
FamilyMart	800	25,753
Fanuc	3,700	331,774
Fast Retailing	1,000	126,539
Fuji Electric Holdings	11,000	20,340
Fuji Heavy Industries	11,000	42,762
Fuji Television Network	5	8,187
FUJIFILM Holdings	9,300	278,663
Fujitsu	35,000	228,850
Fukuoka Financial Group	13,000	54,013
Furkukawa Electric	12,000	48,789
GS Yuasa	6,000	54,804
Gunma Bank	8,000	44,021
Hachijuni Bank	6,000	33,417
Hakuhodo DY Holdings	430	23,422
Hankyu Hanshin Holdings	20,000	95,795
Hikari Tsushin	200	4,369
Hino Motors	7,000	26,589
Hirose Electric	500	56,363
Hiroshima Bank	10,000	41,326
Hisamitsu Pharmaceutical	1,100	44,600
Hitachi	62,000	190,610
Hitachi Chemical	1,800	36,772
Hitachi Construction Machinery	1,800	38,637
Hitachi High-Technologies	1,300	27,180
Hitachi Metals	4,000	40,947
Hokkaido Electric Power	3,700	76,988
Hokuhoku Financial Group	21,000	49,123
Hokuriku Electric Power	3,200	81,448
Honda Motor	31,100	957,855
HOYA	8,100	191,278
Ibiden	2,600	96,731
Idemitsu Kosan	400	33,016
IHI	25,000	50,682
INPEX	15	127,987
Isetan Mitsukoshi Holdings	6,700	76,945
Isuzu Motors	20,000	42,328
Ito EN	1,600	29,621
ITOCHU	28,000	185,575
Itochu Techno-Solutions	300	9,240
Iyo Bank	5,000	45,113
J Front Retailing	9,000	54,236
Jafco	700	21,404
†Japan Airlines	18,000	26,466
Japan Petroleum Exploration	500	25,508
Japan Prime Realty Investment	10	24,305
Japan Real Estate Investment	8	65,408
Japan Retail Fund Investment	6	32,548
Japan Steel Works	6,000	68,972
Japan Tobacco	86	295,049
JFE Holdings	9,100	312,203
JGC	4,000	81,805
Joyo Bank	14,000	68,772
JS Group	5,100	89,474
JSR	3,100	63,537
JTEKT	4,000	46,605
Jupiter Telecommunications	45	43,509
Kajima	14,000	35,867
Kamigumi	5,000	40,824
Kaneka	7,000	50,292
Kansai Electric Power	14,200	343,236
Kansai Paint	4,000	31,189
Kao	10,300	254,703
Kawasaki Heavy Industries	25,000	63,492
Kawasaki Kisen Kaisha	11,000	40,802
KDDI	55	309,997
Keihin Electric Express Railway	8,000	67,814
Keio	11,000	75,110
Keisei Electric Railway	5,000	33,194
Keyence	740	158,097
Kikkoman	4,000	49,813
Kinden	2,000	16,731
Kintetsu	29,000	112,091
Kirin Holdings	15,000	229,908
Kobe Steel	47,000	82,194
Komatsu	17,200	322,255
Konami	1,600	32,615
Konica Minolta Holdings	8,500	80,574
Kubota	22,000	183,058
Kuraray	6,500	70,955
Kurita Water Industries	2,200	78,908
Kyocera	3,100	287,641
Kyowa Hakko Kirin	4,000	50,660
Kyushu Electric Power	6,800	154,141
Lawson	1,000	46,449
Leopalace21	2,400	19,275
Mabuchi Motor	500	25,453
Makita	1,800	57,143
Marubeni	31,000	156,424
Marui Group	3,400	24,352
Maruichi Steel Tube	300	5,998
Matsui Securities	2,500	20,384
Mazda Motor	18,000	40,301
McDonald's Holdings Japan	1,300	25,993
Mediceo Paltac Holding	3,400	47,833
MEIJI Holdings	1,234	52,645
Minebea	8,000	36,714
Mitsubishi	25,700	519,869
Mitsubishi Chemical Holdings	22,500	93,484
Mitsubishi Electric	37,000	280,256
Mitsubishi Estate	22,000	346,021
Mitsubishi Gas Chemical	6,000	32,615
Mitsubishi Heavy Industries	55,000	208,299
Mitsubishi Logistics	2,000	24,216
Mitsubishi Materials	17,000	46,962
†Mitsubishi Motors	70,000	115,400
Mitsubishi Rayon	10,000	34,308
Mitsubishi Tanabe Pharma	4,000	53,333
Mitsubishi UFJ Financial Group	175,300	941,181
Mitsubishi Ufj Lease & Finance	790	23,847
Mitsui	31,800	415,853
Mitsui Chemicals	10,000	35,645
Mitsui Engineer & Shipbuilding	12,000	31,145
Mitsui Fudosan	16,000	270,721
Mitsui Mining & Smelting	11,000	28,182
Mitsui OSK Lines	21,000	124,444
Mitsui Sumitomo Insurance Group Holdings	7,800	215,038
Mitsumi Electric	1,400	30,222
Mizuho Financial Group	230,900	457,813
Murata Manufacturing	4,000	189,808
Namco Bandai Holdings	3,900	39,923
NEC	35,000	109,942
NGK Insulators	5,000	115,845
NGK Spark Plug	4,000	51,061
NHK Spring	2,000	16,508
Nidec	2,100	170,526
Nikon	6,000	109,741
Nintendo	1,900	486,772
Nippon Building Fund	9	80,301
Nippon Electric Glass	7,000	63,860
Nippon Express	15,000	60,986
Nippon Meat Packers	3,000	38,563
Nippon Mining Holdings	15,500	76,313
Nippon Oil	24,000	134,737
Nippon Paper Group	1,500	43,275
Nippon Sheet Glass	10,000	33,417
Nippon Steel	94,000	343,436
Nippon Telegraph & Telephone	9,600	444,845
Nippon Yusen	19,000	73,439
Nipponkoa Insurance	12,000	75,121
Nishi-Nippon City Bank	9,000	22,757
Nissan Chemical Industries	2,000	28,828
Nissan Motor	46,400	313,727
Nissay Dowa General Insurance	4,000	20,451
Nisshin Seifun Group	3,000	41,972
Nisshin Steel	10,000	17,822
Nisshinbo Holdings	2,000	21,275
Nissin Food Holdings	1,300	49,958
Nitori	600	51,128
Nitto Denko	2,900	88,833
NOK	2,000	29,808
Nomura Holdings	46,300	285,201
Nomura Real Estate Holdings	1,200	19,502
Nomura Real Estate Office Fund	6	39,900
Nomura Research Institute	1,800	42,807
NSK	9,000	55,840
NTN	7,000	29,006
NTT Data	24	76,886
NTT DoCoMo	287	458,433
NTT Urban Development	21	19,275
Obayashi	12,000	52,531
Obic	140	23,688
Odakyu Electric Railway	11,000	99,248
OJI Paper	16,000	72,180
Olympus	3,700	98,090
Omron	4,200	79,251
Ono Pharmaceutical	1,400	72,827
Onward Holdings	1,000	7,441
Oracle Japan	600	26,734
Oriental Land	1,100	77,438
ORIX	2,020	123,304
Osaka Gas	37,000	129,825
Osaka Titanium Technologies	200	5,725
Otsuka	400	23,926
Panasonic	37,200	548,210
Panasonic Electric Works	8,000	95,617
Promise	1,700	9,279
Rakuten	128	85,262
Resona Holdings	9,300	119,649
Ricoh	12,000	174,837
Rinnai	700	33,060
Rohm	1,900	132,910
Sankyo	1,100	68,861
Santen Pharmaceutical	1,200	44,110
†Sanyo Electric	34,000	80,668
Sapporo Hokuyo Holdings	6,200	22,031
Sapporo Holdings	5,000	25,508
SBI Holdings	267	52,820
Secom	4,000	201,392
Sega Sammy Holdings	3,300	42,934
Seiko Epson	2,600	38,982
Sekisui Chemical	7,000	40,702
Sekisui House	10,000	90,226
Seven & I Holdings	14,500	347,257
Seven Bank	12	29,674
Sharp	19,000	211,217
Shikoku Electric Power	3,200	97,666
Shimadzu	4,000	28,961
Shimamura	400	39,254
Shimano	1,300	56,185
Shimizu	10,000	39,321
Shin-Etsu Chemical	7,600	467,302
Shinko Electric	1,700	30,279
Shinko Securities	9,000	32,782
Shinsei Bank	11,000	16,909
Shionogi	6,000	142,022
Shiseido	6,000	104,595
Shizuoka Bank	11,000	116,157
Showa Denko	19,000	38,730
Showa Shell Sekiyu	3,700	40,431
SMC	1,100	135,272
Softbank	14,200	312,076
Sojitz	22,600	43,048
Sompo Japan Insurance	18,000	121,103
Sony	18,400	544,160
Sony Financial Holdings	13	37,346
SQUARE ENIX Holdings	1,300	35,188
Stanley Electric	2,400	48,655
Sumco	2,200	49,992
Sumitomo	21,600	222,556
Sumitomo Chemical	30,000	124,979
Sumitomo Electric Industries	13,600	177,849
Sumitomo Heavy Industries	9,000	43,910
Sumitomo Metal Industries	66,000	162,473
Sumitomo Metal Mining	10,000	164,188
Sumitomo Mitsui Financial Group	17,200	599,676
Sumitomo Realty & Development	7,000	128,109
Sumitomo Rubber Industries	2,300	21,700
Sumitomo Trust & Banking	28,000	148,772
Suruga Bank	4,000	37,828
Suzuken	1,400	48,343
Suzuki Motor	6,400	149,351
T&D Holdings	4,450	120,451
Taiheiyo Cement	15,000	20,050
Taisei	17,000	33,706
Taisho Pharmaceutical	2,000	40,434
Taiyo Nippon Sanso	6,000	71,445
Takashimaya	5,000	39,989
Takeda Pharmaceutical	14,100	587,401
TDK	2,300	132,966
Teijin	17,000	53,021
Terumo	3,100	170,582
THK	2,600	50,914
Tobu Railway	15,000	91,562
Toho	1,800	30,496
Toho Gas	10,000	45,670
Tohoku Electric Power	8,200	182,679
Tokio Marine Holdings	13,400	388,081
Tokuyama	6,000	43,977
Tokyo Broadcasting System	400	6,804
Tokyo Electric Power	22,900	600,717
Tokyo Electron	3,100	197,861
Tokyo Gas	42,000	174,503
Tokyo Steel Manufacturing	1,900	23,280
Tokyo Tatemono	5,000	24,450
Tokyu	20,000	95,795
Tokyu Land	10,000	39,989
TonenGeneral Sekiyu	6,000	58,613
Toppan Printing	10,000	94,681
Toray Industries	26,000	157,549
Toshiba	73,000	382,991
Tosoh	9,000	22,757
TOTO	4,000	25,040
Toyo Seikan Kaisha	2,500	48,092
Toyo Suisan Kaisha	2,000	54,135
Toyoda Gosei	1,200	35,088
Toyota Boshoku	1,500	29,591
Toyota Industries	3,200	87,864
Toyota Motor	51,600	2,051,929
Toyota Tsusho	3,500	52,788
Trend Micro	2,000	74,631
Tsumura	1,000	36,090
Ube Industries	18,000	47,318
Unicharm	800	75,923
UNY	3,000	22,456
Ushio	1,500	26,149
USS	440	26,221
West Japan Railway	29	109,830
Yahoo Japan	264	89,691
Yakult Honsha	2,100	56,023
Yamada Denki	1,550	104,974
Yamaguchi Financial Group	3,000	31,111
Yamaha	2,900	34,306
Yamaha Motor	3,900	48,090
Yamato Holdings	7,000	115,010
Yamato Kogyo	800	22,545
Yamazaki Baking	2,000	27,090
Yaskawa Electric	5,000	36,090
Yasuda Trust & Banking	25,000	26,455
Yokogawa Electric	4,200	37,193
		39,326,133
Luxembourg – 0.50%
ArcelorMittal	16,014	598,680
Millicom International Cellular SDR	1,330	97,105
SES FDR	4,906	111,266
Tenaris	9,023	160,806
		967,857
Mexico – 0.02%
Fresnillo	3,230	39,768
		39,768
Netherlands – 2.62%
AEGON	30,495	258,842
Akzo Nobel	4,468	276,768
ASML Holding	8,428	247,870
Corio	996	68,685
European Aeronautic Defence & Space	7,491	168,194
Fugro CVA	1,192	68,832
Heineken	4,390	202,371
Heineken Holding	2,262	92,260
ING Groep CVA	37,400	667,630
James Hardie Industries CDI	7,338	50,888
Koninklijke Ahold	22,632	272,206
Koninklijke Boskalis Westminster	1,140	38,932
Koninklijke DSM	3,082	128,749
Koninklijke KPN	31,727	526,204
Koninklijke Philips Electronics	18,249	444,320
†QIAGEN	3,813	80,898
Randstad Holding	1,768	76,353
Reed Elsevier	14,139	159,506
SBM Offshore	2,795	59,423
TNT	6,875	184,491
Unilever CVA	30,474	878,192
Wolters Kluwer	5,080	108,485
		5,060,099
New Zealand – 0.11%
Auckland International Airport	19,701	26,462
Contact Energy	5,767	23,988
Fletcher Building	11,793	71,112
Sky City Entertainment Group	11,588	27,197
Telecom New Zealand	30,262	58,131
		206,890
Norway – 0.64%
DnB NOR	13,600	157,517
Norsk Hydro	13,783	91,725
Orkla	13,564	127,864
†Renewable Energy	7,277	63,874
StatoilHydro	21,500	483,513
Telenor	16,400	189,947
Yara International	3,600	113,307
		1,227,747
Portugal – 0.28%
Banco Comercial Portugues	37,994	56,204
Banco Espirito Santo	9,030	64,082
Brisa Auto-Estradas de Portugal	4,309	42,432
Cimpor Cimentos de Portugal	3,609	29,809
Energias de Portugal	33,140	151,776
Galp Energia Class B	2,784	48,149
Jeronimo Martins	3,776	33,067
Portugal Telecom	10,314	109,187
		534,706
Republic of Cyprus – 0.04%
Bank of Cyprus	9,364	71,247
		71,247
Singapore – 1.25%
Ascendas Real Estate Investment Trust	30,000	41,103
CapitaLand	51,000	134,682
CapitaMall Trust	46,000	60,412
City Developments	8,000	58,609
ComfortDelgro	40,000	45,718
Cosco Singapore	23,000	19,593
DBS Group Holdings	32,500	306,392
Fraser & Neave	18,000	50,729
Golden Agri-Resources	109,137	33,315
Jardine Cycle & Carriage	2,000	34,501
Keppel	25,000	143,755
Neptune Orient Lines	24,750	31,275
Olam International	21,000	37,270
Oversea-Chinese Banking	44,986	250,694
SembCorp Industries	21,000	50,538
SembCorp Marine	15,000	33,862
Singapore Airlines	10,000	97,824
Singapore Airport Terminal Services	7,300	11,712
Singapore Exchange	16,000	95,638
Singapore Press Holdings	26,000	71,246
Singapore Technologies Engineering	26,000	50,758
Singapore Telecommunications	148,000	341,461
StarHub	13,000	20,026
United Overseas Bank	23,000	273,979
UOL Group	11,000	26,863
Wilmar International	23,000	103,191
		2,425,146
Spain – 4.61%
Abertis Infraestructuras	5,618	127,496
Acciona	417	56,744
Acerinox	2,522	54,209
ACS	2,597	135,430
Banco Bilbao Vizcaya Argentaria	66,405	1,178,605
Banco de Sabadell	18,207	134,668
†Banco de Valencia	3,022	28,344
Banco Popular Espanol	16,929	169,675
Banco Santander	153,955	2,477,936
Bankinter	5,740	72,439
CINTRA	4,034	46,955
Criteria Caixacorp	13,859	71,177
†EDP Renovaveis	3,900	42,884
Enagas	3,529	73,737
Fomento de Construcciones y Contratas	727	34,040
Gamesa Technologica	3,668	82,169
Gas Natural SDG	4,568	100,927
Gestevision Telecinco	2,145	27,054
Grifols	2,234	42,543
Grupo Ferrovial	1,258	60,173
Iberdrola	68,567	672,694
Iberdrola Renovables	16,044	78,878
IBERIA	11,024	34,293
Inditex	3,984	228,570
Indra Sistemas	1,915	47,747
Mapfre	14,683	65,677
Red Electrica	1,925	98,499
Repsol YPF	13,898	378,038
Sacyr Vallehermoso	1,600	30,282
Telefonica	79,974	2,206,374
Zardoya Otis	2,112	45,829
		8,904,086
Sweden – 2.38%
Alfa Laval	7,100	83,308
Assa Abloy Class B	5,800	94,261
Atlas Copco Class A	12,764	164,413
Atlas Copco Class B	7,647	87,203
Electrolux Class B	4,117	94,192
Ericsson LM Class B	56,800	570,322
Getinge Class B	4,133	69,363
Hennes & Mauritz Class B	9,600	539,109
Holmen Class B	1,000	27,541
Husqvarna Class B	7,936	55,096
Investor Class B	8,600	156,975
†Lundin Petroleum	2,980	24,151
Nordea Bank	60,100	605,182
Sandvik	18,277	201,869
Scania Class B	6,400	79,409
Securitas Class B	6,200	59,852
Skandinaviska Enskilda Banken	29,000	195,510
Skanska Class B	7,000	102,718
SKF Class B	7,300	114,660
SSAB Class A	2,800	43,377
SSAB Class B	1,800	25,432
Svenska Cellulosa Class B	11,200	151,818
Svenska Handelsbanken Class A	9,600	245,112
Swedbank Class A	8,400	80,126
Swedish Match	4,500	90,368
Tele2 Class B	5,680	75,364
TeliaSonera	43,500	285,778
Volvo Class A	9,300	83,375
Volvo Class B	20,000	185,039
		4,590,923
Switzerland – 7.70%
ABB	41,586	834,649
†Actelion	1,732	107,545
Adecco	2,127	113,087
Aryzta	1,368	55,441
Baloise Holding	954	91,133
BKW FMB Energie	202	17,523
Compagnie Financiere Richemont Units Class A	10,145	286,627
Credit Suisse Group	20,998	1,165,036
GAM Holding	3,804	189,952
Geberit	725	111,372
Givaudan	137	102,715
Holcim	4,639	318,264
Kuehne & Nagel International	1,035	89,933
Lindt & Spruengli	18	43,700
Lindt & Spruengli PC	2	55,502
†Logitech International	3,282	59,822
Lonza Group	851	92,790
Nestle	68,648	2,925,165
Nobel Biocare Holding	2,184	72,284
Novartis	39,612	1,981,842
Pargesa Holding	606	52,335
Roche Holding	13,152	2,125,691
Schindler Holding	425	29,937
Schindler Holding PC	817	56,012
SGS	93	125,185
Sonova Holding	943	95,087
STMicrolectronics	11,782	111,005
Straumann Holding	181	46,850
Swatch Group	543	127,897
Swatch Group Bearer Shares	664	30,177
Swiss Life Holding	585	69,205
Swiss Reinsurance	6,593	297,603
Swisscom	435	155,619
Syngenta	1,863	428,022
UBS	67,422	1,234,135
Xstrata	36,486	538,135
Zurich Financial Services	2,742	652,196
		14,889,473
United Kingdom – 19.71%
3i Group	19,671	90,654
Admiral Group	3,908	72,315
AMEC	5,746	69,277
Anglo American	24,632	784,262
Antofagasta	7,660	92,843
Associated British Foods	6,400	86,519
AstraZeneca	27,435	1,229,486
Autonomy	3,721	96,860
Aviva	51,113	365,827
BAE Systems	65,669	366,541
Balfour Beatty	7,866	40,524
Barclays	209,048	1,235,979
†Berkeley Group Holdings	2,879	40,737
BG Group	62,673	1,087,611
BHP Billiton	41,169	1,123,954
BP	353,400	3,122,876
†British Airways	9,804	34,560
British American Tobacco	37,228	1,167,763
British Land	14,983	113,773
British Sky Broadcasting	22,115	201,960
BT Group	146,612	304,445
Bunzl	6,963	70,598
Burberry Group	7,428	59,823
Cable & Wireless	50,681	116,376
Cadbury	25,972	333,053
†Cairn Energy	2,376	105,815
Capita Group	11,257	130,054
Carnival	2,918	99,318
Carphone Warehouse Group	8,264	25,222
Centrica	94,354	379,496
Cobham	22,315	77,985
Compass Group	33,739	205,949
Diageo	47,611	730,368
Drax Group	7,312	55,068
Eurasian Natural Resources	4,107	57,490
Experian Group	18,563	156,174
F&C Asset Management	3,523	4,365
Firstgroup	8,806	58,101
Friends Provident Group	49,635	66,029
G4S	22,806	80,429
GlaxoSmithKline	97,181	1,910,072
Hammerson	13,942	87,867
Home Retail Group	16,854	73,201
HSBC Holdings	326,439	3,733,849
ICAP	8,644	58,400
Imperial Tobacco Group	19,126	552,568
Intercontinental Hotels Group	4,365	56,637
International Power	29,518	136,364
Invensys	13,515	62,867
Investec	8,103	59,316
J Sainsbury	21,794	113,149
Johnson Matthey	4,054	89,981
Kazakhmys	3,626	62,229
Kingfisher	44,721	152,142
Ladbrokes	13,970	41,789
Land Securities Group	14,721	147,021
Legal & General Group	117,265	164,617
Liberty International	8,929	68,542
Lloyds Banking Group	301,255	499,202
London Stock Exchange Group	2,606	35,688
Lonmin	3,072	82,224
Man Group	32,052	169,581
Marks & Spencer Group	28,426	164,478
National Grid	46,016	443,761
Next	3,474	99,534
Old Mutual	99,177	158,480
Pearson	15,554	191,628
Petrofac	3,724	58,734
Prudential	47,355	455,539
Randgold Resources	1,503	104,979
Reckitt Benckiser Group	11,326	553,630
Reed Elsevier	23,595	176,528
Rexam	22,913	95,525
Rio Tinto	25,578	1,090,475
Rolls-Royce Group	33,768	254,150
†Royal Bank of Scotland Group	322,854	272,914
Royal Dutch Shell A Shares	66,407	1,914,846
Royal Dutch Shell Class B	51,032	1,415,649
RSA Insurance Group	62,305	133,311
SABMiller	17,690	426,843
Sage Group	24,896	92,932
Schroders	1,997	34,847
Scottish & Southern Energy	17,167	321,503
Segro	12,102	71,069
Serco Group	8,158	65,832
Severn Trent	4,239	65,671
Shire	10,118	175,262
Smith & Nephew	16,911	151,599
Smiths Group	6,916	98,137
Standard Chartered	38,181	941,405
Standard Life	43,478	152,152
Tesco	150,038	958,054
Thomas Cook Group	5,791	21,515
Tomkins	17,017	51,312
TUI Travel	10,874	44,309
Tullow Oil	15,342	276,783
Unilever	24,466	695,117
United Utilities Group	13,927	101,592
Vedanta Resources	2,342	71,143
Vodafone Group	991,240	2,220,701
Whitbread	3,323	64,569
WM Morrison Supermarkets	40,390	178,908
Wolseley	5,085	122,534
WPP Group	22,847	196,050
		38,081,785
United States – 0.07%
†Dr Pepper Snapple Group	0	5
Synthes	1,116	134,499
		134,504
Total Common Stock (Cost $164,675,354)		185,019,039

Preferred Stock – 0.36%∆
Germany – 0.36%
Bayerische Motoren Werke 1.37%	945	31,250
Fresenius 1.74%	1,441	84,023
Henkel 1.67%	3,568	153,593
†Porsche Automobil Holding	1,765	139,251
RWE 8.15%	846	69,630
Volkswagen 2.73%	1,910	220,502
Total Preferred Stock (Cost $619,184)		698,249
Rights – 0.03%∆
Belgium – 0.00%
=Fortis	11,595	0
		0
France– 0.02%
†BNP Paribas	15,593	33,767
		33,767
Hong Kong – 0.00%
†Genting Singapore	16,800	3,757
		3,757
Sweden – 0.01%
†Swedbank	6,000	11,834
		11,834
Total Right (Cost $0)		49,358
Warrants – 0.00%∆
Italy – 0.00%
†Mediobanca CW11	8,543	0
Unione di Banche Italiane SCpA CW11	9,380	1,117
		1,117

Singapore – 0.00%
†Golden Agri-Resources CW12	6,342	0
Total Warrants (Cost $0)		1,117

Short-Term Investment – 2.83%
Money Market Mutual Fund – 2.83%
Dreyfus Treasury & Agency Cash Management Fund	5,475,976	5,475,976
Total Short-Term Investment (Cost $5,475,976)		5,475,976
Total Value of Securities – 98.96%
(Cost $170,770,514)		191,243,739
Receivables and Other Assets Net of Liabilities (See Notes) – 1.04%**		2,007,959
Net Assets Applicable to 25,828,817 Shares Outstanding–100.00%		$193,251,698

∆Securities have been classified by country of origin.
†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
**Includes $744,000 cash pledged as collateral for index contracts.

Summary of Abbreviations:
CDI – Chess Depository Interest
CVA – Dutch Certificate
FDR – Fiduciary Depositary Receipts
PC – Participation Certificate
PPS – Partially Protected Shares
REIT – Real Estate Investment Trust
SDR – Special Drawing Rights
SCpA – Italian Consortium Joint-Stock Company
STRIP-VVPR – Dividend Coupon

Index Futures Contract1
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
93 EMINI MSCI EAFE	$7,185,401	$7,188,900	12/18/09	$3,499

The use of index futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA International Index Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax year ended December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$172,326,026
Aggregate unrealized appreciation	22,719,469
Aggregate unrealized depreciation	(3,801,756)
Net unrealized appreciation	$ 18,917,713

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Leve1 2	Total
Common Stock	$185,019,039	$-	$185,019,039
Short-Term	5,475,976	-	5,475,976
Other	748,724	-	748,724
Total	$191,243,739	$-	$191,243,739

Derivatives	$ -	$3,499	$ 3,499

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/08	$933,946
Net purchases, sales, and settlements	359,141
Net change in unrealized
appreciation/depreciation	137,648
Net transfers in and /or out of Level 3	(1,430,735)
Balance as of 9/30/09	$ -

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$ (38,586)

3. Derivatives
The Fund applies Financial Accounting Standards Board Codification Section 815-10 (Section 815-10), Derivatives and Hedging Activities. Section 815-10 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as away of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2009.

Index Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal couterparty credit risk to a Fund because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in real estate investment trusts (REITs) and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended September 30, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of September 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified in the schedule of investments.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP SSgA Bond Index Fund

September 30, 2009

	Principal	Value
	Amount (U.S. $)	(U. S. $)
Agency Mortgage-Backed Securities – 37.65%
•Fannie Mae ARM
5.192% 7/1/38	$465,799	$489,323
5.532% 11/1/38	869,945	916,719
5.538% 9/1/37	933,157	982,629
5.56% 11/1/35	1,294,491	1,340,132
5.588% 9/1/38	796,543	833,956
5.662% 3/1/37	4,743,806	4,995,926
Fannie Mae S.F. 15 yr
4.00% 6/1/24	2,237,905	2,280,106
4.50% 6/1/23	819,585	850,408
4.50% 11/1/23	541,079	561,427
4.50% 8/1/24	987,642	1,024,167
5.00% 4/1/21	618,740	652,336
5.00% 4/1/23	370,234	388,754
5.00% 4/1/24	2,051,781	2,155,813
5.50% 4/1/22	486,318	515,079
5.50% 7/1/22	606,571	642,444
5.50% 1/1/24	627,779	664,871
6.00% 8/1/22	107,880	115,069
6.00% 8/1/23	69,322	73,938
Fannie Mae S.F. 15 yr TBA
4.00% 10/1/24	500,000	508,594
4.50% 10/1/23	2,000,000	2,070,624
Fannie Mae S.F. 30 yr
4.00% 2/1/39	991,623	983,153
4.00% 3/1/39	34,436	34,146
4.00% 6/1/39	497,671	493,420
4.00% 8/1/39	964,090	955,856
4.00% 9/1/39	1,496,137	1,483,357
4.50% 9/1/35	1,101,807	1,121,663
4.50% 4/1/38	480,049	486,948
4.50% 7/1/38	492,125	499,197
4.50% 2/1/39	493,396	500,486
4.50% 4/1/39	746,231	756,880
4.50% 5/1/39	1,504,968	1,526,445
4.50% 6/1/39	987,798	1,001,895
4.50% 7/1/39	2,986,448	3,029,066
5.00% 12/1/32	1,499,769	1,561,885
5.00% 9/1/33	1,373,717	1,426,147
5.00% 11/1/34	1,824,217	1,893,062
5.00% 6/1/35	1,854,349	1,922,783
5.00% 9/1/35	707,771	733,678
5.00% 10/1/35	1,502,398	1,557,393
5.00% 2/1/36	888,159	920,669
5.00% 3/1/36	987,518	1,023,666
5.00% 11/1/36	230,595	239,179
5.00% 8/1/37	460,013	475,917
5.00% 4/1/38	324,571	335,774
5.00% 7/1/38	368,791	381,521
5.00% 11/1/38	704,744	729,070
5.50% 11/1/33	1,390,061	1,464,632
5.50% 1/1/34	621,093	653,442
5.50% 5/1/34	923,986	972,110
5.50% 10/1/34	968,818	1,018,066
5.50% 9/1/35	892,607	937,424
5.50% 12/1/35	2,536,038	2,663,368
5.50% 8/1/36	1,342,890	1,410,314
5.50% 2/1/37	675,766	710,118
5.50% 5/1/37	2,079,460	2,179,318
5.50% 6/1/37	1,212,922	1,271,168
5.50% 8/1/37	919,681	963,845
5.50% 11/1/37	16,190	16,968
5.50% 12/1/37	17,546	18,389
5.50% 2/1/38	2,390,602	2,505,004
5.50% 6/1/38	239,512	251,013
5.50% 7/1/38	787,187	824,619
5.50% 10/1/38	1,000,000	1,045,938
5.50% 1/1/39	3,873,056	4,058,125
6.00% 12/1/35	973,789	1,032,277
6.00% 2/1/36	851,737	901,298
6.00% 6/1/36	313,038	331,253
6.00% 9/1/36	1,782,978	1,886,725
6.00% 10/1/36	471,898	499,357
6.00% 11/1/36	208,749	220,895
6.00% 1/1/37	959,878	1,018,684
6.00% 3/1/37	426,583	451,005
6.00% 6/1/37	961,975	1,017,048
6.00% 8/1/37	451,225	477,058
6.00% 5/1/38	2,399,161	2,534,503
6.00% 6/1/38	1,425,268	1,505,671
6.00% 8/1/38	1,703,050	1,799,124
6.00% 9/1/38	269,050	284,228
6.50% 7/1/36	1,103,818	1,182,339
6.50% 9/1/37	136,658	146,294
6.50% 10/1/37	1,086,643	1,163,263
6.50% 5/1/38	1,005,126	1,075,941
7.00% 6/1/38	406,225	443,452
Fannie Mae S.F. 30 yr TBA
4.00% 10/1/39	300,000	297,000
4.50% 10/1/39	1,000,000	1,012,812
5.00% 10/1/39	2,800,000	2,891,873
5.50% 10/1/38	754,585	790,821
6.00% 10/1/39	2,500,000	2,637,499
6.50% 10/1/37	2,000,000	2,137,500
•Freddie Mac ARM
5.527% 9/1/37	1,541,983	1,625,089
5.619% 11/1/37	1,428,996	1,506,506
5.926% 6/1/36	1,168,243	1,231,783
Freddie Mac S.F. 15 yr
4.00% 2/1/24	578,887	589,803
4.00% 8/1/24	995,646	1,014,422
4.50% 12/1/19	417,544	441,076
4.50% 4/1/21	231,152	244,179
4.50% 5/1/23	793,708	823,185
4.50% 6/1/23	201,242	208,716
4.50% 12/1/23	206,144	213,799
4.50% 7/1/24	741,303	768,255
4.50% 8/1/24	498,077	516,186
5.00% 6/1/22	1,578,236	1,659,984
5.00% 4/1/23	1,548,554	1,627,468
5.50% 12/1/13	386,290	404,753
5.50% 6/1/23	337,512	357,664
6.00% 11/1/23	745,304	794,231
Freddie Mac S.F. 15 yr TBA
4.00% 10/1/24	250,000	254,297
4.50% 10/1/23	500,000	518,750
5.00% 10/1/23	250,000	262,344
5.50% 10/1/22	500,000	529,063
6.00% 10/1/22	1,000,000	1,064,062
Freddie Mac S.F. 30 yr
4.00% 5/1/39	1,982,295	1,962,265
4.50% 2/1/39	946,160	958,574
4.50% 4/1/39	985,655	998,489
4.50% 5/1/39	596,153	603,916
4.50% 6/1/39	3,978,211	4,030,010
4.50% 7/1/39	1,000,000	1,013,121
4.50% 9/1/39	2,000,000	2,026,042
5.00% 8/1/35	1,261,415	1,307,982
5.00% 10/1/35	531,502	551,123
5.00% 11/1/35	441,530	457,830
5.00% 12/1/35	2,036,945	2,112,142
5.00% 2/1/37	908,093	940,340
5.00% 12/1/37	2,151,537	2,226,594
5.00% 6/1/38	418,354	432,925
5.00% 1/1/39	864,352	894,457
5.00% 8/1/39	499,183	516,520
5.50% 8/1/33	489,305	514,943
5.50% 6/1/35	749,279	787,835
5.50% 11/1/35	1,188,874	1,248,937
5.50% 1/1/37	981,921	1,029,994
5.50% 5/1/37	1,466,879	1,538,695
5.50% 7/1/37	341,715	358,177
5.50% 5/1/38	6,920,879	7,253,916
5.50% 6/1/38	421,796	442,093
5.50% 8/1/38	820,925	860,428
5.50% 12/1/38	1,272,933	1,334,188
6.00% 9/1/37	2,193,278	2,320,214
6.00% 12/1/37	173,700	183,753
6.00% 8/1/38	2,406,753	2,543,275
6.00% 9/1/38	600,220	634,269
6.00% 10/1/38	1,635,087	1,727,838
6.00% 11/1/38	672,781	710,944
6.00% 3/1/39	932,783	985,695
6.00% 4/1/39	407,049	430,098
6.50% 11/1/36	3,150,819	3,363,630
6.50% 10/1/37	310,667	331,584
6.50% 6/1/38	419,635	447,889
7.00% 6/1/38	62,230	67,428
Freddie Mac S.F. 30 yr TBA
4.00% 10/1/39	1,000,000	988,438
4.50% 10/1/39	300,000	303,469
5.00% 10/1/38	3,500,000	3,615,937
6.00% 10/1/36	1,000,000	1,055,312
Government National Mortgage Association S. F 30 yr
4.00% 7/15/39	500,738	496,091
4.00% 8/15/39	499,262	494,629
4.50% 4/15/39	1,493,681	1,518,887
4.50% 6/15/39	2,247,199	2,285,121
4.50% 9/15/39	1,000,000	1,016,875
5.00% 3/15/35	414,107	430,697
5.00% 8/15/38	245,880	255,001
5.00% 6/15/39	996,399	1,033,359
5.50% 4/15/37	462,263	486,458
5.50% 7/15/37	358,092	376,612
5.50% 2/15/38	2,369,206	2,492,691
5.50% 8/15/38	647,322	680,497
5.50% 1/15/39	843,437	886,663
6.00% 5/15/37	834,216	882,575
6.00% 1/15/38	442,296	467,867
6.00% 5/15/38	982,103	1,038,880
6.00% 7/15/38	148,351	156,928
6.00% 8/15/38	374,427	396,073
6.00% 11/15/38	821,301	868,782
6.00% 12/15/38	265,795	281,162
6.50% 3/15/38	92,937	98,822
6.50% 5/15/38	147,775	157,131
6.50% 7/15/38	689,418	733,066
6.50% 8/15/38	29,034	30,872
6.50% 9/15/38	619,965	659,217
6.50% 10/15/38	325,990	346,778
6.50% 8/15/39	199,836	212,488
Government National Mortgage Association S.F. 30 yr TBA
4.50% 10/1/39	500,000	507,344
5.00% 10/1/38	4,550,000	4,707,829
5.50% 10/1/38	2,250,000	2,360,390
6.00% 10/1/36	1,500,000	1,583,438
Total Agency Mortgage-Backed Securities (Cost $195,387,293)		199,547,499
Agency Obligations – 8.47%
Fannie Mae
1.25% 9/22/11	100,000	100,072
1.25% 9/28/11	400,000	400,682
1.375% 4/28/11	1,000,000	1,009,109
1.75% 3/23/11	3,250,000	3,299,708
1.875% 4/20/12	2,000,000	2,028,291
2.00% 2/11/11	500,000	502,600
2.00% 3/2/11	100,000	100,432
2.00% 4/1/11	100,000	100,780
2.00% 1/9/12	700,000	712,429
2.00% 9/28/12	1,200,000	1,201,936
2.17% 3/21/13	50,000	50,043
2.375% 7/6/12	200,000	202,017
2.75% 2/5/14	500,000	507,115
3.00% 1/13/14	200,000	200,656
3.00% 5/12/14	100,000	100,357
3.00% 7/28/14	200,000	202,085
3.00% 9/15/14	50,000	50,088
3.00% 9/29/14	400,000	400,997
3.125% 9/29/14	400,000	400,458
3.45% 4/8/16	250,000	249,221
3.50% 5/18/16	500,000	500,863
4.625% 10/15/13	800,000	874,462
5.00% 2/16/12	400,000	435,102
5.00% 2/13/17	2,250,000	2,491,314
5.00% 5/11/17	500,000	553,489
6.00% 5/15/11	200,000	216,630
6.25% 5/15/29	250,000	307,677
6.625% 11/15/30	300,000	388,430
7.125% 1/15/30	150,000	203,041
Federal Farm Credit Bank
2.125% 6/18/12	100,000	101,060
3.00% 9/22/14	300,000	305,903
3.375% 11/18/11	200,000	200,677
3.50% 10/3/11	300,000	313,942
3.75% 12/6/10	300,000	310,815
3.875% 8/25/11	25,000	26,289
5.125% 8/25/16	100,000	109,813
Federal Home Loan Bank
0.75% 3/18/11	400,000	400,283
0.75% 3/25/11	400,000	399,951
1.25% 9/28/11	100,000	100,160
1.375% 5/16/11	500,000	504,919
1.375% 9/28/11	100,000	100,185
1.50% 9/16/11	200,000	200,583
1.625% 1/21/11	600,000	608,015
1.625% 3/16/11	300,000	304,022
1.625% 7/27/11	300,000	303,576
2.00% 7/27/12	200,000	200,759
2.00% 9/24/12	50,000	50,046
2.00% 10/5/12	400,000	401,150
2.25% 4/13/12	500,000	511,274
2.25% 8/27/12	200,000	200,564
3.375% 10/20/10	500,000	514,785
3.375% 2/27/13	250,000	262,096
3.625% 10/18/13	1,500,000	1,581,448
4.00% 9/6/13	250,000	267,221
4.625% 10/10/12	1,500,000	1,631,188
5.00% 11/17/17	750,000	820,700
5.125% 8/14/13	200,000	222,125
5.375% 8/19/11	350,000	378,368
5.50% 8/13/14	200,000	226,913
5.50% 7/15/36	200,000	221,653
Freddie Mac
1.50% 8/17/11	500,000	500,783
1.50% 8/24/11	100,000	100,664
1.625% 4/26/11	2,500,000	2,532,389
1.625% 9/2/11	200,000	200,773
1.75% 4/20/11	250,000	251,717
1.75% 7/27/11	200,000	201,445
1.75% 6/15/12	500,000	502,971
2.00% 2/25/11	100,000	100,560
2.00% 3/16/11	250,000	251,507
2.00% 10/14/11	250,000	251,632
2.00% 6/15/12	150,000	150,945
2.00% 9/25/12	100,000	100,218
2.00% 9/28/12	400,000	400,201
2.00% 10/1/12	500,000	501,073
2.05% 3/9/11	100,000	100,667
2.05% 2/24/12	200,000	201,004
2.25% 8/24/12	300,000	302,356
2.45% 6/29/12	200,000	202,340
2.50% 3/23/12	250,000	251,983
2.50% 4/8/13	50,000	50,387
2.50% 1/7/14	800,000	805,604
2.50% 4/23/14	1,000,000	1,002,776
2.875% 11/23/10	750,000	769,445
3.00% 2/4/14	250,000	251,074
3.00% 4/21/14	250,000	250,538
3.00% 6/9/14	100,000	100,837
3.75% 3/27/19	700,000	701,730
3.875% 6/29/11	1,000,000	1,052,480
4.34% 12/18/17	500,000	503,494
4.75% 11/17/15	500,000	546,896
4.875% 6/13/18	650,000	709,869
5.00% 7/15/14	500,000	555,632
5.00% 4/18/17	75,000	82,985
6.25% 7/15/32	50,000	63,281
6.75% 3/15/31	300,000	392,528
Tennessee Valley Authority
5.25% 9/15/39	75,000	79,440
5.50% 7/18/17	100,000	112,204
5.88% 4/1/36	75,000	86,550
6.15% 1/15/38	100,000	118,202

Total Agency Obligations (Cost $44,125,217)		44,911,747
Commercial Mortgage-Backed Securities – 3.36%
Bank of America Commercial Mortgage Securities
•Series 2000-2 A2 7.197% 9/15/32	74,714	75,531
Series 2006-6 A2 5.309% 10/10/45	150,000	149,943
Series 2006-6 A3 5.369% 10/10/45	250,000	231,134
Series 2006-6 A4 5.356% 10/10/45	200,000	170,248
•Series 2007-2 A4 5.689% 4/10/49	400,000	344,433
•Series 2007-3 A4 5.658% 6/10/49	200,000	163,825
Series 2007-5 A4 5.492% 2/10/51	25,000	20,374
Bank of America-First Union NB Commercial Mortgage Series 2001-3 A2 5.464% 4/11/37	200,000	208,399
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2 A2 6.48% 2/15/35	500,000	518,552
Series 2004-PWR3 A3 4.487% 2/11/41	98,340	99,579
Series 2004-T14 A3 4.80% 1/12/41	95,872	97,631
•Series 2004-T14 A4 5.20% 1/12/41	190,000	191,284
•Series 2004-T16 A6 4.75% 2/13/46	400,000	396,443
Series 2006-PW13 A4 5.54% 9/10/41	150,000	143,174
Series 2006-T24 A4 5.537% 9/11/41	500,000	476,705
•Series 2007-PW16 A4 5.719% 6/11/40	250,000	228,363
•Series 2007-PW17 A4 5.694% 6/11/50	500,000	441,218
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5 A1 5.171% 11/15/44	356,755	359,536
•Citigroup Commercial Mortgage Trust
Series 2007-C6 A4 5.699% 12/10/49	400,000	348,209
Series 2008-C7 A2B 6.095% 12/10/49	200,000	199,325
•♦Commercial Mortgage Pass Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44	250,000	237,804
Series 2006-C7 A3 5.706% 6/10/46	100,000	94,880
•Countrywide Capital Cobalt Series 2007-C2 A3 5.484% 4/15/47	450,000	353,324
Credit Suisse First Boston Mortgage Securities
Series 2001-CK6 A3 6.387% 8/15/36	146,478	153,243
•Series 2004-C1 A4 4.75% 1/15/37	250,000	249,166
Series 2004-C2 A1 3.819% 5/15/36	113,780	113,112
•Series 2004-C2 A2 5.416% 5/15/36	250,000	254,726
•Series 2005-C5 A4 5.10% 8/15/38	250,000	243,352
•Credit Suisse Mortgage Capital Certificates
Series 2007-C3 A4 5.723% 6/15/39	225,000	177,629
Series 2008-C1 A3 6.216% 2/15/41	200,000	163,795
General Electric Capital Commercial Mortgage Series 2007-C1 A4 5.543% 12/10/49	725,000	566,153
GMAC Commercial Mortgage Securities Series 2003-C3 A4 5.023% 4/10/40	150,000	153,288
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A4 4.964% 8/10/38	250,000	246,720
•Series 2004-GG2 A6 5.396% 8/10/38	525,000	508,872
Series 2005-GG4 A4 4.761% 7/10/39	245,450	223,795
Greenwich Capital Commercial Funding
•Series 2005-GG3 A4 4.799% 8/10/42	250,000	239,918
•Series 2006-GG7 A4 5.918% 7/10/38	200,000	182,980
Series 2007-GG11 A2 5.597% 12/10/49	245,000	242,639
JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1 A3 5.857% 10/12/35	550,000	579,183
•Series 2003-CB7 A4 4.879% 1/12/38	250,000	256,721
•Series 2004-C2 A3 5. 229% 5/15/41	150,000	150,214
•Series 2004-PNC1 A4 5.391% 6/12/41	300,000	302,687
Series 2005-LDP1 A3 4.865% 3/15/46	125,000	123,272
•Series 2005-LDP5 A3 5.208% 12/15/44	200,000	200,630
•Series 2006-CB15 A4 5.814% 6/12/43	250,000	235,778
Series 2006-LDP8 A4 5.399% 5/15/45	100,000	89,197
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C2 A4 4.367% 3/15/36	250,000	233,621
Series 2004-C8 A4 4.51% 12/15/29	250,000	244,079
•Series 2005-C7 A4 5.197% 11/15/30	200,000	195,931
Series 2006-C6 A4 5.372% 9/15/39	250,000	227,668
•Series 2007-C6 A4 5.858% 7/15/40	600,000	508,520
Series 2007-C7 A3 5.866% 9/15/45	25,000	22,063
Merrill Lynch Mortgage Trust
•Series 2004-BPC1 A3 4.467% 10/12/41	250,000	251,307
•Series 2004-KEY2 A4 4.864% 8/12/39	150,000	142,894
•Series 2007-C1 A4 5.829% 6/12/50	255,000	199,773
Series 2008-C1 A3 5.71% 2/12/51	500,000	456,111
Merrill Lynch/Countrywide Commercial Mortgage Trust
•Series 2006-3 A2 5.291% 7/12/46	200,000	200,011
Series 2007-5 A4 5.378% 8/12/48	320,000	238,704
Morgan Stanley Capital I
Series 2003-IQ6 A4 4.97% 12/15/41	250,000	246,374
Series 2004-T15 A3 5.03% 6/13/41	250,000	249,458
Series 2005-HQ6 A4A 4.989% 8/13/42	250,000	243,274
Series 2005-IQ9 A5 4.70% 7/15/56	750,000	719,495
•Series 2007-HQ12 A4 5.632% 4/12/49	200,000	162,175
•Series 2007-HQ12 A5 5.632% 4/12/49	250,000	206,935
Morgan Stanley Dean Witter Capital I
Series 2001-TOP3 A4 6.39% 7/15/33	232,305	242,143
Series 2001-TOP5 A4 6.39% 10/15/35	199,228	212,369
Wachovia Bank Commercial Mortgage Trust
•Series 2003-C8 A4 4.964% 11/15/35	350,000	347,895
Series 2003-C9 A3 4.608% 12/15/35	214,490	219,657
Series 2007-C31 A2 5.421% 4/15/47	250,000	244,902
•Series 2007-C32 A3 5.74% 6/15/49	200,000	159,027
•Series 2007-C33 A5 5.902% 2/15/51	500,000	406,018
Total Commercial Mortgage-Backed Securities (Cost $16,756,446)		17,787,388
Corporate Bonds – 19.86%
Aerospace & Defense – 0.32%
Boeing
3.50% 2/15/15	100,000	102,502
5.00% 3/15/14	100,000	109,154
6.00% 3/15/19	100,000	112,376
6.125% 2/15/33	50,000	55,882
General Dynamics
1.80% 7/15/11	65,000	65,372
4.25% 5/15/13	50,000	53,001
Goodrich 6.125% 3/1/19	100,000	108,863
Honeywell International
3.875% 2/15/14	55,000	57,307
4.25% 3/1/13	50,000	52,973
5.00% 2/15/19	100,000	105,461
Lockheed Martin
4.121% 3/14/13	100,000	104,510
6.15% 9/1/36	50,000	57,434
Northrop Grumman 3.70% 8/1/14	30,000	30,557
Northrop Grumman Systems
7.125% 2/15/11	25,000	26,803
7.875% 3/1/26	100,000	127,414
Raytheon 6.40% 12/15/18	50,000	58,502
Rockwell Collins 5.25% 7/15/19	50,000	54,025
United Technologies
4.875% 5/1/15	100,000	109,505
5.375% 12/15/17	50,000	54,640
6.125% 7/15/38	200,000	231,244
		1,677,525
Air Freight & Logistics – 0.08%
FedEx 8.00% 1/15/19	100,000	121,751
United Parcel Service
4.50% 1/15/13	50,000	53,651
5.125% 4/1/19	200,000	215,409
6.20% 1/15/38	30,000	35,187
		425,998
Airlines – 0.04%
Continental Airlines 9.00% 7/8/16	200,000	212,000
		212,000
Automobiles – 0.10%
Daimler Finance North America
5.75% 9/8/11	200,000	210,167
6.50% 11/15/13	150,000	161,749
7.75% 1/18/11	150,000	159,034
		530,950
Beverages – 0.31%
Anheuser-Busch
4.95% 1/15/14	50,000	51,758
6.00% 4/15/11	50,000	52,566
Bottling Group
4.625% 11/15/12	100,000	107,915
6.95% 3/15/14	100,000	116,659
Coca-Cola
3.625% 3/15/14	100,000	103,742
5.35% 11/15/17	100,000	109,377
Coca-Cola Enterprises
4.25% 3/1/15	100,000	105,878
6.75% 9/15/28	100,000	120,917
7.375% 3/3/14	100,000	117,517
8.50% 2/1/12	50,000	56,749
Diageo Capital 5.75% 10/23/17	100,000	109,937
Diageo Finance 5.50% 4/1/13	100,000	108,717
PepsiAmericas 4.375% 2/15/14	100,000	104,428
PepsiCo
4.65% 2/15/13	200,000	215,507
5.00% 6/1/18	50,000	53,618
7.90% 11/1/18	100,000	126,487
		1,661,772
Biotechnology – 0.05%
Amgen
4.85% 11/18/14	50,000	54,155
6.15% 6/1/18	100,000	113,284
6.40% 2/1/39	50,000	57,517
Genentech 5.25% 7/15/35	50,000	49,821
		274,777
Capital Markets – 1.81%
Ameriprise Financial 7.30% 6/28/19	20,000	22,086
Bank of New York Mellon
4.30% 5/15/14	30,000	31,802
4.95% 11/1/12	100,000	108,430
4.95% 3/15/15	50,000	53,346
5.45% 5/15/19	100,000	108,300
Bear Stearns
4.65% 7/2/18	100,000	95,593
5.35% 2/1/12	100,000	106,287
5.55% 1/22/17	200,000	202,545
5.70% 11/15/14	50,000	53,614
7.25% 2/1/18	200,000	228,773
Credit Suisse USA
4.875% 1/15/15	100,000	105,119
5.25% 3/2/11	100,000	104,679
6.125% 11/15/11	200,000	216,005
6.50% 1/15/12	50,000	54,207
Deutsche Bank London
4.875% 5/20/13	250,000	266,514
5.375% 10/12/12	25,000	27,063
6.00% 9/1/17	500,000	540,439
Goldman Sachs Capital I 6.345% 2/15/34	100,000	92,110
•Goldman Sachs Capital II 5.793% 12/29/49	100,000	72,500
Goldman Sachs Group
1.625% 7/15/11	100,000	101,041
3.25% 6/15/12	200,000	208,861
3.625% 8/1/12	145,000	148,956
5.15% 1/15/14	300,000	315,284
5.35% 1/15/16	150,000	155,130
5.625% 1/15/17	100,000	100,893
5.95% 1/18/18	200,000	207,833
6.00% 5/1/14	230,000	250,384
6.125% 2/15/33	50,000	53,632
6.15% 4/1/18	200,000	210,731
6.60% 1/15/12	350,000	380,258
6.75% 10/1/37	500,000	517,661
7.50% 2/15/19	125,000	143,198
Jefferies Group 8.50% 7/15/19	100,000	106,014
Merrill Lynch
5.00% 1/15/15	400,000	404,347
6.05% 5/16/16	100,000	100,348
6.11% 1/29/37	200,000	190,845
6.15% 4/25/13	100,000	105,894
6.22% 9/15/26	150,000	142,546
6.875% 4/25/18	250,000	263,350
7.75% 5/14/38	200,000	226,079
Morgan Stanley
1.95% 6/20/12	100,000	101,077
2.25% 3/13/12	100,000	101,890
2.90% 12/1/10	100,000	102,560
3.25% 12/1/11	100,000	104,082
4.75% 4/1/14	200,000	198,722
5.30% 3/1/13	250,000	262,162
5.45% 1/9/17	100,000	100,288
5.55% 4/27/17	250,000	249,432
5.95% 12/28/17	300,000	305,937
6.00% 5/13/14	300,000	319,703
7.30% 5/13/19	100,000	110,220
Morgan Stanley Dean Witter
6.60% 4/1/12	200,000	217,463
6.75% 4/15/11	250,000	266,666
Northern Trust 4.625% 5/1/14	25,000	26,629
Raymond James Financial 8.60% 8/15/19	200,000	221,227
Schwab (Charles) 4.95% 6/1/14	100,000	105,552
		9,616,307
Chemicals – 0.35%
Air Products & Chemicals 4.375% 8/21/19	50,000	51,167
Cabot 5.00% 10/1/16	50,000	49,981
Dow Chemical
7.375% 11/1/29	25,000	26,070
7.60% 5/15/14	100,000	110,733
8.55% 5/15/19	155,000	174,534
9.40% 5/15/39	100,000	123,513
duPont (E.I.) deNemours
5.00% 7/15/13	50,000	54,513
5.25% 12/15/16	25,000	27,046
5.75% 3/15/19	100,000	110,460
5.875% 1/15/14	100,000	110,842
6.00% 7/15/18	100,000	112,041
Lubrizol 8.875% 2/1/19	50,000	61,822
Monsanto
5.125% 4/15/18	25,000	26,578
5.875% 4/15/38	50,000	55,589
7.375% 8/15/12	50,000	57,451
Potash
3.75% 9/30/15	120,000	119,904
4.875% 3/30/20	10,000	10,009
6.50% 5/15/19	145,000	162,793
Praxair
4.50% 8/15/19	100,000	103,336
4.625% 3/30/15	101,000	108,937
Rohm & Haas 5.60% 3/15/13	125,000	130,611
Valspar 7.25% 6/15/19	50,000	54,404
		1,842,334
Commercial Banks – 1.61%
American Express Bank 3.15% 12/9/11	100,000	103,872
Bank of America North America
1.70% 12/23/10	100,000	101,218
5.30% 3/15/17	50,000	48,038
Barclays Bank
5.00% 9/22/16	150,000	152,137
5.45% 9/12/12	100,000	107,535
6.75% 5/22/19	100,000	112,045
BB&T
3.375% 9/25/13	100,000	100,493
4.90% 6/30/17	100,000	98,574
5.70% 4/30/14	100,000	108,405
Citibank
1.375% 8/10/11	100,000	100,403
1.50% 7/12/11	300,000	302,061
1.875% 5/7/12	100,000	100,726
Citibank North America 1.25% 9/22/11	150,000	150,092
Credit Suisse New York
3.45% 7/2/12	100,000	102,118
5.00% 5/15/13	200,000	211,839
5.50% 5/1/14	250,000	268,916
6.00% 2/15/18	200,000	209,735
Fifth Third Bancorp
5.45% 1/15/17	100,000	87,231
8.25% 3/1/38	100,000	93,444
HSBC Bank USA 4.625% 4/1/14	100,000	103,312
HSBC Holdings
6.50% 5/2/36	200,000	217,385
6.80% 6/1/38	100,000	112,587
HSBC USA 3.125% 12/16/11	50,000	51,952
JPMorgan Chase Bank North America 6.00% 10/1/17	100,000	105,342
KeyBank 5.80% 7/1/14	150,000	145,566
National City 4.90% 1/15/15	200,000	202,647
National City Bank 6.20% 12/15/11	100,000	106,838
PNC Bank 6.875% 4/1/18	50,000	53,546
PNC Funding 2.30% 6/22/12	50,000	50,931
Regions Bank
3.25% 12/9/11	50,000	52,043
7.50% 5/15/18	100,000	91,102
Sovereign Bank 2.75% 1/17/12	100,000	102,986
SunTrust Bank
3.00% 11/16/11	50,000	51,789
5.00% 9/1/15	150,000	146,291
5.45% 12/1/17	50,000	47,214
UBS AG
5.75% 4/25/18	200,000	203,596
5.875% 12/20/17	200,000	205,066
US Bancorp 1.80% 5/15/12	100,000	100,557
US Bank 6.375% 8/1/11	250,000	270,188
Wachovia
5.30% 10/15/11	25,000	26,500
5.625% 10/15/16	100,000	104,555
5.75% 2/1/18	100,000	106,011
Wachovia Bank
4.875% 2/1/15	250,000	256,702
5.85% 2/1/37	150,000	145,575
Wells Fargo
2.125% 6/15/12	100,000	101,501
3.00% 12/9/11	50,000	51,808
3.75% 10/1/14	200,000	199,224
4.375% 1/31/13	250,000	258,356
4.875% 1/12/11	100,000	103,313
4.95% 10/16/13	500,000	514,180
5.125% 9/1/12	500,000	527,281
5.625% 12/11/17	150,000	157,817
6.375% 8/1/11	500,000	536,052
Wells Fargo Bank 6.45% 2/1/11	250,000	263,421
•Wells Fargo Capital XV 9.75% 12/29/49	200,000	209,000
		8,541,116
Commercial Services & Supplies – 0.19%
Allied Waste North America 6.875% 6/1/17	50,000	52,888
Donnelley & Sons (R.H.)
8.60% 8/15/16	100,000	105,467
11.25% 2/1/19	50,000	59,485
International Lease Finance
5.35% 3/1/12	100,000	85,050
5.75% 6/15/11	100,000	91,124
6.625% 11/15/13	150,000	119,038
Pitney Bowes 4.75% 1/15/16	100,000	104,437
Republic Services
6.75% 8/15/11	100,000	105,203
#144A 5.50% 9/15/19	99,000	102,180
Waste Management
5.00% 3/15/14	25,000	26,013
7.00% 7/15/28	25,000	27,359
7.375% 3/11/19	100,000	116,578
		994,822
Communications Equipment – 0.17%
Cisco Systems
4.95% 2/15/19	250,000	263,288
5.25% 2/22/11	100,000	105,440
5.50% 2/22/16	30,000	33,079
5.90% 2/15/39	100,000	108,640
Corning 6.625% 5/15/19	20,000	21,919
Harris 6.375% 6/15/19	35,000	38,701
Motorola
6.00% 11/15/17	50,000	47,971
8.00% 11/1/11	100,000	106,652
Rogers Communications
6.80% 8/15/18	50,000	56,208
7.25% 12/15/12	100,000	113,109
7.50% 8/15/38	25,000	30,495
		925,502
Computers & Peripherals – 0.26%
Dell
3.375% 6/15/12	30,000	31,106
6.50% 4/15/38	50,000	52,373
7.10% 4/15/28	50,000	55,355
Hewlett-Packard
2.25% 5/27/11	100,000	101,909
4.25% 2/24/12	100,000	105,716
4.50% 3/1/13	100,000	106,860
4.75% 6/2/14	100,000	107,439
6.125% 3/1/14	100,000	112,693
International Business Machines
4.75% 11/29/12	100,000	108,243
5.70% 9/14/17	200,000	220,772
5.875% 11/29/32	20,000	22,221
6.50% 10/15/13	200,000	228,204
8.00% 10/15/38	100,000	139,686
		1,392,577
Construction Material – 0.05%
CRH America
5.30% 10/15/13	100,000	103,306
8.125% 7/15/18	25,000	28,153
Vulcan Materials 6.30% 6/15/13	138,000	147,749
		279,208
Consumer Finance – 0.59%
American Express
6.15% 8/28/17	100,000	105,204
7.00% 3/19/18	100,000	110,185
7.25% 5/20/14	200,000	224,937
8.125% 5/20/19	100,000	118,474
American Express Credit
5.875% 5/2/13	150,000	159,169
7.30% 8/20/13	200,000	221,987
Capital One Financial
6.15% 9/1/16	100,000	98,336
6.75% 9/15/17	100,000	106,292
7.375% 5/23/14	200,000	223,424
Capital One Finance III 7.686% 8/15/36	100,000	86,000
HSBC Finance
5.00% 6/30/15	100,000	100,507
5.25% 1/14/11	200,000	205,670
6.375% 11/27/12	500,000	538,077
John Deere Capital
2.875% 6/19/12	50,000	51,693
5.40% 10/17/11	100,000	107,251
5.50% 4/13/17	50,000	54,097
5.65% 7/25/11	100,000	107,200
7.00% 3/15/12	25,000	27,912
SLM
5.375% 5/15/14	150,000	114,917
8.45% 6/15/18	150,000	119,795
Toyota Motor Credit 5.45% 5/18/11	250,000	261,634
		3,142,761
Containers & Packaging – 0.01%
Bemis
5.65% 8/1/14	15,000	15,943
6.80% 8/1/19	10,000	11,180
		27,123
Diversified Consumer Services – 0.04%
John Hopkins University 5.25% 7/1/19	50,000	53,600
Stanford University 3.625% 5/1/14	100,000	103,624
Vanderbilt University 5.25% 4/1/19	50,000	54,503
		211,727
Diversified Financial Services – 2.75%
Allstate Life Global Funding Trusts 5.375% 4/30/13	100,000	106,527
Bank of America
2.10% 4/30/12	200,000	202,933
2.375% 6/22/12	200,000	204,068
3.125% 6/15/12	150,000	156,113
4.90% 5/1/13	100,000	102,600
5.375% 9/11/12	250,000	261,886
5.625% 10/14/16	200,000	202,319
5.75% 12/1/17	100,000	99,979
6.50% 8/1/16	200,000	210,520
7.25% 10/15/25	30,000	30,440
7.375% 5/15/14	200,000	222,752
7.625% 6/1/19	300,000	338,627
Boeing Capital 6.50% 2/15/12	50,000	55,095
BP Capital Markets
1.55% 8/11/11	50,000	50,192
3.125% 3/10/12	100,000	103,368
3.625% 5/8/14	100,000	103,139
3.875% 3/10/15	100,000	103,432
5.25% 11/7/13	100,000	109,644
Caterpillar Finance Services
4.90% 8/15/13	50,000	52,930
5.05% 12/1/10	50,000	51,790
6.125% 2/17/14	100,000	109,737
7.15% 2/15/19	100,000	116,159
Citigroup
2.125% 4/30/12	150,000	152,218
2.875% 12/9/11	100,000	103,283
5.00% 9/15/14	50,000	47,630
5.10% 9/29/11	100,000	102,882
5.125% 2/14/11	100,000	101,966
5.30% 10/17/12	300,000	309,741
5.50% 4/11/13	300,000	307,241
5.50% 2/15/17	50,000	46,585
5.625% 8/27/12	100,000	101,178
5.85% 8/2/16	100,000	97,908
6.00% 8/15/17	100,000	98,778
6.125% 5/15/18	125,000	123,283
6.125% 8/25/36	200,000	172,159
6.375% 8/12/14	500,000	517,483
6.875% 3/5/38	350,000	352,155
8.125% 7/15/39	50,000	56,138
8.50% 5/22/19	300,000	339,221
Citigroup Funding
1.375% 5/5/11	100,000	100,694
1.875% 10/22/12	200,000	200,535
2.00% 3/30/12	100,000	101,157
2.25% 12/10/12	100,000	101,424
CME Group 5.75% 2/15/14	200,000	219,102
ConocoPhillips Canada Funding I 5.625% 10/15/16	100,000	109,687
Countrywide Home Loans 4.00% 3/22/11	500,000	508,348
Diageo Investment 9.00% 8/15/11	100,000	113,167
General Electric Capital
1.80% 3/11/11	200,000	202,556
2.125% 12/21/12	100,000	100,986
2.20% 6/8/12	100,000	101,612
2.625% 12/28/12	300,000	307,603
3.00% 12/9/11	100,000	103,551
4.80% 5/1/13	200,000	207,787
5.00% 11/15/11	150,000	157,962
5.20% 2/1/11	100,000	103,911
5.25% 10/19/12	200,000	211,597
5.625% 5/1/18	450,000	448,594
5.875% 2/15/12	200,000	213,073
5.875% 1/14/38	200,000	184,018
5.90% 5/13/14	600,000	644,025
6.00% 8/7/19	100,000	101,631
6.125% 2/22/11	400,000	422,201
6.75% 3/15/32	30,000	30,717
6.875% 1/10/39	500,000	525,357
GMAC 2.20% 12/19/12	250,000	252,864
JPMorgan Chase
2.125% 12/26/12	300,000	304,251
2.20% 6/15/12	100,000	101,778
2.625% 12/1/10	100,000	102,244
3.125% 12/1/11	100,000	103,818
4.65% 6/1/14	300,000	313,223
4.75% 5/1/13	100,000	105,957
5.375% 10/1/12	100,000	107,673
5.60% 6/1/11	100,000	106,125
6.00% 1/15/18	150,000	161,263
6.30% 4/23/19	200,000	218,741
6.40% 5/15/38	200,000	224,686
6.625% 3/15/12	100,000	109,239
6.75% 2/1/11	100,000	106,248
JPMorgan Chase Capital XX 6.55% 9/29/36	200,000	186,313
National Rural Utilities Cooperative Finance
5.45% 2/1/18	25,000	26,482
5.50% 7/1/13	100,000	108,978
7.25% 3/1/12	100,000	110,500
8.00% 3/1/32	150,000	176,860
Teco Finance 6.572% 11/1/17	100,000	103,731
		14,576,368
Diversified Telecommunication Services – 1.29%
AT&T
4.95% 1/15/13	150,000	160,051
5.80% 2/15/19	150,000	160,797
6.30% 1/15/38	100,000	105,118
6.40% 5/15/38	50,000	53,257
6.55% 2/15/39	350,000	382,887
6.70% 11/15/13	200,000	226,797
7.30% 11/15/11	100,000	110,823
8.00% 11/15/31	160,000	199,940
BellSouth
5.20% 9/15/14	200,000	216,774
6.875% 10/15/31	100,000	109,655
British Telecommunications
5.15% 1/15/13	100,000	104,259
9.625% 12/15/30	100,000	128,438
Deutsche Telekom International Finance
5.25% 7/22/13	200,000	213,470
6.00% 7/8/19	250,000	268,418
8.75% 6/15/30	200,000	259,706
Embarq
7.082% 6/1/16	225,000	244,802
7.995% 6/1/36	50,000	52,388
France Telecom
5.375% 7/8/19	300,000	319,696
7.75% 3/1/11	100,000	108,314
8.50% 3/1/31	100,000	138,666
GTE 8.75% 11/1/21	100,000	125,509
Nokia 6.625% 5/15/39	40,000	45,732
Qwest
7.50% 6/15/23	100,000	91,500
#144A 8.375% 5/1/16	200,000	208,000
SBC Communications
5.10% 9/15/14	50,000	53,967
5.625% 6/15/16	100,000	107,726
Telecom Italia Capital
5.25% 11/15/13	100,000	105,292
5.25% 10/1/15	100,000	103,660
6.175% 6/18/14	100,000	108,586
7.721% 6/4/38	250,000	297,812
Telefonica Emisiones
4.949% 1/15/15	85,000	90,273
6.421% 6/20/16	175,000	196,808
7.045% 6/20/36	175,000	207,775
Verizon Communications
4.35% 2/15/13	200,000	210,431
5.50% 2/15/18	150,000	157,531
6.35% 4/1/19	250,000	276,565
6.90% 4/15/38	150,000	171,401
8.95% 3/1/39	200,000	274,861
Verizon Global Funding
7.25% 12/1/10	100,000	106,458
7.375% 9/1/12	200,000	227,396
7.75% 12/1/30	100,000	121,159
		6,852,698
Electric Utilities– 1.39%
Alabama Power 6.125% 5/15/38	100,000	114,112
Appalachian Power 5.00% 6/1/17	100,000	100,094
Atlantic City Electric 7.75% 11/15/18	15,000	18,253
Carolina Power & Light
5.30% 1/15/19	100,000	108,502
6.30% 4/1/38	50,000	58,509
CenterPoint Energy Houston Electric 5.75% 1/15/14	100,000	108,468
Cincinnati Gas & Electric 5.70% 9/15/12	50,000	54,499
Columbus Southern Power 5.50% 3/1/13	50,000	52,779
Commonwealth Edison
5.80% 3/15/18	100,000	108,214
6.45% 1/15/38	100,000	114,264
Consolidated Edison of New York
5.85% 3/15/36	100,000	106,675
6.30% 8/15/37	20,000	22,658
6.75% 4/1/38	25,000	29,988
7.125% 12/1/18	100,000	118,818
Consumers Energy 5.65% 9/15/18	100,000	106,990
Duke Energy 5.65% 6/15/13	100,000	107,223
Duke Energy Carolinas 6.10% 6/1/37	70,000	78,912
Duke Energy Indiana 6.45% 4/1/39	130,000	156,074
Duke Energy Ohio 5.45% 4/1/19	50,000	54,303
Entergy Texas 7.125% 2/1/19	455,000	510,617
Exelon 4.90% 6/15/15	50,000	51,894
Exelon Generation
5.35% 1/15/14	100,000	105,878
6.20% 10/1/17	25,000	27,327
FirstEnergy
6.45% 11/15/11	7,000	7,575
7.375% 11/15/31	100,000	112,414
#FirstEnergy Solutions 144A 4.80% 2/15/15	80,000	82,298
Florida Power & Light
5.95% 2/1/38	100,000	113,902
5.96% 4/1/39	100,000	114,317
FPL Group Capital
5.625% 9/1/11	25,000	26,790
6.00% 3/1/19	100,000	112,342
Georgia Power 5.25% 12/15/15	25,000	27,062
Interstate Power & Light 6.25% 7/15/39	30,000	33,398
MidAmerican Energy
5.30% 3/15/18	100,000	105,681
5.75% 11/1/35	25,000	26,674
MidAmerican Energy Holdings
5.75% 4/1/18	100,000	108,123
5.875% 10/1/12	100,000	109,028
5.95% 5/15/37	25,000	26,461
6.125% 4/1/36	50,000	54,155
6.50% 9/15/37	100,000	113,654
National Grid 6.30% 8/1/16	100,000	109,642
Nevada Power
6.50% 8/1/18	50,000	54,792
7.125% 3/15/19	100,000	113,946
Northern States Power 5.25% 3/1/18	100,000	107,485
Ohio Edison 8.25% 10/15/38	100,000	136,449
Ohio Power 5.375% 10/1/21	125,000	127,111
Oncor Electric Delivery
5.95% 9/1/13	200,000	216,633
6.375% 5/1/12	175,000	190,145
7.00% 5/1/32	50,000	60,184
Pacific Gas & Electric
6.05% 3/1/34	200,000	223,222
6.25% 12/1/13	100,000	112,417
6.25% 3/1/39	100,000	114,826
PacifiCorp 6.35% 7/15/38	25,000	29,373
Pepco Holdings 6.45% 8/15/12	50,000	53,684
Portland General Electric 6.10% 4/15/19	100,000	113,246
Potomac Electric Power 7.90% 12/15/38	100,000	134,236
PPL Energy Supply 6.50% 5/1/18	25,000	26,983
PPL Electric Utilities 6.25% 5/15/39	30,000	34,361
Progress Energy
7.10% 3/1/11	125,000	132,558
7.75% 3/1/31	50,000	62,767
Public Service Electric & Gas
5.30% 5/1/18	50,000	53,611
5.375% 9/1/13	50,000	54,354
Public Service of Colorado 5.125% 6/1/19	135,000	144,998
San Diego Gas & Electric 6.00% 6/1/39	110,000	126,455
South Carolina Electric & Gas 6.05% 1/15/38	25,000	28,435
Southern
4.15% 5/15/14	50,000	51,705
5.30% 1/15/12	100,000	107,402
Southern California Edison
5.75% 3/15/14	100,000	110,943
5.95% 2/1/38	25,000	28,476
6.05% 3/15/39	170,000	196,657
Tampa Electric 6.10% 5/15/18	50,000	54,229
Toledo Edison 7.25% 5/1/20	30,000	35,397
Union Electric
6.70% 2/1/19	50,000	56,530
8.45% 3/15/39	80,000	107,993
Virginia Electric & Power
4.75% 3/1/13	50,000	52,654
5.00% 6/30/19	200,000	209,342
6.00% 5/15/37	25,000	27,622
8.875% 11/15/38	100,000	142,711
Wisconsin Electric Power 6.00% 4/1/14	100,000	111,643
		7,344,142
Electrical Equipment – 0.03%
Cooper 5.25% 11/15/12	25,000	27,101
Emerson Electric
4.125% 4/15/15	100,000	105,296
5.25% 10/15/18	25,000	27,180
		159,577
Electronic Equipment & Instruments – 0.06%
Arrow Electronics 6.00% 4/1/20	50,000	50,057
Philips Electronics
5.75% 3/11/18	200,000	215,573
6.875% 3/11/38	50,000	58,662
		324,292
Energy Equipment & Services – 0.13%
Baker Hughes 6.50% 11/15/13	50,000	56,937
Diamond Offshore Drilling 5.875% 5/1/19	40,000	43,156
Halliburton
5.90% 9/15/18	50,000	54,971
7.45% 9/15/39	100,000	127,146
Rowan 7.875% 8/1/19	65,000	70,007
Transocean
6.00% 3/15/18	125,000	133,752
6.80% 3/15/38	50,000	57,431
Weatherford International
6.00% 3/15/18	50,000	51,891
7.00% 3/15/38	25,000	27,038
9.875% 3/1/39	50,000	67,220
		689,549
Food & Staples Retailing – 0.45%
Costco Wholesale
5.30% 3/15/12	25,000	27,152
5.50% 3/15/17	50,000	54,751
CVS Caremark
5.75% 6/1/17	150,000	160,825
6.25% 6/1/27	30,000	31,974
6.60% 3/15/19	100,000	112,929
Delhaize America 9.00% 4/15/31	125,000	164,923
Delhaize Group 5.875% 2/1/14	45,000	48,510
Kroger
3.90% 10/1/15	130,000	131,207
5.00% 4/15/13	100,000	105,573
6.80% 4/1/11	100,000	107,136
6.90% 4/15/38	100,000	119,464
Safeway
6.25% 3/15/14	100,000	110,581
6.35% 8/15/17	50,000	55,591
Sysco 6.625% 3/17/39	50,000	61,335
Walgreen
4.875% 8/1/13	100,000	107,888
5.25% 1/15/19	50,000	54,458
Wal-Mart Stores
3.20% 5/15/14	100,000	102,210
4.125% 2/15/11	200,000	208,476
4.125% 2/1/19	100,000	100,660
4.55% 5/1/13	100,000	108,021
6.20% 4/15/38	100,000	114,211
6.50% 8/15/37	125,000	146,396
7.55% 2/15/30	100,000	128,933
		2,363,204
Food Products – 0.37%
Archer-Daniels-Midland
7.00% 2/1/31	50,000	58,472
6.45% 1/15/38	100,000	115,526
Bunge Limited Finance 8.50% 6/15/19	135,000	155,896
Campbell Soup
3.375% 8/15/14	100,000	102,384
4.50% 2/15/19	35,000	35,982
ConAgra Foods 8.25% 9/15/30	100,000	126,272
General Mills
5.20% 3/17/15	100,000	108,245
5.65% 9/10/12	100,000	109,211
5.65% 2/15/19	100,000	108,502
Heinz (H.J.) 5.35% 7/15/13	100,000	107,472
Kellogg
4.25% 3/6/13	50,000	52,555
6.60% 4/1/11	100,000	107,212
Kraft Foods
6.125% 2/1/18	50,000	53,071
6.25% 6/1/12	275,000	299,229
6.50% 11/1/31	100,000	104,376
6.875% 2/1/38	50,000	55,224
#Ralcorp Holdings 144A 6.625% 8/15/39	50,000	52,834
Sara Lee 6.125% 11/1/32	25,000	25,528
Unilever Capital
4.80% 2/15/19	100,000	105,280
7.125% 11/1/10	50,000	53,394
		1,936,665
Gas Utilities – 0.03%
Atmos Energy 8.50% 3/15/19	100,000	123,667
CenterPoint Energy Resources 7.875% 4/1/13	50,000	56,346
		180,013
Health Care Equipment & Supplies – 0.13%
Baxter International
4.50% 8/15/19	100,000	102,764
4.625% 3/15/15	50,000	53,657
6.25% 12/1/37	50,000	58,331
Beckman Coulter 6.00% 6/1/15	50,000	54,612
Covidien International Finance
6.00% 10/15/17	25,000	27,780
6.55% 10/15/37	100,000	119,065
Hospira
6.05% 3/30/17	25,000	26,219
6.40% 5/15/15	15,000	16,698
Medtronic 5.60% 3/15/19	100,000	110,943
St Jude Medical 3.75% 7/15/14	100,000	101,861
		671,930
Health Care Providers & Services – 0.27%
Aetna
6.00% 6/15/16	50,000	52,809
6.75% 12/15/37	100,000	105,871
Cardinal Health 5.50% 6/15/13	50,000	52,470
CIGNA 7.875% 5/15/27	25,000	24,199
Express Scripts 5.25% 6/15/12	200,000	212,441
Humana 7.20% 6/15/18	100,000	101,369
Medco Health Solutions
7.125% 3/15/18	25,000	28,373
7.25% 8/15/13	50,000	55,997
UnitedHealth Group
5.25% 3/15/11	100,000	103,969
5.50% 11/15/12	100,000	107,160
6.50% 6/15/37	50,000	52,137
6.625% 11/15/37	100,000	107,220
WellPoint
5.25% 1/15/16	100,000	102,113
5.85% 1/15/36	25,000	25,081
5.875% 6/15/17	50,000	52,856
6.00% 2/15/14	100,000	107,739
7.00% 2/15/19	100,000	113,875
		1,405,679
Hotels, Restaurants & Leisure – 0.10%
Darden Restaurants 6.80% 10/15/37	84,000	89,666
Marriott International 5.625% 2/15/13	50,000	51,049
McDonald's
4.30% 3/1/13	50,000	53,138
5.80% 10/15/17	100,000	112,291
6.30% 3/1/38	50,000	58,737
Yum Brands
4.25% 9/15/15	50,000	51,176
5.30% 9/15/19	50,000	50,322
8.875% 4/15/11	50,000	54,738
		521,117
Household Durables – 0.13%
Black & Decker 8.95% 4/15/14	100,000	117,618
Fortune Brands
5.375% 1/15/16	50,000	50,024
6.375% 6/15/14	200,000	208,011
Snap-On 6.125% 9/1/21	50,000	53,125
Toll Brothers Finance
6.75% 11/1/19	50,000	49,937
8.91% 10/15/17	50,000	56,791
Whirlpool
5.50% 3/1/13	50,000	50,743
8.00% 5/1/12	75,000	81,002
		667,251
Household Products – 0.13%
Clorox 5.00% 3/1/13	100,000	106,159
Kimberly-Clark 6.125% 8/1/17	100,000	114,056
Procter & Gamble
4.60% 1/15/14	250,000	268,836
4.70% 2/15/19	100,000	104,710
4.85% 12/15/15	50,000	55,280
5.55% 3/5/37	50,000	54,038
		703,079
Independent Power Producers & Energy Traders – 0.02%
Constellation Energy Group
4.55% 6/15/15	25,000	24,392
7.00% 4/1/12	100,000	107,630
		132,022
Industrial Conglomerates – 0.12%
3M
4.375% 8/15/13	25,000	26,792
6.375% 2/15/28	25,000	28,684
General Electric
5.00% 2/1/13	50,000	52,785
5.25% 12/6/17	300,000	308,384
ITT 4.90% 5/1/14	45,000	46,972
Tyco International Finance
6.00% 11/15/13	50,000	53,666
8.50% 1/15/19	100,000	122,098
		639,381
Insurance – 0.83%
ACE INA Holdings
5.70% 2/15/17	50,000	54,014
5.90% 6/15/19	125,000	136,385
AFLAC 8.50% 5/15/19	100,000	119,411
Allstate
5.00% 8/15/14	75,000	79,142
7.45% 5/16/19	100,000	119,401
American Financial Group 9.875% 6/15/19	100,000	110,024
American International Group
4.25% 5/15/13	70,000	58,342
5.85% 1/16/18	200,000	145,020
8.25% 8/15/18	50,000	42,554
AXA 8.60% 12/15/30	100,000	104,237
Berkshire Hathaway Finance
4.00% 4/15/12	600,000	629,409
4.60% 5/15/13	100,000	106,029
5.40% 5/15/18	50,000	53,991
Chubb 5.75% 5/15/18	100,000	109,878
Genworth Financial 6.515% 5/22/18	50,000	42,889
Hartford Financial Services Group
4.625% 7/15/13	100,000	94,913
6.10% 10/1/41	50,000	41,422
6.30% 3/15/18	100,000	97,587
Loews 6.00% 2/1/35	100,000	95,308
Markel 7.125% 9/30/19	100,000	103,912
Marsh & McLennan 5.375% 7/15/14	100,000	104,175
MetLife
5.00% 6/15/15	100,000	104,559
5.70% 6/15/35	50,000	51,599
6.125% 12/1/11	100,000	107,530
6.50% 12/15/32	100,000	110,884
6.75% 6/1/16	200,000	223,504
10.75% 8/1/39	150,000	181,193
Principal Financial Group 8.875% 5/15/19	100,000	120,018
Principal Life Income Funding Trusts 5.30% 4/24/13	150,000	154,007
Prudential Financial
4.50% 7/15/13	100,000	100,791
5.10% 9/20/14	100,000	101,161
5.15% 1/15/13	100,000	103,027
5.70% 12/14/36	50,000	44,951
7.375% 6/15/19	175,000	195,646
St. Paul Traveler 6.75% 6/20/36	100,000	119,250
Travelers
5.90% 6/2/19	100,000	112,264
6.25% 6/15/37	100,000	113,186
		4,391,613
IT Services – 0.04%
Computer Sciences 6.50% 3/15/18	50,000	55,167
Electronic Data Systems 7.45% 10/15/29	25,000	31,783
Fiserv 6.125% 11/20/12	100,000	108,462
		195,412
Machinery – 0.15%
Caterpillar
6.05% 8/15/36	50,000	54,916
7.90% 12/15/18	100,000	123,531
8.25% 12/15/38	100,000	136,866
Danaher 5.625% 1/15/18	100,000	109,980
Dover 6.60% 3/15/38	25,000	30,488
Ingersoll-Rand Global Holding 9.50% 4/15/14	300,000	354,822
		810,603
Media – 0.88%
AOL Time Warner 7.625% 4/15/31	125,000	140,482
CBS
5.625% 8/15/12	50,000	51,892
6.625% 5/15/11	50,000	52,396
7.875% 7/30/30	100,000	95,565
Comcast
5.50% 3/15/11	50,000	52,600
5.70% 5/15/18	200,000	210,631
5.70% 7/1/19	200,000	211,717
5.90% 3/15/16	150,000	161,422
6.50% 1/15/17	100,000	109,917
6.50% 11/15/35	100,000	106,903
6.95% 8/15/37	250,000	279,951
COX Communications
6.75% 3/15/11	100,000	105,938
7.125% 10/1/12	100,000	111,628
DIRECTV Holdings 7.625% 5/15/16	107,000	115,025
Disney (Walt)
4.50% 12/15/13	100,000	106,823
6.00% 7/17/17	150,000	168,234
News America
5.30% 12/15/14	125,000	134,715
6.15% 3/1/37	30,000	29,449
6.40% 12/15/35	200,000	202,397
6.65% 11/15/37	50,000	52,254
#144A 5.65% 8/15/20	100,000	101,578
Omnicom Group 6.25% 7/15/19	100,000	108,075
Reed Elsevier Capital 8.625% 1/15/19	100,000	123,404
Thomson Reuters
4.70% 10/15/19	100,000	99,967
5.95% 7/15/13	100,000	109,875
6.50% 7/15/18	50,000	56,623
Time Warner
5.875% 11/15/16	150,000	159,294
6.50% 11/15/36	100,000	102,654
6.875% 5/1/12	100,000	110,147
7.70% 5/1/32	130,000	147,419
Time Warner Cable
5.85% 5/1/17	100,000	105,596
6.20% 7/1/13	50,000	54,516
6.55% 5/1/37	50,000	53,302
6.75% 6/15/39	100,000	108,505
7.30% 7/1/38	50,000	57,899
8.25% 2/14/14	100,000	116,640
Time Warner Entertainment 8.375% 3/15/23	250,000	300,525
Viacom
5.625% 9/15/19	100,000	101,833
6.25% 4/30/16	100,000	108,002
6.875% 4/30/36	50,000	52,985
		4,678,778
Metals & Mining – 0.46%
Alcan 6.125% 12/15/33	50,000	50,948
Alcoa 6.00% 7/15/13	300,000	313,422
Allegheny Technologies 9.375% 6/1/19	100,000	113,402
ArcelorMittal
5.375% 6/1/13	50,000	51,161
6.125% 6/1/18	50,000	49,339
9.00% 2/15/15	100,000	115,124
ArcelorMittal USA Partnership 9.75% 4/1/14	100,000	104,845
Barrick Gold 6.95% 4/1/19	100,000	117,283
Barrick North America Finance 7.50% 9/15/38	25,000	32,710
BHP Billiton Finance
4.80% 4/15/13	50,000	53,369
5.40% 3/29/17	100,000	108,226
6.50% 4/1/19	150,000	174,346
Freeport-McMoRan Copper & Gold 8.375% 4/1/17	75,000	79,892
Newmont Mining
5.125% 10/1/19	180,000	180,269
6.25% 10/1/39	100,000	99,656
Nucor
5.75% 12/1/17	50,000	54,634
5.85% 6/1/18	100,000	109,696
Rio Tinto Finance
5.875% 7/15/13	100,000	107,834
6.50% 7/15/18	50,000	53,858
7.125% 7/15/28	25,000	27,767
8.95% 5/1/14	190,000	224,450
Vale Overseas
6.25% 1/11/16	100,000	110,793
6.875% 11/21/36	100,000	103,703
		2,436,727
Multi-Utilities – 0.16%
Avista 5.125% 4/1/22	30,000	30,670
Dominion Resources
5.20% 8/15/19	80,000	83,226
5.95% 6/15/35	25,000	26,379
DTE Energy
6.35% 6/1/16	50,000	51,540
7.625% 5/15/14	100,000	110,489
KeySpan 8.00% 11/15/30	25,000	30,512
NiSource Finance
5.40% 7/15/14	150,000	152,592
5.45% 9/15/20	25,000	23,018
SCANA 6.25% 4/1/20	100,000	108,964
Sempra Energy
6.00% 2/1/13	50,000	53,007
6.15% 6/15/18	25,000	27,126
6.50% 6/1/16	130,000	143,904
		841,427
Multiline Retail – 0.11%
Kohl's 6.25% 12/15/17	50,000	54,736
Nordstrom 6.75% 6/1/14	60,000	65,886
Target
5.125% 1/15/13	100,000	107,788
6.00% 1/15/18	50,000	56,424
6.50% 10/15/37	100,000	112,267
7.00% 1/15/38	150,000	176,144
		573,245
Office Electronics – 0.05%
Xerox
5.50% 5/15/12	100,000	104,920
6.35% 5/15/18	150,000	156,199
8.25% 5/15/14	25,000	28,445
		289,564
Oil, Gas & Consumable Fuels – 1.60%
Amerada Hess
6.65% 8/15/11	50,000	53,679
7.125% 3/15/33	100,000	110,358
Anadarko Petroleum
5.95% 9/15/16	100,000	106,107
6.45% 9/15/36	50,000	51,792
7.625% 3/15/14	100,000	114,208
7.95% 6/15/39	100,000	121,633
8.70% 3/15/19	100,000	119,767
Apache
5.25% 4/15/13	25,000	26,841
6.00% 1/15/37	50,000	55,831
Boardwalk Pipelines 5.75% 9/15/19	100,000	100,024
Buckeye Partners 5.50% 8/15/19	50,000	51,201
Burlington Resources Finance 7.20% 8/15/31	100,000	119,663
Canadian Natural Resources
5.45% 10/1/12	50,000	53,610
5.90% 2/1/18	100,000	106,802
6.25% 3/15/38	150,000	160,348
Chevron
3.45% 3/3/12	150,000	156,251
3.95% 3/3/14	100,000	105,398
Conoco Funding 6.35% 10/15/11	50,000	54,816
ConocoPhillips
4.75% 2/1/14	100,000	107,693
5.75% 2/1/19	100,000	109,146
5.90% 5/15/38	50,000	53,656
6.00% 1/15/20	100,000	111,041
6.50% 2/1/39	180,000	208,225
Consolidated Natural Gas 5.00% 12/1/14	50,000	53,035
Devon Energy 5.625% 1/15/14	100,000	107,607
Devon Financing 7.875% 9/30/31	25,000	31,056
Enbridge Energy Partners 9.875% 3/1/19	50,000	62,196
EnCana
5.90% 12/1/17	50,000	53,484
6.625% 8/15/37	50,000	55,483
7.20% 11/1/31	50,000	57,934
Energy Transfer Partners
6.70% 7/1/18	100,000	107,188
7.50% 7/1/38	200,000	231,510
Enterprise Products Operating
4.60% 8/1/12	100,000	103,684
5.25% 1/31/20	100,000	100,126
6.125% 10/15/39	50,000	50,691
6.375% 2/1/13	50,000	54,227
6.50% 1/31/19	100,000	109,380
7.50% 2/1/11	50,000	53,393
EOG Resources
5.625% 6/1/19	100,000	109,678
6.875% 10/1/18	25,000	29,484
EQT 8.125% 6/1/19	25,000	28,583
Hess 7.00% 2/15/14	100,000	111,700
Husky Energy 7.25% 12/15/19	125,000	143,633
Kinder Morgan Energy Partners
5.00% 12/15/13	150,000	156,940
5.625% 2/15/15	165,000	177,315
5.80% 3/15/35	50,000	47,302
5.95% 2/15/18	50,000	52,392
6.75% 3/15/11	50,000	53,042
Magellan Midstream Partners 6.55% 7/15/19	50,000	55,663
Marathon Oil
6.60% 10/1/37	100,000	106,321
7.50% 2/15/19	300,000	346,625
Nabors Industries 9.25% 1/15/19	50,000	59,517
Nexen
6.20% 7/30/19	30,000	31,173
6.40% 5/15/37	50,000	48,832
7.50% 7/30/39	100,000	109,233
Nobel Holding International 7.375% 3/15/14	50,000	53,864
Noble Energy 8.25% 3/1/19	100,000	120,919
Norsk Hydro 7.15% 1/15/29	25,000	30,804
Occidental Petroleum
4.125% 6/1/16	150,000	154,503
7.00% 11/1/13	50,000	57,816
Ocean Energy 7.25% 10/1/11	50,000	54,534
ONEOK 6.00% 6/15/35	25,000	24,758
ONEOK Partners
6.15% 10/1/16	50,000	52,206
8.625% 3/1/19	100,000	119,575
Panhandle Eastern Pipeline 6.20% 11/1/17	50,000	52,808
Pemex Project Funding Master Trust 6.625% 6/15/35	50,000	48,359
Petro-Canada 9.25% 10/15/21	50,000	62,872
#Petroleos Mexicanos 144A 8.00% 5/3/19	100,000	114,700
Plains All American Pipeline
6.65% 1/15/37	25,000	26,417
8.75% 5/1/19	50,000	60,122
Shell International Finance
1.30% 9/22/11	100,000	100,319
4.00% 3/21/14	100,000	105,149
4.95% 3/22/12	25,000	26,965
6.375% 12/15/38	100,000	119,175
#Southern Natural Gas 144A 5.90% 4/1/17	25,000	25,872
Spectra Energy Capital 7.50% 9/15/38	50,000	58,504
StatoilHydro 5.25% 4/15/19	150,000	162,457
Suncor Energy
6.10% 6/1/18	50,000	52,341
6.85% 6/1/39	100,000	109,134
7.15% 2/1/32	25,000	27,449
Sunoco 9.625% 4/15/15	100,000	118,928
Talisman Energy 7.75% 6/1/19	25,000	29,447
Tennessee Gas Pipeline 8.00% 2/1/16	100,000	114,000
Teppco Partners
5.90% 4/15/13	50,000	52,305
7.55% 4/15/38	100,000	118,336
TransCanada Pipelines
4.875% 1/15/15	50,000	52,193
6.50% 8/15/18	100,000	112,962
7.25% 8/15/38	100,000	124,413
Valero Energy
4.75% 6/15/13	25,000	25,050
6.625% 6/15/37	150,000	134,357
9.375% 3/15/19	100,000	116,717
Williams 8.75% 3/15/32	100,000	114,979
XTO Energy
6.50% 12/15/18	250,000	276,474
6.75% 8/1/37	50,000	55,806
7.50% 4/15/12	50,000	55,468
		8,479,574
Paper & Forest Products – 0.04%
International Paper
7.50% 8/15/21	80,000	84,933
9.375% 5/15/19	100,000	117,282
		202,215
Personal Products – 0.02%
Avon Products 6.50% 3/1/19	100,000	114,082
		114,082
Pharmaceuticals – 0.73%
Abbott Laboratories
5.125% 4/1/19	100,000	106,172
5.60% 5/15/11	50,000	53,523
5.875% 5/15/16	100,000	111,612
6.00% 4/1/39	100,000	114,068
AstraZeneca
5.40% 9/15/12	50,000	54,837
5.90% 9/15/17	100,000	112,068
6.45% 9/15/37	150,000	177,113
Bristol-Myers Squibb
5.45% 5/1/18	50,000	54,703
6.125% 5/1/38	50,000	57,539
GlaxoSmithKline Capital
4.85% 5/15/13	200,000	215,044
5.65% 5/15/18	100,000	109,738
6.375% 5/15/38	150,000	177,467
Johnson & Johnson
5.15% 7/15/18	150,000	163,990
5.85% 7/15/38	100,000	112,970
Lilly (Eli)
3.55% 3/6/12	100,000	104,782
5.20% 3/15/17	40,000	43,251
5.50% 3/15/27	100,000	107,941
McKesson 6.50% 2/15/14	100,000	109,719
Merck
1.875% 6/30/11	100,000	101,151
4.75% 3/1/15	150,000	163,334
6.40% 3/1/28	50,000	58,666
Novartis Capital 4.125% 2/10/14	100,000	105,700
Novartis Securities Investment 5.125% 2/10/19	100,000	106,654
Pfizer
4.45% 3/15/12	200,000	212,567
4.50% 2/15/14	50,000	53,689
5.35% 3/15/15	100,000	110,863
6.20% 3/15/19	100,000	112,919
7.20% 3/15/39	100,000	126,299
Schering-Plough
6.00% 9/15/17	50,000	55,867
6.55% 9/15/37	100,000	121,742
Watson Pharmaceuticals
5.00% 8/15/14	40,000	41,048
6.125% 8/15/19	45,000	47,414
Wyeth
5.50% 3/15/13	50,000	54,170
5.50% 2/15/16	150,000	163,901
5.95% 4/1/37	100,000	110,514
6.00% 2/15/36	100,000	111,324
		3,844,359
Real Estate Investment Trusts – 0.27%
Duke Reality 5.625% 8/15/11	50,000	50,604
ERP Operating 5.125% 3/15/16	100,000	97,709
HCP 5.65% 12/15/13	250,000	247,561
Health Care REIT 6.20% 6/1/16	50,000	46,778
Hospitality Properties Trust 7.875% 8/15/14	100,000	100,292
Kimco Realty 6.875% 10/1/19	150,000	153,690
Liberty Property 6.625% 10/1/17	50,000	46,484
Mack-Cali Realty 7.75% 8/15/19	100,000	103,217
Nationwide Health Properties 6.50% 7/15/11	50,000	51,559
ProLogis
5.625% 11/15/15	25,000	22,746
6.625% 5/15/18	100,000	92,486
7.625% 8/15/14	50,000	51,150
Simon Property Group
5.25% 12/1/16	50,000	49,358
5.30% 5/30/13	50,000	51,161
5.625% 8/15/14	50,000	51,646
6.75% 5/15/14	65,000	69,780
10.35% 4/1/19	100,000	124,645
		1,410,866
Road & Rail – 0.26%
Burlington Northern Santa Fe
5.65% 5/1/17	50,000	53,880
5.75% 3/15/18	200,000	217,616
6.15% 5/1/37	25,000	27,846
Canadian National Railway
5.85% 11/15/17	50,000	55,677
6.25% 8/1/34	100,000	115,552
Canadian Pacific Railway 7.25% 5/15/19	65,000	75,541
CSX
6.15% 5/1/37	20,000	21,257
6.25% 4/1/15	75,000	83,028
7.375% 2/1/19	100,000	117,883
Norfolk Southern
5.90% 6/15/19	100,000	111,384
7.70% 5/15/17	40,000	47,345
7.80% 5/15/27	100,000	125,398
Union Pacific
6.125% 2/15/20	200,000	224,041
6.15% 5/1/37	25,000	28,357
6.50% 4/15/12	50,000	55,210
		1,360,015
Semiconductors & Semiconductor Equipment – 0.01%
Analog Devices 5.00% 7/1/14	50,000	52,588
		52,588
Software – 0.17%
Microsoft
2.95% 6/1/14	115,000	116,675
4.20% 6/1/19	100,000	103,162
Oracle
3.75% 7/8/14	100,000	103,998
5.00% 1/15/11	100,000	104,621
5.00% 7/8/19	100,000	105,402
5.75% 4/15/18	225,000	248,335
6.50% 4/15/38	100,000	116,319
		898,512
Specialty Retail – 0.13%
Home Depot
5.25% 12/16/13	100,000	106,670
5.40% 3/1/16	150,000	157,036
5.875% 12/16/36	50,000	48,672
Lowe’s
5.60% 9/15/12	50,000	55,365
5.80% 10/15/36	100,000	104,555
Staples 9.75% 1/15/14	100,000	120,232
TJX
4.20% 8/15/15	50,000	51,724
6.95% 4/15/19	55,000	64,691
		708,945
Tobacco – 0.22%
Altria Group
8.50% 11/10/13	100,000	116,086
9.25% 8/6/19	100,000	122,403
9.70% 11/10/18	150,000	186,606
10.20% 2/6/39	100,000	139,214
Lorillard Tobacco 8.125% 6/23/19	100,000	113,683
Philip Morris International
4.875% 5/16/13	200,000	212,641
5.65% 5/16/18	150,000	159,936
6.375% 5/16/38	50,000	57,745
Reynolds American 7.25% 6/1/13	50,000	54,446
		1,162,760
Wireless Telecommunication Services – 0.35%
America Movil
6.125% 11/15/37	150,000	152,310
6.375% 3/1/35	25,000	26,174
AT&T Wireless
7.875% 3/1/11	150,000	162,840
8.125% 5/1/12	50,000	57,084
8.75% 3/1/31	275,000	365,294
#Cellco Partnership/Verizon Wireless Capital 144A
3.75% 5/20/11	500,000	516,067
5.25% 2/1/12	100,000	106,841
8.50% 11/15/18	100,000	125,071
Vodafone Group
4.15% 6/10/14	100,000	102,802
5.00% 12/16/13	150,000	160,124
5.625% 2/27/17	100,000	106,174
		1,880,781
Total Corporate Bonds (Cost $97,680,984)		105,255,532

Foreign Agencies – 0.93%∆
Austria – 0.10%
Oesterreichische Kontrolbank
2.875% 3/15/11	250,000	256,869
4.75% 10/16/12	50,000	53,993
4.875% 2/16/16	200,000	214,827
		525,689
Canada – 0.09%
Hydro Quebec
6.30% 5/11/11	100,000	107,915
8.05% 7/7/24	50,000	64,103
8.50% 12/1/29	115,000	158,909
Ontario Electricity Financial 7.45% 3/31/13	100,000	114,109
		445,036
Cayman Islands – 0.06%
Petrobras International Finance
5.875% 3/1/18	100,000	104,223
7.875% 3/15/19	200,000	231,749
		335,972
Germany – 0.56%
KFW
2.00% 1/17/12	200,000	202,844
3.25% 2/15/11	400,000	413,154
3.25% 10/14/11	100,000	103,866
3.25% 3/15/13	100,000	103,869
3.50% 3/10/14	300,000	312,440
3.75% 6/27/11	300,000	314,331
4.00% 10/15/13	100,000	106,186
4.125% 10/15/14	100,000	102,602
^4.349% 6/29/37	100,000	27,986
4.375% 3/15/18	200,000	210,541
4.50% 7/16/18	300,000	318,208
4.75% 5/15/12	200,000	216,072
4.875% 1/17/17	100,000	108,875
Rentenbank
3.25% 3/15/13	200,000	207,062
4.125% 7/15/13	200,000	210,937
		2,958,973
Republic of Korea – 0.12%
Export-Import Bank of Korea
5.50% 10/17/12	100,000	105,560
5.875% 1/14/15	200,000	211,328
Korea Development Bank
5.30% 1/17/13	100,000	104,050
8.00% 1/23/14	200,000	228,792
		649,730
Total Foreign Agencies (Cost $4,782,776)		4,915,400

Municipal Bonds – 0.23%
California State (Taxable) 5.95% 4/1/16	35,000	37,559
California State Build America Bonds (Taxable Various Purpose) 7.50% 4/1/34	325,000	363,707
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax
Revenue Build America Bonds 5.491% 11/1/39	50,000	52,355
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue Series A 6.899% 12/1/40	100,000	112,260
Clark County, Nevada Airport Revenue Build America Bonds Series B 6.881% 7/1/42	50,000	51,390
Illinois State Taxable Pension
4.95% 6/1/23	100,000	99,307
5.10% 6/1/33	50,000	47,096
New Jersey State Turnpike Authority Revenue Build America Bonds (Taxable)	90,000	111,803
Series F 7.414% 1/1/40
New York, New York Build America Bonds 5.206% 10/1/31	40,000	40,365
Pennsylvania State Turnpike Commission Revenue Build America Bonds 6.105% 12/1/39	100,000	112,948
San Antonio, Texas Electric & Gas Build America Bonds 5.985% 2/1/39	50,000	56,328
University of Virginia Revenue Build America Bonds (Taxable) 6.20% 9/1/39	50,000	59,084
Utah State Build America Bonds Series D 4.554% 7/1/24	60,000	62,254
Total Municipal Bonds (Cost $1,078,396)		1,206,456
Non-Agency Asset-Backed Securities – 0.45%
Capital Auto Receivable Asset Trust Series 2008-2 A3A 4.68% 10/15/12	25,000	25,998
Capital One Multi-Asset Execution Trust Series 2009-A2 A2 3.20% 4/15/14	400,000	411,766
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13	150,000	156,631
Series 2005-A10 A10 4.65% 12/17/12	250,000	259,867
Series 2007-A17 A 5.12% 10/15/14	100,000	108,292
Series 2009-A3 A3 2.40% 6/17/13	250,000	254,104
Citibank Credit Card Issuance Trust
Series 2004-A8 A8 4.90% 12/12/16	25,000	26,853
Series 2005-A2 A2 4.85% 3/10/17	50,000	53,446
Series 2005-A7 A7 4.75% 10/22/12	100,000	103,884
Series 2006-A3 A3 5.30% 3/15/18	250,000	271,565
Series 2008-A1 A1 5.35% 2/7/20	150,000	162,358
Series 2009-A4 A4 4.90% 6/23/16	200,000	214,814
Ford Credit Auto Owner Trust Series 2008-B A4A 4.95% 3/15/13	50,000	52,603
USAA Auto Owner Trust
Series 2008-1 A4 4.50% 10/15/13	150,000	157,202
Series 2008-2 A4 5.16% 11/15/13	100,000	106,314
Total Non-Agency Asset-Backed Securities (Cost $2,268,878)		2,365,697
Regional Authorities – 0.36%∆
Canada – 0.36%
British Columbia Province
6.50% 1/15/26	100,000	118,117
7.25% 9/1/36	100,000	129,966
Manitoba Province 5.00% 2/15/12	100,000	104,058
Nova Scotia Province 5.125% 1/26/17	50,000	53,257
Ontario Province
2.75% 2/22/11	150,000	153,537
4.00% 10/7/19	100,000	100,131
4.10% 6/16/14	500,000	529,199
4.95% 6/1/12	75,000	81,118
4.95% 11/28/16	100,000	109,015
Quebec Province
4.625% 5/14/18	100,000	104,406
4.875% 5/5/14	100,000	108,977
5.00% 3/1/16	200,000	217,171
7.50% 9/15/29	75,000	99,708
Total Regional Authorities (Cost $1,866,018)		1,908,660
Sovereign Agencies – 0.18%∆
Canada – 0.09%
Export Development Canada
2.625% 11/15/11	150,000	154,357
3.50% 5/16/13	100,000	104,562
4.50% 10/25/12	200,000	216,044
		474,963
Japan – 0.09%
Japan Bank for International Cooperation 4.25% 6/18/13	200,000	212,590
Japan Finance 2.00% 6/24/11	250,000	253,303
		465,893
Total Sovereign Agencies (Cost $926,790)		940,856
Sovereign Debt – 1.17%∆
Brazil – 0.27%
Republic of Brazil
5.875% 1/15/19	300,000	323,999
8.25% 1/20/34	150,000	198,525
8.875% 10/14/19	200,000	260,500
8.875% 4/15/24	100,000	133,000
10.125% 5/15/27	125,000	185,625
10.25% 6/17/13	150,000	185,925
10.50% 7/14/14	100,000	128,850
		1,416,424
Chile – 0.02%
Chile Government 5.50% 1/15/13	100,000	112,110
		112,110
Israel – 0.04%
Israel Government
5.125% 3/1/14	100,000	107,998
5.125% 3/26/19	75,000	77,217
		185,215
Italy – 0.18%
Republic of Italy
3.50% 7/15/11	100,000	103,593
4.375% 6/15/13	200,000	212,458
5.25% 9/20/16	200,000	214,900
5.375% 6/15/33	100,000	105,969
5.625% 6/15/12	200,000	219,362
6.875% 9/27/23	100,000	120,450
		976,732
Republic of Korea – 0.05%
Republic of Korea
4.875% 9/22/14	50,000	52,249
5.75% 4/16/14	200,000	216,089
		268,338
Mexico – 0.21%
Mexican Government
5.625% 1/15/17	250,000	260,750
6.375% 1/16/13	200,000	220,300
8.30% 8/15/31	50,000	64,250
United Mexican States
5.875% 2/17/14	100,000	107,000
5.95% 3/19/19	250,000	263,750
6.05% 1/11/40	175,000	175,438
		1,091,488
Norway – 0.09%
Eksportfinans
5.00% 2/14/12	200,000	214,708
5.50% 5/25/16	250,000	270,421
		485,129
Peru – 0.11%
Republic of Peru
6.55% 3/14/37	50,000	54,500
7.125% 3/30/19	125,000	144,813
8.375% 5/3/16	100,000	122,250
8.75% 11/21/33	200,000	268,000
		589,563
Poland – 0.07%
Republic of Poland
6.25% 7/3/12	50,000	54,861
6.375% 7/15/19	280,000	314,558
		369,419
South Africa – 0.08%
South Africa Government
5.875% 5/30/22	100,000	103,500
6.875% 5/27/19	300,000	336,000
		439,500
Sweden – 0.05%
Swedish Export Credit
4.875% 9/29/11	200,000	212,918
5.125% 3/1/17	50,000	53,699
		266,617
Total Sovereign Debt (Cost $5,828,540)		6,200,535
Supranational Banks – 1.05%
African Development Bank 1.875% 1/23/12	100,000	101,086
Andina de Fomento 8.125% 6/4/19	140,000	163,139
Asian Development Bank
2.75% 5/21/14	250,000	252,875
3.00% 2/15/11	200,000	205,890
4.25% 10/20/14	100,000	105,591
European Bank for Reconstruction & Development 3.625% 6/17/13	100,000	105,827
European Investment Bank
2.00% 2/10/12	400,000	405,340
2.625% 5/16/11	250,000	257,075
2.625% 11/15/11	200,000	206,055
3.00% 4/8/14	200,000	204,883
3.125% 7/15/11	500,000	518,985
3.125% 6/4/14	500,000	512,224
4.25% 7/15/13	250,000	269,369
4.875% 1/17/17	400,000	436,091
Inter-American Development Bank
3.00% 4/22/14	200,000	204,555
4.25% 9/14/15	75,000	79,576
4.375% 9/20/12	100,000	106,949
5.125% 9/13/16	100,000	110,929
International Bank for Reconstruction & Development
2.00% 4/2/12	300,000	304,123
3.50% 10/8/13	100,000	104,802
4.75% 2/15/35	50,000	51,028
5.00% 4/1/16	100,000	110,298
7.625% 1/19/23	100,000	133,703
International Finance
3.00% 4/22/14	105,000	106,787
3.50% 5/15/13	100,000	105,066
Nordic Investment Bank
2.625% 10/6/14	100,000	99,654
3.125% 2/15/11	200,000	205,744
3.625% 6/17/13	100,000	103,788
Total Supranational Banks (Cost $5,445,770)		5,571,432
U.S. Treasury Obligations – 25.29%
U.S. Treasury Bonds
4.25% 5/15/39	1,850,000	1,914,461
4.375% 2/15/38	1,500,000	1,580,627
4.50% 2/15/36	550,000	590,907
4.50% 5/15/38	150,000	161,461
4.50% 8/15/39	1,200,000	1,294,126
4.75% 2/15/37	300,000	334,828
5.00% 5/15/37	250,000	289,805
5.25% 2/15/29	1,300,000	1,509,422
5.375% 2/15/31	1,250,000	1,485,548
6.125% 11/15/27	400,000	508,125
6.125% 8/15/29	1,300,000	1,670,297
6.25% 8/15/23	600,000	752,251
6.25% 5/15/30	1,200,000	1,570,876
6.375% 8/15/27	750,000	975,000
6.625% 2/15/27	750,000	994,688
6.75% 8/15/26	500,000	668,750
7.125% 2/15/23	500,000	670,625
7.25% 8/15/22	500,000	674,610
7.875% 2/15/21	750,000	1,045,781
8.00% 11/15/21	1,000,000	1,415,782
8.125% 5/15/21	500,000	710,079
8.125% 8/15/21	200,000	284,875
8.50% 2/15/20	150,000	215,391
8.75% 8/15/20	500,000	733,047
U.S. Treasury Notes
0.875% 12/31/10	1,000,000	1,004,610
0.875% 1/31/11	3,250,000	3,264,601
0.875% 2/28/11	3,500,000	3,514,493
0.875% 3/31/11	500,000	501,836
0.875% 4/30/11	3,500,000	3,510,664
0.875% 5/31/11	1,000,000	1,002,696
1.125% 6/30/11	2,300,000	2,314,015
1.125% 1/15/12	1,500,000	1,500,470
1.25% 11/30/10	1,500,000	1,513,712
1.375% 5/15/12	1,000,000	1,003,672
1.50% 10/31/10	2,500,000	2,528,712
1.50% 7/15/12	2,500,000	2,513,282
1.75% 11/15/11	1,000,000	1,015,391
1.75% 1/31/14	1,000,000	987,813
1.75% 3/31/14	2,000,000	1,968,594
1.875% 6/15/12	4,000,000	4,063,751
1.875% 2/28/14	1,500,000	1,487,462
1.875% 4/30/14	5,800,000	5,732,939
2.00% 11/30/13	1,600,000	1,602,750
2.375% 8/31/14	1,000,000	1,004,063
2.375% 9/30/14	1,000,000	1,002,893
2.375% 3/31/16	1,000,000	973,672
2.625% 6/30/14	2,000,000	2,036,252
2.625% 7/31/14	1,400,000	1,423,845
2.625% 2/29/16	500,000	494,844
2.625% 4/30/16	1,000,000	987,344
2.75% 2/28/13	1,000,000	1,038,516
2.75% 10/31/13	250,000	258,086
2.75% 2/15/19	2,000,000	1,909,220
3.00% 8/31/16	1,000,000	1,006,251
3.00% 9/30/16	1,000,000	1,004,297
3.125% 4/30/13	2,000,000	2,100,470
3.125% 9/30/13	1,500,000	1,572,306
3.125% 5/15/19	3,500,000	3,445,039
3.25% 5/31/16	700,000	717,336
3.25% 6/30/16	1,500,000	1,536,915
3.25% 7/31/16	1,000,000	1,023,751
3.375% 7/31/13	2,000,000	2,119,064
3.50% 5/31/13	950,000	1,010,044
3.50% 2/15/18	1,000,000	1,021,641
3.625% 5/15/13	1,250,000	1,333,888
3.75% 11/15/18	2,630,000	2,722,257
3.875% 2/15/13	800,000	859,938
3.875% 5/15/18	750,000	786,270
4.00% 11/15/12	500,000	539,258
4.00% 2/15/14	750,000	811,466
4.00% 2/15/15	1,000,000	1,077,813
4.00% 8/15/18	2,550,000	2,692,840
4.125% 5/15/15	1,250,000	1,353,908
4.25% 9/30/12	500,000	541,915
4.25% 11/15/13	1,000,000	1,092,422
4.25% 8/15/14	1,200,000	1,312,126
4.25% 11/15/14	1,200,000	1,311,001
4.25% 8/15/15	1,000,000	1,089,376
4.25% 11/15/17	500,000	538,907
4.50% 2/28/11	1,000,000	1,055,001
4.50% 9/30/11	1,500,000	1,605,704
4.50% 11/30/11	250,000	268,516
4.50% 3/31/12	500,000	540,782
4.50% 4/30/12	1,000,000	1,083,751
4.50% 5/15/17	350,000	384,262
4.625% 8/31/11	3,500,000	3,748,419
4.625% 12/31/11	1,000,000	1,078,516
4.625% 7/31/12	1,900,000	2,075,157
4.625% 11/15/16	500,000	554,376
4.625% 2/15/17	500,000	553,711
4.75% 5/15/14	1,000,000	1,115,001
4.75% 8/15/17	500,000	557,305
4.875% 4/30/11	2,000,000	2,131,641
4.875% 2/15/12	500,000	544,024
4.875% 6/30/12	500,000	548,555
4.875% 8/15/16	1,000,000	1,125,469
5.00% 8/15/11	500,000	538,848
5.125% 6/30/11	1,200,000	1,290,516
5.125% 5/15/16	500,000	570,469
7.25% 5/15/16	500,000	633,008
7.50% 11/15/16	300,000	386,836
8.125% 8/15/19	500,000	696,875
8.75% 5/15/17	300,000	415,711
8.875% 8/15/17	250,000	350,235
8.875% 2/15/19	250,000	361,563
9.125% 5/15/18	250,000	361,778
9.25% 2/15/16	200,000	275,609
11.25% 2/15/15	250,000	360,137
Total U.S. Treasury Obligations (Cost $132,687,256)		134,043,834

	Number of
	Shares
Preferred Stock – 0.02%
Royal Bank Scotland 5.00%	100,000	90,541
Total Preferred Stock (Cost $87,056)		90,541

Short-Term Investment – 7.15%
Money Market Mutual Fund – 7.15%
Dreyfus Treasury & Agency Cash Management Fund	37,886,769	37,886,769
Total Short-Term Investment (Cost $37,886,769)		37,886,769
Total Value of Securities – 106.17%
(Cost $546,808,189)		562,632,346
Liabilities Net of Receivables and Other Assets (See Notes) – (6.17%)		(32,712,562)
Net Assets Applicable to 49,444,743 Shares Outstanding – 100.00%		$529,919,784

◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of September 30, 2009.
^Zero coupon security.  The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $1,435,441, which represented 0.27% of the Fund's net assets. See Note 3 in "Notes."
∆Securities have been classified by country of origin.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To Be Announced
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Bond Index Fund (Fund).

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2007 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates

Other— Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series.  Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$546,979,657
Aggregate unrealized appreciation	16,379,253
Aggregate unrealized depreciation	(726,564)
Net unrealized appreciation	$ 15,652,689

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$264,612,331	$264,612,331
Corporate Debt	-	105,346,073	105,346,073
Foreign Debt	-	19,536,883	19,536,883

Municipal Bonds	-	1,206,456	1,206,456
Short-Term	37,886,769	-	37,886,769
U.S.Treasury Obligations	-	134,043,834	134,043,834
Total	37,886,769	$524,745,577	$562,632,346

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed &
	Mortgage-
	Backed	Foreign
	Securities	Debt	Total
Balance as of 12/31/08	$	$ 105,222	$ 105,222
Net change in unrealized
appreciation/depreciation	-	(3,222)	(3,222)
Net purchases, sales, and settlements	849,637	406,186	1,255,823
Net transfers in and/or out of Level 3	(849,637)	(508,186)	(1,357,823)
Balance as of 9/30/09	$ -	$ -	$ -

3. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of September 30, 2009, there were no Section 4(2) securities and no securities have been determined be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

4. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP SSgA Large Cap 100 Fund

September 30, 2009
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.34%
Aerospace & Defense – 1.03%
General Dynamics	19,800	$1,279,080
		1,279,080
Automobiles – 1.14%
Harley-Davidson	61,107	1,405,461
		1,405,461
Beverage – 1.13%
†Dr Pepper Snapple Group	48,500	1,394,375
		1,394,375
Capital Markets – 1.09%
Invesco	59,000	1,342,840
		1,342,840
Chemicals – 4.06%
Dow Chemical	97,272	2,535,882
duPont (E.I.) deNemours	36,866	1,184,873
PPG Industries	22,273	1,296,511
		5,017,266
Commercial Banks – 5.33%
BB&T	48,702	1,326,642
M&T Bank	18,100	1,127,992
PNC Financial Services Group	28,000	1,360,521
Regions Financial	192,644	1,196,319
SunTrust Banks	70,057	1,579,786
		6,591,260
Communications Equipment – 1.63%
Corning	61,900	947,689
Harris	28,409	1,068,178
		2,015,867
Computers & Peripherals – 2.22%
Hewlett-Packard	25,538	1,205,649
†Western Digital	42,300	1,545,219
		2,750,868
Consumer Finance – 5.29%
American Express	60,200	2,040,780
Capital One Financial	67,016	2,394,482
Discover Financial Services	129,900	2,108,277
		6,543,539
Distributors – 0.85%
Genuine Parts	27,500	1,046,650
		1,046,650
Diversified Telecommunications Services – 2.34%
AT&T	32,768	885,064
CenturyTel	29,100	977,760
Windstream	101,900	1,032,247
		2,895,071
Electric Utilities – 2.38%
American Electric Power	32,400	1,004,076
Edison International	28,400	953,672
Pepco Holdings	66,000	982,080
		2,939,828
Electrical Equipment – 2.26%
Cooper Industries Class A	31,775	1,193,787
Rockwell Automation	37,661	1,604,358
		2,798,145
Electronic Equipment, Instruments & Components – 1.34%
Tyco Electronics	74,564	1,661,286
		1,661,286
Energy Equipment & Services – 3.26%
BJ Services	82,687	1,606,608
ENSCO International	31,100	1,322,994
Smith International	38,400	1,102,080
		4,031,682
Food & Staples Retailing – 0.65%
Safeway	40,900	806,548
		806,548
Food Products – 3.23%
Archer-Daniels-Midland	29,700	867,834
Bunge	14,400	901,584
ConAgra Foods	48,446	1,050,309
Smucker (J.M.)	22,100	1,171,521
		3,991,248
Health Care Equipment & Supplies – 2.57%
Covidien	24,600	1,064,196
Medtronic	27,700	1,019,360
Stryker	24,100	1,094,863
		3,178,419
Health Care Providers & Services – 4.77%
Aetna	33,790	940,376
AmerisourceBergen	50,258	1,124,774
Cardinal Health	26,021	697,363
McKesson	23,514	1,400,258
Omnicare	33,400	752,168
UnitedHealth Group	39,103	979,139
		5,894,078
Household Durables – 2.34%
Fortune Brands	33,491	1,439,443
Garmin	38,600	1,456,764
		2,896,207
Household Products – 1.66%
Kimberly-Clark	17,700	1,043,946
Procter & Gamble	17,400	1,007,808
		2,051,754
Industrial Conglomerates – 1.07%
General Electric	80,895	1,328,296
		1,328,296
Insurance – 5.67%
Assurant	37,600	1,205,456
AXIS Capital Holdings	36,400	1,098,552
Cincinnati Financial	36,076	937,615
MetLife	35,900	1,366,713
Travelers	20,211	994,988
Unum Group	65,900	1,412,897
		7,016,221
IT Services – 1.88%
†Computer Sciences	22,352	1,178,174
Fidelity National Information Services	44,937	1,146,343
		2,324,517
Leisure Equipment & Products – 1.07%
Mattel	71,443	1,318,838
		1,318,838
Machinery – 6.88%
Caterpillar	29,300	1,503,969
Cummins	32,300	1,447,363
Dover	31,136	1,206,831
Eaton	22,351	1,264,843
Ingersoll-Rand Class A	59,664	1,829,896
Parker Hannifin	24,200	1,254,528
		8,507,430
Media – 2.05%
Disney (Walt)	45,200	1,241,192
Omnicom Group	35,000	1,292,900
		2,534,092
Metals & Mining – 2.21%
Nucor	21,400	1,006,014
United States Steel	38,800	1,721,556
		2,727,570
Multiline Retail – 3.69%
Macy's	92,459	1,691,075
Nordstrom	49,100	1,499,514
Penney (J.C.)	40,767	1,375,886
		4,566,475
Multi-Utilities – 3.30%
Ameren	35,600	899,968
CenterPoint Energy	78,800	979,484
DTE Energy	29,667	1,042,498
NiSource	83,800	1,163,982
		4,085,932
Office Electronics – 1.13%
Xerox	179,733	1,391,133
		1,391,133
Oil, Gas & Consumable Fuels – 4.11%
Chevron	12,188	858,401
Marathon Oil	31,062	990,878
Murphy Oil	18,400	1,059,288
Sunoco	31,128	885,592
Williams Companies	71,900	1,284,852
		5,079,011
Pharmaceuticals – 2.37%
Johnson & Johnson	15,700	955,973
Merck	30,700	971,041
Pfizer	60,299	997,948
		2,924,962
Road & Rail – 1.93%
CSX	31,900	1,335,334
Norfolk Southern	24,287	1,047,013
		2,382,347
Semiconductors & Semiconductor Equipment – 4.41%
Analog Devices	42,750	1,179,045
Intel	54,559	1,067,720
Microchip Technology	38,800	1,028,200
Texas Instruments	49,470	1,171,944
Xilinx	42,915	1,005,069
		5,451,978
Software – 1.76%
CA	46,600	1,024,734
Microsoft	44,700	1,157,283
		2,182,017
Specialty Retail – 3.58%
Gap	63,200	1,352,480
Limited Brands	94,583	1,606,965
Tiffany	38,200	1,471,846
		4,431,291
Textiles, Apparel & Luxury Goods – 0.84%
VF	14,298	1,035,604
		1,035,604
Tobacco – 0.82%
Reynolds American	22,848	1,017,193
		1,017,193
Total Common Stock (Cost $94,461,443)		122,836,379

	Principal
	Amount
		(U.S. $)
∞^U.S. Treasury Obligation – 0.07%
U.S. Treasury Bill 0.125% 12/10/09	$90,000	89,990

Total U.S. Treasury Obligation (Cost $89,978)		89,990
	Number of
	Shares
Short-Term Investment – 0.78%
Money Market Mutual Fund – 0.78%
Dreyfus Treasury & Agency Cash Management Fund	968,721	968,721

Total Short-Term Investment (Cost $968,721)		968,721

Total Value of Securities – 100.19%
(Cost $95,520,142)		123,895,090
Liabilities Net of Receivables and Other Assets (See Notes) – (0.19%)		(236,238)
Net Assets Applicable to 14,913,962 Shares Outstanding – 100.00%		$123,658,852

†Non income producing security.
^Zero coupon security.  The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for financial futures contracts.

The following financial futures contract was outstanding at September 30, 2009:

Financial Futures Contract1
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
17 S&P 500 E-Mini Index	$881,658	$894,965	12/18/09	$13,307

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Large Cap 100 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used.  Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.  Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Fund’s tax positions taken on the federal income tax return open for the tax year ended December 31, 2008, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series.  Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$97,667,704
Aggregate unrealized appreciation	$26,612,264
Aggregate unrealized depreciation	(384,878)
Net unrealized appreciation	$26,227,386

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Total
Common Stock	$122,836,379	$-	$122,836,379
U.S. Treasury Obligations	-	89,990	89,990
Short-Term	968,721	-	968,721
Total	$123,805,100	$89,990	$123,895,090

Derivatives	$ -	$13,307	$ 13,307

There were no Level 3 securities at the beginning or end of the period.

3. Financial Futures Contracts
The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

4. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP SSgA Small-Mid Cap 200 Fund

September 30, 2009

Number of	Value
	Shares	(U.S. $)
Common Stock – 99.49%
Airlines – 0.39%
SkyWest	10,299	$170,757
		170,757
Auto Components – 0.86%
Spartan Motors	31,300	160,882
WABCO Holdings	10,420	218,820
		379,702
Biotechnology – 0.32%
PDL BioPharma	17,900	141,052
		141,052
Building Products – 2.07%
Ameron International	2,390	167,252
Apogee Enterprises	11,500	172,730
Gibraltar Industries	26,790	355,504
Insteel Industries	18,300	218,685
		914,171
Capital Markets – 2.01%
Apollo Investment	36,422	347,830
Hercules Technology Growth Capital	25,488	250,292
MVC Capital	15,100	132,578
Prospect Capital	14,746	157,930
		888,630
Chemicals – 2.52%
Cabot	12,100	279,631
Eastman Chemical	4,800	256,992
Huntsman	40,400	368,044
Innophos Holdings	11,300	209,050
		1,113,717
Commercial Banks – 3.26%
Associated Banc-Corp	8,300	94,786
Cathay General Bancorp	12,182	98,552
First Bancorp	29,900	91,195
First Merchants	11,800	82,246
Harleysville National	20,800	110,864
International Bancshares	16,300	265,853
MainSource Financial Group	15,800	107,440
Oriental Financial Group	25,900	328,930
Susquehanna Bancshares	13,700	80,693
Wilshire Bancorp	24,400	179,096
		1,439,655
Commercial Services & Supplies – 3.64%
CDI	13,100	184,055
Ennis	14,330	231,143
Heidrick & Struggles International	7,136	165,983
HNI	12,216	288,298
Steelcase Class A	25,058	155,610
†Ticketmaster Entertainment	34,300	400,967
Viad	9,000	179,190
		1,605,246
Communications Equipment – 2.15%
Adtran	7,800	191,490
Bel Fuse Class B	9,428	179,415
Black Box	5,391	135,260
†Globecomm Systems	21,900	159,213
Plantronics	10,531	282,336
		947,714
Computers & Peripherals – 0.44%
Diebold	5,900	194,287
		194,287
Consumer Finance – 1.25%
Advance America Cash Advance Centers	74,900	419,440
Student Loan	2,886	133,910
		553,350
Diversified Consumer Services – 0.58%
Service Corporation International	36,400	255,164
		255,164
Diversified Financial Services – 0.32%
Medallion Financial	17,100	142,956
		142,956
Diversified Telecommunications Services – 1.12%
Atlantic Tele-Network	6,600	352,572
Iowa Telecommunications Services	11,163	140,654
		493,226
Electric Utilities – 1.05%
Great Plains Energy	9,421	169,107
Pinnacle West Capital	4,753	155,993
Westar Energy	7,196	140,394
		465,494
Electrical Equipment – 1.16%
Baldor Electric	8,723	238,487
Woodward Governor	11,300	274,138
		512,625
Electronic Equipment, Instruments & Components – 7.00%
Agilysys	29,700	195,723
AVX	13,988	166,877
Cognex	9,500	155,610
†CPI International	13,500	151,065
CTS	35,111	326,532
Daktronics	19,300	165,401
Electro Rent	13,137	151,338
Jabil Circuit	22,863	306,593
Methode Electronics	35,357	306,545
Molex	9,263	193,411
MTS Systems	5,609	163,839
National Instruments	6,836	188,879
Park Electrochemical	7,309	180,167
†Synnex	6,400	195,072
†Tech Data	5,800	241,338
		3,088,390
Energy Equipment & Services – 1.52%
Gulf Island Fabrication	15,900	297,966
Patterson-UTI Energy	14,100	212,910
Tidewater	3,400	160,106
		670,982
Food & Staples Retailing – 1.31%
Andersons	9,000	316,799
Ingles Markets Class A	8,520	134,872
Nash Finch	4,581	125,245
		576,916
Food Products – 0.73%
Cal-Maine Foods	5,613	150,260
Corn Products International	6,000	171,120
		321,380
Gas Utilities – 0.47%
ONEOK	5,600	205,072
		205,072
Health Care Equipment & Supplies – 2.87%
Analogic	3,921	145,155
Atrion	1,426	205,914
Cooper	4,750	141,218
Hill-Rom Holdings	12,883	280,592
Invacare	7,861	175,143
STERIS	5,398	164,369
West Pharmaceutical Services	3,826	155,374
		1,267,765
Health Care Providers & Services – 4.24%
†AMN Healthcare Services	24,900	236,799
Chemed	3,233	141,896
†Coventry Health Care	9,917	197,943
Ensign Group	8,200	115,046
†Gentiva Health Services	8,300	207,583
†HealthSpring	15,162	185,735
†LifePoint Hospitals	6,110	165,337
National Healthcare	3,144	117,240
Owens & Minor	3,812	172,493
†Sun Healthcare Group	14,900	128,736
Universal Health Services Class B	3,281	203,192
		1,872,000
Health Care Technology – 0.35%
IMS Health	10,100	155,035
		155,035
Hotels, Restaurants & Leisure – 4.23%
International Speedway Class A	5,700	157,149
Marcus	14,900	190,571
†MGM MIRAGE	54,400	654,976
†Royal Caribbean Cruises	15,800	380,464
Speedway Motorsports	10,800	155,412
Starwood Hotels & Resorts Worldwide	10,000	330,300
		1,868,872
Household Durables – 2.93%
Black & Decker	4,000	185,160
CSS Industries	7,446	147,207
Ethan Allen Interiors	11,200	184,800
Snap-On	5,100	177,276
Tupperware Brands	7,500	299,400
Whirlpool	4,259	297,960
		1,291,803
Industrial Conglomerates – 1.93%
Standex International	13,800	273,654
Teleflex	3,250	157,008
Textron	22,200	421,356
		852,018
Insurance – 1.86%
American Equity Investment Life Holding	30,700	215,514
Presidential Life	16,197	167,801
Safety Insurance Group	4,049	133,293
†Universal American	14,977	141,083
Zenith National Insurance	5,234	161,731
		819,422
Internet Software & Services – 0.79%
†IAC/InterActiveCorp	8,300	167,577
Marchex	37,200	182,652
		350,229
IT Services – 4.00%
†CIBER	46,776	187,104
Global Payments	3,800	177,460
Heartland Payment Systems	19,263	279,506
iGate	39,200	336,336
†Ness Technologies	43,000	339,270
Syntel	6,224	297,072
Total System Services	9,200	148,212
		1,764,960
Leisure Equipment & Products – 0.30%
Callaway Golf	17,600	133,936
		133,936
Life Sciences Tools & Services – 0.43%
PerkinElmer	9,861	189,726
		189,726
Machinery – 5.39%
†American Railcar Industries	16,779	178,025
Ampco-Pittsburgh	9,600	255,264
Barnes Group	11,949	204,208
Cascade	7,154	191,298
Dynamic Materials	13,900	277,444
Federal Signal	24,000	172,560
Manitowoc	38,700	366,489
NACCO Industries Class A	4,736	284,492
Timken	9,026	211,479
Trinity Industries	13,915	239,199
		2,380,458
Marine – 1.86%
Alexander & Baldwin	6,700	215,003
Frontline	7,323	171,285
International Shipholding	6,400	197,184
Ship Finance International	19,400	238,426
		821,898
Media – 1.72%
Harte-Hanks	23,700	327,771
Meredith	7,620	228,143
Scholastic	8,400	204,456
		760,370
Metals & Mining – 1.97%
Carpenter Technology	9,000	210,510
Commercial Metals	10,900	195,110
Olympic Steel	8,400	240,996
Steel Dynamics	14,400	220,896
		867,512
Multi-Utilities – 0.32%
Alliant Energy	5,100	142,035
		142,035
Oil, Gas & Consumable Fuels – 3.91%
Berry Petroleum Class A	11,600	310,648
†Golar LNG	36,904	408,158
Overseas Shipholding Group	5,600	209,272
Penn Virginia	11,500	263,465
†Petroleum Development	10,700	199,662
Teekay	8,846	193,462
Tesoro	9,375	140,438
		1,725,105
Paper & Forest Products – 0.53%
Glatfelter	20,464	234,927
		234,927
Personal Products – 0.60%
Inter Parfums	21,800	266,178
		266,178
Pharmaceuticals – 1.02%
Medicis Pharmaceutical Class A	10,202	217,813
†ViroPharma	24,296	233,727
		451,540
Real Estate Invesment Trusts – 13.89%
Agree Realty	8,100	185,733
Anworth Mortgage Asset	20,700	163,116
BioMed Realty Trust	18,800	259,440
Brandywine Realty Trust	44,400	490,176
Capstead Mortgage	11,700	162,747
CBL & Associates Properties	57,700	559,690
Duke Realty	23,100	277,431
Entertainment Properties Trust	8,100	276,534
Extra Space Storage	23,100	243,705
First Potomac Realty Trust	17,400	201,144
Hatteras Fianancial	5,100	152,898
Hospitality Properties Trust	10,500	213,885
HRPT Properties Trust	39,665	298,281
Kimco Realty	16,700	217,768
Macerich	21,220	643,608
Medical Properties Trust	34,800	271,788
National Retail Properties	8,000	171,760
NorthStar Realty Finance	55,100	193,401
Ramco-Gershenson Properties Trust	19,500	173,940
SL Green Realty	11,791	517,035
Sovran Self Storage	6,300	191,709
Weingarten Realty Investors	13,400	266,928
		6,132,717
Road & Rail – 0.39%
Ryder System	4,440	173,426
		173,426
Semiconductors & Semiconductor Equipment – 0.88%
Cohu	17,688	239,849
Micrel	17,987	146,594
		386,443
Software – 1.21%
American Software Class A	24,100	157,373
Fair Isaac	8,958	192,507
Henry (Jack) & Associates	7,800	183,066
		532,946
Specialty Retail – 2.94%
Abercrombie & Fitch Class A	5,300	174,264
Christopher & Banks	31,200	211,224
RadioShack	14,800	245,236
†Signet Jewelers	11,100	292,263
†Systemax	9,875	119,784
Williams-Sonoma	12,600	254,898
		1,297,669
Textiles, Apparel & Luxury Goods – 1.56%
Movado Group	16,899	245,543
Phillips-Van Heusen	5,600	239,624
Unifirst	4,618	205,270
		690,437
Thrift & Mortgage Finance – 0.55%
Flushing Financial	21,100	240,540
		240,540
Tobacco – 0.41%
Universal	4,300	179,826
		179,826
Trading Company & Distributors – 2.24%
Aircastle	27,408	265,035
GATX	6,303	176,169
TAL International Group	17,400	247,428
Textainer Group Holdings	18,768	300,476
		989,108
Total Common Stock (Cost $30,425,304)		43,919,387
	Principal
	Amount
	(U.S. $)
∞^U.S. Treasury Obligation – 0.08%
U.S. Treasury Bill 0.125% 12/10/09	$35,000	34,996
Total US Treasury Obligation (Cost $34,991)		34,996

	Number of
	Shares
Short-Term Investment – 0.28%
Money Market Mutual Fund– 0.28%
Dreyfus Treasury & Agency Cash Management Fund	125,225	125,225
Total Short-Term Investment (Cost $125,225)		125,225
Total Value of Securities – 99.85%
(Cost $30,585,520)		44,079,608
Receivables and Other Assets Net of Liabilities (See Notes) – 0.15%		66,299
Net Assets Applicable to 4,500,774 Shares Outstanding – 100.00%		$44,145,907

†Non income producing security.
^Zero coupon security.  The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for financial futures contracts.

The following financial futures contract was outstanding at September 30, 2009:

Financial Futures Contract1
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
4 Russell 2000 Mini Index	$236,342	$241,200	12/18/09	$4,858

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Small-Mid Cap 200 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used.  Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value.  Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Fund’s tax positions taken on the federal income tax return open for the tax year ended December 31, 2008, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series.  Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$31,325,820
Aggregate unrealized appreciation	$13,256,223
Aggregate unrealized depreciation	(502,435)
Net unrealized appreciation	$12,753,788

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Total
Common Stock	$43,919,387	$-	$43,919,387
U.S. Treasury Obligations	-	34,996	34,996
Short-Term	125,225	-	125,225
Total	$44,044,612	$34,996	$44,079,608

Derivatives	$-	$ 4,858	$ 4,858

There were no Level 3 securities at the beginning or end of the period.

3. Financial Futures Contracts
The Fund may use futures in the normal course of pursuing its investment objectives. The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates.  Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Market Risk
The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP SSgA Developed International 150 Fund

September 30, 2009

Number of	Value
	Shares	(U.S. $)
Common Stock – 97.99%∆
Australia – 3.44%
Dexus Property Group	494,790	$368,887
Incitec Pivot	178,678	446,143
Macquarie Group	13,990	725,667
Macquarie Infrastructure Group	258,251	336,086
Wesfarmers	20,143	470,785
		2,347,568
Austria – 1.47%
Erste Group Bank	15,528	693,886
OMV	7,731	311,872
		1,005,758
Belgium – 2.02%
Anheuser-Busch InBev	9,559	436,456
Delhaize Group	4,073	282,724
Fortis	140,453	657,840
		1,377,020
Canada – 3.66%
Enerplus Resources Fund	15,640	357,861
Magna International Class A	9,900	421,888
Penn West Energy Trust	27,400	434,510
Teck Resources Class B	46,800	1,289,378
		2,503,637
Finland – 3.27%
Neste Oil	19,442	359,008
Nokia	21,950	322,778
Stora Enso Class R	74,158	516,498
UPM-Kymmene	45,533	546,316
Wartsila	12,200	488,761
		2,233,361
France – 10.67%
AXA	21,890	592,545
BNP Paribas	6,250	499,317
Cap Gemini	8,189	428,901
Casino Guichard Perrachon	4,052	321,346
Cie de Saint-Gobain	9,207	477,571
Compagnie Generale des Etablissements Michelin Class B	6,957	545,722
France Telecom	11,584	308,569
Groupe Danone	5,628	339,113
Lafarge	5,847	523,158
Lagardere	9,383	437,001
Peugeot	13,924	424,484
PPR	4,026	515,979
Renault	12,545	584,909
Sanofi-Aventis	4,596	337,252
Vallourec	2,839	481,036
Veolia Environnement	12,369	473,995
		7,290,898
Germany – 8.27%
Bayerische Motoren Werke	8,924	429,726
Celesio	14,293	395,684
Commerzbank	48,329	616,635
Daimler	10,188	516,083
Deutsche Bank	4,535	348,152
Deutsche Bank Regular Shares	1,937	150,129
Deutsche Lufthansa	24,273	431,700
Deutsche Post	24,447	458,582
E.ON	9,489	403,756
MAN	5,926	494,676
Metro	7,828	442,923
Salzgitter	4,621	450,177
ThyssenKrupp	14,757	510,661
		5,648,884
Greece – 3.94%
Alpha Bank	39,755	732,936
Coca Cola Hellenic Bottling	18,360	488,663
†EFG Eurobank Ergasias	45,666	718,301
†Piraeus Bank	40,429	749,507
		2,689,407
Hong Kong – 1.40%■
Hutchison Whampoa	53,759	388,105
New World Development	264,155	568,530
		956,635
Italy – 6.95%
A2A	173,673	341,281
Banca Monte dei Paschi di Siena	190,403	407,310
†Banca Popolare di Milano Scarl	52,895	402,459
Banco Popolare	57,258	549,177
Enel	69,050	438,235
ENI	13,321	332,911
Finmeccanica	20,779	367,278
Parmalat	125,560	347,046
Telecom Italia	200,501	351,754
UniCredit	216,844	847,156
Unione di Banche Italiane	23,931	367,316
		4,751,923
Japan – 18.34%
Aisin Seiki	16,800	409,825
Astellas Pharma	8,600	353,484
Brother Industries	35,300	423,088
Canon	9,100	367,953
Daiichi Sankyo	15,500	319,928
ITOCHU	54,000	357,895
JFE Holdings	12,100	415,127
Kawasaki Kisen Kaisha	84,000	311,579
Kirin Holdings	25,000	383,180
Makita	11,600	368,254
Marubeni	84,000	423,859
Mazda Motor	159,000	355,990
MediPal Holdings	24,300	341,865
Mitsubishi	20,200	408,613
Mitsubishi Chemical Holdings	77,500	321,999
Mitsui OSK Lines	54,000	320,000
Nippon Mining Holdings	64,500	317,561
Nippon Yusen	69,000	266,700
Nissan Motor	72,800	492,225
NSK	69,000	428,103
Omron	22,100	417,014
ORIX	8,040	490,773
Ricoh	22,000	320,535
Seiko Epson	20,100	301,360
Showa Shell Sekiyu	28,500	311,429
Sojitz	218,000	415,238
Sumitomo	30,300	312,197
Sumitomo Heavy Industries	79,000	385,430
Suzuken	10,100	348,761
Takeda Pharmaceutical	7,700	320,780
TDK	7,100	410,459
Toyota Motor	8,300	330,058
Toyota Tsusho	27,500	414,759
Yamaha Motor	29,700	366,226
		12,532,247
Luxembourg – 0.70%
ArcelorMittal	12,725	475,721
		475,721
Netherlands – 4.30%
Aegon	67,750	575,064
ING Groep CVA	47,686	851,244
Koninklijke DSM	9,822	410,308
Koninklijke Philips Electronics	17,895	435,701
Randstad Holding	15,490	668,957
		2,941,274
New Zealand – 0.58%
Telecom Corporation of New Zealand	206,701	397,056
		397,056
Norway – 1.74%
DnB NOR	57,484	665,786
Telenor	45,200	523,511
		1,189,297
Portugal – 1.19%
Banco Espirito Santo	66,366	470,967
Energias de Portugal	74,544	341,398
		812,365
Singapore – 1.16%
CapitaMall Trust	302,700	397,540
Singapore Airlines	40,256	393,801
Singapore Airport Terminal Services	467	749
		792,090
Spain – 3.98%
Acciona	2,514	342,099
Banco Bilbao Vizcaya Argentaria	31,799	564,388
Banco Santander	37,432	602,476
Gas Natural	19,277	425,912
Iberdrola	37,593	368,816
Repsol	15,223	414,079
		2,717,770
Sweden – 2.12%
Nordea Bank	51,865	522,262
Svenska Cellulosa Class B	34,134	462,693
Volvo Class B	49,834	461,062
		1,446,017
Switzerland – 4.57%
Compagnie Financiere Richemont Class A	16,511	466,485
Holcim	7,904	542,263
Novartis	6,826	341,514
STMicroelectronics	51,318	483,495
Swiss Reinsurance Class R	16,032	723,672
Xstrata	38,552	568,606
		3,126,035
United Kingdom – 14.22%
Associated British Foods	28,690	387,850
AstraZeneca	7,360	329,835
Barclays	123,885	732,460
BP	37,625	332,479
British Land	49,952	379,308
BT Group	234,702	487,367
†Carnival	11,594	394,617
Firstgroup	67,330	444,239
Home Retail Group	81,770	355,146
HSBC Holdings	45,583	521,384
International Power	85,610	395,490
Land Securities Group	41,999	419,452
Legal & General Group	426,849	599,210
Lloyds Banking Group	354,130	586,820
Marks & Spencer Group	62,100	359,322
Old Mutual	346,845	554,241
Rexam	66,863	278,755
SABMiller	17,713	427,398
Segro	80,688	473,838
Tate & Lyle	69,132	466,623
United Utilities Group	37,350	272,458
Vodafone Group	149,836	335,681
Wolseley	7,607	183,307
		9,717,280
Total Common Stock (Cost $48,013,492)		66,952,243
Preferred Stock – 0.65%∆
Germany – 0.65%
Porsche Automobil Holding	5,605	442,211
Total Preferred Stock (Cost $296,281)		442,211
Right – 0.02%∆
France – 0.02%
BNP Paribas	6,250	13,535
Total Right (Cost $0)		13,535
Warrant – 0.00%
†Unione di Banche Italiane	19,041	2,268
Total Warrant (Cost $0)		2,268
Short-Term Investment – 1.01%
Money Market Mutual Fund – 1.01%
Dreyfus Treasury & Agency Cash Cash Management Fund	688,234	688,234
Total Short-Term Investment (Cost $688,234)		688,234

Total Value of Securities – 99.67%
(Cost $48,998,007)		68,098,491
Receivables and Other Assets Net of Liabilities (See Notes) – 0.33%		223,225
Net Assets Applicable to 8,290,203 Shares Outstanding – 100.00%		$68,321,716

†Non income producing security.
∆Securities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange.  These securities have significant business operations in China.

CVA – Dutch Certificate

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Developed International 150 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax return open for the tax year ended December 31, 2008, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$49,708,612
Aggregate unrealized appreciation	18,660,993
Aggregate unrealized depreciation	(271,114)
Net unrealized appreciation	$18,389,879

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $13,780 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Common Stock	$66,952,243
Short-Term	688,234
Other	458,014
Total	$68,098,491

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2009.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP SSgA Emerging Markets 100 Fund

September 30, 2009

Number of	Value
	Shares	(U.S. $)
Common Stock – 89.41%∆
Brazil – 0.91%
Cia de Saneamento Basico do Estado de Sao Paulo	41,829	$795,945
		795,945
Chile – 0.92%
Centro Commerciales Sudamericanos	291,479	796,895
		796,895
Egypt – 0.65%
Telecom Egypt	176,549	569,886
		569,886
Hong Kong – 13.17%■
Agile Property Holdings	850,000	1,000,259
Air China	1,450,000	836,323
Angang New Steel	476,000	894,266
Chaoda Modern Agriculture Holdings	816,000	492,759
China COSCO Holdings	718,000	859,747
China Huiyuan Juice Group	732,000	467,535
†China Shipping Container Lines	2,705,000	984,271
China Shipping Development	490,000	619,613
China Unicom	434,000	614,880
COSCO Pacific	489,632	702,543
Denway Motors	1,258,500	560,235
Dongfeng Motor Group	904,000	961,156
Lenovo Group	2,038,000	907,239
Maanshan Iron & Steel	1,330,000	803,148
Shanghai Industrial Holdings	169,000	762,135
		11,466,109
Hungary – 3.05%
Magyar Telekom Telecommunications	203,400	889,464
MOL Hungarian Oil & Gas	10,508	877,355
Richter Gedeon	4,310	892,039
		2,658,858
India – 1.12%
Dr Reddy's Laboratories ADR	49,825	971,588
		971,588
Indonesia – 5.56%
Astra International	389,500	1,346,794
Bank Mandiri	2,554,500	1,244,806
Bumi Resources	6,742,500	2,254,490
		4,846,090
Malaysia – 5.28%
IOI	444,600	667,992
Kuala Lumpur Kepong	166,900	665,478
Malayan Banking	442,600	850,416
PPB Group	174,400	776,007
Resorts World	790,000	625,426
Telekom Malaysia	486,500	431,539
YTL Power International	924,000	579,335
		4,596,193
Mexico – 2.00%
†Cemex	768,905	992,393
Grupo Aeroportuario del Pacifico Class B	264,683	745,788
		1,738,181
Poland – 2.06%
KGHM Polska Miedz	36,004	1,083,619
Polski Koncern Naftowy Orlen	68,515	710,043
		1,793,662
Republic of Korea – 12.43%
Busan Bank	113,119	1,259,549
Daegu Bank	91,199	1,310,042
Daewoo Engineering & Construction	69,409	825,946
Hyundai Mipo Dockyard	5,197	549,959
Industrial Bank of Korea	97,101	1,192,613
Kangwon Land	48,760	721,142
†KB Financial Group	19,970	1,026,932
Korea Exchange Bank	107,369	1,263,970
Korea Gas	16,080	728,486
STX Pan Ocean	72,310	666,862
Woori Finance Holdings	94,675	1,283,524
		10,829,025
Russia – 9.07%
Gazprom ADR	31,280	742,274
Gazpromneft Class S	195,564	811,591
Mechel ADR	106,644	1,917,458
MMC Norilsk NIickel Class S	7,915	993,333
Sberbank Class S	777,634	1,547,491
SeverStal Class S	136,175	1,081,543
Tatneft ADR	32,670	808,583
		7,902,273
South Africa – 9.28%
Aveng	175,805	1,012,324
Barloworld	139,136	907,691
Imperial Holdings	85,902	913,002
Investec	118,123	898,465
Nedbank Group	54,046	859,872
Remgro	66,077	779,446
RMB Holdings	223,174	811,758
Steinhoff International Holdings	440,848	968,445
Telkom	43,465	250,107
Tiger Brands	34,054	682,349
		8,083,459
Taiwan – 13.52%
Asustek Computer	446,788	770,830
AU Optronics	604,820	590,737
Chang Hwa Commercial Bank	1,444,000	665,698
Chi Mei Optoelectronics	1,164,000	614,834
China Steel	771,476	720,960
†Chunghwa Picture Tubes	3,871,000	447,654
Compal Electronics	678,312	793,961
First Financial Holding	1,077,050	674,945
Formosa Chemicals & Fibre	409,180	790,352
†HannStar Display	2,715,000	599,090
KGI Securities	1,613,000	872,164
LIite-On Technology	697,312	918,634
Nan Ya Plastics	418,480	687,984
Novatek Microelectronics	311,449	739,807
Pou Chen	928,633	603,706
U-Ming Marine Transport	323,000	546,157
Uni-President Enterprises	623,228	738,251
		11,775,764
Thailand – 1.88%
Bangkok Bank	230,200	833,708
Siam Commercial Bank	15,200	38,671
Siam Commercial Bank - Foreign	299,800	762,736
		1,635,115
Turkey – 8.51%
Anadolu Efes Biracilik Ve Malt Sanayii	76,173	831,454
Eregli Demir ve Celik Fabrikalari	257,995	1,112,534
Haci Omer Sabanci Holding	288,553	1,117,932
Tupras Turkiye Petrol Rafine	46,998	778,999
Turk Telekomunikasyon	210,483	632,520
Turkcell Iletisim Hizmet	99,589	711,278
Turkiye Halk Bankasi	220,935	1,309,994
Turkiye Is Bankasi Class C	234,067	914,724
		7,409,435
Total Common Stock (Cost $56,214,249)		77,868,478
Preferred Stock – 8.36%∆
Brazil – 8.36%
Brasil Telecom Participacoes	63,840	679,283
Centrais Elecricas Brasileiras Class B	42,685	598,754
Cia Energetica de Minas Gerais 2.65%	38,799	586,951
Cia Paranaense de Energia Class B 0.40%	44,767	788,423
Eletropaulo Metropolitana Eletricidade de Sao Paulo Class B 5.40%	34,165	703,530
Gerdau 0.54%	85,900	1,156,454
Metalurgica Gerdau 1.08%	65,600	1,102,004
Telemar Norte Leste Class A 6.24%	21,310	703,697
Usinas Siderurgicas de Minas Gerais Class A 0.95%	36,500	965,477
Total Preferred Stock (Cost $5,271,016)		7,284,573

Short-Term Investment – 2.77%
Money Market Mutual Fund – 2.77%
Dreyfus Treasury & Agency Cash Management Fund	2,409,511	2,409,511
Total Short-Term Investment (Cost $2,409,511)		2,409,511

Total Value of Securities – 100.54%
(Cost $63,894,776)		87,562,562
Liabilities Net of Receivables and Other Assets (See Notes) – (0.54%)		(468,101)
Net Assets Applicable to 8,540,776 Shares Outstanding – 100.00%		$87,094,461

∆Securities have been classified by country of origin.
†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange.  These securities have significant business operations in China.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Emerging Markets 100 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Effective May 1, 2009, short-term debt securities having less than 60 days to maturity are valued at market value.  Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax return open for the tax year ended December 31, 2008, and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$64,039,201
Aggregate unrealized appreciation	23,658,882
Aggregate unrealized depreciation	(135,521)
Net unrealized appreciation	$23,523,361

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $16,392 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Level 1
Common Stock	$77,868,478
Short-Term	2,409,511
Other	7,284,573
Total	$87,562,562

There were no Level 3 securities at the beginning or end of the period.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2009.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Global Income Fund

September 30, 2009

		Principal	Value
		Amount¡	(U.S. $)
Bonds – 80.85%
Argentina – 0.93%
•Argentina Bonds
0.943% 8/3/12		3,300,000	$382,783
0.943% 8/3/12		3,300,000	624,542
			1,007,325
Australia – 4.11%
Australian Government
5.75% 5/15/21	AUD	2,130,000	1,925,613
6.50% 5/15/13	AUD	580,000	535,389
New South Wales Treasury 5.50% 3/1/17	AUD	960,000	829,964
Queensland Treasury
6.00% 6/14/11	AUD	200,000	180,230
6.00% 9/14/17	AUD	940,000	837,594
#144A 7.125% 9/18/17	NZD	170,000	127,489
			4,436,279
Austria – 1.77%
Republic of Austria
3.50% 7/15/15	EUR	1,000,000	1,507,341
5.50% 1/15/10	EUR	270,000	400,470
			1,907,811
Belgium – 2.03%
Belgium Government Bonds
3.75% 9/28/15	EUR	500,000	765,611
5.50% 3/28/28	EUR	840,000	1,426,946
			2,192,557
Brazil – 1.66%
Brazil Notas do Tesouro Nacion Series B
6.00% 5/15/11	BRL	55	58,876
6.00% 5/15/15	BRL	1,095	1,149,233
6.00% 5/15/45	BRL	500	512,985
Series F 10.00% 1/1/12	BRL	1,250	68,585
			1,789,679
Canada – 1.17%
Province of Ontario Canada 6.25% 6/16/15	NZD	1,750,000	1,266,912
			1,266,912
Finland – 1.15%
Finland Government Bond 5.375% 7/4/13	EUR	760,000	1,238,165
			1,238,165
France – 4.57%
Dexia Municipal Agency
0.80% 5/21/12	JPY	50,000,000	541,917
1.55% 10/31/13	JPY	150,000,000	1,642,510
France Government Bond
4.25% 4/25/19	EUR	890,000	1,385,158
5.00% 10/25/16	EUR	830,000	1,363,782
			4,933,367
Germany – 4.21%
Bayerische Landesbank 1.40% 4/22/13	JPY	150,000,000	1,657,233
Deutschland Republic
3.75% 1/4/19	EUR	880,000	1,346,752
6.25% 1/4/24	EUR	820,000	1,533,027
			4,537,012
Greece – 1.49%
Hellenic Republic Government Bond 4.60% 7/20/18	EUR	1,070,000	1,607,223
			1,607,223
Hungary – 1.06%
Republic of Hungary
3.875% 2/24/20	EUR	490,000	610,498
5.75% 6/11/18	EUR	350,000	531,130
			1,141,628
Indonesia – 2.73%
Indonesia Treasury Bonds
10.00% 9/15/24	IDR	13,930,000,000	1,390,277
10.00% 2/15/28	IDR	7,040,000,000	694,255
12.80% 6/15/21	IDR	6,990,000,000	856,001
			2,940,533
Ireland – 0.99%
Ireland Government Bond 4.50% 10/18/18	EUR	720,000	1,062,848
			1,062,848
Israel – 0.37%
Israel Government Bond 7.00% 4/29/11	ILS	1,345,000	393,898
			393,898
Italy – 5.32%
Italy Buoni Poliennali Del Tesoro
2.75% 6/15/10	EUR	1,000,000	1,484,380
4.00% 2/1/37	EUR	1,100,000	1,433,606
4.75% 2/1/13	EUR	970,000	1,529,805
5.00% 2/1/12	EUR	820,000	1,287,890
			5,735,681
Japan – 8.16%
Development Bank of Japan
1.60% 6/20/14	JPY	70,000,000	812,533
2.30% 3/19/26	JPY	70,000,000	808,915
Japan Finance Organization for Municipalities 1.55% 2/21/12	JPY	100,000,000	1,142,611
Japan Government 10 Yr Bonds
1.20% 9/20/12	JPY	150,000,000	1,713,504
1.90% 12/20/10	JPY	33,000,000	375,209
Japan Government 20 Yr Bonds
1.90% 3/22/21	JPY	190,000,000	2,207,622
2.10% 9/20/24	JPY	150,000,000	1,738,743
			8,799,137
Mexico – 6.26%
Mexican Bonos
7.75% 12/14/17	MXN	19,000	1,402,512
8.00% 12/19/13	MXN	32,000	243,918
8.00% 12/17/15	MXN	73,000	550,732
8.00% 12/7/23	MXN	334,000	2,431,565
10.00% 12/5/24	MXN	125,000	1,070,701
10.00% 11/20/36	MXN	125,000	1,052,734
			6,752,162
Netherlands – 2.09%
•ING Bank 6.125% 5/29/23	EUR	200,000	299,181
Netherlands Government
3.75% 7/15/14	EUR	25,000	38,558
7.50% 1/15/23	EUR	950,000	1,920,361
			2,258,100
Norway – 1.61%
Eksportfinans 1.80% 6/21/10	JPY	70,000,000	784,314
Norwegian Government 6.00% 5/16/11	NOK	5,230,000	951,606
			1,735,920
Peru – 0.17%
Peru B Soberano 8.60% 8/12/17	PEN	430,000	184,872
			184,872
Poland – 5.49%
Poland Government Bonds
5.25% 10/25/17	PLN	6,100,000	2,016,180
5.50% 10/25/19	PLN	1,800,000	598,710
5.75% 4/25/14	PLN	1,450,000	506,366
5.75% 9/23/22	PLN	2,900,000	966,201
6.25% 10/24/15	PLN	3,000,000	1,066,409
Poland Government International 6.375% 7/15/19		680,000	763,926
			5,917,792
Qatar – 0.35%
#Qatar Government International 144A 6.55% 4/9/19		340,000	380,800
			380,800
Republic of Iraq – 0.23%
#Republic of Iraq 144A 5.80% 1/15/28		320,000	244,800
			244,800
Republic of Korea – 5.98%
Export-Import Bank of Korea 8.125% 1/21/14		170,000	194,911
Korea Development Bank 8.00% 1/23/14		170,000	194,473
Korea Treasury Bonds
4.00% 6/10/12	KRW	460,000,000	387,363
4.75% 12/10/11	KRW	3,850,000,000	3,300,292
5.75% 12/10/10	KRW	2,500,000,000	2,174,898
Republic of Korea 7.125% 4/16/19		170,000	200,100
			6,452,037
Russia – 1.60%
#Russian-Eurobond 144A 7.50% 3/31/30		1,574,400	1,723,968
			1,723,968
Slovenia – 0.85%
Slovenia Government Bond 4.375% 2/6/19	EUR	600,000	920,824
			920,824
South Africa – 1.07%
South Africa Government International Bonds
4.50% 4/5/16	EUR	150,000	217,285
5.25% 5/16/13	EUR	130,000	198,490
6.875% 5/27/19		660,000	739,201
			1,154,976
Spain – 1.98%
Instituto de Credito Oficial 1.50% 9/20/12	JPY	190,000,000	2,138,853
			2,138,853
Supranational – 6.51%
Corporation Andina de Fomento 8.125% 6/4/19		270,000	314,626
European Investment Bank 1.40% 6/20/17	JPY	200,000,000	2,266,392
Inter-American Development Bank 6.25% 6/22/16	NZD	700,000	518,671
International Bank for Reconstruction & Development 6.00% 11/9/16	AUD	2,100,000	1,834,830
Nordic Investment Bank 1.70% 4/27/17	JPY	180,000,000	2,086,649
			7,021,168
Sweden – 1.61%
Sweden Government Bond 5.25% 3/15/11	SEK	11,390,000	1,737,671
			1,737,671
United Arab Emirates – 0.36%
#Emirate of Abu Dhabi 144A 6.75% 4/8/19		350,000	392,271
			392,271
United Kingdom – 2.01%
HSBC Holdings 6.25% 3/19/18	EUR	200,000	327,349
•Lloyds TSB Bank 5.625% 3/5/18	EUR	400,000	568,089
Royal Bank of Scotland 5.375% 9/30/19	EUR	530,000	790,956
Standard Chartered Bank 5.875% 9/26/17	EUR	200,000	307,422
•Standard Life 6.375% 7/12/22	EUR	120,000	170,673
			2,164,489
United States – 0.24%
Tulare, California Sewer Revenue (Taxable Build America Bonds) 8.75% 11/15/44 (FSA)		115,000	118,320
•Zurich Finance 4.50% 6/15/25	EUR	100,000	138,275
			256,595
Venezuela – 0.72%
Venezuela Government International Bond
5.375% 8/7/10		490,000	476,525
10.75% 9/19/13		300,000	298,500
			775,025
Total Bonds (Cost $80,271,611)			87,202,378
≠Discount Notes – 8.61%
Federal Farm Credit 0.01% 10/1/09		4,500,000	4,500,000
Federal Home Loan Bank 0.001% 10/1/09		4,780,000	4,780,000
Total Discount Notes (Cost $9,280,000)			9,280,000
	Number of
	Shares
Short-Term investment – 11.97%
Money Market Mutual Fund – 11.97%
Dreyfus Treasury & Agency Cash Management Fund		12,907,341	12,907,341
Total Short-Term investment (Cost $12,907,341)			12,907,341
Total Value of Securities – 101.43%
(Cost $102,458,952)			109,389,719
Liabilities Net of Receivables and Other Assets (See Notes) – (1.43%)			(1,536,488)
Net Assets Applicable to 9,842,030 Shares Outstanding – 100.00%			$107,853,231
¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
AUD – Australian Dollar
BRL – Brazilian Real
CLP – Chilean Peso
CNY – Chinese Yuan
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR - Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PEN – Peruvian Sol
PLN – Polish Zloty
RUB – Russian Ruble
SEK– Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of September 30, 2009.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $2,869,328, which represented 2.66% of the Fund's net assets. See Note 4 in "Notes."

Summary of Abbreviations:
FSA – Insured by Financial Security Assurance
Yr – Year

The following foreign currency exchange contracts and forward foreign cross currency exchange contracts were outstanding at September 30, 2009:

Foreign Currency Exchange Contracts1
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	137,519	USD	(121,457)	10/2/09	$(143)
AUD	(1,946,237)	USD	1,412,870	5/7/10	(267,360)
BRL	691,688	USD	(343,440)	7/29/10	25,339
BRL	122,000	USD	(61,853)	8/18/10	2,928
BRL	122,000	USD	(61,465)	8/31/10	3,145
BRL	165,000	USD	(84,623)	8/17/10	3,008
BRL	183,000	USD	(91,803)	8/19/10	5,347
BRL	184,000	USD	(91,973)	9/2/10	5,731
BRL	275,000	USD	(141,168)	9/5/10	4,320
CLP	595,612,500	USD	(1,050,000)	5/7/10	46,350
CLP	600,075,000	USD	(1,050,000)	5/7/10	54,564
CNY	11,689,320	USD	(1,740,000)	5/7/10	(25,572)
CNY	11,844,800	USD	(1,760,000)	5/10/10	(22,714)
EUR	341,553	USD	(497,574)	10/2/09	2,186
EUR	(5,123,420)	GBP	4,453,000	10/30/09	(381,782)
EUR	(658,000)	USD	909,606	1/11/10	(53,021)
EUR	(623,000)	USD	864,101	1/11/10	(47,323)
EUR	(126,500)	USD	180,619	1/27/10	(4,436)
EUR	(123,000)	USD	171,815	1/15/10	(8,127)
EUR	(3,385,000)	USD	4,524,493	5/7/10	(426,205)
EUR	(606,438)	USD	807,290	5/10/10	(79,647)
EUR	(1,630,646)	USD	2,221,380	5/21/10	(163,470)
EUR	(915,344)	USD	1,317,930	8/11/10	(30,660)
EUR	(160,000)	USD	225,544	8/20/10	(8,436)
EUR	(164,000)	USD	231,971	8/23/10	(7,858)
EUR	(162,000)	USD	230,752	9/7/10	(6,148)
EUR	(170,000)	USD	248,438	9/15/10	(159)
ILS	448,000	USD	(118,027)	8/17/10	763
ILS	448,000	USD	(118,225)	8/17/10	567
ILS	45,000	USD	(11,855)	8/19/10	77
ILS	171,900	USD	(44,975)	8/20/10	605
ILS	293,400	USD	(76,943)	8/23/10	851
INR	43,602,000	USD	(860,000)	5/10/10	36,786
INR	44,962,800	USD	(890,000)	5/10/10	34,522
INR	499,000	USD	(9,980)	7/19/10	215
INR	499,000	USD	(9,980)	7/20/10	214
INR	4,373,000	USD	(87,565)	8/20/10	1,524
INR	3,790,000	USD	(75,895)	9/1/10	1,297
INR	2,680,000	USD	(53,707)	9/1/10	832
JPY	(4,385,550)	USD	(48,647)	10/1/09	(204)
JPY	34,079,356	USD	(380,605)	10/2/09	(991)
JPY	(1,110,000)	USD	12,335	8/4/10	(88)
JPY	(22,978,000)	USD	242,241	8/17/10	(14,831)
JPY	(8,013,555)	USD	84,623	8/17/10	(5,031)
JPY	(5,874,300)	USD	61,863	8/18/10	(3,869)
JPY	(11,418,000)	USD	121,120	8/18/10	(6,624)
JPY	(11,365,000)	USD	120,801	8/19/10	(6,352)
JPY	(8,602,098)	USD	91,803	8/19/10	(4,439)
JPY	(11,408,000)	USD	120,799	8/20/10	(6,839)
JPY	(11,394,000)	USD	(120,984)	8/20/10	(6,498)
JPY	(22,764,000)	USD	241,958	8/23/10	(12,752)
JPY	(22,597,000)	USD	241,957	8/23/10	(10,884)
JPY	(22,716,000)	USD	241,962	8/24/10	(12,217)
JPY	(22,640,000)	USD	241,958	8/24/10	(11,370)
JPY	(11,260,000)	USD	120,984	8/25/10	(5,011)
JPY	(5,700,206)	USD	61,465	8/31/10	(2,327)
JPY	(17,572,000)	USD	191,424	9/1/10	(5,230)
JPY	(16,818,000)	USD	181,467	9/1/10	(6,749)
JPY	(14,597,000)	USD	159,526	9/1/10	(3,837)
JPY	(11,485,000)	USD	127,618	9/1/10	(914)
JPY	(11,285,000)	USD	120,979	9/1/10	(5,315)
JPY	(27,928,000)	USD	302,456	9/2/10	(10,102)
JPY	(17,297,000)	USD	191,421	9/2/10	(2,160)
JPY	(14,282,608)	USD	155,485	9/2/10	(4,359)
JPY	(11,549,000)	USD	127,613	9/2/10	(1,638)
JPY	(11,613,000)	USD	127,619	9/3/10	(2,358)
JPY	(11,158,000)	USD	123,300	9/3/10	(1,579)
JPY	(22,952,000)	USD	255,228	9/4/10	(1,652)
JPY	(12,822,507)	USD	141,168	9/5/10	(2,345)
JPY	(3,492,000)	USD	38,804	9/5/10	(279)
JPY	(5,819,000)	USD	64,663	9/6/10	(467)
MYR	3,697,050	USD	(1,050,000)	5/7/10	10,294
MYR	3,723,300	USD	(1,050,000)	5/10/10	17,756
MYR	7,320,600	USD	(2,100,000)	6/4/10	(1,709)
NOK	1,405,531	USD	242,583	10/8/09	692
NZD	(323,850)	USD	199,051	11/30/09	(33,817)
NZD	(245,431)	USD	149,288	12/2/09	(27,167)
NZD	(80,992)	USD	50,091	12/2/09	(8,139)
NZD	(1,990,451)	USD	1,131,172	5/10/10	(283,162)
NZD	(745,925)	USD	433,904	5/11/10	(96,079)
NZD	(72,383)	USD	47,589	8/9/10	(3,479)
NZD	(4,154,912)	USD	2,733,101	8/9/10	(198,285)
NZD	(71,557)	USD	47,153	8/9/10	(3,333)
NZD	(71,683)	USD	47,607	8/11/10	(2,959)
NZD	(337,731)	USD	220,606	8/12/10	(17,616)
NZD	(330,013)	USD	217,604	8/24/10	(14,956)
NZD	(328,000)	USD	219,268	8/27/10	(11,819)
PLN	669,023	USD	(232,300)	10/2/09	715
PLN	4,423,066	USD	(1,479,781)	7/29/10	28,766
PLN	3,846,000	USD	(1,307,930)	8/11/10	2,713
RUB	29,898,750	USD	(875,000)	11/6/09	112,319
SEK	1,309,000	USD	(166,169)	6/28/10	21,798
SEK	1,311,000	USD	(164,519)	6/29/10	23,736
SEK	16,164,286	USD	2,188,503)	7/29/10	132,507
SGD	(2,588,775)	USD	1,750,000	2/8/10	(86,388)
SGD	(2,577,400)	USD	1,750,000	5/7/10	(77,570)
					$(1,976,383)

The use of foreign currency exchange contracts and forward foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Global Income Fund (Fund).

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at the published net asset value. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$102,458,952
Aggregate unrealized appreciation	7,470,470
Aggregate unrealized depreciation	(302,256)
Net unrealized appreciation	$ 7,168,214

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Total
Corporate Debt	$-	$ 2,601,945	$ 2,601,945
Foreign Debt	1,721,093	82,761,020	84,482,113
Municipal Bonds	-	118,320	118,320
Short-Term	12,907,341	9,280,000	22,187,341
Total	$14,628,434	$94,761,285	$109,389,719

Derivatives	$-	$(1,976,383)	$ (1,976,383)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 5/4/09	$-
Net purchases, sales, and settlements	2,454,579
Net realized gain (loss)	74,651
Net transfers in and /or out of Level 3	(2,529,230)
Net change in unrealized
appreciation/depreciation	-
Balance as of 9/30/09	$ -

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and forward cross currency contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.  The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standards & Poors and/or Ba or lower by Moody’s Investors Service. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of September 30, 2009, no securities have been determined be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Moderate Allocation Fund

September 30, 2009

		Number of	Value
		Shares	(U.S. $)
Common Stock – 48.85%
U.S. Markets – 28.04%
Aerospace & Defense – 0.76%
†DynCorp International Class A		1,490	$26,820
†Esterline Technologies		570	22,350
Goodrich		1,220	66,295
Honeywell International		1,630	60,555
Lockheed Martin		810	63,245
Northrop Grumman		4,000	206,999
Rockwell Collins		680	34,544
Triumph Group		745	35,753
United Technologies		1,510	92,004
			608,565
Air Freight & Logistics – 0.50%
Expeditors International of Washington		5,400	189,810
†Hub Group Class A		1,080	24,678
United Parcel Service Cass B		3,200	180,704
			395,192
Beverages – 0.17%
Coca-Cola		420	22,554
†PepsiCo		1,860	109,108
			131,662
Biotechnology – 0.69%
†Alkermes		2,465	22,653
†Amgen		1,260	75,890
†Celera		2,815	17,537
†Celgene		500	27,950
†Gilead Sciences		5,860	272,959
†ONYX Pharmaceuticals		1,000	29,970
†OSI Pharmaceuticals		745	26,299
†Regeneron Pharmaceuticals		1,170	22,581
†Talecris Biotherapeutics Holdings		100	1,900
†United Therapeutics		410	20,086
†Vertex Pharmaceuticals		830	31,457
		549,282
Building Products – 0.02%
AAON		905	18,172
			18,172
Capital Markets – 0.78%
Apollo Investment		2,240	21,392
Bank of New York Mellon		15,040	436,010
Goldman Sachs Group		640	117,984
optionsXpress Holdings		1,610	27,821
†RiskMetrics Group		1,170	17,105
			620,312
Chemicals – 0.79%
Dow Chemical		2,790	72,735
†duPont (E.I.) deNemours		7,100	228,193
Koppers Holdings		735	21,793
Lubrizol		860	61,456
Olin		1,065	18,574
Praxair		2,100	171,549
†Rockwood Holdings		1,405	28,901
Schulman (A.)		1,215	24,215
			627,416
Commercial Banks – 0.38%
City Holding		745	22,208
Independent Bank		1,080	23,900
Prosperity Bancshares		775	26,962
Smithtown Bancorp		735	8,482
TCF Financial		2,940	38,338
†Texas Capital Bancshares		1,235	20,797
Trustmark		1,170	22,289
Univest Corporation of Pennsylvania		535	11,593
Webster Financial		1,120	13,966
Wells Fargo		4,010	113,002
			301,537
Commercial Services & Supplies – 0.47%
American Ecology		960	17,952
†GeoEye		200	5,360
Healthcare Services Group		1,405	25,796
McGrath RentCorp		1,080	22,972
†Metalico		3,030	12,635
†Mobile Mini		448	7,777
Republic Services		950	25,242
†Tetra Tech		825	21,887
†United Stationers		745	35,469
Waste Management		6,800	202,776
			377,866
Communications Equipment – 1.05%
†Arris Group		730	9,497
†Cisco Systems		5,420	127,587
†Motorola		23,900	205,301
†NETGEAR		1,170	21,470
QUALCOMM		9,080	408,417
†Tekelec		1,885	30,971
†ViaSat		1,170	31,099
			834,342
Computers & Peripherals – 1.56%
†Apple		2,640	489,376
†EMC		4,690	79,918
†Hewlett-Packard		2,730	128,883
International Business Machines		2,190	261,946
†NetApp		1,810	48,291
†Synaptics		865	21,798
†Teradata		7,600	209,152
			1,239,364
Construction & Engineering – 0.16%
Fluor		980	49,833
Granite Construction		865	26,763
†Tutor Perini		980	20,874
†URS		760	33,174
			130,644
Consumer Finance – 0.06%
Capital One Financial		1,220	43,591
			43,591
Containers & Packaging – 0.16%
†Owens-Illinois		1,660	61,253
Rock-Tenn Class A		790	37,217
Silgan Holdings		550	29,002
			127,472
Diversified Consumer Services – 0.23%
DeVry		760	42,043
†Lincoln Educational Services		1,295	29,630
Weight Watchers International		4,100	112,504
			184,177
Diversified Financial Services – 0.77%
Bank of America		1,760	29,779
CME Group		675	208,028
†IntercontinentalExchange		2,200	213,818
JPMorgan Chase		2,810	123,134
†Nasdaq OMX Group		2,000	42,100
			616,859
Diversified Telecommunication Services – 0.72%
Alaska Communications Systems Group		2,630	24,328
AT&T		8,850	239,039
NTELOS Holdings		1,295	22,870
Verizon Communications		9,420	285,143
			571,380
Electric Utilities – 0.67%
Cleco		1,240	31,099
Edison International		6,100	204,838
Exelon		1,030	51,109
FirstEnergy		600	27,432
Progress Energy		4,700	183,582
UIL Holdings		745	19,661
Unitil		685	15,378
			533,099
Electrical Equipment – 0.12%
Acuity Brands		615	19,809
†GrafTech International		2,215	32,561
Roper Industries		830	42,313
			94,683
Electronic Equipment, Instruments & Components – 0.11%
†Anixter International		865	34,695
†FARO Technologies		1,170	20,101
†IPG Photonics		970	14,744
†Rofin-Sinar Technologies		645	14,809
			84,349
Energy Equipment & Services – 0.37%
†Bristow Group		600	17,814
†Key Energy Services		2,170	18,879
Lufkin Industries		530	28,185
†National Oilwell Varco		2,680	115,588
Schlumberger		1,460	87,016
†Willbros Group		1,610	24,520
			292,002
Food & Staples Retailing – 1.06%
Casey's General Stores		1,110	34,832
CVS Caremark		7,880	281,630
Safeway		8,900	175,508
†Susser Holdings		1,190	14,958
Walgreen		6,200	232,314
Wal-Mart Stores		2,150	105,544
			844,786
Food Products – 0.90%
†Archer-Daniels-Midland		9,000	262,980
Bunge		1,000	62,610
Heinz (H.J.)		4,900	194,775
Kraft Foods Class A		7,000	183,890
Lance		430	11,103
			715,358
Gas Utilities – 0.07%
EQT		840	35,784
Piedmont Natural Gas		970	23,222
			59,006
Health Care Equipment & Supplies – 0.24%
†Align Technology		1,305	18,557
†Conmed		1,405	26,934
†CryoLife		2,200	17,534
†Gen-Probe		1,120	46,413
†Merit Medical Systems		1,080	18,716
†Quidel		1,080	17,528
†SonoSite		745	19,713
West Pharmaceutical Services		650	26,397
			191,792
Health Care Providers & Services – 1.31%
†Alliance HealthCare Services		1,795	10,160
†AMN Healthcare Services		2,130	20,256
Cardinal Health		7,600	203,680
†Catalyst Health Solutions		1,080	31,482
†Express Scripts		980	76,028
†Medco Health Solutions		4,200	232,301
†Odyssey HealthCare		1,275	15,938
†PharMerica		815	15,135
†Psychiatric Solutions		1,170	31,309
Quest Diagnostics		3,700	193,103
†Res-Care		1,295	18,402
†Sun Healthcare Group		2,355	20,347
UnitedHealth Group		7,140	178,786
			1,046,927
Hotels, Restaurants & Leisure – 0.46%
†AFC Enterprises		1,580	13,304
†Bally Technologies		695	26,667
†Buffalo Wild Wings		620	25,798
Burger King Holdings		2,640	46,438
†CEC Entertainment		530	13,706
CKE Restaurants		2,780	29,162
†Jack in the Box		1,405	28,788
McDonald's		1,510	86,175
†Papa John's International		745	18,305
†Shuffle Master		1,450	13,659
†WMS Industries		1,485	66,172
			368,174
Household Durables – 0.09%
Jarden		2,490	69,894
			69,894
Household Products – 0.73%
Colgate-Palmolive		780	59,498
Kimberly-Clark		3,400	200,532
†Procter & Gamble		5,540	320,877
			580,907
Industrial Conglomerates – 0.15%
†General Electric		6,320	103,774
Otter Tail		735	17,589
			121,363
Insurance – 0.98%
AFLAC		1,520	64,965
Allstate		6,500	199,029
AmTrust Financial Services		1,315	15,004
Berkley (W.R.)		1,370	34,634
First Mercury Financial		1,190	15,851
Hanover Insurance Group		760	31,411
Harleysville Group		675	21,364
†ProAssurance		650	33,924
Protective Life		585	12,531
Prudential Financial		1,040	51,906
RLI		440	23,223
Travelers		5,670	279,133
			782,975
Internet & Catalog Retail – 0.13%
†priceline.com		600	99,492
			99,492
Internet Software & Services – 0.99%
†Digital River		680	27,418
†Google Class A		840	416,515
†j2 Global Communications		925	21,284
NIC		1,610	14,313
†SAVVIS		1,520	24,046
United Online		3,060	24,602
†ValueClick		2,305	30,403
†VeriSign		8,800	208,472
†Vocus		1,170	24,441
			791,494
IT Services – 0.75%
†Emdeon Class A		135	2,187
iGate		3,025	25,955
infoGROUP		3,590	25,166
MasterCard Class A		1,050	212,258
†Sapient		3,210	25,808
†TeleTech Holdings		1,345	22,946
Visa Class A		4,100	283,350
			597,670
Leisure Equipment & Products – 0.26%
Mattel		11,100	204,906
			204,906
Life Sciences Tools & Services – 0.07%
†Thermo Fisher Scientific		1,260	55,024
			55,024
Machinery – 0.16%
Barnes Group		1,235	21,106
†Chart Industries		1,610	34,760
†Columbus McKinnon		1,405	21,286
Deere		500	21,460
†ESCO Technologies		430	16,942
†Kadant		1,170	14,192
			129,746
Media – 0.20%
†Carmike Cinemas		300	3,033
†Knology		2,315	22,571
National CineMedia		1,170	19,855
†Time Warner Cable		1,760	75,838
†Viacom Class B		1,460	40,938
			162,235
Metals & Mining – 0.14%
Alcoa		3,510	46,051
Compass Minerals International		120	7,394
United States Steel		1,370	60,787
			114,232
Multi-Utilities – 0.11%
Sempra Energy		980	48,814
Wisconsin Energy		930	42,008
			90,822
Office Electronics – 0.27%
Xerox		27,500	212,850
			212,850
Oil, Gas & Consumable Fuels – 2.13%
Anadarko Petroleum		540	33,874
Arch Coal		1,010	22,351
Berry Petroleum		1,000	26,780
†Carrizo Oil & Gas		1,490	36,490
Chesapeake Energy		1,320	37,488
Chevron		4,020	283,129
ConocoPhillips		7,000	316,119
Devon Energy		710	47,804
EOG Resources		3,680	307,317
Exxon Mobil		3,400	233,274
Marathon Oil		6,200	197,780
Noble		850	32,266
†Occidental Petroleum		1,030	80,752
Penn Virginia		1,170	26,805
†Rosetta Resources		1,215	17,848
			1,700,077
Personal Products – 0.04%
†Chattem		530	35,197
			35,197
Pharmaceuticals – 2.12%
Abbott Laboratories		1,960	96,961
Allergan		5,100	289,476
Bristol-Myers Squibb		8,800	198,176
Johnson & Johnson		5,520	336,112
Merck		9,460	299,220
Pfizer		12,400	205,220
Wyeth		5,420	263,304
			1,688,469
Professional Services – 0.12%
Administaff		865	22,724
†CRA International		650	17,739
†FTI Consulting		600	25,566
†Kforce		2,465	29,628
			95,657
Real Estate Investment Trusts – 0.22%
Alexandria Real Estate Equities		260	14,131
EastGroup Properties		630	24,079
Entertainment Properties Trust		510	17,411
Home Properties		775	33,395
Host Hotels & Resorts		2,940	34,603
Simon Property Group		3	195
Sovran Self Storage		765	23,279
Tanger Factory Outlet Centers		685	25,578
			172,671
Road & Rail – 0.08%
Norfolk Southern		1,400	60,354
			60,354
Semiconductors & Semiconductor Equipment – 0.54%
†Applied Micro Circuits		2,030	20,280
†Atheros Communications		870	23,081
Intel		16,550	323,883
†IXYS		2,030	17,275
†ON Semiconductor		2,980	24,585
†Semtech		1,170	19,902
			429,006
Software – 1.34%
†Adobe Systems		5,000	165,200
American Software Class A		1,925	12,570
†Blackboard		540	20,401
†Informatica		1,295	29,241
†Intuit		8,200	233,699
†JDA Software Group		1,050	23,037
†Lawson Software		3,730	23,275
†McAfee		1,340	58,679
Microsoft		7,230	187,185
†Nuance Communications		1,750	26,180
†Progress Software		1,170	26,501
Quality Systems		530	32,632
†Radiant Systems		1,670	17,936
†SolarWinds		655	14,430
†Symantec		11,840	195,005
			1,065,971
Specialty Retail – 0.95%
†Aeropostale		990	43,035
American Eagle Outfitters		2,490	41,981
†Citi Trends		835	23,772
Gap		9,400	201,160
Guess		1,200	44,448
†Gymboree		650	31,447
†Hibbett Sports		960	17,501
†Jo-Ann Stores		725	19,452
Staples		9,400	218,268
†Tractor Supply		580	28,084
†Ulta Salon Cosmetics & Fragrance		1,555	25,673
†Urban Outfitters		2,100	63,357
			758,178
Textiles Apparel & Luxury Goods – 0.35%
†G-III Apparel Group		1,235	17,475
†Iconix Brand Group		1,410	17,583
NIKE Class B		3,300	213,510
Phillips-Van Heusen		650	27,814
			276,382
Thrifts & Mortgage Finance – 0.13%
Dime Community Bancshares		2,255	25,776
First Niagara Financial Group		1,410	17,385
Flushing Financial		1,295	14,763
Provident Financial Services		1,815	18,676
Washington Federal		1,405	23,688
			100,288
Trading Companies & Distributors – 0.05%
Applied Industrial Technologies		1,080	22,853
†Titan Machinery		1,090	13,647
			36,500
Wireless Telecommunication Services – 0.36%
†Crown Castle International		8,200	257,153
†Leap Wireless International		200	3,910
†MetroPCS Communications		2,790	26,114
			287,177
Total U.S. Markets (Cost 20,740,960)			22,327,546

§Developed Markets – 12.93%
Aerospace & Defense – 0.25%
Finmeccanica		11,063	195,543
			195,543
Air Freight & Logistics – 0.27%
Deutsche Post		11,584	217,296
			217,296
Airlines – 0.17%
Singapore Airlines		13,679	133,814
			133,814
Auto Components – 0.29%
Autoliv		6,800	228,480
			228,480
Automobiles – 0.46%
Bayerische Motoren Werke		4,394	211,589
Toyota Motor		4,000	159,064
			370,653
Beverages – 0.30%
Coca-Cola Amatil		27,520	238,195
			238,195
Building Products – 0.54%
Asahi Glass		24,000	193,818
Cie de Saint-Gobain		4,528	234,870
			428,688
Chemicals – 0.67%
†Agrium		4,100	204,139
Linde		1,855	201,478
Syngenta ADR		2,800	128,660
			534,277
Commercial Banks – 1.00%
Banco Santander		13,288	213,873
Mitsubishi UFJ Financial Group		40,400	216,906
Nordea Bank		17,860	179,843
Standard Chartered		7,653	188,695
			799,317
Commercial Services & Supplies – 0.02%
IESI-BFC		1,405	18,153
			18,153
Communications Equipment – 0.24%
Nokia		12,919	189,976
			189,976
Construction Materials – 0.32%
Lafarge		2,864	256,255
			256,255
Diversified Financial Services – 0.04%
First Pacific		50,000	33,484
			33,484
Diversified Telecommunication Services – 0.44%
France Telecom		3,707	98,745
Philippine Long Distance Telephone ADR		800	41,120
Telstra		35,295	101,830
TELUS		3,449	111,257
			352,952
Electronic Equipment, Instruments & Components – 0.25%
Koninklijke Philips Electronics		8,350	203,303
			203,303
Energy Equipment & Services – 0.30%
†Nabors Industries		1,630	34,067
Tenaris ADR		1,100	39,182
†Transocean		1,900	162,508
			235,757
Food & Staples Retailing – 0.23%
Metro		3,292	186,268
			186,268
Food Products – 0.45%
@†Greggs		20,869	133,557
Parmalat		80,034	221,213
			354,770
Hotels, Restaurants & Leisure – 0.16%
Round One		14,900	126,303
			126,303
Household Durables – 0.23%
Techtronic Industries		216,500	179,625
			179,625
Industrial Conglomerates – 0.23%
Tomkins		60,161	181,405
			181,405
Insurance – 0.40%
Aspen Insurance Holdings		1,850	48,970
AXA		7,151	193,573
Everest Re Group		490	42,973
Max Capital Group		1,405	30,025
			315,541
IT Services – 0.53%
†Accenture Class A		1,070	39,879
†CGI Group Class A		32,325	378,571
			418,450
Machinery – 0.27%
†Vallourec		1,255	212,645
			212,645
Media – 0.94%
Publicis Groupe		4,025	161,428
Teleperformance		6,726	225,715
†Tom Group		266,000	19,907
Vivendi		8,041	248,784
WPP		11,083	95,103
			750,937
Metals & Mining – 0.12%
Alumina ADR		3,500	22,225
†Anglo American ADR		4,500	71,460
			93,685
Multiline Retail – 0.57%
Don Quijote		10,100	239,633
PPR		1,646	210,954
			450,587
Multi-Utilities – 0.27%
†Metro Pacific Investments		162,000	11,231
National Grid		21,237	204,802
			216,033
Oil, Gas & Consumable Fuels – 0.61%
BP		16,758	148,085
CNOOC		142,000	190,921
Total		2,477	147,167
			486,173
Pharmaceuticals – 1.27%
Astellas Pharma		5,700	234,286
†AstraZeneca		1,978	88,643
†Eurand		1,945	29,447
Novartis		4,406	220,438
Novo Nordisk ADR		3,000	188,850
Novo Nordisk Class B		2,300	144,003
Sanofi-Aventis		1,426	104,639
			1,010,306
Real Estate Management & Development – 0.04%
Franshion Properties China		126,000	35,768
			35,768
Specialty Retail – 0.28%
Esprit Holdings		33,341	223,708
			223,708
Textiles Apparel & Luxury Goods – 0.15%
Yue Yuen Industrial Holdings		42,500	117,903
			117,903
Wireless Telecommunication Services – 0.62%
China Mobile ADR		2,300	112,953
China Unicom Hong Kong ADR		13,200	187,968
Vodafone Group		87,641	196,344
			497,265
Total Developed Markets (Cost 8,635,881)			10,293,515

XEmerging Markets – 7.88%
Air Freight & Logistics – 0.03%
Sinotrans		88,000	20,779
			20,779
Automobiles – 0.05%
@Oriental Holdings		24,400	38,775
			38,775
Beverages – 0.07%
Fomento Economico Mexicano ADR		1,400	53,270
			53,270
Chemicals – 0.22%
Braskem ADR		4,400	55,396
Formosa Chemicals & Fibre		36,050	69,632
Israel Chemicals		4,500	51,473
			176,501
Commercial Banks – 0.68%
Banco Bradesco ADR		1,600	31,824
Bangkok Bank		11,800	43,442
Bank Leumi Le-Israel		7,100	27,228
Hong Leong Bank		24,900	47,268
Itau Unibanco Holding ADR		2,640	53,196
OTP Bank		1,178	33,609
Sberbank		56,008	111,456
Standard Bank Group		7,168	92,714
Turkiye Is Bankasi		14,249	55,685
VTB Bank GDR		11,000	42,240
			538,662
Construction & Engineering – 0.14%
Alarko Holding		22,965	63,132
†Empresas		16,303	38,411
@†Metallurgical Corporation of China		21,000	14,253
			115,796
Construction Materials – 0.27%
†Cemex ADR		5,600	72,352
Siam Cement NVDR		21,600	143,526
			215,878
Diversified Financial Services – 0.29%
†KB Financial Group ADR		2,478	127,543
Tongaat Hulett		3,858	48,283
Yazicilar Holding Class A		9,794	59,392
			235,218
Diversified Telecommunication Services – 0.57%
†Blue Label Telecoms		1,753	1,363
China Telecom		102,000	48,170
Chunghwa Telecom ADR		16,830	303,613
KT ADR		5,600	97,328
			450,474
Electric Utilities – 0.60%
Centrais Eletricas Brasileiras		18,500	287,699
Korea Electric Power ADR		10,800	164,592
Light		1,900	26,502
			478,793
Electronic Equipment, Instruments & Components – 0.04%
LG Display ADR		2,500	35,825
			35,825
Food & Staples Retailing – 0.05%
President Chain Store		15,904	39,170
			39,170
Food Products – 0.17%
†Brazil Foods ADR		900	47,925
CJ		780	36,862
Lotte Confectionery		45	47,352
			132,139
Hotels, Restaurants & Leisure – 0.05%
Sun International		3,402	39,768
			39,768
Household Durables – 0.06%
†Turk Sise ve Cam Fabrikalari		41,583	44,269
			44,269
Independent Power Producers & Energy Traders – 0.09%
AES Tiete		7,100	74,745
			74,745
Internet Software & Services – 0.08%
†Shanda Interactive Entertainment ADR		200	10,240
†Sina		1,000	37,960
†SK Communications		1,694	12,714
			60,914
IT Services – 0.10%
†Shanda Games ADR		3,200	37,440
Travelsky Technology		57,000	43,688
			81,128
Machinery – 0.02%
Hyundai Elevator		400	20,196
			20,196
Media – 0.15%
†Focus Media Holding ADR		7,100	78,384
Grupo Televisa ADR		2,400	44,616
			123,000
Metals & Mining – 0.84%
ArcelorMittal South Africa		2,376	37,960
Cia de Minas Buenaventura ADR		1,800	63,378
Gold Fields ADR		5,000	68,900
Impala Platinum Holdings		2,302	53,635
MMC Norilsk Nickel ADR		1,897	23,523
POSCO ADR		500	51,970
†Real Gold Mining		14,000	15,951
Vale ADR		15,200	351,576
			666,893
Oil, Gas & Consumable Fuels – 1.73%
China Petroleum & Chemical ADR		500	42,575
Gazprom ADR		7,900	187,467
LUKOIL ADR		2,300	125,895
PetroChina ADR		1,100	125,125
Petroleo Brasileiro ADR		11,500	491,605
Polski Koncern Naftowy Orlen		4,841	50,169
@PTT Exploration & Production		13,300	57,523
#Reliance Industries GDR 144A		1,200	110,388
Sasol ADR		700	26,684
SK Energy		625	66,936
SK Holdings		169	16,160
Surgutneftegaz ADR		4,700	40,232
Tambang Batubara Bukit Asam		28,000	40,933
			1,381,692
Paper & Forest Products – 0.08%
†Votorantim Celulose e Papel ADR		3,731	61,226
			61,226
Real Estate Management & Development – 0.13%
@†IRSA Inversiones y Representaciones GDR		4,200	34,860
KLCC Property Holdings		38,000	36,451
†UEM Land Holdings		70,300	31,687
			102,998
Semiconductors & Semiconductor Equipment – 0.56%
Samsung Electronics		408	282,635
Taiwan Semiconductor Manufacturing		41,205	83,067
United Microelectronics		160,000	78,762
			444,464
Specialty Retail – 0.06%
JD Group		8,519	50,585
			50,585
Wireless Telecommunication Services – 0.75%
America Movil ADR		2,000	87,660
Mobile Telesystems ADR		1,200	57,924
SK Telecom ADR		8,100	141,345
Tim Participacoes ADR		1,800	44,280
Turkcell Iletisim Hizmet ADR		5,400	96,498
†Vodacom Group		22,313	166,805
			594,512
Total Emerging Markets (Cost $5,344,447)			6,277,670
Total Common Stock (Cost $34,721,288)			38,898,731

Convertible Preferred Stock – 0.23%
Freeport-McMoRan Copper & Gold 6.75% exercise price $72.91, expiration date 5/1/10		200	20,500
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		125	128,781
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49		235	35,478
Total Convertible Preferred Stock (Cost $159,854)			184,759

Exchange Traded Funds – 8.22%
iShares MSCI EAFE Growth Index Fund		59,800	3,190,330
iShares MSCI EAFE Index Fund		61,300	3,353,110
Total Exchange Traded Funds (Cost $5,637,221)			6,543,440

Preferred Stock – 0.13%
@AK Transneft 0.85%		100	83,000
•PNC Funding 8.25%		25,000	23,834
Total Preferred Stock (Cost $85,890)			106,834
		Principal
		Amount¡
Agency Asset-Backed Securities – 0.00%
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.586% 11/25/32		1,442	1,422
Total Agency Asset-Backed Securities (Cost $1,443)			1,422

Agency Collateralized Mortgage Obligations – 0.64%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		11,175	12,193
Fannie Mae REMIC
Series 1996-46 ZA 7.50% 11/25/26		12,616	13,839
Series 2003-122 AJ 4.50% 2/25/28		11,099	11,499
Series 2006-M2 A2F 5.259% 5/25/20		60,000	64,391
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		19,580	21,153
Series 2004-W11 1A2 6.50% 5/25/44		19,737	21,322
Freddie Mac REMIC
Series 1730 Z 7.00% 5/15/24		10,583	11,141
Series 2326 ZQ 6.50% 6/15/31		48,053	52,209
Series 2557 WE 5.00% 1/15/18		25,000	26,625
Series 2662 MA 4.50% 10/15/31		20,061	20,660
Series 2694 QG 4.50% 1/15/29		30,000	31,306
Series 2872 GC 5.00% 11/15/29		40,000	42,231
Series 3022 MB 5.00% 12/15/28		30,000	31,466
Series 3173 PE 6.00% 4/15/35		95,000	102,457
Series 3337 PB 5.50% 7/15/30		20,000	20,963
◆Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43		21,176	22,841
Total Agency Collateralized Mortgage Obligations (Cost $481,242)			506,296

Agency Mortgage-Backed Securities – 3.00%
Fannie Mae 6.50% 8/1/17		12,821	13,671
•Fannie Mae ARM
5.14% 11/1/35		11,783	12,315
5.15% 3/1/38		26,536	27,818
5.391% 4/1/36		14,478	15,175
5.901% 8/1/37		29,914	31,579
Fannie Mae Relocation 30 yr 5.00% 11/1/34		22,536	23,143
Fannie Mae S.F. 15 yr
4.00% 7/1/24		138,549	141,162
4.50% 6/1/23		60,882	63,171
4.50% 3/1/24		261,969	271,657
5.00% 5/1/21		29,429	31,193
5.50% 4/1/23		34,743	36,795
Fannie Mae S.F. 30 yr
Pool #888678 5.00% 12/1/36		20,825	21,587
Pool #889842 5.00% 12/1/36		72,183	74,825
5.00% 12/1/37		13,088	13,540
5.00% 1/1/38		19,321	19,989
5.00% 2/1/38		7,908	8,181
5.50% 4/1/37		109,855	115,131
6.00% 11/1/36		259,019	274,091
6.50% 2/1/36		46,733	50,290
6.50% 2/1/37		65,873	70,559
6.50% 11/1/37		41,687	44,627
7.50% 6/1/31		16,212	18,164
9.50% 6/1/19		124	132
Fannie Mae S.F. 30 yr TBA 4.50% 10/1/39		360,000	364,612
•Freddie Mac ARM
5.074% 4/1/34		3,400	3,490
5.677% 7/1/36		13,702	14,431
5.819% 10/1/36		28,750	30,318
Freddie Mac S.F. 15 yr
4.00% 2/1/14		27,114	27,872
5.00% 6/1/18		11,644	12,379
Freddie Mac S.F. 30 yr
5.50% 3/1/37		92,746	97,214
7.00% 11/1/33		8,666	9,530
Freddie Mac S.F. 30 yr TBA
4.00% 10/1/39		240,000	237,225
5.00% 10/1/38		205,000	211,791
GNMA S.F. 30 yr 7.50% 1/15/32		3,499	3,922
Total Agency Mortgage-Backed Securities (Cost $2,340,156)			2,391,579

Commercial Mortgage-Backed Securities – 1.68%
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.398% 6/10/39		15,000	15,105
•Series 2005-1 A5 5.082% 11/10/42		30,000	30,353
•Series 2005-6 AM 5.179% 9/10/47		15,000	12,833
Series 2006-4 A4 5.634% 7/10/46		10,000	9,270
•Series 2007-3 A4 5.658% 6/10/49		10,000	8,191
•Series 2007-4 AM 5.811% 2/10/51		15,000	10,768
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40		50,000	49,145
•Series 2005-T20 A4A 5.15% 10/12/42		55,000	54,329
Series 2007-PW15 A4 5.331% 2/11/44		25,000	22,504
Series 2007-T28 A4 5.742% 9/11/42		30,000	28,074
◆Commercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34		25,180	26,101
Series 2005-C6 A5A 5.116% 6/10/44		115,000	109,390
Series 2006-C7 A2 5.69% 6/10/46		25,000	25,269
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.548% 2/15/39		15,000	15,153
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35		25,000	25,125
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33		10,000	9,744
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38		13,215	13,200
Series 2004-GG2 A6 5.396% 8/10/38		20,000	19,386
Series 2005-GG4 A4A 4.751% 7/10/39		20,000	18,750
Series 2006-GG6 A4 5.553% 4/10/38		20,000	18,062
•Series 2007-GG10 A4 5.805% 8/10/45		25,000	20,662
Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/1/37		115,000	108,183
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		35,000	36,046
Series 2005-LDP4 A4 4.918% 10/15/42		35,000	34,415
•Series 2005-LDP5 A4 5.179% 12/15/44		140,000	137,186
Series 2006-LDP9 A2 5.134% 5/15/47		115,000	110,318
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20		579	583
Series 2002-C1 A4 6.462% 3/15/31		55,000	58,472
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.656% 5/12/39		35,000	34,694
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48		27,888	28,035
Morgan Stanley Capital I
Series 2007-IQ14 A4 5.692% 4/15/49		25,000	20,448
•Series 2007-T27 A4 5.65% 6/11/42		185,000	174,580
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 A5 5.087% 7/15/42		15,000	14,557
Series 2006-C28 A2 5.50% 10/15/48		40,000	40,129
Total Commercial Mortgage-Backed Securities (Cost $1,249,241)			1,339,060

Convertible Bonds – 2.39%
Aerospace & Defense – 0.06%
L-3 Communications Holdings
3.00% exercise price $100.14, expiration date 8/1/35		40,000	41,200
#144A 3.00% exercise price $100.14, expiration date 8/1/35		5,000	5,150
			46,350
Biotechnology – 0.13%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13		100,000	101,624
			101,624

Communications Equipment – 0.11%
Alcatel-Lucent 2.875% exercise price $16.75, expiration 6/15/23		90,000	88,988
			88,988
Computers & Peripherals – 0.09%
SanDisk 1.00% exercise price $82.35, expiration date 5/15/13		90,000	70,425
			70,425
Diversified Telecommunication Services – 0.23%
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11		105,000	93,975
Qwest Communications International 3.50% exercise price $5.12, expiration date 11/15/25		85,000	86,169
			180,144
Electrical Equipment – 0.08%
General Cable 1.00% exercise price $83.93, expiration date 10/15/12		74,000	63,640
			63,640
Energy Equipment & Services – 0.12%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38		120,000	96,450
			96,450
Health Care Equipment & Supplies – 0.24%
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		85,000	69,913
Inverness Medical Innovations 3.00% exercise price $43.98, expiration date 5/15/16		35,000	37,669
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13		85,000	84,363
			191,945
Household Durables – 0.02%
Beazer Homes 4.625% exercise price $49.64, expiration date 6/15/24		15,000	13,125
			13,125
Internet Software & Services – 0.06%
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		55,000	47,988
			47,988
Media – 0.23%
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23		100,000	98,875
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16		83,000	87,358
			186,233
Metals & Mining – 0.01%
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24		5,000	4,544
			4,544
Oil, Gas & Consumable Fuels – 0.16%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38		135,000	101,587
Peabody Energy 4.75% exercise price $58.44, expiration date 12/15/41		27,000	23,895
			125,482
Paper & Forest Products – 0.09%
#Sino-Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13		70,000	75,688
			75,688
Real Estate Investment Trusts – 0.51%
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26		30,000	29,175
Developers Diversified Realty
3.00% exercise price $74.75, expiration date 3/15/12		15,000	13,294
3.50% exercise price $64.23, expiration date 8/15/11		9,000	8,314
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29		108,000	134,594
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37		145,000	131,405
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		85,000	90,313
			407,095
Semiconductors & Semiconductor Equipment – 0.14%
#Intel 144A 3.25% exercise price $22.68, expiration date 8/1/39		105,000	112,743
			112,743
Wireless Telecommunication Services – 0.11%
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14		80,000	89,400
			89,400
Total Convertible Bonds (Cost $1,726,030)			1,901,864

Corporate Bonds – 22.47%
Aerospace & Defense – 0.36%
#BAE Systems Holdings 144A
4.95% 6/1/14		20,000	20,760
6.375% 6/1/19		205,000	226,612
L-3 Communications
5.875% 1/15/15		15,000	15,000
6.125% 7/15/13		10,000	10,175
Moog 7.25% 6/15/18		12,000	11,580
			284,127
Airlines – 0.01%
Delta Air Lines 7.92% 11/18/10		11,000	10,670
			10,670
Auto Components – 0.26%
#Allison Transmission 144A 11.00% 11/1/15		70,000	68,950
ArvinMeritor 8.125% 9/15/15		40,000	35,000
Goodyear Tire & Rubber
9.00% 7/1/15		16,000	16,680
10.50% 5/15/16		35,000	38,150
Tenneco 8.625% 11/15/14		50,000	47,125
			205,905
Automobiles – 0.08%
Ford Motor 7.45% 7/16/31		75,000	61,125
			61,125
Beverages – 0.24%
#Anheuser-Busch InBev Worldwide 144A
5.375% 11/15/14		15,000	16,023
6.875% 11/15/19		50,000	56,581
7.20% 1/15/14		105,000	118,323
			190,927
Building Products – 0.09%
Associated Materials 9.75% 4/15/12		11,000	10,863
Building Materials 7.75% 8/1/14		22,000	21,285
USG 6.30% 11/15/16		46,000	39,330
			71,478
Capital Markets – 1.32%
Credit Suisse New York 6.00% 2/15/18		135,000	141,571
E Trade Financial PIK 12.50% 11/30/17		35,000	39,025
Goldman Sachs Group
5.25% 10/15/13		10,000	10,626
5.95% 1/18/18		138,000	143,405
6.25% 9/1/17		98,000	103,806
Jefferies Group
6.45% 6/8/27		50,000	42,084
8.50% 7/15/19		50,000	53,007
LaBranche 11.00% 5/15/12		76,000	73,720
Lazard Group
6.85% 6/15/17		17,000	16,782
7.125% 5/15/15		58,000	58,646
Morgan Stanley
5.375% 10/15/15		185,000	191,207
6.00% 4/28/15		100,000	106,022
#@Nuveen Investments 144A 10.50% 11/15/15		76,000	66,120
			1,046,021
Chemicals – 0.57%
Dow Chemical 8.55% 5/15/19		175,000	197,055
Huntsman International
7.375% 1/1/15		58,000	52,925
7.875% 11/15/14		22,000	20,625
Innophos 8.875% 8/15/14		34,000	34,510
#@Innophos Holdings 144A 9.50% 4/15/12		6,000	5,910
Lubrizol 8.875% 2/1/19		90,000	111,280
#MacDermid 144A 9.50% 4/15/17		22,000	20,350
#Nalco 144A 8.25% 5/15/17		12,000	12,660
			455,315
Commercial Banks – 1.36%
•BAC Capital Trust XIV 5.63% 12/31/49		72,000	47,700
Barclays Bank
5.20% 7/10/14		125,000	132,179
6.75% 5/22/19		145,000	162,464
BB&T 6.85% 4/30/19		120,000	134,472
PNC Funding
5.25% 11/15/15		35,000	35,927
5.625% 2/1/17		43,000	42,374
U.S. Bank North America 4.80% 4/15/15		15,000	15,867
•USB Capital IX 6.189% 4/15/49		170,000	132,175
Wachovia 5.25% 8/1/14		265,000	269,408
•Wells Fargo Capital XIII 7.70% 12/29/49		40,000	35,400
Zions Bancorporation
5.50% 11/16/15		14,000	10,769
5.65% 5/15/14		35,000	26,879
6.00% 9/15/15		7,000	5,534
7.75% 9/23/14		35,000	31,356
			1,082,504
Commercial Services & Supplies – 0.84%
Allied Waste North America 7.125% 5/15/16		10,000	10,564
ARAMARK 8.50% 2/1/15		64,000	64,880
Browning-Ferris Industries 7.40% 9/15/35		75,000	86,277
Casella Waste Systems
9.75% 2/1/13		18,000	16,740
#144A 11.00% 7/15/14		25,000	26,375
Cornell 10.75% 7/1/12		4,000	4,100
Corrections Corporation of America 7.75% 6/1/17		21,000	21,788
FTI Consulting
7.625% 6/15/13		41,000	41,103
7.75% 10/1/16		6,000	6,000
Global Cash Access/Finance 8.75% 3/15/12		30,000	29,850
Interface
9.50% 2/1/14		10,000	9,963
#144A 11.375% 11/1/13		13,000	14,170
International Lease Finance
5.25% 1/10/13		15,000	12,098
5.35% 3/1/12		15,000	12,757
5.625% 9/20/13		20,000	15,250
5.875% 5/1/13		25,000	19,678
6.375% 3/25/13		195,000	156,496
6.625% 11/15/13		40,000	31,744
Iron Mountain
6.625% 1/1/16		6,000	5,820
8.00% 6/15/20		40,000	40,400
8.75% 7/15/18		4,000	4,180
Mobile Mini
6.875% 5/1/15		13,000	11,928
9.75% 8/1/14		15,000	15,338
Waste Management 7.10% 8/1/26		10,000	10,959
			668,458
Communications Equipment – 0.01%
Alcatel-Lucent USA 6.45% 3/15/29		10,000	7,663
			7,663
Consumer Finance – 0.70%
Capital One Financial 7.375% 5/23/14		160,000	178,740
Cardtronics 9.25% 8/15/13		44,000	44,550
Ford Motor Credit 12.00% 5/15/15		155,000	170,974
#GMAC 144A
6.00% 12/15/11		8,000	7,480
6.625% 5/15/12		21,000	19,530
6.875% 9/15/11		102,000	97,410
6.875% 8/28/12		42,000	39,060
			557,744
Containers & Packaging – 0.50%
#BWAY 144A 10.00% 4/15/14		49,000	52,063
Crown Americas
7.625% 11/15/13		23,000	23,345
#144A 7.625% 5/15/17		9,000	9,135
Graham Packaging 9.875% 10/15/14		63,000	65,048
Graphic Packaging International
9.50% 8/15/13		70,000	72,449
#144A 9.50% 6/15/17		13,000	13,878
#Greif 144A 7.75% 8/1/19		15,000	15,525
Intertape Polymer 8.50% 8/1/14		5,000	3,900
#Owens-Brockway Glass Container 144A 7.375% 5/15/16		6,000	6,165
#Plastipak Holdings 144A
8.50% 12/15/15		12,000	12,180
10.625% 8/15/19		25,000	26,625
Pregis 12.375% 10/15/13		38,000	36,100
Solo Cup 8.50% 2/15/14		45,000	43,200
Smurfit Kappa Funding 7.75% 4/1/15		20,000	17,700
			397,313
Diversified Financial Services – 1.37%
Bank of America
4.90% 5/1/13		30,000	30,780
5.125% 11/15/14		10,000	10,230
5.75% 12/1/17		20,000	19,996
7.375% 5/15/14		120,000	133,651
Capital One Capital V 10.25% 8/15/39		40,000	44,311
Citigroup
6.375% 8/12/14		95,000	98,321
6.50% 8/19/13		145,000	152,344
•Citigroup Capital XXII 8.30% 12/21/57		20,000	17,975
General Electric Capital 6.00% 8/7/19		310,000	315,058
JPMorgan Chase 6.30% 4/23/19		210,000	229,678
JPMorgan Chase Capital XXII 6.45% 2/2/37		38,000	34,303
			1,086,647
Diversified Telecommunication Services – 1.34%
AT&T
6.30% 1/15/38		30,000	31,535
6.70% 11/15/13		55,000	62,369
Cincinnati Bell
7.00% 2/15/15		25,000	24,375
8.25% 10/15/17		35,000	34,497
Citizens Communications 7.125% 3/15/19		27,000	25,583
Deutsche Telekom International Finance
5.25% 7/22/13		15,000	16,010
6.00% 7/8/19		75,000	80,525
#DigitalGlobe 144A 10.50% 5/1/14		9,000	9,585
#Global Crossing 144A 12.00% 9/15/15		45,000	47,475
Hughes Network Systems/Finance 9.50% 4/15/14		50,000	50,500
Inmarsat Finance II 10.375% 11/15/12		16,000	16,640
#Intelsat Bermuda 144A 11.25% 2/4/17		90,000	89,775
Intelsat Jackson Holdings 11.25% 6/15/16		105,000	112,875
Intelsat Subsidiary Holding 8.875% 1/15/15		12,000	12,270
Level 3 Financing
9.25% 11/1/14		25,000	22,156
12.25% 3/15/13		20,000	20,300
#PAETEC Holding 144A 8.875% 6/30/17		10,000	10,000
#Qwest 144A 8.375% 5/1/16		35,000	36,400
Telecom Italia Capital
4.00% 1/15/10		10,000	10,069
5.25% 10/1/15		20,000	20,732
6.20% 7/18/11		20,000	21,307
7.175% 6/18/19		145,000	162,086
Telesat Canada
11.00% 11/1/15		36,000	38,520
12.50% 11/1/17		16,000	17,120
Time Warner Telecom Holdings 9.25% 2/15/14		17,000	17,595
#Wind Acquisition Finance 144A 11.75% 7/15/17		50,000	56,625
Windstream 8.125% 8/1/13		20,000	20,650
			1,067,574
Electric Utilities – 0.82%
#Calpine Construction Finance 144A 8.00% 6/1/16		33,000	33,990
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		100,000	108,500
Duke Energy 5.05% 9/15/19		20,000	20,258
Edison Mission Energy
7.00% 5/15/17		36,000	30,240
7.20% 5/15/19		13,000	10,595
7.50% 6/15/13		15,000	14,138
#Enel Finance International 144A 3.875% 10/7/14		100,000	99,730
Energy Future Holdings 10.875% 11/1/17		20,000	15,200
Illinois Power 9.75% 11/15/18		125,000	157,177
Indiana Michigan Power 7.00% 3/15/19		15,000	17,317
Mirant North America 7.375% 12/31/13		4,000	4,000
Pennsylvania Electric 5.20% 4/1/20		65,000	64,927
PPL Electric Utilities 7.125% 11/30/13		15,000	17,243
•Puget Sound Energy 6.974% 6/1/67		30,000	24,166
Texas Competitive Electric Holdings 10.25% 11/1/15		52,000	37,700
			655,181
Electronic Equipment, Instruments & Components – 0.11%
Anixter 10.00% 3/15/14		26,000	27,560
Jabil Circuit 7.75% 7/15/16		20,000	20,400
Sanmina-SCI 8.125% 3/1/16		42,000	39,480
			87,440
Energy Equipment & Services – 0.31%
Geophysique-Veritas
7.50% 5/15/15		1,000	1,000
7.75% 5/15/17		17,000	16,958
Complete Production Services 8.00% 12/15/16		26,000	23,790
#Helix Energy Solutions Group 144A 9.50% 1/15/16		28,000	28,140
Key Energy Services 8.375% 12/1/14		44,000	42,020
Weatherford International
4.95% 10/15/13		65,000	67,656
5.15% 3/15/13		20,000	21,024
5.95% 6/15/12		10,000	10,730
9.625% 3/1/19		25,000	31,347
			242,665
Food & Staples Retailing – 0.48%
#◆CVS Pass Through Trust 144A 8.353% 7/10/31		174,529	194,762
Delhaize America 9.00% 4/15/31		54,000	71,247
Delhaize Group 5.875% 2/1/14		5,000	5,390
#Ingles Markets 144A 8.875% 5/15/17		13,000	13,358
New Albertsons 7.25% 5/1/13		5,000	5,050
Rite Aid 9.375% 12/15/15		55,000	44,963
Supervalu
7.50% 11/15/14		20,000	20,200
8.00% 5/1/16		29,000	30,160
			385,130
Food Products – 0.21%
#Dole Food 144A
8.00% 10/1/16		25,000	25,219
13.875% 3/15/14		15,000	17,663
#Heinz (H.J.) Finance 144A 7.125% 8/1/39		25,000	29,689
#JBS USA Finance 144A 11.625% 5/1/14		18,000	19,440
#M-Foods Holdings 144A 9.75% 10/1/13		7,000	7,228
Smithfield Foods
7.75% 5/15/13		46,000	41,169
#144A 10.00% 7/15/14		10,000	10,550
#Tyson Foods 144A 10.50% 3/1/14		15,000	17,063
			168,021
Gas Utilities – 0.03%
AmeriGas Partners 7.125% 5/20/16		5,000	4,825
Inergy Finance
6.875% 12/15/14		8,000	7,680
8.25% 3/1/16		7,000	7,070
#144A 8.75% 3/1/15		5,000	5,163
			24,738
Health Care Equipment & Supplies – 0.59%
Bausch & Lomb 9.875% 11/1/15		45,000	47,363
Beckman Coulter
6.00% 6/1/15		75,000	81,917
7.00% 6/1/19		10,000	11,487
Biomet
11.625% 10/15/17		8,000	8,760
PIK 10.375% 10/15/17		15,000	16,013
#CareFusion 144A 6.375% 8/1/19		95,000	103,222
DJO Finance 10.875% 11/15/14		25,000	25,688
Hospira 6.40% 5/15/15		120,000	133,582
Inverness Medical Innovations 9.00% 5/15/16		34,000	33,873
Universal Hospital Services PIK 8.50% 6/1/15		9,000	8,865
			470,770
Health Care Providers & Services – 1.35%
Alliance Imaging 7.25% 12/15/12		13,000	12,610
Community Health Systems 8.875% 7/15/15		62,000	63,705
HCA
9.25% 11/15/16		106,000	109,843
PIK 9.625% 11/15/16		6,000	6,255
•HealthSouth 7.218% 6/15/14		27,000	26,595
Medco Health Solutions 7.125% 3/15/18		140,000	158,890
Psychiatric Solutions
7.75% 7/15/15		27,000	26,190
#144A 7.75% 7/15/15		18,000	17,010
Quest Diagnostic
5.45% 11/1/15		40,000	42,271
6.40% 7/1/17		145,000	157,927
Select Medical 7.625% 2/1/15		71,000	66,829
Tenet Healthcare 7.375% 2/1/13		47,000	46,765
UnitedHealth Group
5.50% 11/15/12		30,000	32,148
5.80% 3/15/36		30,000	29,189
6.00% 2/15/18		85,000	89,469
•US Oncology Holdings PIK 6.428% 3/15/12		54,006	47,255
WellPoint
5.00% 1/15/11		20,000	20,619
6.00% 2/15/14		115,000	123,900
			1,077,470
Hotels, Restaurants & Leisure – 0.76%
Carrols 9.00% 1/15/13		5,000	5,025
Darden Restaurants 6.80% 10/15/37		45,000	48,035
Denny's Holdings 10.00% 10/1/12		5,000	5,075
Gaylord Entertainment
6.75% 11/15/14		15,000	13,950
8.00% 11/15/13		25,000	25,750
#Harrahs Operating 144A 10.00% 12/15/18		60,000	48,000
#Harrahs Operating Escrow 144A 11.25% 6/1/17		66,000	68,144
#Landry's Restaurants 144A 14.00% 8/15/11		10,000	10,088
MGM MIRAGE
6.625% 7/15/15		7,000	5,443
7.50% 6/1/16		30,000	23,400
7.625% 1/15/17		15,000	11,775
#144A 11.125% 11/15/17		7,000	7,683
#144A 11.375% 3/1/18		20,000	18,900
#144A 13.00% 11/15/13		56,000	64,399
OSI Restaurant Partners 10.00% 6/15/15		30,000	26,625
Pinnacle Entertainment
7.50% 6/15/15		68,000	60,520
#144A 8.625% 8/1/17		20,000	20,200
#@Pokagon Gaming Authority 144A 10.375% 6/15/14		37,000	38,665
Royal Caribbean Cruises 6.875% 12/1/13		25,000	23,438
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15		48,000	34,800
#Speedway Motorsports 144A 8.75% 6/1/16		13,000	13,585
Yum Brands 6.875% 11/15/37		25,000	27,787
			601,287
Household Durables – 0.30%
Beazer Homes USA 8.625% 5/15/11		6,000	5,670
Jarden 8.00% 5/1/16		22,000	22,660
JohnsonDiversey Holdings 10.67% 5/15/13		12,000	11,580
K Hovnanian Enterprises
6.25% 1/15/15		15,000	11,475
7.50% 5/15/16		20,000	15,300
11.50% 5/1/13		20,000	21,200
M/I Homes 6.875% 4/1/12		6,000	5,580
Meritage Homes
6.25% 3/15/15		3,000	2,805
7.00% 5/1/14		17,000	16,023
Mohawk Industries 6.875% 1/15/16		11,000	10,960
Norcraft Holdings 9.75% 9/1/12		50,000	47,749
Ryland Group 8.40% 5/15/17		19,000	20,473
#Sealy Mattress 144A 10.875% 4/15/16		6,000	6,645
#Standard Pacific Escrow 144A 10.75% 9/15/16		25,000	24,750
Yankee Acquisition 8.50% 2/15/15		15,000	14,175
			237,045
Independent Power Producers & Energy Traders – 0.33%
AES
7.75% 3/1/14		2,000	2,025
8.00% 10/15/17		9,000	9,101
8.00% 6/1/20		137,000	136,658
#144A 8.75% 5/15/13		3,000	3,071
NRG Energy
7.25% 2/1/14		15,000	14,775
7.375% 2/1/16		80,000	77,600
7.375% 1/15/17		10,000	9,700
RRI Energy 7.625% 6/15/14		7,000	6,904
			259,834
Industrial Conglomerates – 0.25%
Orion Power Holdings 12.00% 5/1/10		23,000	23,920
Tyco International Finance
4.125% 10/15/14		30,000	29,896
8.50% 1/15/19		120,000	146,518
			200,334
Insurance – 0.35%
MetLife
6.40% 12/15/36		60,000	51,600
6.75% 6/1/16		155,000	173,216
6.817% 8/15/18		50,000	55,744
			280,560
Internet Software & Services – 0.01%
#Terremark Worldwide 144A 12.00% 6/15/17		10,000	10,950
			10,950
IT Services – 0.25%
First Data 9.875% 9/24/15		140,000	130,025
Sungard Data Systems 10.25% 8/15/15		44,000	45,100
#Unisys 144A 12.75% 10/15/14		20,000	21,300
			196,425
Leisure Equipment & Products – 0.04%
Eastman Kodak 7.25% 11/15/13		40,000	33,000
			33,000
Life Sciences Tools & Services – 0.01%
#Bio-Rad Laboratories 144A 8.00% 9/15/16		9,000	9,360
			9,360
Machinery – 0.12%
#Case New Holland 144A 7.75% 9/1/13		25,000	25,000
#CPM Holdings 144A 10.625% 9/1/14		10,000	10,375
RBS Global/Rexnord
9.50% 8/1/14		20,000	19,500
11.75% 8/1/16		10,000	9,100
Terex 8.00% 11/15/17		25,000	23,063
Thermadyne Holdings 10.50% 2/1/14		14,000	12,040
			99,078
Media – 1.65%
Affinion Group 11.50% 10/15/15		20,000	20,650
Belo 6.75% 5/30/13		14,000	13,213
#Cablevision Systems 144A 8.625% 9/15/17		20,000	20,750
#Cengage Learning Acquisitions 144A 10.75% 1/15/15		25,000	23,750
#Charter Communications Operating 144A
10.00% 4/30/12		7,000	7,158
10.375% 4/30/14		9,000	9,225
12.875% 9/15/14		106,000	115,274
Comcast 4.95% 6/15/16		55,000	56,337
#Cox Communications 144A
5.875% 12/1/16		35,000	36,843
6.95% 6/1/38		135,000	146,083
8.375% 3/1/39		10,000	12,374
CSC Holdings
6.75% 4/15/12		31,000	32,085
#144A 8.50% 6/15/15		3,000	3,165
DirectTV Holdings 7.625% 5/15/16		60,000	64,500
Echostar DBS
7.125% 2/1/16		25,000	24,938
#144A 7.875% 9/1/19		115,000	116,724
Interpublic Group
6.25% 11/15/14		27,000	25,684
#144A 10.00% 7/15/17		3,000	3,255
Lamar Media 6.625% 8/15/15		50,000	46,210
LIN Television 6.50% 5/15/13		5,000	4,400
#Mediacom 144A 9.125% 8/15/19		25,000	25,813
Nielsen Finance
10.00% 8/1/14		31,000	31,310
11.50% 5/1/16		5,000	5,275
11.625% 2/1/14		20,000	21,200
Ω12.50% 8/1/16		20,000	15,850
#144A 11.50% 5/1/16		4,000	4,220
#144A 11.625% 2/1/14		2,000	2,120
#Rainbow National Services 144A 10.375% 9/1/14		7,000	7,403
Sinclair Broadcast Group 8.00% 3/15/12		5,000	4,438
#Sirius XM Radio 144A 9.75% 9/1/15		5,000	5,125
Time Warner Cable 6.75% 7/1/18		45,000	49,797
#Univision Communications 144A 12.00% 7/1/14		30,000	32,400
Videotron
9.125% 4/15/18		11,000	11,963
#144A 9.125% 4/15/18		5,000	5,438
Visant Holding 8.75% 12/1/13		24,000	24,540
#Vivendi 144A
5.75% 4/4/13		80,000	83,085
6.625% 4/4/18		54,000	58,140
WPP Finance 8.00% 9/15/14		120,000	131,767
XM Satellite Radio Holdings PIK 10.00% 6/1/11		10,000	9,450
			1,311,952
Metals & Mining – 0.61%
ArcelorMittal
6.125% 6/1/18		80,000	78,942
9.00% 2/15/15		60,000	69,075
9.85% 6/1/19		5,000	5,924
California Steel Industries 6.125% 3/15/14		8,000	7,360
#Compass Minerals International 144A 8.00% 6/1/19		16,000	16,260
#FMG Finance 144A 10.625% 9/1/16		25,000	27,813
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		70,000	74,566
•Noranda Aluminum Acquisition PIK 5.413% 5/15/15		26,000	18,460
#Novelis 144A 11.50% 2/15/15		25,000	25,375
Reliance Steel & Aluminum 6.85% 11/15/36		46,000	40,057
Ryerson
•7.858% 11/1/14		7,000	6,160
12.25% 11/1/15		4,000	3,820
#Steel Dynamics 144A 7.75% 4/15/16		40,000	40,400
#Teck Resources 144A
10.25% 5/15/16		6,000	6,810
10.75% 5/15/19		45,000	52,538
United States Steel 7.00% 2/1/18		13,000	12,504
			486,064
Multiline Retail – 0.50%
Burlington Coat Factory Warehouse 11.125% 4/15/14		40,000	39,400
Macy's Retail Holdings
6.65% 7/15/24		62,000	49,205
8.875% 7/15/15		40,000	41,928
10.625% 11/1/10		9,000	9,489
Nordstrom
6.25% 1/15/18		85,000	88,241
6.75% 6/1/14		20,000	21,962
Target
4.00% 6/15/13		20,000	20,918
6.50% 10/15/37		115,000	129,107
			400,250
Office Electronics – 0.07%
Xerox 8.25% 5/15/14		50,000	56,890
			56,890
Oil, Gas & Consumable Fuels – 2.18%
#Arch Coal 144A 8.75% 8/1/16		15,000	15,525
Berry Petroleum 10.25% 6/1/14		27,000	28,958
#Cenovus Energy 144A 5.70% 10/15/19		65,000	66,777
Chesapeake Energy
6.50% 8/15/17		60,000	55,350
6.625% 1/15/16		16,000	15,200
7.25% 12/15/18		2,000	1,900
9.50% 2/15/15		42,000	44,415
Copano Energy 7.75% 6/1/18		14,000	13,370
Denbury Resources
7.50% 4/1/13		13,000	13,065
9.75% 3/1/16		8,000	8,540
Dynergy Holdings
7.75% 6/1/19		41,000	35,158
8.375% 5/1/16		10,000	9,400
El Paso
6.875% 6/15/14		13,000	12,805
7.00% 6/15/17		14,000	13,790
7.25% 6/1/18		2,000	1,977
8.25% 2/15/16		4,000	4,120
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		41,000	42,088
Enbridge Energy Partners 9.875% 3/1/19		70,000	87,073
Energy Transfer Partners
5.65% 8/1/12		70,000	73,865
9.70% 3/15/19		20,000	24,796
Enterprise Products Operating
6.125% 10/15/39		15,000	15,207
6.30% 9/15/17		35,000	37,757
•8.375% 8/1/66		10,000	9,362
9.75% 1/31/14		60,000	72,509
Forest Oil 7.25% 6/15/19		24,000	22,560
#Hilcorp Energy I 144A
7.75% 11/1/15		29,000	27,550
9.00% 6/1/16		12,000	11,970
#Holly 144A 9.875% 6/15/17		20,000	20,550
International Coal Group 10.25% 7/15/14		14,000	12,810
Kinder Morgan Energy Partners
6.85% 2/15/20		20,000	21,886
9.00% 2/1/19		105,000	127,432
Mariner Energy 8.00% 5/15/17		49,000	45,080
MarkWest Energy Partners 8.75% 4/15/18		10,000	10,000
Massey Energy 6.875% 12/15/13		67,000	64,990
Nexen 7.50% 7/30/39		70,000	76,463
Noble Energy 8.25% 3/1/19		70,000	84,643
OPTI Canada
7.875% 12/15/14		17,000	13,090
8.25% 12/15/14		34,000	26,520
Petrohawk Energy
7.875% 6/1/15		8,000	7,920
9.125% 7/15/13		24,000	24,780
#144A 10.50% 8/1/14		6,000	6,480
Petroleum Development 12.00% 2/15/18		19,000	18,810
Plains All American Pipeline 5.75% 1/15/20		115,000	116,112
Plains Exploration & Production 8.625% 10/15/19		10,000	10,175
Quicksilver Resources 11.75% 1/1/16		35,000	38,763
Range Resources 8.00% 5/15/19		26,000	26,780
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		25,000	26,026
Regency Energy Partners
8.375% 12/15/13		7,000	7,105
#144A 9.375% 6/1/16		10,000	10,450
#SandRidge Energy 144A 9.875% 5/15/16		38,000	39,805
Talisman Energy 7.75% 6/1/19		70,000	82,452
TransCanada Pipelines 6.35% 5/15/67		55,000	48,258
			1,732,467
Paper & Forest Products – 0.15%
Domtar 7.125% 8/15/15		5,000	4,925
Georgia Pacific
7.70% 6/15/15		5,000	5,075
#144A 7.00% 1/15/15		8,000	7,920
#144A 7.125% 1/15/17		7,000	6,878
#144A 8.25% 5/1/16		15,000	15,638
Norske Skog Canada 8.625% 6/15/11		5,000	3,475
#@Norske Skogindustrier 144A 7.125% 10/15/33		10,000	5,250
#Sappi Papier Holding 144A 6.75% 6/15/12		42,000	38,895
Weyerhaeuser 7.375% 10/1/19		35,000	34,975
			123,031
Real Estate Investment Trusts – 0.20%
Developers Diversified Realty
5.375% 10/15/12		30,000	28,142
9.625% 3/15/16		20,000	20,087
Host Hotels & Resorts
7.125% 11/1/13		20,000	19,850
#144A 9.00% 5/15/17		19,000	20,235
Kimco Realty 6.875% 10/1/19		35,000	35,860
@Potlatch 12.50% 12/1/09		17,000	17,110
Regency Centers 5.875% 6/15/17		20,000	18,827
			160,111
Road & Rail – 0.16%
CSX
5.75% 3/15/13		20,000	21,343
6.25% 3/15/18		100,000	108,629
			129,972
Semiconductors & Semiconductor Equipment – 0.17%
Avago Technologies Finance 10.125% 12/1/13		11,000	11,633
Freescale Semiconductor 8.875% 12/15/14		160,000	123,200
			134,833
Specialty Retail – 0.17%
Sally Holdings/Capital 10.50% 11/15/16		50,000	52,375
Toys R Us
7.625% 8/1/11		11,000	10,890
7.875% 4/15/13		35,000	33,775
#Toys R Us Property 144A 10.75% 7/15/17		35,000	37,800
			134,840
Textiles, Apparel & Luxury Goods – 0.10%
#Invista 144A 9.25% 5/1/12		33,000	33,165
Levi Strauss 9.75% 1/15/15		44,000	45,980
			79,145
Tobacco – 0.07%
#Alliance One International 144A 10.00% 7/15/16		55,000	57,063
			57,063
Trading Companies & Distributors – 0.19%
Avis Budget Car Rental
7.625% 5/15/14		30,000	27,150
7.75% 5/15/16		25,000	21,875
Hertz
7.75% 1/1/16		32,000	33,440
8.875% 1/1/14		32,000	32,480
RSC Equipment Rental 9.50% 12/1/14		37,000	35,890
			150,835
Wireless Telecommunication Services – 0.88%
AT&T Wireless 8.125% 5/1/12		50,000	57,084
Cricket Communications
9.375% 11/1/14		68,000	69,360
#144A 7.75% 5/15/16		9,000	9,180
Crown Castle International 9.00% 1/15/15		26,000	27,365
#Digicel Group 144A 12.00% 4/1/14		100,000	112,000
MetroPCS Wireless 9.25% 11/1/14		54,000	55,485
#NII Capital 144A 10.00% 8/15/16		40,000	41,800
Sprint Capital 8.75% 3/15/32		100,000	95,000
Sprint Nextel 6.00% 12/1/16		44,000	39,490
Vodafone Group
5.00% 12/16/13		5,000	5,337
5.00% 9/15/15		140,000	148,136
5.375% 1/30/15		40,000	42,917
			703,154
Total Corporate Bonds (Cost $16,822,214)			17,893,366

Foreign Agencies – 0.21%
Cayman Islands – 0.04%
Petrobras International Finance 7.875% 3/15/19		30,000	34,763
			34,763
Germany – 0.15%
KFW
4.875% 6/17/19		65,000	70,820
6.00% 2/14/12	RUB	1,580,000	48,624
			119,444
Republic of Korea – 0.02%
Korea Development Bank 5.30% 1/17/13		15,000	15,608
			15,608
Total Foreign Agencies (Cost $155,649)			169,815

Municipal Bonds – 0.26%
California State Taxable Various Purpose 7.55% 4/1/39		150,000	167,986
Oregon State Taxable Pension 5.892% 6/1/27		35,000	37,686
Total Municipal Bonds (Cost $176,787)			205,672

Non-Agency Asset-Backed Securities – 0.96%
•Bank of America Credit Card Trust Series 2008-A5 A5 1.44% 12/16/13		35,000	35,221
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		13,984	14,248
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		25,000	27,551
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		5,328	5,440
Series 2008-A A3 4.94% 4/25/14		20,000	20,217
Chase Issuance Trust Series 2005-A7 A7 4.55% 3/15/13		15,000	15,663
Citibank Credit Card Issuance Trust
Series 2005-A7 A7 4.75% 10/22/12		200,000	207,770
•Series 2007-A6 A6 0.50% 7/12/12		100,000	99,707
CNH Equipment Trust
Series 2008-A3 A3 4.12% 5/15/12		4,794	4,862
Series 2008-A A4A 4.93% 8/15/14		10,000	10,370
Series 2008-B A3A 4.78% 7/16/12		10,000	10,226
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		15,000	15,483
Discover Card Master Trust Series 2008-A4 A4 5.65% 12/15/15		60,000	65,872
#•Golden Credit Card Trust Series 2008-3 A 144A 1.24% 7/15/17		100,000	97,367
Harley-Davidson Motorcycle Trust Series 2005-2 A2 4.07% 2/15/12		7,385	7,476
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		5,568	5,693
Series 2008-A A3 4.93% 12/17/12		15,000	15,621
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		15,000	15,217
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		15,067	10,848
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 0.285% 11/15/12		10,000	9,961
Mid-State Trust
Series 11 A1 4.864% 7/15/38		15,336	13,082
Series 2004-1 A 6.005% 8/15/37		7,769	6,986
#Series 2006-1 144A 5.787% 10/15/40		17,767	16,020
πStructured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31		22,091	17,754
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		15,000	15,411
Total Non-Agency Asset-Backed Securities (Cost $765,453)			764,066

Non-Agency Collateralized Mortgage Obligations – 1.29%
@American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		32,697	26,236
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.398% 1/25/36		27,702	23,384
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33		45,397	44,262
Series 2004-2 1A1 6.00% 3/25/34		28,513	27,515
Series 2005-3 2A1 5.50% 4/25/20		30,355	27,092
Series 2005-5 2CB1 6.00% 6/25/35		2,694	1,791
Series 2005-6 7A1 5.50% 7/25/20		5,113	4,691
Series 2005-9 2A1 4.75% 10/25/20		27,321	27,005
Bank of America Mortgage Securities
•Series 2003-D 1A2 3.718% 5/25/33		134	88
Series 2005-9 5A1 5.50% 10/25/20		16,316	14,970
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18		46,818	47,213
Chaseflex Trust Series 2006-1 A4 6.30% 6/25/36		100,000	50,854
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		15,005	14,368
Countrywide Alternative Loan Trust Series 2004-28CB 6A1 6.00% 1/25/35		13,687	10,744
◆Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-23 A1 5.50% 11/25/35		18,223	16,691
Series 2006-1 A2 6.00% 3/25/36		30,032	23,575
@Series 2006-17 A5 6.00% 12/25/36		21,089	18,352
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33		8,184	8,021
Series 2004-1 3A1 7.00% 2/25/34		5,509	4,903
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33		8,701	8,675
•Series 2004-AR5 4A1 5.705% 10/25/34		25,735	22,421
•Series 2007-AR2 1A1 5.843% 8/25/37		14,798	10,540
•Series 2007-AR3 2A2 6.298% 11/25/37		43,892	28,737
GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.166% 5/25/35		30,546	24,264
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27		21,195	20,472
Series 2005-RP1 1A3 8.00% 1/25/35		16,164	13,691
Series 2005-RP1 1A4 8.50% 1/25/35		8,984	7,820
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.772% 2/25/35		28,770	27,176
Series 2005-A4 1A1 5.386% 7/25/35		34,362	30,126
Series 2005-A6 1A2 5.145% 9/25/35		85,000	58,861
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		17,187	15,945
MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33		3,787	3,732
•MASTER ARM Trust Series 2003-6 1A2 5.685% 12/25/33		5,466	4,859
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		24,594	20,627
Series 2005-2 1A4 8.00% 5/25/35		11,502	10,311
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34		9,728	9,484
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31		1,921	1,924
Series 2004-SL4 A3 6.50% 7/25/32		13,268	12,986
Structured ARM Loan Trust Series 2004-18 5A 5.50% 12/25/34		29,067	21,492
Structured Asset Securities
•Series 2002-22H 1A 6.942% 11/25/32		6,999	6,633
Series 2004-12H 1A 6.00% 5/25/34		22,789	21,280
◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20		38,870	29,444
•◆Washington Mutual Mortgage Pass Through Certificates
Series 2006-AR10 1A1 5.922% 9/25/36		43,961	32,821
Series 2007-HY3 4A1 5.32% 3/25/37		60,210	47,287
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 3.511% 9/25/34		7,256	7,011
•Series 2006-AR6 7A1 5.112% 3/25/36		90,241	81,041
•Series 2006-AR10 5A1 5.592% 7/25/36		43,871	32,918
Series 2007-13 A7 6.00% 9/25/37		26,016	22,244
Total Non-Agency Collateralized Mortgage Obligations (Cost $1,174,496)			1,026,577

Regional Authorities – 0.12%
Canada – 0.12%
Province of Ontario Canada
4.00% 10/7/19		50,000	50,066
4.40% 6/219	CAD	44,000	42,676
Total Regional Authorities (Cost $91,883)			92,742

«Senior Secured Loans – 0.30%
Dana Holdings Term Tranche Loan B 9.00% 1/30/15		55,000	49,347
Energy Futures Holding Term Tranche Loan B2 6.579% 10/10/14		59,847	47,810
Ford Motor Term Tranche Loan B 5.80% 12/15/13		99,388	88,580
Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15		55,000	55,183
Total Senior Secured Loans (Cost $218,386)			240,920

Sovereign Debt – 1.90%
Brazil – 0.62%
Federal Republic of Brazil
12.50% 1/5/16	BRL	519,000	323,286
12.50% 1/5/22	BRL	280,000	174,649
			497,935
Canada – 0.24%
Canadian Government Bond 3.00% 6/1/14	CAD	200,000	191,120
			191,120
Colombia – 0.14%
Republic of Colombia 12.00% 10/22/15	COP	180,000,000	111,015
			111,015
Indonesia – 0.22%
Indonesia Treasury Bond 10.75% 5/15/16	IDR	1,607,000,000	178,914
			178,914
Mexico – 0.28%
Mexican Government
7.25% 12/15/16	MXN	265,000	19,141
10.00% 11/20/36	MXN	2,330,000	196,230
United Mexican States 5.95% 3/19/19		6,000	6,330
			221,701
Poland – 0.16%
^Poland Government Bond 4.83% 7/25/11	PLN	400,000	127,958
			127,958
Russia – 0.04%
Russian Eurobond 7.50% 3/31/30		26,880	29,450
			29,450
Sweden – 0.20%
Sweden Government Bond 6.75% 5/5/14	SEK	930,000	156,815
			156,815
Total Sovereign Debt (Cost $1,439,674)			1,514,908

Supranational Banks – 1.52%
European Investment Bank
3.125% 6/4/14		25,000	25,611
6.00% 8/14/13	AUD	399,000	356,088
6.25% 4/15/14	GBP	113,000	205,937
^10.902% 3/30/16	TRY	260,000	89,151
#144A 4.00% 5/15/14	NOK	2,130,000	371,753
International Bank for Reconstruction & Development
5.38% 12/15/14	NZD	151,000	108,014
10.00% 4/5/12	RUB	1,500,000	50,039
Total Supranational Banks (Cost $1,122,725)			1,206,593

U.S. Treasury Obligations – 0.92%
U.S. Treasury Bond 4.25% 5/15/39		70,000	72,439
U.S. Treasury Notes
2.375% 9/30/14		200,000	200,579
3.00% 9/30/16		95,000	95,408
∞3.625% 8/15/19		355,000	364,485
Total U.S. Treasury Obligations (Cost $718,021)			732,911

Discounted Commercial Paper – 5.53%
Koch Resources 0.07% 10/1/09		4,405,000	4,405,000
Total Discounted Commercial Paper (Cost $4,405,000)			4,405,000

Short-Term Investment – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund		15,000	15,000
Total Short-Term Investment (Cost $15,000)			15,000
Total Value of Securities – 100.64%
(Cost $73,507,653)			80,141,555
Liabilities Net of Receivables and Other Assets (See Notes) – (0.64%)			(507,083)
Net Assets Applicable to 6,538,498 Shares Outstanding – 100.00%			$79,634,472

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD - Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP - Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR– Indonesian Rupiah
ILS – Israeli Shekel
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of September 30, 2009.
@Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $539,611, which represented 0.68% of the Fund’s net assets. See Note 4 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $5,173,604, which represented 6.50% of the Fund’s net assets. See Note 4 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
†Non income producing security.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At September 30, 2009, the aggregate amount of the restricted securities was $17,754, or 0.02% of the Fund’s net assets. See Note 4 in “Notes.”
§Developed Market – countries that are thought to be most developed and therefore less risky.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential.
∞Fully or partially pledged as collateral for financial futures contracts.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2009.
^Zero coupon security. The rate shown is the yield at the time of purchase.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
GDR – Global Depositary Receipts
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transaction, Inc.
NVDR – Non-Voting Depositary Receipts
PIK – Pay-in-kind
REMIC –- Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts, financial futures contracts, and options contracts were outstanding at September 30, 2009:

Foreign Currency Exchange Contracts1
					Unrealized
Contracts to Receive (Deliver)		In Exchange For			Appreciation
				Settlement Date	(Depreciation)
AUD	1,044	USD	(910)	10/30/09	$ 8
CAD	92,670	USD	(86,372)	10/30/09	179
CAD	(49,758)	USD	46,443	10/30/09	(29)
COP	114,684,000	USD	(59,545)	10/30/09	10
EUR	40,246	USD	(59,000)	10/30/09	(113)
GBP	(24,608)	USD	39,215	10/30/09	(101)
GBP	(34,900)	USD	56,000	10/30/09	240
IDR	252,325,000	USD	(26,053)	11/30/09	(213)
ILS	267,050	USD	(70,000)	11/20/09	897
KRW	353,626,360	USD	(296,368)	10/30/09	4,092
NOK	35,076	USD	(5,991)	10/30/09	76
PLN	103,961	USD	(36,833)	10/30/09	(705)
SEK	900,291	USD	(132,038)	10/30/09	(2,872)
TRY	95,531	USD	(63,824)	12/01/09	(157)
ZAR	307	USD	(42)	10/01/09	(1)
					$1,311

Financial Futures Contracts2

Contracts	Notional	Notional	Unrealized
to Sell	Proceeds	Value	Expiration Date	Depreciation
(5) U.S. Treasury 10 yr Notes	$(585,173)	$(591,641)	12/21/09	$(6,468)

Options Contracts3

	Number of	Notional	Exercise	Expiration	Unrealized
Description	Contracts	Value	Price	Date	Depreciation
Long Put Options
U.S. Treasury 10 yr Notes	9	$2,953	$116.50	10/23/09	$(3,726)

The use of foreign currency exchange contracts, financial futures contracts, and options contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1,2,3See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Foundation® Moderate Allocation Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swap (CDS) contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Effective May 1, 2009, short-debt securities having less than 60 days to maturity are valued at market value. Prior to May 1, 2009, these securities were valued at amortized cost, which approximated market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management had analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006 – December 31, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$73,639,309
Aggregate unrealized appreciation	$ 7,734,728
Aggregate unrealized depreciation	(1,232,482)
Net unrealized appreciation	$ 6,502,246

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $19,904,787 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $7,639,801 expires in 2009; $9,576,012 expires in 2010; $473,349 expires in 2011; and $2,215,625 expires in 2016.

The Fund applies the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$ 5,880,038	$148,962	$ 6,029,000
Common Stock	38,898,731	-	-	38,898,731
Corporate Debt	35,478	20,185,431	-	20,220,909
Foreign Debt	-	2,612,306	371,752	2,984,058
Investment Companies	6,543,440	-	-	6,543,440
Municipal Bonds	-	205,672	-	205,672
U.S. Treasury Obligations-	732,911	-	732,911
Short-Term	15,000	4,405,000	-	4,420,000
Other	83,000	23,834	-	106,834
Total	$45,575,649	$34,045,192	$520,714	$80,141,555

Derivatives	$-	$ (8,883)	$-	$ (8,883)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

-		Agency, Asset
		Backed &
		Mortgage-
		Backed	Foreign	Securities
	Total	Securities	Debt	Lending
Balance as of 12/31/08	$129,078	$128,805	$ -	$ 273
Net change in unrealized
Net realized gain/loss	(8,262)	-	-	(8,262)
Net purchases, sales, and settlements	334,766	(1,210)	335,976	-
Net change in
Unrealized appreciation/deprecation	65,132	21,367	35,776	7,989
Balance as of 9/30/09	$ 520,714	$148,962	$371,752	$-

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/09	$ 65,132	$ 21,367	$ 35,776	$ 7,989

3. Derivatives
The Fund applies the amended provisions of Accounting Codification Section 815 (ACS 815), Derivatives and Hedging Activities. ACS 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Financial Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Options Contracts – During the period ended September 30, 2009, the Fund entered into options contracts in the normal course of pursuing its investment objectives. The Fund may write options contracts for any number of reasons, including: to manage the Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. The Fund may write calls or puts on securities, financial indices, and foreign currencies. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk.

Transactions in options contracts during the period ended September 30, 2009 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2008	-	$ -
Options bought	14	12,066
Options terminated in closing purchase transactions	(5)	(5,387)
Options outstanding at September 30, 2009	9	$6,679

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of  protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended September 30, 2009, the Fund did not enter into any CDS contracts as a purchaser or seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Fund had no CDS contracts outstanding at September 30, 2009.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract.  This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of September 30, 2009 was as follows:
	Asset Derivatives		Liability Derivatives

	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Foreign exchange contracts (Currency)	Liabilities net of receivables and other assets	$5,502	Liabilities net of receivables and other assets	$(4,191)

Interest rate contracts (Futures)	Liabilities net of receivables and other assets	-	Liabilities net of receivables and other assets	(6,468)

Options contracts (Options)	Liabilities net of receivables and other assets	-	Liabilities net of receivables and other assets	(3,726)
Total		$5,502		$(14,385)

The effect of derivative instruments on the statement of operations for the period ended September 30, 2009 was as follows:
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange contracts (Currency)	Net realized and unrealized gain (loss) on investments and foreign currencies from foreign currencies	$(54,574)	$1,311
Interest rate contracts (Futures)	Net realized and unrealized loss on investments and foreign currencies from futures contracts	(22,826)	(6,468)
Options contracts (Options)	Net realized and unrealized gain (loss) on investments and foreign currencies from options contracts	3,930	(3,726)
Credit contracts (Swaps)	Net realized and unrealized loss on investments and foreign currencies from swap contracts	(5,704)	(773)
Total		$(79,174)	$(9,656)

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Effective June 30, 2009, the Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 16, 2009, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Item 2. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

   By:           /s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:           November 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:                      November 17, 2009

By:           /s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:                      November 17, 2009